UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04015

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Semiannual Report April 30, 2007

EATON VANCE
COMBINED
MONEY
MARKET
FUNDS

Cash Management Fund

Money Market Fund

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Money Market Funds as of April 30, 2007

INVESTMENT UPDATE

Elizabeth S. Kenyon, CFA

Portfolio Manager

Investment Environment

•      The fiscal year end for Cash Management Portfolio, Cash Management Fund and Money Market Fund has changed from December 31 to October 31. As a result, this is the first semiannual report for the Funds’ new fiscal year.

•      During the four months from December 31, 2006, (the date of the last annual report) to April 30, 2007, the U.S.economy began to show signs of slowing but generally remained on solid footing. First quarter economic growth rose 1.3% following the 2.5% growth rate achieved in the fourth quarter of 2006, while inflation has remained moderate.

•      Since June 2006, the Federal Reserve Board (the “Fed”) has held the Fed Funds target rate, a key short-term interest rate benchmark, at 5.25%, awaiting further economic inputs to determine the future direction of interest rate moves. This Fed policy resulted in little variability in short-term interest rates during the period.

•      During the four-month period, the yield curve, a graph of bond yields across all maturities, remained “inverted,” meaning that shorter-term bond yields were higher than those for longer-term bonds. This situation was beneficial for investors in shorter-maturity fixed-income securities.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The Cash Management Portfolio

•      At April 30, 2007, Cash Management Portfolio — in which the Funds invest their assets — had 82.9% of its net assets invested in high-quality commercial paper, a highly liquid type of security in which money market funds commonly invest.(1) The Portfolio also invests in high-quality U.S. Government agency securities and other short-term investments, such as bank time deposits.

•      During the four months ended April 30, 2007, shareholders of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund received $0.016 and $0.012 per share, respectively, in income dividends. Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund had total returns of 1.56% and 1.22%, respectively, during the same period.(2)

•      During the period, management maintained a relatively short weighted average maturity in the Portfolio to allow for more frequent reinvestments and help maintain each Fund’s income stream.

(1) An investment in one of the money market funds is neither insured nor guaranteed by the U.S. Government. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

(2) Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

Asset Allocation*

By net assets

* Asset Allocation information may not be representative of the Portfolio’s current or future investments and may change due to active management.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance Money Market Funds as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of a Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Cash Management Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period (11/1/06 – 4/30/07)*
Actual	$1,000.00	$1,023.60	$3.26
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,021.60	$3.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.65% multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Money Market Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period (11/1/06 – 4/30/07)*
Actual	$1,000.00	$1,018.40	$8.46
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,016.40	$8.45

*  Expenses are equal to the Fund's annualized expense ratio of 1.69% multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

2

Eaton Vance Money Market Funds as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of April 30, 2007

	Cash Management Fund	Money Market Fund
Assets
Investment in Cash Management Portfolio, at value	$78,962,557	$39,567,526
Receivable for Fund shares sold	1,478,089	692,717
Total assets	$80,440,646	$40,260,243
Liabilities
Payable for Fund shares redeemed	$134,588	$154,453
Dividends payable	89,026	20,827
Payable to affiliate for Trustees' fees	132	4
Payable to affiliate for distribution and service fees	—	41,965
Accrued expenses	3,798	17,893
Total liabilities	$227,544	$235,142
Net Assets	$80,213,102	$40,025,101
Sources of Net Assets
Paid-in capital	$80,208,559	$40,025,183
Accumulated net realized loss (computed on the basis of identified cost)	(284)	(169)
Accumulated undistributed net investment income	4,827	87
Total	$80,213,102	$40,025,101
Shares of Beneficial Interest Outstanding
	80,213,215	40,025,169
Net Asset Value, Offering Price and Redemption Price Per Share
(Net assets ÷ shares of beneficial interest outstanding)	$1.00	$1.00

See notes to financial statements
3

Eaton Vance Money Market Funds as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Period Ended April 30, 2007(1)

	Cash Management Fund	Money Market Fund
Investment Income
Interest allocated from Portfolio	$1,448,656	$716,527
Expenses allocated from Portfolio	(139,835)	(69,231)
Total investment income from Portfolio	$1,308,821	$647,296
Expenses
Trustees' fees and expenses	$538	$46
Distribution and service fees	—	117,063
Legal and accounting services	7,496	7,249
Printing and postage	2,486	2,901
Custodian fee	4,040	4,486
Transfer and dividend disbursing agent fees	16,080	17,771
Registration fees	1,760	1,714
Miscellaneous	601	4,393
Total expenses	$33,001	$155,623
Net investment income	$1,275,820	$491,673
Realized and Unrealized Gain from Portfolio
Net realized gain —
Investment transactions (identified cost basis)	$23	$12
Net realized gain	$23	$12
Net increase in net assets from operations	$1,275,843	$491,685

(1)  For the four months ended April 30, 2007.

See notes to financial statements
4

Eaton Vance Money Market Funds as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended December 31, 2006

	Cash Management Fund	Money Market Fund
Investment Income
Interest allocated from Portfolio	$4,370,009	$2,342,947
Expenses allocated from Portfolio	(508,896)	(272,196)
Total investment income from Portfolio	$3,861,113	$2,070,751
Expenses
Trustees' fees and expenses	$1,698	$539
Distribution and service fees	—	404,131
Legal and accounting services	20,402	20,076
Printing and postage	9,448	9,854
Custodian fee	16,397	11,154
Transfer and dividend disbursing agent fees	55,829	66,893
Registration fees	30,736	37,632
Miscellaneous	1,846	3,135
Total expenses	$136,356	$553,414
Net investment income	$3,724,757	$1,517,337
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(197)	$(113)
Increase from payments by affiliate	35	18
Net loss realized on the disposal of investments which did not meet the Portfolio's investment guidelines	(35)	(18)
Net realized loss	$(197)	$(113)
Net increase in net assets from operations	$3,724,560	$1,517,224

See notes to financial statements
5

Eaton Vance Money Market Funds as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Period Ended April 30, 2007(1)

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$1,275,820	$491,673
Net realized gain from investment transactions	23	12
Net increase in net assets from operations	$1,275,843	$491,685
Distributions to shareholders —
From net investment income	$(1,275,812)	$(491,669)
Total distributions to shareholders	$(1,275,812)	$(491,669)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares	$48,840,695	$12,789,353
Net asset value of shares issued to shareholders in payment of distributions declared	896,496	388,905
Cost of shares redeemed	(89,507,074)	(15,250,787)
Net decrease in net assets from Fund share transactions	$(39,769,883)	$(2,072,529)
Net decrease in net assets	$(39,769,852)	$(2,072,513)
Net Assets
At beginning of period	$119,982,954	$42,097,614
At end of period	$80,213,102	$40,025,101

(1)  For the four months ended April 30, 2007.

See notes to financial statements
6

Eaton Vance Money Market Funds as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 2006

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$3,724,757	$1,517,337
Net realized loss from investment transactions, payments by affiliate and the disposal of investments which did not meet the Portfolio's investment guidelines	(197)	(113)
Net increase in net assets from operations	$3,724,560	$1,517,224
Distributions to shareholders —
From net investment income	$(3,724,704)	$(1,517,308)
Total distributions to shareholders	$(3,724,704)	$(1,517,308)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares	$164,749,685	$41,881,817
Net asset value of shares issued to shareholders in payment of distributions declared	2,345,894	1,198,865
Cost of shares redeemed	(142,081,892)	(49,322,436)
Net increase (decrease) in net assets from Fund share transactions	$25,013,687	$(6,241,754)
Net increase (decrease) in net assets	$25,013,543	$(6,241,838)
Net Assets
At beginning of year	$94,969,411	$48,339,452
At end of year	$119,982,954	$42,097,614

See notes to financial statements
7

Eaton Vance Money Market Funds as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 2005

Increase (Decrease) in Net Assets	Cash Management Fund	Money Market Fund
From operations —
Net investment income	$2,239,721	$788,564
Net realized loss from investment transactions, payment by affiliate and the disposal of an investment which did not meet the Portfolio's investment guidelines	(86)	(54)
Net increase in net assets from operations	$2,239,635	$788,510
Distributions to shareholders —
From net investment income	$(2,239,635)	$(788,510)
Total distributions to shareholders	$(2,239,635)	$(788,510)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares	$138,809,354	$43,940,101
Net asset value of shares issued to shareholders in payment of distributions declared	1,366,207	637,780
Cost of shares redeemed	(143,371,207)	(64,123,257)
Net decrease in net assets from Fund share transactions	$(3,195,646)	$(19,545,376)
Net decrease in net assets	$(3,195,646)	$(19,545,376)
Net Assets
At beginning of year	$98,165,057	$67,884,828
At end of year	$94,969,411	$48,339,452

See notes to financial statements
8

Eaton Vance Money Market Funds as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Cash Management Fund
	Period Ended April 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006		2005		2004	2003	2002
Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Income (loss) from operations
Net investment income	$0.016		$0.043		$0.024		$0.006	$0.005	$0.010
Less distributions
From net investment income	$(0.016)		$(0.043)		$(0.024)		$(0.006)	$(0.005)	$(0.010)
Total distributions	$(0.016)		$(0.043)		$(0.024)		$(0.006)	$(0.005)	$(0.010)
Net asset value — End of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000
Total Return(2)	1.56%		4.40	%(3)	2.48	%(3)	0.60%	0.48%	1.02%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$80,213		$119,983		$94,969		$98,165	$101,364	$111,741
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.64	%(5)	0.75%		0.80%		0.79%	0.68%	0.79%
Expenses after custodian fee reduction(4)	0.64	%(5)	0.75%		0.80%		0.79%	0.68%	0.79%
Net investment income	4.74	%(5)	4.32%		2.46%		0.60%	0.47%	1.02%

(1)  For the four months ended April 30, 2007. The Fund changed its fiscal year-end from December 31 to October 31.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements
9

Eaton Vance Money Market Funds as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Money Market Fund
	Period Ended April 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006		2005		2004		2003		2002
Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from operations
Net investment income	$0.012		$0.033		$0.014		$0.001		$—		$0.002
Less distributions
From net investment income	$(0.012)		$(0.033)		$(0.014)		$(0.001)		$—		$(0.002)
Total distributions	$(0.012)		$(0.033)		$(0.014)		$(0.001)		$—		$(0.002)
Net asset value — End of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(2)	1.22%		3.32	%(3)	1.45	%(3)	0.05%		0.00%		0.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,025		$42,098		$48,339		$67,885		$100,241		$158,719
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.69	%(5)	1.80%		1.82%		1.31	%(6)	1.17	%(6)	1.61	%(6)
Expenses after custodian fee reduction(4)	1.69	%(5)	1.80%		1.82%		1.31	%(6)	1.17	%(6)	1.61	%(6)
Net investment income	3.70	%(5)	3.30%		1.40%		0.04%		0.00%		0.20%

(1)  For the four months ended April 30, 2007. The Fund changed its fiscal year-end from December 31 to October 31.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(3)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The principal underwriter voluntarily waived a portion of its distribution fee and the administrator subsidized certain operating expenses (equal to 0.40%, 0.49% and less than 0.01% of average daily net assets for 2004, 2003 and 2002, respectively).

See notes to financial statements
10

Eaton Vance Money Market Funds as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects each Fund's proportionate interest in the net assets of the Portfolio (3.6% for Cash Management Fund and 1.8% for Money Market Fund at April 30, 2007). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2006, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Cash Management	$5	December 31, 2010

	20	December 31, 2011

	85	December 31, 2013

	197	December 31, 2014

Money Market	10	December 31, 2010

	5	December 31, 2011

	53	December 31, 2013

	113	December 31, 2014

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each respective Fund maintains with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Eaton Vance Money Market Funds as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Other — Investment transactions are accounted for on a trade-date basis.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the four months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from January 1, 2007 to April 30, 2007, EVM received $1,556 and $1,375 from Cash Management Fund and Money Market Fund, respectively, in sub-transfer agent fees. For the year ended December 31, 2006, EVM received $4,896 and $4,763 from Cash Management Fund and Money Market Fund, respectively in sub-transfer agent fees. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), daily amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The Fund paid or accrued $99,730 and $344,564 to or payable to EVD for the period from January 1, 2007 to April 30, 2007 and for the year ended December 31, 2006, respectively, representing 0.75% (annualized) of the Fund's average daily net assets. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $12,290,000. The Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the Fund's average daily net assets. The Trustees approved service fee payments equal to 0.15% annually of the Fund's average daily net assets of shares outstanding for one year or more. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from January 1, 2007 to April 30, 2007 and for the year ended December 31, 2006 amounted to $17,333 and $59,567, respectively.

Certain officers and Trustees of the Funds are officers of EVD.

6  Contingent Deferred Sales Charge (CDSC)

Shares of the Money Market Fund (other than those acquired as the result of an exchange from another Eaton

Eaton Vance Money Market Funds as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Vance fund) generally are subject to a CDSC on redemptions of shares made within six years of purchase, at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Shares of Money Market Fund and Cash Management Fund acquired as a result of an exchange from shares of another Eaton Vance Fund are subject to the original CDSC rate, if any, from the date of original purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC assessed on Money Market Fund shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC received from Money Market Fund shares when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $12,000 and $59,000 of CDSC paid by shareholders of the Cash Management Fund and Money Market Fund, respectively, for the period from January 1, 2007 to April 30, 2007.

7  Investment Transactions

Increases and decreases in the Funds' investment in the Portfolio for the period from January 1, 2007 to April 30, 2007 were as follows:

Cash Management Fund
Increases	$47,656,118
Decreases	90,419,491
Money Market Fund
Increases	$12,145,186
Decreases	15,664,955

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

9  Fiscal Year End Change

Effective March 12, 2007, Cash Management Fund and Money Market Fund each changed its fiscal year-end to October 31.

Cash Management Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 1.8%
Principal Amount (000's omitted)	Security	Value
$13,000	AMCAR, Series 2007-BF, Class A1, 5.32%, 5/6/08	$13,000,000
26,000	CARAT, Series 2007-1, Class A1, 5.325%, 5/15/08(1)	26,000,000
Total Asset Backed Securities (amortized cost, $39,000,000)		$39,000,000
Commercial Paper — 80.7%
Principal Amount (000's omitted)	Security	Value
Automotive — 1.5%
$33,500	American Honda Motor Corp., 5.25%, 5/7/07	$33,470,686
		$33,470,686
Banks and Money Services — 66.1%
$50,000	Abbey National, LLC, 5.25%, 5/1/07	$50,000,000
28,540	Barclays U.S. Funding, LLC, 5.25%, 6/29/07	28,294,437
15,000	Barton Capital Corp., LLC, 5.25%, 6/8/07(1)	14,916,875
50,000	Barton Capital Corp., LLC, 5.26%, 5/14/07(1)	49,905,028
40,000	Barton Capital Corp., LLC, 5.27%, 5/4/07(1)	39,982,433
38,000	CAFCO, LLC, 5.25%, 5/30/07(1)	37,839,292
14,000	CAFCO, LLC, 5.255%, 6/5/07(1)	13,928,474
50,000	CAFCO, LLC, 5.26%, 6/18/07(1)	49,649,333
13,390	Caterpillar Financial Services Corp., 5.27%, 5/31/07	13,331,196
10,750	CIESCO, LLC, 5.25%, 5/8/07(1)	10,739,026
15,000	CIESCO, LLC, 5.26%, 5/3/07(1)	14,995,617
60,000	CIESCO, LLC, 5.26%, 5/29/07(1)	59,754,533
13,000	CIESCO, LLC, 5.27%, 5/14/07(1)	12,975,260
50,000	CIT Group, Inc., 5.25%, 5/30/07(1)	49,788,542
18,000	CIT Group, Inc., 5.25%, 6/15/07(1)	17,881,875
22,000	Countrywide Financial Corp., 5.28%, 6/11/07	21,867,707
28,000	Countrywide Financial Corp., 5.30%, 5/10/07	27,962,900
8,000	Countrywide Financial Corp., 5.30%, 5/21/07	7,976,444
21,000	Countrywide Financial Corp., 5.31%, 5/14/07	20,959,733
16,000	CRC Funding, LLC, 5.25%, 5/8/07(1)	15,983,667
45,000	CRC Funding, LLC, 5.26%, 5/7/07(1)	44,960,550
24,000	CRC Funding, LLC, 5.26%, 6/8/07(1)	23,866,747
15,000	CRC Funding, LLC, 5.28%, 5/3/07(1)	14,995,600
55,000	Fortis Funding, LLC, 5.25%, 5/9/07(1)	54,935,833

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$39,000	Fortis Funding, LLC, 5.26%, 5/24/07(1)	$38,868,938
20,000	HSBC Finance Corp., 5.25%, 6/13/07	19,874,583
75,000	HSBC Finance Corp., 5.26%, 5/14/07	74,857,542
15,450	ING (U.S.) Funding, LLC, 5.25%, 5/14/07	15,420,709
24,375	ING (U.S.) Funding, LLC, 5.25%, 5/21/07	24,303,906
12,000	Kittyhawk Funding Corp., 5.26%, 5/18/07(1)	11,970,193
16,839	Kittyhawk Funding Corp., 5.26%, 6/11/07(1)	16,738,125
21,000	Kittyhawk Funding Corp., 5.27%, 5/15/07(1)	20,956,962
32,875	Old Line Funding, LLC, 5.25%, 6/14/07(1)	32,664,052
10,700	Old Line Funding, LLC, 5.26%, 6/4/07(1)	10,646,845
42,600	Old Line Funding, LLC, 5.27%, 5/11/07(1)	42,537,638
15,000	Old Line Funding, LLC, 5.27%, 5/15/07(1)	14,969,258
80,825	Prudential Funding, 5.28%, 5/14/07(1)	80,670,894
24,000	Prudential Funding, 5.29%, 5/15/07(1)	23,950,627
20,394	Ranger Funding Co., LLC, 5.27%, 5/2/07(1)	20,391,015
7,800	Ranger Funding Co., LLC, 5.27%, 5/7/07(1)	7,793,149
16,800	Ranger Funding Co., LLC, 5.27%, 5/10/07(1)	16,777,866
13,780	Ranger Funding Co., LLC, 5.27%, 5/15/07(1)	13,751,759
10,700	Ranger Funding Co., LLC, 5.28%, 5/21/07(1)	10,668,613
24,016	Sheffield Receivables Corp., 5.26%, 5/22/07(1)	23,942,311
35,300	Sheffield Receivables Corp., 5.27%, 5/15/07(1)	35,227,655
13,000	Sheffield Receivables Corp., 5.27%, 5/18/07(1)	12,967,648
20,500	Sheffield Receivables Corp., 5.28%, 5/2/07(1)	20,496,993
36,000	UBS Finance Delaware, LLC, 5.25%, 5/1/07	36,000,000
19,900	UBS Finance Delaware, LLC, 5.25%, 5/15/07	19,859,371
56,000	Yorktown Capital, LLC, 5.255%, 5/8/07(1)	55,942,779
13,000	Yorktown Capital, LLC, 5.26%, 5/15/07(1)	12,973,408
12,000	Yorktown Capital, LLC, 5.26%, 5/21/07(1)	11,964,933
20,535	Yorktown Capital, LLC, 5.265%, 5/24/07(1)	20,465,925
		$1,445,144,799
Drugs — 1.5%
$32,201	Abbott Laboratories, 5.25%, 5/4/07(1)	$32,186,912
		$32,186,912
Electric Utilities — 2.4%
$23,050	Southern Co., 5.25%, 5/2/07(1)	$23,046,639
29,000	Southern Co., 5.27%, 5/16/07(1)	28,936,321
		$51,982,960
Entertainment — 0.8%
$18,400	Disney (Walt) Co., 5.28%, 8/3/07	$18,146,325
		$18,146,325

See notes to financial statements
14

Cash Management Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Foods — 0.6%
$13,225	General Mills, Inc., 5.30%, 5/4/07(1)	$13,219,159
		$13,219,159
Household Products — 1.1%
$25,000	Fortune Brands, Inc., 5.31%, 5/24/07(1)	$24,915,188
		$24,915,188
Machinery — 2.8%
$61,600	Eaton Corp., 5.25%, 5/14/07(1)	$61,483,217
		$61,483,217
Metals-Industrial — 3.0%
$35,000	Alcoa, 5.27%, 7/5/07	$34,666,965
30,000	Alcoa, 5.27%, 7/25/07	29,626,708
		$64,293,673
Retail-Food and Drug — 0.9%
$19,534	CVS Corp., 5.33%, 5/8/07(1)	$19,513,755
		$19,513,755
Total Commercial Paper (amortized cost $1,764,356,674)		$1,764,356,674
Corporate Bonds & Notes — 11.8%
Principal Amount (000's omitted)	Security	Value
Banks and Money Services — 10.2%
$50,000	American General Finance Corp., ECN, 5.295%, 5/8/07(1)	$49,948,521
20,000	Credit Agricole (London), 5.32%, 4/15/08(1)(2)	20,000,000
21,000	Deutsche Bank NY, 5.40%, 4/24/08(2)	21,000,000
16,000	Diageo Capital PLC, 3.50%, 11/19/07	15,833,968
36,000	HSBC Finance Corp., MTN, 5.423%, 10/24/07(2)	36,008,306
25,000	Merrill Lynch & Co., 5.30%, 4/18/08(2)	25,000,000
25,000	Rabobank Nederland, MTN, 5.27%, 3/12/08(2)	25,000,000
20,000	Totta Ireland PLC, 5.32%, 5/7/08(1)(2)	20,000,000
11,000	UBS AG Stamford, CT, MTN, 5.27%, 4/16/08	11,000,000
		$223,790,795

Principal Amount (000's omitted)	Security	Value
Chemicals — 0.1%
$1,700	Praxair, Inc., 6.625%, 10/15/07	$1,709,272
		$1,709,272
Foods — 0.8%
$17,575	Kraft Foods, Inc., 5.25%, 6/1/07	$17,569,722
		$17,569,722
Telecommunications — 0.7%
$16,000	Vodafone Group PLC, 3.95%, 1/30/08	$15,830,869
		$15,830,869
Total Corporate Bonds & Notes (amortized cost $258,900,658)		$258,900,658
U.S. Government Agency Obligations — 1.1%
Principal Amount (000's omitted)	Security	Value
$25,000	FHLB, 5.375%, 2/28/08	$25,000,000
Total U.S. Government Agency Obligations (amortized cost, $25,000,000)		$25,000,000
Variable Rate Demand Obligations — 0.4%
Principal Amount (000's omitted)	Security	Value
$8,000	Miami, FL (MBIA), (SPA - Wachovia Bank N.A.), 5.29%, 12/1/25	$8,000,000
Total Variable Rate Demand Obligations (at amortized cost, $8,000,000)		$8,000,000
Time Deposits — 4.2%
Principal Amount (000's omitted)	Security	Value
$41,803	Societe Generale N.A., Time Deposit, 5.28%, 5/1/07	$41,803,000
50,000	Societe Generale N.A., Time Deposit, 5.285%, 6/18/07	50,000,000
Total Time Deposits (amortized cost $91,803,000)		$91,803,000
Total Investments — 100.0% (amortized cost $2,187,060,332)(3)		$2,187,060,332

See notes to financial statements
15

Cash Management Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Other Assets, Less Liabilities — 0.0%	$564,787
Net Assets— 100.0%	$2,187,625,119

AMCAR - AmeriCredit Automobile Receivables Trust

CARAT - Capital Auto Receivables Asset Trust

ECN - Extendible Commercial Note

FHLB - Federal Home Loan Bank

MBIA - Municipal Bond Insurance Association

MTN - Medium-Term Note

SPA - Standby Bond Purchase Agreement

(1)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Variable rate security. The stated interest rate represents the rate in effect at April 30, 2007.

(3)  Cost for federal taxes is the same.

See notes to financial statements
16

Cash Management Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investments, at amortized cost	$2,187,060,332
Cash	406
Interest receivable	1,691,656
Total assets	$2,188,752,394
Liabilities
Payable to affiliate for investment advisory fees	$1,064,718
Payable to affiliate for Trustees' fees	678
Accrued expenses	61,879
Total liabilities	$1,127,275
Net Assets applicable to investors' interest in Portfolio	$2,187,625,119
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,187,625,119
Total	$2,187,625,119

Statement of Operations

Investment Income	Period Ended April 30, 2007(1)	Year Ended December 31, 2006
Interest	$36,430,627	$14,388,824
Total investment income	$36,430,627	$14,388,824
Expenses
Investment adviser fee	$3,420,994	$1,360,454
Trustees' fees and expenses	2,873	8,016
Custodian fee	77,011	85,116
Legal and accounting services	17,596	44,598
Miscellaneous	2,658	368
Total expenses	$3,521,132	$1,498,552
Deduct — Reduction of custodian fee	$268	$18
Total expense reductions	$268	$18
Net expenses	$3,520,864	$1,498,534
Net investment income	$32,909,763	$12,890,290
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$602	$(2,730)
Increase from payments by affiliate	—	53
Net loss realized on the disposal of investments which did not meet the Portfolio's investment guidelines	—	(53)
Net realized gain	$602	$(2,730)
Net increase in net assets from operations	$32,910,365	$12,887,560

(1)  For the four months ended April 30, 2007.

See notes to financial statements
17

Cash Management Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2007 (Unaudited)(1)	Year Ended December 31, 2006	Year Ended December 31, 2005
From operations — Net investment income	$32,909,763	$12,890,290	$3,954,413
Net realized gain (loss) from investment transactions, payments by affiliate and the disposal of investments which did not meet the Portfolio's investment guidelines	602	(2,730)	(141)
Net increase in net assets from operations	$32,910,365	$12,887,560	$3,954,272
Capital transactions — Contributions	$9,284,770,384	$3,903,906,779	$184,089,048
Withdrawals	(8,420,279,057)	(2,773,384,656)	(210,117,271)
Net increase (decrease) in net assets from capital transactions	$864,491,327	$1,130,522,123	$(26,028,223)
Net increase (decrease) in net assets	$897,401,692	$1,143,409,683	$(22,073,951)
Net Assets
At beginning of period	$1,290,223,427	$146,813,744	$168,887,695
At end of period	$2,187,625,119	$1,290,223,427	$146,813,744

(1)  For the four months ended April 30, 2007.

See notes to financial statements
18

Cash Management Portfolio as of April 30, 2007

FINANCIAL STATEMENTS

Supplementary Data

	Period Ended April 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006		2005		2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.52	%(2)	0.54%		0.60%		0.59%	0.57%	0.58%
Expenses after custodian fee reduction	0.52	%(2)	0.54%		0.60%		0.59%	0.57%	0.58%
Net investment income	4.84	%(2)	4.67%		2.63%		0.78%	0.59%	1.22%
Total Return	1.60%		4.60	%(3)	2.67	%(3)	0.78%	0.60%	1.22%

(1)  For the four months ended April 30, 2007. The Portfolio changed its fiscal year-end from December 31 to October 31.

(2)  Annualized.

(3)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Portfolio for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

See notes to financial statements
19

Cash Management Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund held interests of approximately 3.6% and 1.8%, respectively, in the Portfolio. In November 2006, the Portfolio was made available to other portfolios and funds managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM) and its affiliates for short-term investment purposes. At April 30, 2007, other portfolios and funds managed by BMR and EVM and its affiliates held interests totaling 94.6% of the Portfolio's net assets. At April 30, 2007, Floating Rate Portfolio, Eaton Vance Tax-Managed Global Diversified Equity Income Fund and Global Macro Portfolio each held a greater than 10% interest in the Portfolio (22.0%, 12.8% and 11.3%, respectively). The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation — The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

20

Cash Management Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the four months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets. However, BMR has contractually agreed to reduce its advisory fee to 0.50% annually of the Portfolio's average daily net assets up to $1 billion, 0.475% annually of average daily net assets of $1 billion but less than $2 billion, 0.450% annually of average daily net assets of $2 billion but less than $5 billion and at reduced rates as daily net assets exceed that level. This contractual reduction, which cannot be terminated or amended without Trustee consent and decreased without shareholder consent, was accepted by a vote of the Trustees on April 23, 2007. For the four months ended April 30, 2007, the fee was equivalent to 0.50% (annualized) and amounted to $3,420,994. For the year ended December 31, 2006, the fee amounted to $1,360,454. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

BMR made voluntary reimbursements to the Portfolio totaling $53 to compensate the Portfolio for realized losses incurred from the sale of investment securities which did not meet the Portfolio's investment guidelines for the year ended December 31, 2006.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from January 1, 2007 to April 30, 2007.

4  Investments

Purchases and sales (including maturities) of investments during the period from January 1, 2007 to April 30, 2007, exclusive of U.S. Government and agency securities, aggregated $17,506,705,595 and $16,649,237,293 respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $25,000,000 and $18,214,000, respectively.

5  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

6  Fiscal Year-End Change

Effective January 1, 2007 the Portfolio changed its fiscal year-end to October 31.

21

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

22

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Cash Management Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund (the "Funds") invest, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. Each Fund is maintained by the Adviser primarily as an administrative convenience for shareholders of other Eaton Vance Funds and is not actively marketed to the public as a stand-alone investment product.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

23

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and each Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and each Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add new breakpoints to the advisory fee. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund and that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which now includes breakpoints at several levels, can be expected to cause the Adviser and its affiliates and the Funds to continue to share such benefits equitably.

24

Eaton Vance Money Market Funds

INVESTMENT MANAGEMENT

Eaton Vance Mutual Funds Trust

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

25

Eaton Vance Money Market Funds

INVESTMENT MANAGEMENT CONT'D

Cash Management Portfolio

Officers Elizabeth S. Kenyon President Thomas H. Luster Vice President Kristin S. Anagnost Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

26

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Portfolio Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

131-6/07  MMSRC

Semiannual Report April 30, 2007

EATON VANCE
TAX-MANAGED
EQUITY ASSET
ALLOCATION
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

i n v e s t m e n t  u p d a t e

Duncan W. Richardson, CFA

Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended April 30, 2007, the Fund’s Class A shares had a total return of 11.41%. This return was the result of an increase in net asset value (NAV) per share to $15.22 on April 30, 2007, from $14.04 on October 31, 2006, and the distribution of $0.3956 per share in capital gains.(1)

•                  The Fund’s Class B shares had a total return of 11.06% for the same period, the result of an increase in NAV per share to $14.65 from $13.57 and the distribution of $0.3956 per share in capital gains.(1)

•                  The Fund’s Class C shares had a total return of 11.00% for the same period, the result of an increase in NAV per share to $14.62 from $13.55 and the distribution of $0.3956 per share in capital gains.(1)

•                  For comparison, the Russell 3000 Index, a broad-based, unmanaged index of the 3,000 largest U.S. companies, which represents approximately 98% of the investable U.S. equity market, had a total return of 8.90% during the same period. The average return of funds in the Fund’s peer group, the Lipper Multi-Cap Core Funds Classification, was 9.10%.(2)

•                  The investment objective of the Fund is to achieve long-term, after-tax returns for its shareholders by generally investing in a combination of diversified tax-managed equity portfolios managed by Eaton Vance or its affiliates. By investing in an array of tax-managed equity portfolios, the Fund provides diversification across a broad spectrum of equity market sectors and investment styles. As of April 30, 2007, the Fund invested in seven Eaton Vance Tax-Managed Portfolios, which in turn invest in U.S. and international stocks, ranging from small-to large-capitalization companies, incorporating both value and growth investment styles and all utilizing a consistent tax-managed approach to seek long-term, after-tax returns.

See pages 2 and 3 for more performance information, including after-tax returns.

Management Discussion

•                  Despite increased global market volatility, major equity indices posted impressive returns for the six months ended April 30, 2007. Better-than-expected corporate earnings results, coupled with continued strength in merger and acquisition activity, helped to offset inflation and oil price concerns. The Federal Reserve’s decision to keep interest rates steady provided additional relief to the markets. On average during the last six months, mid-cap and small-cap stocks continued to lead their larger-cap counterparts. A shift in style trend, however, emerged within the small-cap universe, as the growth style took the lead in performance over value.

•                  In this environment, the Fund outperformed its benchmark, the Russell 3000 Index, and its Lipper peer group for the period.(2) The performance of the Fund is a function of both the performance of the underlying Portfolios and the Fund’s asset allocation among the Portfolios. Although no allocation changes were made during the six-month period, the Fund benefited from its continued emphasis of small-and mid-cap investments, as well as a significant exposure to international securities, which on average outpaced domestic investments. The Fund retained its emphasis of growth stocks over value during the period, which was suboptimal for the large-and mid-capitalization styles.(3)

•                  Returns among investment classes and styles continued to be unpredictable. Management positions the Fund to attempt to benefit from shifts in investment styles, but believes the bulk of the Fund’s success has been based on its broad diversification and systematic rebalancing. In allocating the Fund’s assets among Eaton Vance Tax-Managed Portfolios, management continues to seek to maintain broad diversification and emphasize market sectors that Eaton Vance believes offer relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)       Asset allocation may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

F U N D  P E R F O R M A N C E

•                  In closing, I would like to thank my fellow shareholders for their continued confidence and participation in the Eaton Vance Tax-Managed Equity Asset Allocation Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Portfolio Allocations* By net assets

*                 As a percentage of the Fund’s net assets as of April 30, 2007. Fund information may not be representative of the Fund’s current or future investments and may change due to active management. You may obtain free copies of each of the Portfolios’ most recent financial statements by contacting Eaton Vance Distributors, Inc. at 1-800-225-6265 or from the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov).

Performance(1)

	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	11.41%	11.06%	11.00%
One Year	14.01	13.15	13.18
Five Years	9.51	8.72	8.70
Life of Fund†	9.57	8.79	8.75
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	4.98%	6.06%	10.00%
One Year	7.43	8.15	12.18
Five Years	8.23	8.43	8.70
Life of Fund†	8.32	8.66	8.75

†                  Inception Dates – Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02

(1)       Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the administrator, the returns for certain periods would be lower.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C
Expense Ratio	1.40%	2.15%	2.15%

(2)          From the Fund’s prospectus dated 3/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns
(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	14.01%	9.51%	9.57%
Return After Taxes on Distributions	13.55	9.34	9.42
Return After Taxes on Distributions and Sale of Fund Shares	9.67	8.26	8.33

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	7.43%	8.23%	8.32%
Return After Taxes on Distributions	7.00	8.06	8.17
Return After Taxes on Distributions and Sale of Fund Share	5.36	7.12%	7.22

Average Annual Total Returns
(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	13.18%	8.70%	8.75%
Return After Taxes on Distributions	12.70	8.52	8.58
Return After Taxes on Distributions and Sale of Fund Shares	9.14	7.54	7.59

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	12.18%	8.70%	8.75%
Return After Taxes on Distributions	11.70	8.52	8.58
Return After Taxes on Distributions and Sale of Fund Shares	8.49	7.54	7.59

Average Annual Total Returns
(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	13.15%	8.72%	8.79%
Return After Taxes on Distributions	12.67	8.54	8.63
Return After Taxes on Distributions and Sale of Fund Share	9.12	7.55	7.63

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	8.15%	8.43%	8.66%
Return After Taxes on Distributions	7.67	8.25	8.49
Return After Taxes on Distributions and Sale of Fund Shares	5.87	7.30	7.51

Class A, Class B and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not. Absent an allocation of certain expenses to the administrator, the returns for certain periods would be lower.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Equity Asset Allocation Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,114.10	$7.18
Class B	$1,000.00	$1,110.60	$11.09
Class C	$1,000.00	$1,110.00	$11.09
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.85
Class B	$1,000.00	$1,014.30	$10.59
Class C	$1,000.00	$1,014.30	$10.59

* Expenses are equal to the Fund's annualized expense ratio of 1.37% for Class A shares, 2.12% for Class B shares and 2.12% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $140,532,635)	$165,118,466
Investment in Tax-Managed Value Portfolio, at value (identified cost, $97,085,521)	147,736,410
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $100,542,727)	149,769,469
Investment in Tax-Managed Multi-Cap Opportunity Portfolio, at value (identified cost, $77,397,173)	100,920,576
Investment in Tax-Managed Mid-Cap Core Portfolio, at value (identified cost, $51,687,603)	70,486,542
Investment in Tax-Managed Small-Cap Growth Portfolio, at value (identified cost, $40,565,863)	48,392,265
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $18,456,868)	26,481,193
Receivable for Fund shares sold	2,083,577
Total assets	$710,988,498
Liabilities
Payable for Fund shares redeemed	$1,079,795
Payable to affiliate for distribution and service fees	390,214
Payable to affiliate for administration fee	86,029
Payable to affiliate for investment adviser fee	47,758
Payable to affiliate for Trustees' fees	410
Other accrued expenses	146,182
Total liabilities	$1,750,388
Net Assets	$709,238,110
Sources of Net Assets
Paid-in capital	$488,107,757
Accumulated undistributed net realized gain from Portfolios (computed on the basis of identified cost)	35,557,574
Accumulated undistributed net investment income	2,936,248
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	182,636,531
Total	$709,238,110
Class A Shares
Net Assets	$303,374,654
Shares Outstanding	19,932,160
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.22
Maximum Offering Price Per Share (100 ÷ 94.25 of $15.22)	$16.15
Class B Shares
Net Assets	$147,282,149
Shares Outstanding	10,052,288
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.65
Class C Shares
Net Assets	$258,581,307
Shares Outstanding	17,682,508
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.62
On sales of $50,000 or more, the offering price of Class A Shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends allocated from Portfolios (net of foreign taxes, $219,198)	$6,428,757
Interest allocated from Portfolios	431,606
Security lending income allocated from Portfolios, net	33,571
Expenses allocated from Portfolios	(2,480,861)
Net investment income from Portfolios	$4,413,073
Expenses
Investment adviser fee	$285,287
Administration fee	484,080
Trustees' fees and expenses	1,743
Distribution and service fees Class A	338,249
Class B	713,995
Class C	1,160,205
Transfer and dividend disbursing agent fees	208,176
Legal and accounting services	50,768
Registration fees	46,337
Custodian fee	28,115
Printing and postage	22,806
Miscellaneous	4,961
Total expenses	$3,344,722
Net investment income	$1,068,351
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$34,224,698
Foreign currency transactions	(58,355)
Net realized gain	$34,166,343
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$34,216,643
Securities sold short	(187,459)
Foreign currency	7,136
Net change in unrealized appreciation (depreciation)	$34,036,320
Net realized and unrealized gain	$68,202,663
Net increase in net assets from operations	$69,271,014

See notes to financial statements
5

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income (loss)	$1,068,351	$(227,178)
Net realized gain from investment transactions and foreign currency transactions	34,166,343	21,153,200
Net change in unrealized appreciation (depreciation) of investments, securities sold short and foreign currency	34,036,320	66,085,645
Net increase in net assets from operations	$69,271,014	$87,011,667
Distributions to shareholders — From net realized gain Class A	$(7,086,640)	$(4,516,935)
Class B	(4,036,376)	(3,269,325)
Class C	(6,336,074)	(4,277,799)
Total distributions to shareholders	$(17,459,090)	$(12,064,059)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$41,289,686	$65,245,218
Class B	5,690,086	17,625,159
Class C	32,815,070	49,334,856
Net asset value of shares issued to shareholders in payment of distributions declared Class A	6,172,624	3,962,987
Class B	3,493,464	2,809,766
Class C	4,981,960	3,313,882
Cost of shares redeemed Class A	(18,784,395)	(28,203,263)
Class B	(8,081,280)	(16,417,077)
Class C	(11,455,423)	(22,588,349)
Net asset value of shares exchanged Class A	4,442,523	6,419,182
Class B	(4,442,523)	(6,419,182)
Net increase in net assets from Fund share transactions	$56,121,792	$75,083,179
Net increase in net assets	$107,933,716	$150,030,787
Net Assets
At beginning of period	$601,304,394	$451,273,607
At end of period	$709,238,110	$601,304,394
Accumulated undistributed net investment income included in net assets
At end of period	$2,936,248	$1,867,897

See notes to financial statements
6

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

FINANCIAL STATEMENTS

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,					Period Ended
	(Unaudited)		2006	2005	2004		2003	October 31, 2002(1)
Net asset value — Beginning of period	$14.040		$12.100	$10.790	$9.930		$8.190	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.056		$0.053	$0.018	$0.002		$(0.012)	$(0.024)
Net realized and unrealized gain (loss)	1.520		2.201	1.292	0.858		1.752	(1.786)
Total income (loss) from operations	$1.576		$2.254	$1.310	$0.860		$1.740	$(1.810)
Less distributions
From net realized gain	$(0.396)		$(0.314)	$—	$—		$—	$—
Total distributions	$(0.396)		$(0.314)	$—	$—		$—	$—
Net asset value — End of period	$15.220		$14.040	$12.100	$10.790		$9.930	$8.190
Total Return(3)	11.41%		18.96%	12.14%	8.66	%(4)	21.25%	(18.10)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$303,375		$247,710	$169,704	$134,070		$82,868	$38,528
Ratios (As a percentage of average daily net assets):
Expenses(5)(6)	1.37	%(7)	1.40%	1.43%	1.46%		1.52%	1.55	%(7)
Net investment income (loss)	0.77	%(7)	0.41%	0.15%	0.02%		(0.14)%	(0.43	)%(7)
Portfolio Turnover of the Tax-Managed Growth Portfolio	0	%(8)	1%	1%	4%		19%	21%
Portfolio Turnover of the Tax-Managed Value Portfolio	9%		26%	40%	44%		76%	213%
Portfolio Turnover of the Tax-Managed International Equity Portfolio	12%		25%	39%	62%		100%	128%
Portfolio Turnover of the Tax-Managed Multi-Cap Opportunity Portfolio	75%		181%	217%	239%		224%	225%
Portfolio Turnover of the Tax-Managed Mid-Cap Core Portfolio	15%		56%	53%	42%		50%	13%
Portfolio Turnover of the Tax-Managed Small-Cap Growth Portfolio	52%		99%	223%	282%		248%	131%
Portfolio Turnover of the Tax-Managed Small-Cap Value Portfolio	29%		49%	24%	12%		21%	5%

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment income (loss) per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund's investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01%, 0.01% and 0.22% for 2005, 2004, and 2002, respectively.

(7)  Annualized.

(8)  Amounts to less than 1%

See notes to financial statements
7

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,					Period Ended
	(Unaudited)		2006	2005	2004		2003	October 31, 2002(1)
Net asset value — Beginning of period	$13.570		$11.800	$10.600	$9.830		$8.170	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.001		$(0.042)	$(0.068)	$(0.076)		$(0.077)	$(0.065)
Net realized and unrealized gain (loss)	1.475		2.126	1.268	0.846		1.737	(1.765)
Total income (loss) from operations	$1.476		$2.084	$1.200	$0.770		$1.660	$(1.830)
Less distributions
From net realized gain	$(0.396)		$(0.314)	$—	$—		$—	$—
Total distributions	$(0.396)		$(0.314)	$—	$—		$—	$—
Net asset value — End of period	$14.650		$13.570	$11.800	$10.600		$9.830	$8.170
Total Return(3)	11.06%		17.98%	11.32%	7.83	%(4)	20.32%	(18.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$147,282		$139,586	$123,431	$109,471		$79,854	$31,101
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	2.12	%(7)	2.15%	2.18%	2.21%		2.27%	2.30	%(7)
Net investment income (loss)	0.00	%(7)(8)	(0.33)%	(0.59)%	(0.73)%		(0.88)%	(1.17	)%(7)
Portfolio Turnover of the Tax-Managed Growth Portfolio	0	%(8)	1%	1%	4%		19%	21%
Portfolio Turnover of the Tax-Managed Value Portfolio	9%		26%	40%	44%		76%	213%
Portfolio Turnover of the Tax-Managed International Equity Portfolio	12%		25%	39%	62%		100%	128%
Portfolio Turnover of the Tax-Managed Multi-Cap Opportunity Portfolio	75%		181%	217%	239%		224%	225%
Portfolio Turnover of the Tax-Managed Mid-Cap Core Portfolio	15%		55%	53%	42%		50%	13%
Portfolio Turnover of the Tax-Managed Small-Cap Growth Portfolio	52%		99%	223%	282%		248%	131%
Portfolio Turnover of the Tax-Managed Small-Cap Value Portfolio	29%		49%	24%	12%		21%	5%

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment income (loss) per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund's investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01%, 0.01% and 0.22% for 2005, 2004, and 2002, respectively.

(7)  Annualized.

(8)  Amounts to less than 1%

See notes to financial statements
8

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,					Period Ended
	(Unaudited)		2006	2005	2004		2003	October 31, 2002(1)
Net asset value — Beginning of period	$13.550		$11.780	$10.580	$9.810		$8.150	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$0.001		$(0.043)	$(0.068)	$(0.076)		$(0.076)	$(0.065)
Net realized and unrealized gain (loss)	1.465		2.127	1.268	0.846		1.736	(1.785)
Total income (loss) from operations	$1.466		$2.084	$1.200	$0.770		$1.660	$(1.850)
Less distributions
From net realized gain	$(0.396)		$(0.314)	$—	$—		$—	$—
Total distributions	$(0.396)		$(0.314)	$—	$—		$—	$—
Net asset value — End of period	$14.620		$13.550	$11.780	$10.580		$9.810	$8.150
Total Return(3)	11.00%		18.01%	11.34%	7.85	%(4)	20.37%	(18.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$258,581		$214,009	$158,138	$124,779		$85,040	$31,903
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	2.12	%(7)	2.15%	2.18%	2.21%		2.27%	2.30	%(7)
Net investment income (loss)	0.02	%(7)	(0.34)%	(0.59)%	(0.73)%		(0.88)%	(1.17	)%(7)
Portfolio Turnover of the Tax-Managed Growth Portfolio	0	%(8)	1%	1%	4%		19%	21%
Portfolio Turnover of the Tax-Managed Value Portfolio	9%		26%	40%	44%		76%	213%
Portfolio Turnover of the Tax-Managed International Equity Portfolio	12%		25%	39%	62%		100%	128%
Portfolio Turnover of the Tax-Managed Multi-Cap Opportunity Portfolio	75%		181%	217%	239%		224%	225%
Portfolio Turnover of the Tax-Managed Mid-Cap Core Portfolio	15%		55%	53%	42%		50%	13%
Portfolio Turnover of the Tax-Managed Small-Cap Growth Portfolio	52%		99%	223%	282%		248%	131%
Portfolio Turnover of the Tax-Managed Small-Cap Value Portfolio	29%		49%	24%	12%		21%	5%

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment income (loss) per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  The effect of the net increase from payments by affiliate and net gains (losses) realized through the Fund's investment in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.01%, 0.01% and 0.22% for 2005, 2004, and 2002, respectively.

(7)  Annualized.

(8)  Amounts to less than 1%

See notes to financial statements
9

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following seven tax-managed equity portfolios managed by Eaton Vance or its affiliates: Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are the same as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed Small-Cap Value Portfolio (0.8%, 10.6%, 49.1%, 58.6%, 66.9%, 28.0%, and 44.9%, respectively, at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The valuation policy of each Portfolio is as follows: Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations and supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolios for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios considering relevant factors, data and information including the market value of freely

10

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolios may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior year, if any). Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be

11

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	2,845,047	4,978,140
Issued to shareholders electing to receive payments of distributions in Fund shares	432,864	317,801
Redemptions	(1,297,557)	(2,162,067)
Exchange from Class B shares	302,999	490,894
Net increase	2,283,353	3,624,768
Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	406,294	1,386,326
Issued to shareholders electing to receive payments of distributions in Fund shares	253,884	231,447
Redemptions	(576,249)	(1,289,718)
Exchange to Class A shares	(314,280)	(506,003)
Net decrease	(230,351)	(177,948)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	2,345,038	3,879,369
Issued to shareholders electing to receive payments of distributions in Fund shares	362,588	273,672
Redemptions	(819,556)	(1,784,560)
Net increase	1,888,070	2,368,481

4  Transactions with Affiliates

The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 0.80% (annualized) of average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests. For the six months ended April 30, 2007, the Fund's advisory fee totaled $2,545,070 of which $2,259,783 was allocated from the Portfolios and $285,287 was paid or accrued directly by the Fund. For the six months ended April 30, 2007, the Fund's advisory fee, including the fees allocated from the Portfolios, was 0.79% of the Fund's average daily net assets.

An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2007, the administration fee amounted to $484,080.

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended April 30, 2007, EVM received $17,780 in sub-transfer agent fees.

The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $159,219, as its portion of the sales charge on sales of Class A for the six months ended April 30, 2007.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 of the 1940 Act (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the

12

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $338,249 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended April 30, 2007 amounted to $178,499 and $290,052 for Class B and Class C shares, respectively. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,172,000 and $8,866,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $535,496, and $870,153, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $3,800, $63,000 and $12,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2007.

7  Investment Transactions

For the six months ended April 30, 2007, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Tax-Managed Growth Portfolio	$19,073,251	$—
Tax-Managed Value Portfolio	—	—
Tax-Managed International Equity Portfolio	22,477,668	—
Tax-Managed Multi-Cap Opportunity Portfolio	—	3,276,614
Tax-Managed Mid-Cap Core Portfolio	—	3,276,614
Tax-Managed Small-Cap Growth Portfolio	—	—
Tax-Managed Small-Cap Value Portfolio	—	—

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is

13

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the (FASB) Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

14

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

15

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Equity Asset Allocation Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreements of the Tax-Managed Growth Portfolio, the Tax-Managed Mid-Cap Core Portfolio, the Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and the Tax-Managed Value Portfolio (the "Portfolios"), the portfolios in which the Fund invests, each with Boston Management and Research ("BMR"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. In addition, the Special Committee concluded that each of the investment sub-advisory agreements between BMR and Atlanta Capital Asset Management ("Atlanta Capital"), with respect to the Tax-Managed Mid-Cap Core Portfolio, between BMR and Eagle Global Advisors, L.L.C. ("Eagle"), with respect to the Tax-Managed International Equity Portfolio, and between BMR and Fox Asset Management ("Fox"), with respect to the Tax-Managed Small-Cap Value Portfolio, including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an "Adviser" herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates. Eagle, Fox and Atlanta Capital are referred to herein as the "Sub-advisers." Fox and Atlanta Capital are affiliates of EVM and BMR.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio and the sub-advisory agreements of the relevant Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the relevant Portfolio by the Sub-adviser and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.
The Board considered BMR's and the Sub-advisers' management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. The Board specifically noted BMR's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management. The Board also considered the capabilities of each Sub-adviser.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also

16

Eaton Vance Tax-Managed Equity Asset Allocation Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one- and three-year periods ended September 30, 2006 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that with respect to two of the underlying Portfolios, the Adviser had agreed to waive fees and/or pay expenses of the Portfolios in an additional amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to BMR or the Sub-advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, Eagle's profitability in managing the Tax-Managed International Equity Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

17

Eaton Vance Tax-Managed Equity Asset Allocation Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

18

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Investment Adviser of Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Equity Asset Allocation Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1299-6/07  TMEAASRC

Semiannual Report April 30, 2007

EATON VANCE
DIVERSIFIED
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Diversified Income Fund as of April 30, 2007

I N V E S T M E N T  U P D A T E

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 4.10% during the six months ended April 30, 2007.(1) This return resulted from an increase in net asset value per share (NAV) to $9.85 on April 30, 2007, from $9.77 on October 31, 2006, and the reinvestment of $0.315 in dividends.

•                  The Fund’s Class B shares had a total return of 3.72% for the same period.(1) This return resulted from an increase in NAV per share to $9.84 on April 30, 2007, from $9.76 on October 31, 2006, and the reinvestment of $0.279 in dividends.

•                  The Fund’s Class C shares had a total return of 3.61% for the same period.(1) This return resulted from an increase in NAV per share to $9.84 on April 30, 2007, from $9.77 on October 31, 2006, and the reinvestment of $0.279 in dividends.

•                  For comparison, the benchmarks of the underlying Portfolios had the following returns: the Merrill Lynch U.S. High Yield Master II Index – an unmanaged index of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market – had a total return of 6.91% during the same period.(2) The S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of 3.86% during the same period.(2) The Lehman Brothers Intermediate Government Bond Index – an unmanaged index of U.S. government bonds with maturities between one and 10 years – had a total return of 2.40% during the same period.(2)

Recent Fund Developments

•                  The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary objective of high current income.

•                  The Fund is structured as a relatively fixed allocation “fund-of-funds” and, accordingly, currently pursues its objectives by investing its assets in three registered investment companies (each a “Portfolio”) that are managed by Eaton Vance Management or its affiliates: Boston Income Portfolio, which normally invests primarily in high-yield, high-risk corporate bonds; Floating Rate Portfolio, which normally invests primarily in interests in senior secured loans; and Government Obligations Portfolio, which primarily invests in securities issued by the U.S. Government or one of its agencies or instrumentalities.

•                  In the Boston Income Portfolio, security selection was beneficial in the retail, automotive and metals/mining areas. Mining was especially strong, as global demand for commodities bolstered producers of iron ore and other industrial commodities. Not surprisingly, home building was among the less stellar performers, although the Portfolio was underweighted, relative to the Merrill Lynch U.S. High Yield Master II Index, in that troubled area. Management believes that the Portfolio’s defensive posture constrained performance during the period.(3)

•                  In Floating Rate Portfolio, the largest industry weightings were publishing, health care, building and development, business equipment/services and chemicals/plastics. The Portfolio had no exposure to, or loans made to, subprime lenders during the period. Despite record new loan issuance, demand exceeded loan supply. The technical imbalance resulted in loans repricing at slightly lower credit spreads. In addition, certain large new issues came to market with fewer financial covenants. However, despite this fact, management believes that the chief determinants of the loan asset class’s long-term performance – seniority and security – remained in place during the period. Floating Rate Portfolio had a 12.1% exposure in European loans at April 30, 2007, which made a positive contribution both to returns and distributions during the period.(3)

•                  In Government Obligations Portfolio, management maintained its focus on seasoned, fixed-rate mortgagebacked securities (MBS). Because seasoned MBS have typically been held by homeowners through several interest rate cycles, they are less likely to be prepaid in response to changing interest rates. Seasoned MBS performed well during the period. Yield spreads remained tight amid expectations for steady, relatively low prepayment rates and continued foreign investment. The Portfolio had no investments in subprime MBS during the six-month period.(3)

(1)          These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower.

(2)          It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index returns are available as of month end only.

(3)          Portfolio investments may not be representative of the Portfolios’ current or future investments and may change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

1

Eaton Vance Diversified Income Fund as of April 30, 2007

F U N D  P E R F O R M A N C E

Performance(1)

	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	4.10%	3.72%	3.61%
One Year	7.57	6.79	6.78
Life of Fund†	5.95	5.12	5.12

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.87%	-1.28%	2.61%
One Year	2.43	1.79	5.78
Life of Fund†	3.81	3.58	5.12

†              Inception dates: Class A: 12/7/04; Class B: 12/7/04; Class C: 12/7/04

(1)   Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	1.09%	1.84%	1.84%

(2)      From the Fund’s prospectus dated 3/1/07.

Diversification by Sectors(3)

By total investments

(3)      As of 4/30/07. Sectors are shown as a percentage of the Fund’s total investments. Fund statistics may not be representative of the Fund’s current or future investments and are subject to change due to active management. The Fund expects to allocate its assets approximately equally among Boston Income Portfolio, Government Obligations Portfolio and Floating Rate Portfolio. The Fund’s investment adviser will monitor the Fund’s allocations to the underlying Portfolios and will rebalance whenever actual allocations exceed plus or minus 3% of the Fund’s pre-determined fixed allocation percentages.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Diversified Income Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Diversified Income Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,041.00	$5.47
Class B	$1,000.00	$1,037.20	$9.24
Class C	$1,000.00	$1,036.10	$9.24
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.41
Class B	$1,000.00	$1,015.70	$9.15
Class C	$1,000.00	$1,015.70	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.08% for Class A shares, 1.83% for Class B shares and 1.83% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The example reflects the expenses of the Fund and the Portfolios.

3

Eaton Vance Diversified Income Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Boston Income Portfolio, at value (identified cost, $126,134,875)	$128,591,019
Investment in Floating Rate Portfolio, at value (identified cost, $127,389,771)	128,564,545
Investment in Government Obligations Portfolio, at value (identified cost, $128,059,215)	128,593,882
Receivable for Fund shares sold	1,935,130
Total assets	$387,684,576
Liabilities
Payable for Fund shares redeemed	$727,433
Dividends payable	557,469
Payable to affiliate for distribution and service fees	201,847
Payable to affiliate for Trustees' fees	1,450
Accrued expenses	116,359
Total liabilities	$1,604,558
Net Assets	$386,080,018
Sources of Net Assets
Paid-in capital	$384,692,441
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(2,033,380)
Accumulated distributions in excess of net investment income	(744,628)
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	4,165,585
Total	$386,080,018
Class A Shares
Net Assets	$181,344,840
Shares Outstanding	18,409,138
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.85
Maximum Offering Price Per Share (100 ÷ 95.25 of $9.85)	$10.34
Class B Shares
Net Assets	$37,087,631
Shares Outstanding	3,768,153
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.84
Class C Shares
Net Assets	$167,647,547
Shares Outstanding	17,031,469
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.84
On sales of $25,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest and other income allocated from Portfolios	$12,230,439
Dividend income allocated from Portfolios	39,440
Expenses allocated from Portfolios	(1,152,967)
Net investment income from Portfolios	$11,116,912
Expenses
Trustees' fees and expenses	2,859
Distribution and service fees Class A	202,510
Class B	170,671
Class C	752,813
Custodian fee	98,690
Transfer and dividend disbursing agent fees	121,668
Legal and accounting services	24,757
Printing and postage	14,842
Registration fees	26,047
Miscellaneous	6,642
Total expenses	$1,421,499
Net investment income	$9,695,413
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,311,097
Financial futures contracts	(32,931)
Swap contracts	6,399
Foreign currency and forward foreign currency exchange contract transactions	(750,456)
Net realized gain	$534,109
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,997,305
Financial futures contracts	30,044
Swap contracts	8,054
Foreign currency and forward foreign currency exchange contracts	18,448
Net change in unrealized appreciation (depreciation)	$3,053,851
Net realized and unrealized gain	$3,587,960
Net increase in net assets from operations	$13,283,373

See notes to financial statements
4

Eaton Vance Diversified Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$9,695,413	$13,504,898
Net realized gain from investment transactions, financial futures contracts, swaps contracts, and foreign currency and forward foreign currency exchange contract transactions	534,109	173,940
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swaps contracts, and foreign currency and forward foreign currency exchange contracts	3,053,851	2,245,709
Net increase in net assets from operations	$13,283,373	$15,924,547
Distributions to shareholders — From net investment income Class A	$(5,234,327)	$(7,323,426)
Class B	(975,370)	(1,562,528)
Class C	(4,302,008)	(6,522,201)
Total distributions to shareholders	$(10,511,705)	$(15,408,155)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$52,405,023	$82,726,214
Class B	6,450,561	13,707,120
Class C	39,470,203	63,879,837
Net asset value of shares issued to shareholders in payment of distributions declared Class A	3,604,110	5,159,127
Class B	624,102	973,870
Class C	2,947,532	4,393,885
Cost of shares redeemed Class A	(20,790,647)	(30,170,684)
Class B	(2,087,598)	(4,834,978)
Class C	(11,851,514)	(22,404,604)
Net increase in net assets from Fund share transactions	$70,771,772	$113,429,787
Net increase in net assets	$73,543,440	$113,946,179

Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
At beginning of period	$312,536,578	$198,590,399
At end of period	$386,080,018	$312,536,578
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(744,628)	$71,664

See notes to financial statements
5

Eaton Vance Diversified Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007 (Unaudited)(2)		Year Ended October 31, 2006(2)	Period Ended October 31, 2005(1)(2)
Net asset value — Beginning of period	$9.770		$9.760	$10.000
Income (loss) from operations
Net investment income	$0.291		$0.561	$0.430
Net realized and unrealized gain (loss)	0.104		0.086	(0.108)
Total income from operations	$0.395		$0.647	$0.322
Less distributions
From net investment income	$(0.315)		$(0.637)	$(0.562)
Total distributions	$(0.315)		$(0.637)	$(0.562)
Net asset value — End of period	$9.850		$9.770	$9.760
Total Return(3)	4.10%		6.84%	3.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$181,345		$144,830	$86,858
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.08	%(5)	1.09%	1.17	%(5)(6)
Expenses after custodian fee reduction(4)	1.08	%(5)	1.09%	1.17	%(5)(6)
Net investment income	5.98	%(5)	5.75%	4.84	%(5)(6)
Portfolio Turnover of the Floating Rate Portfolio	27%		68%	71%
Portfolio Turnover of the Boston Income Portfolio	38%		50%	57%
Portfolio Turnover of the Government Obligations Portfolio	7%		2%	30%

(1)  For the period from the commencement of operations, December 7, 2004, to October 31, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its advisory fee and the administrator subsidized certain operating expenses (equal to 0.03%).

See notes to financial statements
6

Eaton Vance Diversified Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007 (Unaudited)(2)		Year Ended October 31, 2006(2)	Period Ended October 31, 2005(1)(2)
Net asset value — Beginning of period	$9.760		$9.750	$10.000
Income (loss) from operations
Net investment income	$0.255		$0.488	$0.365
Net realized and unrealized gain (loss)	0.104		0.085	(0.120)
Total income from operations	$0.359		$0.573	$0.245
Less distributions
From net investment income	$(0.279)		$(0.563)	$(0.495)
Total distributions	$(0.279)		$(0.563)	$(0.495)
Net asset value — End of period	$9.840		$9.760	$9.750
Total Return(3)	3.72%		6.05%	2.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$37,088		$31,827	$21,926
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.83	%(5)	1.84%	1.92	%(5)(6)
Expenses after custodian fee reduction(4)	1.83	%(5)	1.84%	1.92	%(5)(6)
Net investment income	5.25	%(5)	5.01%	4.11	%(5)(6)
Portfolio Turnover of the Floating Rate Portfolio	27%		68%	71%
Portfolio Turnover of the Boston Income Portfolio	38%		50%	57%
Portfolio Turnover of the Government Obligations Portfolio	7%		2%	30%

(1)  For the period from the commencement of operations, December 7, 2004, to October 31, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its advisory fee and the administrator subsidized certain operating expenses (equal to 0.03%).

See notes to financial statements
7

Eaton Vance Diversified Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007 (Unaudited)(2)		Year Ended October 31, 2006(2)	Period Ended October 31, 2005(1)(2)
Net asset value — Beginning of period	$9.770		$9.750	$10.000
Income (loss) from operations
Net investment income	$0.255		$0.489	$0.362
Net realized and unrealized gain (loss)	0.094		0.095	(0.117)
Total income from operations	$0.349		$0.584	$0.245
Less distributions
From net investment income	$(0.279)		$(0.564)	$(0.495)
Total distributions	$(0.279)		$(0.564)	$(0.495)
Net asset value — End of period	$9.840		$9.770	$9.750
Total Return(3)	3.61%		6.16%	2.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$167,648		$135,880	$89,806
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.83	%(5)	1.84%	1.92	%(5)(6)
Expenses after custodian fee reduction(4)	1.83	%(5)	1.84%	1.92	%(5)(6)
Net investment income	5.24	%(5)	5.02%	4.08	%(5)(6)
Portfolio Turnover of the Floating Rate Portfolio	27%		68%	71%
Portfolio Turnover of the Boston Income Portfolio	38%		50%	57%
Portfolio Turnover of the Government Obligations Portfolio	7%		2%	30%

(1)  For the period from the commencement of operations, December 7, 2004, to October 31, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its advisory fee and the administrator subsidized certain operating expenses (equal to 0.03%).

See notes to financial statements
8

Eaton Vance Diversified Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 7, 2004. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in the following three registered investment companies (each, a Portfolio) managed by Eaton Vance or its affiliates: Boston Income Portfolio, Floating Rate Portfolio, and Government Obligations Portfolio (the Portfolios). Each Portfolio is organized as a New York Trust. The investment objectives and policies of the Portfolios together are similar as those of the Fund. The value of the Fund's investment in each Portfolio reflects the Fund's proportionate interest in the net assets of the Boston Income Portfolio, Floating Rate Portfolio, and Government Obligations Portfolio (6.1%, 1.6%, and 18.5%, respectively, at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Boston Income Portfolio's valuation policies are as follows: Securities listed on a U.S. securities exchange are generally valued at the last sale price on the day of valuation, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Floating Rate Portfolio's valuation policies are as follows: The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a Matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's

9

Eaton Vance Diversified Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Financial futures contracts listed on the commodity exchanges and exchange traded options are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Government Obligations Portfolio's valuation policies are as follows: Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS") normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned fixed rate 30 years MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service.

The Portfolios may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $2,203,859 which will reduce the Fund's taxable income arising from future net realized gain on

10

Eaton Vance Diversified Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2013 ($1,151,435) and October 31, 2014 ($1,052,424).

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	5,338,257	8,485,953
Issued to shareholders electing to receive payments of distributions in Fund shares	366,869	529,161
Redemptions	(2,115,997)	(3,094,584)
Net increase	3,589,129	5,920,530
Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	657,667	1,407,384
Issued to shareholders electing to receive payments of distributions in Fund shares	63,585	99,979
Redemptions	(212,836)	(496,300)
Net increase	508,416	1,011,063
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	4,023,722	6,557,592
Issued to shareholders electing to receive payments of distributions in Fund shares	300,298	450,961
Redemptions	(1,207,386)	(2,302,235)
Net increase	3,116,634	4,706,318

11

Eaton Vance Diversified Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Investment Advisor Fee and other Transactions with Affiliates

Eaton Vance Management (EVM) serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios). EVM does not receive a fee for serving as the Fund's investment adviser and administrator. The Portfolios have engaged Boston Management & Research (BMR), a subsidiary of EVM, to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests.

Except for Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Fund and Portfolios are officers of the above organization.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended April 30, 2007, EVM received $7,905 in sub-transfer agent fees.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds principal underwriter, received $37,136 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2007.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $202,510 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $128,003 and $564,610 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,589,000 and $9,832,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $42,668 and $188,203, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

Class A shares of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. A CDSC generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase.

12

Eaton Vance Diversified Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C plans, respectively (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $2,000, $29,000 and $24,000 of CDSC paid by shareholders for Class A, Class B, and Class C shares, respectively, for the six months ended April 30, 2007.

7  Investment Transactions

For the six months ended April 30, 2007, increases and decreases in the Fund's investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals
Boston Income Portfolio	$23,279,765	$6,166,736
Floating Rate Portfolio	23,296,525	3,327,558
Government Obligations Portfolio	25,351,298	4,063,818

8  Investment in Portfolios

For the six months ended April 30, 2007, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Boston Income Portfolio	Floating Rate Portfolio	Government Obligations Portfolio	Total
Interest income	$4,924,824	$4,307,198	$2,998,417	$12,230,439
Dividend income	39,377	63	—	39,440
Expenses	(379,114)	(312,439)	(461,414)	(1,152,967)
Net investment income	$4,585,087	$3,994,822	$2,537,003	$11,116,912
Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,098,132	$76,339	$136,626	$1,311,097
Financial futures contracts	—	—	(32,931)	(32,931)
Swap contracts	(4,812)	11,211	—	6,399
Foreign currency and forward foreign currency exchange contract transactions	(414)	(750,042)	—	(750,456)
Net realized gain (loss)	$1,092,906	$(662,492)	$103,695	$534,109
Change in unrealized appreciation (depreciation)
Investments	$1,568,010	$1,081,917	$347,378	$2,997,305
Financial futures contracts	—	—	30,044	30,044
Swap contracts	(6,051)	14,105	—	8,054
Foreign currency and forward foreign currency exchange contracts	—	18,448	—	18,448
Net change in unrealized appreciation (depreciation)	$1,561,959	$1,114,470	$377,422	$3,053,851

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

13

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

14

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Diversified Income Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreements of the Boston Income Portfolio, the Floating Rate Portfolio and the Government Obligations Portfolio, the portfolios in which the Fund invests (the "Portfolios"), each with Boston Management and Research ("BMR"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an "Adviser" herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and rebalances if the Fund's allocation varies more than 3% from the pre-determined fixed allocation percentages.

The Board considered BMR's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans, high-yield debt, and other investments. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR's 30 bank loan investment professionals and other personnel who provide services to the Portfolios, including five portfolio managers and 17 analysts. With respect to the Boston Income Portfolio, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. With respect to the Government Obligations Portfolio, the Board noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

15

Eaton Vance Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2006 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund directly or indirectly through its pro rata share of the expenses of each Portfolio (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees, including administrative fees, and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund and the Portfolios. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the Portfolio advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolios to continue to share such benefits equitably.

16

Eaton Vance Diversified Income Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust, Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice Presidient
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

17

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Investment Adviser of Eaton Vance Diversified Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Diversified Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Diversified Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2320-6/07  DISRC

Semiannual Report April 30, 2007

EATON VANCE
DIVIDEND
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Dividend Income Fund as of April 30, 2007

I N V E S T M E N T  U P D A T E

Aamer Khan, CFA

Co-Portfolio Manager

Judith A. Saryan, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended April 30, 2007, Class A shares of Eaton Vance Dividend Income Fund (the “Fund”) had a total return of 11.16%. This return was the result of an increase in net asset value (NAV) per share to $12.26 on April 30, 2007, from $11.41 on October 31, 2006, and the reinvestment of $0.403 per share in dividend income.(1)

•                  During the same period, the Fund’s Class C shares had a total return of 10.81%. This return was the result of an increase in NAV per share to $12.21 on April 30, 2007, from $11.36 on October 31, 2006, and the reinvestment of $0.360 per share in dividend income.(1)

•                  During the same period, the Fund’s Class I shares had a total return of 11.30%. This return was the result of an increase in NAV per share to $12.26 on April 30, 2007, from $11.41 on October 31, 2006, and the reinvestment of $0.418 per share in dividend income.(1)

•                  During the same period, the Fund’s Class R shares had a total return of 11.30%. This return was the result of an increase in NAV per share to $12.28 on April 30, 2007, from $11.40 on October 31, 2006, and the reinvestment of $0.388 per share in dividend income.(1)

•                  For comparison, the Fund’s benchmark, the Russell 1000 Value Index (the “Index”) — a broad-based, unmanaged index of value stocks — had a total return of 9.79% during the same period. The Fund’s Lipper Classification, Equity Income Funds, had a total return of 9.49% during the same period.(2)

Management Discussion

•                  During the six months ended April 30, 2007, U.S. stock markets generally performed well, as investors continued to feel cautiously optimistic about the economy, inflation, interest rates, and corporate profits. The period saw an increase in volatility, however, with significant declines in both U.S. and international equity markets from late February through mid March 2007. However, markets recovered late in the period, as lower first-quarter economic growth in the U.S. was offset by strong consumer spending and better-than-expected corporate profit reports. Value stocks continued to attract investors during the period, with mid- and large-cap value stocks generally outperforming their growth stock counterparts.

•                  The Fund invests in Dividend Income Portfolio (the “Portfolio”), a registered investment company that invests primarily in a diversified portfolio of equity securities that pay dividends.(3) Reflecting its value-oriented style and a focus on higher-yielding stocks, the Fund outperformed both its benchmark Index and Lipper peer group average during the six months ended April 30, 2007.(2)

•                  Stock selection was a key driver of the Fund’s performance during the six-month period. The strongest performance came from the financials sector, where banking stocks, including holdings in Europe, made solid contributions. Materials stocks also performed well, especially in the metals and mining industry. The Portfolio was over-weighted in this outperforming sector, relative to the Index, which was also beneficial during the period. Consumer staples holdings, especially in the food products industry, bolstered Portfolio returns with solid performances. Finally, the Portfolio’s telecommunications holdings performed well, contributing positively to relative returns.(2)

•                  Limiting the Portfolio’s relative performance over the past six months were holdings in the health care sector, where returns generated by the Portfolio’s holdings were below those generated by comparable holdings in the Index. The Portfolio’s energy holdings also detracted slightly from its performance relative to the Index.(2)

(1)          These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered to certain investors at net asset value.

(2)          It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)          Diversification does not guarantee a profit or guarantee against loss.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance Dividend Income Fund as of April 30, 2007

F U N D  P E R F O R M A N C E

Performance(1)

	Class A	Class C	Class I	Class R

Average Annual Total Returns (at net asset value)
Six Months	11.16%	10.81%	11.30%	11.30%
One Year	18.82	17.97	19.10	18.85
Life of Fund†	21.97	20.97	19.80	19.40

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	4.74%	9.81%	11.30%	11.30%
One Year	12.00	16.97	19.10	18.85
Life of Fund†	16.99	20.97	19.80	19.40

(†)          Inception Dates – Class A: 11/30/05; Class C: 11/30/05; Class I: 1/31/06; Class R: 1/31/06

(1)       Average annual total returns do not include the 5.75% maximum sales charge for Class A or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class I and Class R shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator, the returns would be lower.

Total Annual Operating Expenses(2)

	Class A	Class C	Class I	Class R

Gross Expense Ratio	2.62%	3.37%	2.37%	2.87%
Net Expense Ratio	1.40	2.15	1.15	1.65

(2)          From the Fund’s prospectus dated 3/1/07. The net expense ratio reflects a contractual expense reimbursement that continues through February 28, 2008. Thereafter, the reimbursement may be changed or terminated at any time. Without this reimbursement performance would have been lower.

Common Stock Investments by Sector(3)

By net assets

(3)          As of April 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and are subject to change due to active management.

Top Ten Holdings(4)

By net assets

ConocoPhillips	2.2%
Diamond Offshore Drilling, Inc.	2.0
Deutsche Bank AG	2.0
Pfizer Inc.	2.0
TeliaSonera AB	2.0
GlaxoSmithKline PLC ADR	2.0
Consolidated Edison, Inc.	1.9
Vallourec SA	1.9
RWE AG	1.7
AT&T, Inc.	1.7

(4)          Top Ten Holdings represented 19.4% of Portfolio net assets as of April 30, 2007. Holdings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Dividend Income Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Dividend Income Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,111.60	$7.23
Class C	$1,000.00	$1,108.10	$11.13
Class I	$1,000.00	$1,113.00	$5.92
Class R	$1,000.00	$1,113.00	$8.54
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.90
Class C	$1,000.00	$1,014.20	$10.64
Class I	$1,000.00	$1,019.20	$5.66
Class R	$1,000.00	$1,016.70	$8.15

* Expenses are equal to the Fund's annualized expense ratio of 1.38% for Class A shares, 2.13% for Class C shares, 1.13% for Class I shares, and 1.63% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Dividend Income Portfolio, at value (identified cost, $141,453,352)	$151,849,492
Receivable for Fund shares sold	3,616,546
Total assets	$155,466,038
Liabilities
Payable for Fund shares redeemed	$352,901
Payable to affiliate for distribution and service fees	65,420
Payable to affiliate for administration fees	17,398
Payable to affiliate for Trustees' fees	740
Other accrued expenses	35,667
Total liabilities	$472,126
Net Assets	$154,993,912
Sources of Net Assets
Paid-in capital	$145,235,089
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(3,275,577)
Accumulated undistributed net investment income	2,638,260
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	10,396,140
Total	$154,993,912
Class A Shares
Net Assets	$87,610,831
Shares Outstanding	7,144,400
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.26
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.26)	$13.01
Class C Shares
Net Assets	$65,576,338
Shares Outstanding	5,371,058
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.21
Class I Shares
Net Assets	$1,735,838
Shares Outstanding	141,573
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.26
Class R Shares
Net Assets	$70,905
Shares Outstanding	5,775
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.28
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $153,994)	$5,523,611
Interest allocated from Portfolio	72,841
Expenses allocated from Portfolio	(366,800)
Net investment income from Portfolio	$5,229,652
Expenses
Administration fee	$72,546
Trustees' fees and expenses	85
Distribution and service fees Class A	67,766
Class C	205,803
Class R	138
Transfer and dividend disbursing agent fees	39,364
Registration fees	32,956
Legal and accounting services	12,310
Custodian fee	9,673
Printing and postage	9,499
Miscellaneous	7,029
Total expenses	$457,169
Net investment income	$4,772,483
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$(1,923,423)
Foreign currency transactions	(3,443)
Net realized loss	$(1,926,866)
Change in unrealized appreciation (depreciation) from Portfolio — Investments (identified cost basis)	$7,957,182
Foreign currency	3,302
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(147,249)
Foreign currency	200
Net change in unrealized appreciation (depreciation)	$7,813,435
Net realized and unrealized gain	$5,886,569
Net increase in net assets from operations	$10,659,052

See notes to financial statements
4

Eaton Vance Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
From operations — Net investment income	$4,772,483	$1,871,279
Net realized loss from investment transactions and foreign currency transactions	(1,926,866)	(1,408,936)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	7,813,435	2,582,705
Net increase in net assets from operations	$10,659,052	$3,045,048
Distributions to shareholders — From net investment income Class A	$(1,859,108)	$(500,351)
Class C	(1,258,804)	(298,470)
Class I	(46,979)	(479)
Class R	(1,835)	(641)
Total distributions to shareholders	$(3,166,726)	$(799,941)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$55,979,504	$28,606,860
Class C	40,255,198	22,333,000
Class I	854,036	1,095,000
Class R	37,412	26,066
Net asset value of shares issued to shareholders in payment of distributions declared Class A	1,254,973	352,963
Class C	640,274	151,748
Class I	40,237	479
Class R	1,564	641
Cost of shares redeemed Class A	(3,429,303)	(688,263)
Class C	(1,603,658)	(306,784)
Class I	(345,468)	—
Net increase in net assets from Fund share transactions	$93,684,769	$51,571,710
Net increase in net assets	$101,177,095	$53,816,817
Net Assets
At beginning of period	$53,816,817	$—
At end of period	$154,993,912	$53,816,817
Accumulated undistributed net investment income included in net assets
At end of period	$2,638,260	$1,032,503

(1)  For the period from the start of business, November 30, 2005, to October 31, 2006.

See notes to financial statements
5

Eaton Vance Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007 (Unaudited)		Period Ended October 31, 2006(1)
Net asset value — Beginning of period	$11.410		$10.000
Income from operations
Net investment income(2)	$0.595		$1.401
Net realized and unrealized gain	0.658		0.487
Total income from operations	$1.253		$1.888
Less distributions
From net investment income	$(0.403)		$(0.478)
Total distributions	$(0.403)		$(0.478)
Net asset value — End of period	$12.260		$11.410
Total Return(3)	11.16%		19.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$87,611		$29,586
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.38	%(6)	1.41	%(5)(6)
Expenses after custodian fee reduction(4)	1.38	%(6)	1.40	%(5)(6)
Net investment income(4)	10.14	%(6)	14.04	%(5)(6)
Portfolio Turnover of the Fund(7)	—		35%
Portfolio Turnover of the Portfolio	31%		170	%(8)

(1)  For the period from the start of business, November 30, 2005, to October 31, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The administrator subsidized certain operating expenses (equal to 1.21% of average net assets for the period from the start of business, November 30, 2005, to October 31, 2006)

(6)  Annualized.

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8)  For the period from the Portfolio's start of business, March 24, 2006, to October 31, 2006.

See notes to financial statements
6

Eaton Vance Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007 (Unaudited)		Period Ended October 31, 2006(1)
Net asset value — Beginning of period	$11.360		$10.000
Income from operations
Net investment income(2)	$0.547		$1.322
Net realized and unrealized gain	0.663		0.470
Total income from operations	$1.210		$1.792
Less distributions
From net investment income	$(0.360)		$(0.432)
Total distributions	$(0.360)		$(0.432)
Net asset value — End of period	$12.210		$11.360
Total Return(3)	10.81%		18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$65,576		$23,105
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.13	%(6)	2.16	%(5)(6)
Expenses after custodian fee reduction(4)	2.13	%(6)	2.15	%(5)(6)
Net investment income(4)	9.37	%(6)	13.27	%(5)(6)
Portfolio Turnover of the Fund(7)	—		35%
Portfolio Turnover of the Portfolio	31%		170	%(8)

(1)  For the period from the start of business, November 30, 2005, to October 31, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The administrator subsidized certain operating expenses (equal to 1.21% of average net assets for the period from the start of business, November 30, 2005, to October 31, 2006).

(6)  Annualized.

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8)  For the period from the Portfolio's start of business, March 24, 2006, to October 31, 2006.

See notes to financial statements
7

Eaton Vance Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2007 (Unaudited)		Period Ended October 31, 2006(1)
Net asset value — Beginning of period	$11.410		$10.610
Income from operations
Net investment income(2)	$0.592		$1.912
Net realized and unrealized gain (loss)	0.676		(0.614	)(3)
Total income from operations	$1.268		$1.298
Less distributions
From net investment income	$(0.418)		$(0.498)
Total distributions	$(0.418)		$(0.498)
Net asset value — End of period	$12.260		$11.410
Total Return(4)	11.30%		12.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,736		$1,098
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.13	%(7)	1.16	%(6)(7)
Expenses after custodian fee reduction(5)	1.13	%(7)	1.15	%(6)(7)
Net investment income(5)	10.10	%(7)	25.28	%(6)(7)
Portfolio Turnover of the Fund(8)	—		35%
Portfolio Turnover of the Portfolio	31%		170	%(9)

(1)  For the period from the initial issuance of Class I shares, January 31, 2006, to October 31, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  The administrator subsidized certain operating expenses (equal to 1.21% of average net assets for the period from the start of business, November 30, 2005, to October 31, 2006).

(7)  Annualized.

(8)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(9)  For the period from the Portfolio's start of business, March 24, 2006, to October 31, 2006.

See notes to financial statements
8

Eaton Vance Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended April 30, 2007 (Unaudited)		Period Ended October 31, 2006(1)
Net asset value — Beginning of period	$11.400		$10.610
Income from operations
Net investment income(2)	$0.564		$1.162
Net realized and unrealized gain	0.704		0.090
Total income from operations	$1.268		$1.252
Less distributions
From net investment income	$(0.388)		$(0.462)
Total distributions	$(0.388)		$(0.462)
Net asset value — End of period	$12.280		$11.400
Total Return(3)	11.30%		12.15%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$71		$28
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.63	%(6)	1.66	%(5)(6)
Expenses after custodian fee reduction(4)	1.63	%(6)	1.65	%(5)(6)
Net investment income(4)	9.61	%(6)	14.30	%(5)(6)
Portfolio Turnover of the Fund(7)	—		35%
Portfolio Turnover of the Portfolio	31%		170	%(8)

(1)  For the period from the initial issuance of Class I shares, January 31, 2006, to October 31, 2006.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The administrator subsidized certain operating expenses (equal to 1.21% of average net assets for the period from the start of business, November 30, 2005, to October 31, 2006).

(6)  Annualized.

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8)  For the period from the Portfolio's start of business, March 24, 2006, to October 31, 2006.

See notes to financial statements
9

Eaton Vance Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Dividend Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (84.9% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. During this period, dividend income was recorded on the ex-dividend date. However, if the ex-dividend date had passed, certain dividends from foreign securities were recorded as the Fund was informed of the ex-dividend date. Interest income was recorded on the accrual basis.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, The Fund, for federal income tax purposes, had a capital loss carryover of $1,311,256, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire October 31, 2014.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements

10

Eaton Vance Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders

It is the present policy of the Fund to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Sales	4,732,885	2,624,720
Issued to shareholders electing to receive payments of distributions in Fund shares	105,790	32,394
Redemptions	(288,005)	(63,384)
Net increase	4,550,670	2,593,730

Class C	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Sales	3,418,935	2,048,157
Issued to shareholders electing to receive payments of distributions in Fund shares	54,210	13,936
Redemptions	(136,101)	(28,079)
Net increase	3,337,044	2,034,014
Class I	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(2)
Sales	71,259	96,202
Issued to shareholders electing to receive payments of distributions in Fund shares	3,402	44
Redemptions	(29,334)	—
Net increase	45,327	96,246
Class R	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(2)
Sales	3,171	2,413
Issued to shareholders electing to receive payments of distributions in Fund shares	132	59
Net increase	3,303	2,472

(1) For the period from the start of business, November 30, 2005, to October 31, 2006.

(2) For the period from the initial issuance of shares, January 31, 2006, to October 31, 2006.

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2007, the administration fee amounted to $72,546. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those

11

Eaton Vance Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

services. For the six months ended April 30, 2007, EVM received $2,870 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $147,509 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the Investment Company Act of 1940 (the 1940 Act). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007, amounted to $67,766 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 of the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by Class C. Distribution fees paid or accrued for the six months ended April 30, 2007, amounted to $154,352 for Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $3,216,000 for Class C shares. The Class R Plan provides for the Fund to pay EVD amounts up to 0.50% (annualized) of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Fund have currently limited the Class R distribution payments to 0.25% of average daily net assets attributable to the Class R shares. Distribution fees paid or accrued for the six months ended April 30, 2007, amounted to $69 for Class R shares. The Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $51,451, and $69, for Class C and Class R shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSC assessed on Class C shares when no Uncovered Distribution Charges exist with respect to that class will be credited to the Fund. EVD received approximately $6,000 of CDSC paid by shareholders for Class C shares, for the six months ended April 30, 2007. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2007 .

7  Investments Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $95,714,096 and $6,507,494 respectively for the six months ended April 30, 2007.

12

Eaton Vance Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

13

Dividend Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Aerospace & Defense — 1.2%
Honeywell International, Inc.	8,040	$435,607
United Technologies Corp.	25,428	1,706,982
		$2,142,589
Auto Components — 1.0%
Johnson Controls, Inc.	17,000	$1,739,610
		$1,739,610
Beverages — 1.2%
Diageo PLC ADR	26,300	$2,219,720
		$2,219,720
Capital Markets — 7.1%
Credit Suisse Group ADR(1)	36,200	$2,841,700
Deutsche Bank AG(2)	23,000	3,531,650
Goldman Sachs Group, Inc. (The)	10,300	2,251,683
Mellon Financial Corp.	35,200	1,511,136
Merrill Lynch & Co., Inc.	22,500	2,030,175
UBS AG(2)	7,760	503,624
		$12,669,968
Chemicals — 2.2%
E.I. du Pont de Nemours and Co.	35,700	$1,755,369
Scotts Miracle-Gro Co., Class A	49,500	2,226,015
		$3,981,384
Commercial Banks — 11.5%
Allied Irish Banks PLC ADR	46,497	$2,821,903
Banco Santander Central Hispano SA ADR	53,000	937,570
Bank of Nova Scotia(2)	17,895	862,181
Barclays PLC ADR	49,950	2,899,098
BNP Paribas(2)	18,400	2,134,753
HBOS PLC(2)	54,291	1,165,163
KBC Groep NV(2)	13,090	1,731,990
National Bank of Canada(2)	20,500	1,149,328
Royal Bank of Scotland PLC(2)	40,096	1,535,357
Societe Generale(2)	11,355	2,406,575
UniCredito Italiano SPA(2)	67,649	695,099
Wachovia Corp.	39,450	2,191,053
		$20,530,070

Security	Shares	Value
Commercial Services & Supplies — 0.6%
Biffa PLC(2)	72,500	$471,387
R.R. Donnelley & Sons Co.	17,000	683,400
		$1,154,787
Communications Equipment — 0.7%
Nokia Oyj Sponsored ADR(1)	48,000	$1,212,000
		$1,212,000
Computer Peripherals — 1.3%
International Business Machines Corp.	23,081	$2,359,109
		$2,359,109
Construction Materials — 0.3%
Lafarge SA(2)	3,080	$500,067
		$500,067
Consumer Finance — 0.7%
Student Loan Corp. (The)	6,485	$1,320,994
		$1,320,994
Diversified Financial Services — 2.1%
Bank of America Corp.	29,290	$1,490,861
Citigroup, Inc.	41,633	2,232,361
		$3,723,222
Diversified Telecommunication Services — 9.0%
AT&T, Inc.	78,567	$3,042,114
Elisa Oyj(2)	45,500	1,324,117
Embarq Corp.	26,800	1,609,072
Telefonica SA(2)	19,000	426,799
Telefonos de Mexico SA de CV ADR	17,130	584,818
Telenor ASA(2)	38,500	716,763
Telenor ASA ADR	6,500	365,755
TeliaSonera AB(2)	433,500	3,504,112
Verizon Communications, Inc.	78,960	3,014,693
Windstream Corp.	101,500	1,483,930
		$16,072,173

See notes to financial statements
14

Dividend Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electric Utilities — 3.4%
CPFL Energia SA ADR	11,800	$558,258
E. ON AG ADR	12,020	602,563
Enel SPA(2)	77,000	875,128
Fortum Oyj(2)	76,092	2,356,072
Iberdrola SA(2)	10,800	534,946
Scottish and Southern Energy PLC(2)	39,900	1,192,885
		$6,119,852
Energy Equipment & Services — 2.7%
Diamond Offshore Drilling, Inc.	42,400	$3,629,440
Halliburton Co.	39,000	1,239,030
		$4,868,470
Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.	25,300	$1,212,376
		$1,212,376
Food Products — 3.5%
Cadbury Schweppes PLC ADR	31,881	$1,691,287
Dean Foods Co.	31,000	1,129,330
Kraft Foods, Inc., Class A	17,677	591,649
Nestle SA(2)	5,125	2,030,591
Nestle SA ADR	9,175	911,931
		$6,354,788
Hotels, Restaurants & Leisure — 2.7%
McDonald's Corp.	54,400	$2,626,432
Starwood Hotels and Resorts Worldwide, Inc.	34,400	2,305,488
		$4,931,920
Household Products — 0.3%
Kimberly-Clark Corp.	1,670	$118,854
Kimberly-Clark de Mexico S.A. de C.V.(2)	78,500	352,042
		$470,896
Independent Power Producers & Energy Traders — 1.0%
Drax Group PLC(2)	35,343	$563,325
TXU Corp.	19,770	1,296,517
		$1,859,842

Security	Shares	Value
Industrial Conglomerates — 1.4%
General Electric Co.	68,150	$2,512,009
		$2,512,009
Insurance — 7.6%
Axa ADR	33,000	$1,519,980
Chubb Corp. (The)	38,000	2,045,540
Fidelity National Financial, Inc.	79,525	2,027,092
Hartford Financial Services Group, Inc.	30,000	3,036,000
Legal & General Group PLC(2)	425,000	1,303,469
Lincoln National Corp.	33,500	2,383,525
Travelers Cos., Inc. (The)	24,495	1,325,180
		$13,640,786
Machinery — 3.4%
Atlas Copco AB(2)	70,500	$2,672,967
Vallourec SA(2)	12,600	3,431,853
		$6,104,820
Media — 0.4%
Regal Entertainment Group, Class A	34,600	$752,550
		$752,550
Metals & Mining — 3.1%
Anglo American PLC ADR	23,150	$610,929
BHP Billiton, Ltd. ADR	11,400	556,776
Companhia Vale do Rio Doce ADR	29,700	1,206,117
Freeport-McMoRan Copper & Gold, Inc.	14,631	982,618
Southern Copper Corp.	27,000	2,168,100
		$5,524,540
Multiline Retail — 0.7%
J.C. Penney Company, Inc.	15,400	$1,217,986
		$1,217,986
Multi-Utilities — 4.7%
CMS Energy Corp.	32,000	$592,640
Consolidated Edison, Inc.	67,000	3,434,420
Energy East Corp.	27,000	653,940
National Grid PLC(2)	40,200	631,245
RWE AG(2)	29,595	3,119,633
		$8,431,878

See notes to financial statements
15

Dividend Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil, Gas & Consumable Fuels — 10.3%
Cairn Energy PLC(1)(2)	48,343	$1,624,221
Chesapeake Energy Corp.	11,000	371,250
Chevron Corp.	33,300	2,590,407
ConocoPhillips	57,103	3,960,093
Exxon Mobil Corp.	36,489	2,896,497
Kinder Morgan, Inc.	4,758	507,012
Marathon Oil Corp.	9,000	913,950
Occidental Petroleum Corp.	27,460	1,392,222
Statoil ASA ADR	20,870	585,821
Total SA ADR	12,140	894,597
Williams Cos., Inc. (The)	90,065	2,656,918
		$18,392,988
Pharmaceuticals — 7.1%
Altana AG(2)	9,000	$669,225
Eli Lilly & Co.	10,000	591,300
GlaxoSmithKline PLC ADR	60,454	3,493,032
Johnson & Johnson	35,185	2,259,581
Pfizer, Inc.	132,564	3,507,643
Wyeth	37,981	2,107,946
		$12,628,727
Real Estate Investment Trusts (REITs) — 0.8%
Equity Residential	12,450	$578,054
Simon Property Group, Inc.	6,990	805,807
		$1,383,861
Specialty Retail — 2.9%
Home Depot, Inc. (The)	76,250	$2,887,588
Kingfisher PLC(2)	414,000	2,241,906
		$5,129,494
Tobacco — 3.0%
Altria Group, Inc.	37,745	$2,601,385
Lowes Corp. - Carolina Group	25,800	1,974,474
Reynolds American, Inc.	11,800	758,268
		$5,334,127
Total Common Stocks (identified cost $162,333,252)		$176,497,603

Short-Term Investments — 2.8%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(3)	$4,958	$4,958,240
Total Short-Term Investments (identified cost, $4,958,240)		$4,958,240
Total Investments — 101.4% (identified cost $167,291,492)		$181,455,843
Other Assets, Less Liabilities — (1.4)%		$(2,557,773)
Net Assets — 100.0%		$178,898,070

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	74.5%	$135,197,370
United Kingdom	5.9	10,728,958
France	4.7	8,473,248
Germany	4.0	7,320,508
Sweden	3.4	6,177,079
Finland	2.0	3,680,189
Switzerland	1.4	2,534,215
Canada	1.1	2,011,509
Belgium	1.0	1,731,990
Italy	0.9	1,570,227
Spain	0.5	961,745
Norway	0.4	716,763
Mexico	0.2	352,042
Total	100%	$181,455,843

See notes to financial statements
16

Dividend Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated Investments, at value (identified cost, $162,333,252)	$176,497,603
Affiliated investments, at value (identified cost, $4,958,240)	4,958,240
Foreign currency, at value (identified cost, $90,510)	90,450
Interest receivable from affiliated investment	16,065
Dividends and interest receivable	1,053,200
Tax reclaim receivable	107,108
Total assets	$182,722,666
Liabilities
Payable for investments purchased	$3,703,787
Payable to affiliate for investment advisory fees	87,218
Payable to affiliate for Trustees' fees	573
Other accrued expenses	33,018
Total liabilities	$3,824,596
Net Assets applicable to investors' interest in Portfolio	$178,898,070
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$164,868,204
Net unrealized appreciation (computed on the basis of identified cost)	14,029,866
Total	$178,898,070

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends (net of foreign taxes, $186,870)	$6,808,673
Interest	8,010
Interest income allocated from affiliated investment	84,395
Expenses allocated from affiliated investment	(8,030)
Total investment income	$6,893,048
Expenses
Investment adviser fee	$384,832
Trustees' fees and expenses	2,929
Custodian fee	48,562
Legal and accounting services	16,665
Miscellaneous	2,452
Total expenses	$455,440
Net investment income	$6,437,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,252,888)
Foreign currency transactions	(4,002)
Net realized loss	$(2,256,890)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$9,743,648
Foreign currency	2,948
Net change in unrealized appreciation (depreciation)	$9,746,596
Net realized and unrealized gain	$7,489,706
Net increase in net assets from operations	$13,927,314

See notes to financial statements
17

Dividend Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
From operations — Net investment income	$6,437,608	$3,753,280
Net realized loss from investment transactions and foreign currency transactions	(2,256,890)	(2,728,786)
Net change in unrealized appreciation of investments and foreign currency	9,746,596	4,283,270
Net increase in net assets from operations	$13,927,314	$5,307,764
Capital transactions — Assets contributed by Eaton Vance Dividend Income Fund	$—	$5,112,681
Contributions	99,415,918	67,092,789
Withdrawals	(9,083,458)	(2,974,948)
Net increase in net assets from capital transactions	$90,332,460	$69,230,522
Net increase in net assets	$104,259,774	$74,538,286
Net Assets
At beginning of period	$74,638,296	$100,010
At end of period	$178,898,070	$74,638,296

(1)  For the period from the start of business, March 24, 2006, to October 31, 2006.

See notes to financial statements
18

Dividend Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007 (Unaudited)		Period Ended October 31, 2006(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.76	%(2)	0.88	%(2)
Expenses after custodian fee reduction	0.76	%(2)	0.88	%(2)
Net investment income	10.60	%(2)	15.44	%(2)
Portfolio Turnover	31%		170%
Total Return(3)	11.50%		10.33%
Net assets, end of period (000's omitted)	$178,898		$74,638

(1)  For the period from the start of business, March 24, 2006, to October 31, 2006.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements
19

Dividend Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Dividend Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2006 seeks to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Dividend Income Fund held a 84.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio's security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

20

Dividend Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

I  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly acquired stocks.

21

Dividend Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 0.65% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended April 30, 2007, the Portfolio's advisory fee totaled $392,719 of which $7,887 was allocated from Cash Management and $384,832 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $132,623,972 and $37,247,316 respectively, for the six months ended April 30, 2007.

4  Transfer of Assets

Investment operations began on March 24, 2006 with a transfer of investment assets, and related accounts by Eaton Vance Dividend Income Fund of $5,112,681, in exchange for an interest in the Portfolio, including net unrealized appreciation of $147,048. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$167,291,492
Gross unrealized appreciation	$15,908,819
Gross unrealized depreciation	(1,744,468)
Net unrealized appreciation	$14,164,351

22

Dividend Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The unrealized gain on foreign currency at April 30, 2007 on a federal income tax basis was $12,764.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2007.

8  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

23

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the

24

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Dividend Income Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance Dividend Income Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and its affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (November 2005) through September 30, 2006 for the Fund. The Board concluded that the performance of the Fund is satisfactory.

25

Eaton Vance Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's management fees and the Fund's total expense ratio for the period from inception through September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fee charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolio to continue to share such benefits equitably.

26

Eaton Vance Dividend Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Dividend Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Dividend Income Portfolio

Officers
Duncan W. Richardson
President
Aamer Khan
Vice President and
Co-Portfolio Manager
Judith A. Saryan
Vice President and
Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

27

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Investment Adviser of Dividend Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2634-6/07  DIVISRC

Semiannual Report April 30, 2007

EATON VANCE EQUITY
RESEARCH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Equity Research fund as of April 30, 2007

INVESTMENT UPDATE

Walter A. Row III, CFA

Investment Team Leader

The Fund

Performance for the Past Six Months

•                  During the six months ended April 30, 2007, the Fund’s Class A shares had a total return of 8.99%.(1) This return was the result of an increase in net asset value (NAV) per share to $14.01 on April 30, 2007, from $13.37 on October 31, 2006, and the reinvestment of $0.052 per share in dividend income and $0.481 in capital gains.(1)

•                  For comparison, the Fund’s benchmark, the Standard & Poor’s 500 index (the “S&P 500 index”) — a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance — had a total return of 8.60% during the same period. The Fund’s peer group, the Lipper Large-Cap Core funds Classification, had an average total return of 8.27% during the same period.(2)

Management Discussion

•                  During the six months ended April 30, 2007, U.S. stock markets generally performed well, as investors continued to feel cautiously optimistic about the economy, inflation, interest rates, and corporate profits. The period saw an increase in volatility, however, with significant declines in both U.S. and international equity markets from late February through mid March 2007. However, markets recovered late in the period, as lower first-quarter GDP growth in the U. S. was offset by strong consumer spending and better-than-expected corporate profit reports. Both value-and growth-oriented stocks performed well, with mid- and large-cap value stocks slightly outperforming their growth stock counterparts.

•                  During the period, the Fund outperformed the S&P 500 index and the average return of its Lipper peer group, Large-Cap Core Funds Classification. Sectors making the strongest contribution to the Fund’s return included information technology, financials, and consumer staples. The most significant detracting sectors during the six-month period were industrials and consumer discretionary.(2),(3)

•                  The Fund’s capital markets and commercial bank holdings performed well in the financials sector, helping it to outperform similar stocks in the S&P 500 index(2), while communications equipment and semi-conductor stocks performed well in the information technology sector. In the consumer staples sector, food products stocks were the strongest performing holdings for the Fund. Finally, stocks in the energy and health care sectors made lesser, but still positive, contributions to the Fund’s performance.

•                  During the period, the stocks that detracted from the Fund’s relative performance fell primarily within the industrials sector, where stocks in the aerospace and defense, machinery, and road and rail industries underperformed similar stocks in the S&P 500 index.(2),(3)

(1)       This return does not include the 5.75% maximum sales charge for Class A shares. If the sales charge was deducted, the return would be lower. Absent contractual and voluntary expense limitations by the adviser and the administrator, the return would be lower.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)       Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the investment team leader and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance Equity Research fund as of April 30, 2007

FUND PERFORMANCE

Performance(1)	Class A
Average Annual Total Returns (at net asset value)
Six Months	8.99%
One Year	13.49
Five Years	8.71
Life of Fund†	8.14
SEC Average Annual Total Returns (including sales charge)
Six Months	2.69%
One Year	6.99
Five Years	7.43
Life of Fund†	6.98

†Inception Date – 11/01/01

(1)  Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If the sales charge was deducted, the returns would be lower. Absent contractual and voluntary expense limitations by the adviser and the administrator, the returns would be lower. SEC Average Annual Total Returns for Class A shares reflect the maximum 5.75% sales charge.

Total Annual Operating Expenses(2)	Class A
Gross Expense Ratio	4.99%
Net Expense Ratio	1.40

(2)     From the Fund’s prospectus dated 3/1/07. The net expense ratio reflects a contractual expense limitation that continues through February 28, 2008. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation performance would have been lower.

Common Stock Investments by Sector(3)

By net assets

(3)     As of 4/30/07. Fund information may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Top Ten Equity Holdings(4)

By net assets

Exxon Mobil Corp.	3.2%
General Electric Co.	2.5
Citigroup, Inc.	1.8
Microsoft Corp.	1.8
Schlumberger Ltd.	1.7
Procter & Gamble Co.	1.5
Gilead Sciences, Inc.	1.4
Google Inc., Class A	1.3
PepsiCo, Inc.	1.3
J.P. Morgan Chase & Co.	1.3

(4)     Top Ten Equity Holdings represented 17.8% of Fund net assets as of 4/30/07. Holdings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Equity Research Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Equity Research Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,089.90	$6.48	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**

*   Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006.

**  Absent contractual and voluntary expense limitations by the adviser and administrator, expenses would be higher.

3

Eaton Vance Equity Research Fund as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	274	$25,482
General Dynamics Corp.	556	43,646
Lockheed Martin Corp.	386	37,110
United Technologies Corp.	807	54,174
		$160,412
Air Freight & Logistics — 0.8%
FedEx Corp.	345	$36,377
		$36,377
Auto Components — 0.6%
Johnson Controls Inc.	300	$30,699
		$30,699
Beverages — 2.1%
Coca-Cola Co. (The)	715	$37,316
PepsiCo, Inc.	929	61,398
		$98,714
Biotechnology — 2.9%
Biogen Idec Inc.(1)	384	$18,129
BioMarin Pharmaceutical Inc.(1)	1,404	22,689
Cephalon, Inc.(1)	410	32,640
Gilead Sciences, Inc.(1)	799	65,294
		$138,752
Capital Markets — 5.1%
Affiliated Managers Group, Inc.(1)	118	$13,880
AMVESCAP plc, ADS	662	15,696
Bank of New York, Co., Inc.	361	14,613
Credit Suisse Group, ADS (1)	358	28,103
Deutsche Bank AG, GRS	97	14,894
E*TRADE Financial Corp.(1)	900	19,872
Goldman Sachs Group, Inc.	166	36,289

Security	Shares	Value
Capital Markets (continued)
Mellon Financial Corp.	1,195	$51,301
State Street Corp.	215	14,807
UBS AG	480	31,152
		$240,607
Chemicals — 1.4%
Ecolab Inc.	154	$6,620
E. I. Dupont de Nemours & Co.	894	43,958
Monsanto Co.	241	14,217
		$64,795
Commercial Banks — 4.5%
Allied Irish Banks plc, ADR	386	$23,426
Anglo Irish Bank Corp., plc	1,355	30,443
Bank of Cyprus Ltd.	445	7,009
Barclays plc, ADR	195	11,318
BNP Paribas SA	70	8,121
KBC Group N.V.	82	10,850
National Bank of Canada	133	7,457
National Bank of Greece SA, ADR	3,394	38,759
PNC Financial Services Group, Inc.	195	14,450
Wachovia Corp.	585	32,491
Wells Fargo & Co.	576	20,673
Zions Bancorporation	85	6,953
		$211,950
Commercial Services & Supplies — 0.1%
Equifax, Inc.	115	$4,577
		$4,577
Communications Equipment — 2.4%
Cisco Systems, Inc.(1)	1,815	$48,533
Corning, Inc.(1)	2,077	49,266
Juniper Networks, Inc.(1)	187	4,181
QUALCOMM Inc.	70	3,066
Tellabs Inc.(1)	811	8,613
		$113,659

See notes to financial statements
4

Eaton Vance Equity Research Fund as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Computers & Peripherals — 3.6%
Apple Inc.(1)	327	$32,635
Dell, Inc.(1)	621	15,655
EMC Corp.(1)	890	13,510
Hewlett-Packard Co.	724	30,509
International Business Machines Corp.	534	54,580
NCR Corp.(1)	57	2,873
SanDisk Corp.(1)	267	11,601
Sun Microsystems, Inc.(1)	1,495	7,804
		$169,167
Consumer Finance — 1.1%
American Express Co.	561	$34,036
Student Loan Corp.	95	19,352
		$53,388
Consumer Services-Diversified — 0.1%
Apollo Group Inc., Class A(1)	150	$7,095
		$7,095
Electrical Equipment — 1.3%
Emerson Electric Co.	1,281	$60,194
		$60,194
Electronics-Semiconductors — 3.2%
Altera Corp.(1)	277	$6,244
Analog Devices, Inc.	387	14,946
Applied Materials, Inc.	336	6,458
ASML Holding N.V.(1)	283	7,712
Broadcom Corp., Class A(1)	112	3,646
Intel Corp.	1,502	32,293
KLA-Tencor Corp.	185	10,277
Marvell Technology Group, Ltd.(1)	303	4,887
Maxim Integrated Products, Inc.	167	5,297
MEMC Electronic Materials Inc.(1)	148	8,122
Microchip Technology, Inc.	277	11,174

Security	Shares	Value
Electronics-Semiconductors (continued)
Micron Technology Inc.(1)	1,270	$14,567
NVIDIA Corp.(1)	70	2,302
Silicon Laboratories, Inc.(1)	151	4,954
Teradyne, Inc.(1)	62	1,082
Texas Instruments Inc.	567	19,488
		$153,449
Energy Equipment & Services — 2.6%
Schlumberger Ltd.	1,074	$79,293
Transocean Inc.(1)	499	43,014
		$122,307
Financial Services-Diversified — 5.0%
Bank of America Corp.	801	$40,771
Citigroup, Inc.	1,615	86,596
JP Morgan Chase & Co.	1,158	60,332
Moody's Corp.	733	48,466
		$236,165
Food Products — 1.1%
Nestle SA, ADR	543	$53,970
		$53,970
Health Care Equipment & Supplies — 1.8%
Baxter International Inc.	363	$20,557
Hospira, Inc.(1)	455	18,450
Medtronic, Inc.	458	24,242
Zimmer Holdings, Inc.(1)	232	20,991
		$84,240
Health Care Services — 1.0%
Aetna, Inc.	450	$21,096
UnitedHealth Group, Inc.	528	28,016
		$49,112

See notes to financial statements
5

Eaton Vance Equity Research Fund as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.1%
Cheesecake Factory Inc. (The)(1)	745	$20,562
Marriott International, Inc., Class A	689	31,150
		$51,712
Household Durables — 0.1%
D.R. Horton, Inc.	213	$4,724
		$4,724
Household Products — 2.1%
Colgate-Palmolive Co.	356	$24,115
Kimberly-Clark Corp.	70	4,982
Procter & Gamble Co.	1,136	73,056
		$102,153
Independent Power Producers & Energy Traders — 1.0%
Mirant Corp.(1)	536	$24,050
NRG Energy, Inc.(1)	320	25,267
		$49,317
Industrial Conglomerates — 2.5%
General Electric Co.	3,253	$119,906
		$119,906
Information Technology Services — 1.2%
Accenture Ltd, Class A	185	$7,234
Cognizant Technology Solutions Corp.(1)	98	8,761
Electronic Data Systems Corp.	180	5,263
Fidelity National Information Services Inc.	50	2,527
Mastercard, Inc., Class A	121	13,513
MoneyGram International, Inc.	227	6,454
Paychex, Inc.	323	11,983
		$55,735
Insurance — 6.0%
ACE Ltd.	208	$12,368
AEGON N.V. ADR	515	10,650

Security	Shares	Value
Insurance (continued)
Allianz SE, ADR	455	$10,110
Allstate Corp.	405	25,240
American International Group, Inc.	782	54,670
AON Corp.	312	12,090
Assurant, Inc.	273	15,706
AXA, ADR	205	9,442
Chubb Corp.	220	11,842
Genworth Financial Inc., Class A	225	8,210
Hartford Financial Services Group, Inc. (The)	223	22,568
Legal & General Group, plc	4,042	12,397
Lincoln National Corp.	138	9,819
MBIA Inc.	99	6,886
Prudential Financial, Inc.	203	19,285
St. Paul Travelers Companies, Inc. (The)	400	21,640
W.R. Berkley Corp.	267	8,675
Zurich Financial Services	38	11,036
		$282,634
Internet Software & Services — 1.8%
eBay Inc.(1)	675	$22,910
Google Inc., Class A(1)	133	62,694
		$85,604
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific Inc.(1)	427	$22,230
		$22,230
Machinery — 2.1%
Danaher Corp.	680	$48,409
Deere & Co.	255	27,897
Eaton Corp.	270	24,087
		$100,393
Media — 2.8%
CBS Corp., Class B	103	$3,272
Comcast Corp., Class A(1)	1,423	37,937

See notes to financial statements
6

Eaton Vance Equity Research Fund as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Media (continued)
McGraw-Hill Companies, Inc. (The)	378	$24,770
Omnicom Group, Inc.	271	28,376
Time Warner Inc.	774	15,968
Viacom, Inc., Class B(1)	103	4,249
Walt Disney Co. (The)	571	19,974
		$134,546
Metals & Mining — 1.1%
Alcan Inc.	101	$5,946
Companhia Vale do Rio Doce, ADR	551	22,376
Goldcorp Inc.	416	10,125
Teck Cominco Ltd., Class B	196	14,913
		$53,360
Oil & Gas — 7.1%
Anadarko Petroleum Corp.	770	$35,928
ConocoPhillips	855	59,294
Exxon Mobil Corp.	1,917	152,171
Hess Corp.	885	50,224
Occidental Petroleum Corp.	448	22,714
Williams Cos., Inc. (The)	650	19,175
		$339,506
Paper & Forest Products — 0.6%
Grafton Group, plc, Units (1)	900	$13,354
Weyerhaeuser Co.	178	14,101
		$27,455
Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	95	$4,885
		$4,885
Pharmaceuticals — 5.7%
Abbott Laboratories	913	$51,694
Allergan, Inc.	202	24,482

Security	Shares	Value
Pharmaceuticals (continued)
Ipsen	400	$21,204
Novartis AG, ADS	814	47,285
Novo Nordisk A/S, ADS	192	18,895
Roche Holdings Ltd., ADR	391	36,971
Shire plc, ADS	512	35,784
Wyeth	655	36,353
		$272,668
REITS — 1.0%
AvalonBay Communities, Inc.	123	$15,038
Simon Property Group, Inc.	150	17,292
Vornado Realty Trust	135	16,015
		$48,345
Retail-Food & Staples — 3.0%
Kroger Co.	860	$25,379
Safeway Inc.	795	28,858
Sysco Corp.	774	25,341
Walgreen Co.	416	18,262
Wal-Mart Stores, Inc.	890	42,649
		$140,489
Retail-Multiline — 1.5%
Federated Department Stores, Inc.	539	$23,673
J.C. Penney Co., Inc.	509	40,257
Target Corp.	148	8,787
		$72,717
Retail-Specialty — 2.1%
Bed Bath & Beyond Inc.(1)	197	$8,026
Best Buy Co., Inc.	491	22,905
GameStop Corp., Class A(1)	256	8,491
Lowe's Companies, Inc.	1,255	38,353
Staples, Inc.	958	23,758
		$101,533

See notes to financial statements
7

Eaton Vance Equity Research Fund as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software Services — 2.9%
Activision, Inc.(1)	491	$9,820
Autodesk, Inc.(1)	442	18,241
Microsoft Corp.	2,828	84,670
Oracle Corp.(1)	1,216	22,861
		$135,592
Telecommunication Services-Diversified — 2.8%
AT&T Inc.	1,415	$54,789
Verizon Communications Inc.	1,484	56,659
Windstream Corp.	1,626	23,772
		$135,220
Telecommunication Services-Wireless — 0.8%
Alltel Corp.	566	$35,483
		$35,483
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moët Hennessy Louis Vuitton	125	$14,571
		$14,571
Thrifts & Mortgage Finance — 0.4%
Countrywide Financial Corp.	289	$10,716
FirstFed Financial Corp. (1)	140	8,607
		$19,323
Tobacco — 1.5%
Altria Group, Inc.	828	$57,066
British American Tobacco, plc, ADR	35	2,179
Carolina Group	63	4,821
Reynolds American Inc.	149	9,575
		$73,641
Trading Companies & Distributors — 0.1%
Travis Perkins, plc	120	$4,819
		$4,819

Security	Shares	Value
Utilities-Electric — 1.1%
Edison International	542	$28,374
Entergy Corp.	105	11,880
Exelon Corp.	160	12,066
		$52,320
Utilities-Multi-Utilities — 1.6%
CMS Energy Corp.	1,266	$23,446
Dominion Resources Inc.	251	22,891
Public Service Enterprise Group, Inc.	353	30,517
		$76,854
Total Common Stocks (identified cost $4,082,332)		$4,707,364
Short-Term Investments — 2.0%
Security	Interest (000s omitted)	Value
Investment in Cash Management Portfolio, 4.70%(2)	$93	$92,961
Total Short-Term Investments (at identified cost, $92,961)		$92,961
Total Investments — 101.0% (identified cost $4,175,293)		$4,800,325
Other Assets, Less Liabilities — (1.0)%		$(46,199)
Net Assets — 100.0%		$4,754,126

(1) Non-income producing security.

(2) Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

ADR - American Depository Receipt

ADS - American Depository Share

GRS - Global Registered Share

See notes to financial statements
8

Eaton Vance Equity Research Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $4,082,332)	$4,707,364
Affiliated investments, at value (identified cost, $92,961)	92,961
Receivable for investments sold	20,971
Receivable for Fund shares sold	12,551
Dividends receivable	5,607
Tax reclaims receivable	592
Interest receivable from affiliated investment	447
Receivable from the Adviser	38,080
Total assets	$4,878,573
Liabilities
Payable to affiliate for distribution and service fees	$954
Payable for investments purchased	93,190
Accrued expenses	30,303
Total liabilities	$124,447
Net Assets	$4,754,126
Sources of Net Assets
Paid-in capital	$4,033,043
Accumulated net realized gain (computed on the basis of identified cost)	88,699
Accumulated undistributed net investment income	7,350
Net unrealized appreciation (computed on the basis of identified cost)	625,034
Total	$4,745,126
Class A Shares
Net Assets	$4,754,126
Shares Outstanding	339,336
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.01
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.01)	$14.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends (net of foreign taxes, $688)	$31,808
Interest	241
Interest income allocated from affiliated investment	3,845
Expenses allocated from affiliated investment	(364)
Total investment income	$35,530
Expenses
Investment adviser fee	$12,771
Administration fee	3,001
Distribution and service fees — Class A	5,002
Custodian fee	14,830
Legal and accounting services	17,522
Printing and postage	4,669
Registration fees	15,023
Transfer and dividend disbursing agent fees	900
Miscellaneous	4,747
Total expenses	$78,465
Deduct — Waiver and reimbursement of expenses by the Adviser and/or Administrator	$53,852
Total expense reductions	$53,852
Net expenses	$24,613
Net investment income	$10,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$95,639
Foreign currency transactions	51
Net realized gain	$95,690
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$238,274
Foreign currency	53
Net change in unrealized appreciation (depreciation)	$238,327
Net realized and unrealized gain	$334,017
Net increase in net assets from operations	$344,934

See notes to financial statements
9

Eaton Vance Equity Research Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 3, 2006
From operations — Net investment income	$10,917	$11,781
Net realized gain on investments and foreign currency transactions	95,690	133,069
Net change in unrealized appreciation (depreciation) from investments and foreign currency	238,327	183,634
Net increase in net assets from operations	$344,934	$328,484
Distributions to Shareholders:
From net investment income	$(13,971)	$(3,119)
From net realized gains	(129,316)	(88,696)
Total distributions to shareholders	$(143,287)	$(91,815)
Transactions in shares of beneficial interest — Proceeds from sale of shares	$1,524,906	$1,159,759
Net asset value of shares issued to shareholders in payment of distributions declared	139,305	91,642
Cost of shares redeemed	(187,117)	(143,030)
Net increase in net assets from Fund share transactions	$1,477,094	$1,108,371
Net increase in net assets	$1,678,741	$1,345,040
Net Assets
At beginning of period	$3,075,385	$1,730,345
At end of period	$4,754,126	$3,075,385
Accumulated undistributed net investment income included in net assets
At end of period	$7,350	$10,404

See notes to financial statements
10

Eaton Vance Equity Research Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(3)
Net asset value — Beginning of period	$13.370		$12.150	$10.810	$9.860	$8.400	$10.000
Income (loss) from operations
Net investment income (loss)	$0.037		$0.064	$0.041	$0.007	$0.007	$(0.001)
Net realized and unrealized gain (loss)	1.136		1.771	1.334	0.952	1.453	(1.599)
Total income (loss) from operations	$1.173		$1.835	$1.375	$0.959	$1.460	$(1.600)
Less distributions
From net investment income	$(0.052)		$(0.021)	$(0.035)	$(0.009)	$—	$—
From net realized gain	(0.481)		(0.594)	—	—	—	—
Total distributions	$(0.533)		$(0.615)	$(0.035)	$(0.009)	$—	$—
Net asset value — End of period	$14.010		$13.370	$12.150	$10.810	$9.860	$8.400
Total Return(2)	8.99%		15.59%	12.74%	9.73%	17.38%	(16.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,754		$3,075	$1,730	$1,296	$949	$686
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.25	%(4)	1.25%	1.25%	1.40%	1.40%	1.45%
Expenses after custodian fee reduction(5)	1.25	%(4)	1.25%	1.25%	1.40%	1.40%	1.40%
Net investment income (loss)	0.54	%(4)	0.51%	0.35%	0.07%	0.08%	(0.01)%
Portfolio Turnover	26%		74%	93%	70%	64%	90%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(3)  Class A commenced operations on November 1, 2001.

(4)  Annualized.

(5)  The adviser waived its advisory fee, the administrator waived its administration fee and the adviser subsidized certain operating expenses (equal to 2.68%, 3.74%, 5.70%, 4.27%, 5.27% and 5.77% of average daily net assets for the six months ended April 30, 2007 and the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively).

See notes to financial statements
11

Eaton Vance Equity Research Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Equity Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Fund's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. Effective May 21, 2007, the Fund began to offer Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in

12

Eaton Vance Equity Research Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

G  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Other — Investment transactions are accounted for the date the securities are purchased or sold. Realized gains and losses are determined on the basis of identified cost. Distributions to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to distribute annually substantially all of the net investment income of the Fund and to distribute, at least annually, substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in shares of beneficial interest were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	112,567	91,410
Issued to shareholders electing to receive payments of distributions in Fund shares	10,482	7,518
Redemptions	(13,758)	(11,267)
Net increase	109,291	87,661

At April 30, 2007, EVM and an EVM retirement plan owned 14% and 38%, respectively, of the outstanding shares of the Fund.

13

Eaton Vance Equity Research Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Investment Adviser Fee and
Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee equal to 0.65% (annually) of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's advisory fees. For the six months ended April 30, 2007, the Fund's advisory fee totaled $13,127 of which $356 was allocated from Cash Management and $12,771 (all of which was waived) was paid or accrued directly by the Fund. An administrative fee is earned by EVM as compensation for administering certain business affairs of the Fund. The fee is equal to 0.15% (annually) of the average daily net assets of the Fund. For the six months ended April 30, 2007, the fee amounted to $3,001, all of which was waived. EVM has contractually agreed to limit net annual Fund operating expenses to 1.40% for Class A. The expense limitation will continue through February 28, 2008. Thereafter, the expense limitation may be changed or terminated at any time. For the six months ended April 30, 2007, EVM has voluntarily agreed to further limit net annual Fund operating expenses to 1.25% for Class A.

This voluntary expense reduction could be terminated at any time. Pursuant to these expense reductions, EVM was allocated $38,080 of the Fund's operating expenses. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2007, EVM earned $87 in sub-transfer agent fees from the Fund.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.

5  Distribution Plan

Class A has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act (Class A Plan). The Class A Plan provides that the Fund will pay Eaton Vance Distributor's, Inc. (EVD) a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $5,002 for Class A shares.

6  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed with 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by Class A shareholders for the six months ended April 30, 2007.

7  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $2,464,315 and $1,035,623, respectively, for the six months ended April 30, 2007.

8  Federal Income Tax Basis of Unrealized
Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,182,055
Gross unrealized appreciation	$635,245
Gross unrealized depreciation	(16,975)
Net unrealized appreciation	$618,270

The net unrealized appreciation on foreign currency at April 30, 2007 was $2.

14

Eaton Vance Equity Research Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

10  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." The interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance and de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

15

Eaton Vance Equity Research Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

16

Eaton Vance Equity Research Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Equity Research Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in foreign markets. Specifically, the Board considered the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

17

Eaton Vance Equity Research Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees (including administrative fees) and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

18

Eaton Vance Equity Research Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

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Investment Adviser and Administrator of Eaton Vance Equity Research Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Equity Research Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1325-6/07  ERSRC

Semiannual Report April 30, 2007

EATON VANCE
FLOATING-RATE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Floating-Rate Fund a s o f April 30, 2007

I N V E S T M E N T  U P D A T E

The Fund

Performance for the Past Six Months

•      The Fund’s Advisers Class shares had a total return of 3.75% during the six months ended April 30, 2007.(1) This return resulted from an increase in net asset value per share (NAV) to $9.88 on April 30, 2007, from $9.84 on October 31, 2006, and the reinvestment of $0.324 in dividends.

•      The Fund’s Class A shares had a total return of 3.63% during the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $10.21 on April 30, 2007, from $10.18 on October 31, 2006, and the reinvestment of $0.335 in dividends.

•      The Fund’s Class B shares had a total return of 3.26% during the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $9.87 on April 30, 2007, from $9.84 on October 31, 2006, and the reinvestment of $0.287 in dividends.

•      The Fund’s Class C shares had a total return of 3.26% during the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $9.87 on April 30, 2007, from $9.84 on October 31, 2006, and the reinvestment of $0.287 in dividends.

•      The Fund’s Class I shares had a total return of 3.88% during the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $9.88 on April 30, 2007, from $9.84 on October 31, 2006, and the reinvestment of $0.336 in dividends.

•      For comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of 3.86% during the same period.(2)

The Fund’s Investments

•      Floating Rate Portfolio’s investments included 582 borrowers at April 30, 2007, with an average loan size of 0.16% of total investments, and no industry constituting more than 7% of total investments. Publishing, health care, building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others), business equipment/services and chemicals/plastics were the largest industry weightings. The Portfolio had no exposure to, or loans made to, subprime lenders.(3)

•      In the six months ended April 30, 2007, despite record new loan issuance, demand exceeded loan supply. The technical imbalance resulted in loans repricing at slightly lower credit spreads. In addition, certain large new issues came to market with fewer financial covenants. However, despite this fact, management notes that the chief determinants of the loan asset class’s long-term performance – seniority and security – remain in place.

•      The Floating Rate Portfolio had a 12% exposure in European loans at April 30, 2007. European issuance continued to grow and represented further opportunities for diversification. For example, while there may be concerns about a slowing U.S. economy, the Portfolio benefited from loans to companies operating in the relatively robust U.K. and German economies. All of the Portfolio’s non-dollar-denominated investments were hedged to help protect against foreign currency risk.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. Advisers Class and Class I shares are offered to investors at net asset value.

(2)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)  Portfolio investments may not be representative of the Portfolio’s current or future investments and may change due to active management.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Floating-Rate Fund as of April 30, 2007

F U N D  P E R F O R M A N C E

Performance(1)

	Advisers Class	Class A	Class B	Class C	Class I
Average Annual Total Returns (at net asset value)
Six months	3.75%	3.63%	3.26%	3.26%	3.88%
One year	6.50	6.50	5.70	5.70	6.76
Five years	4.50	N.A.	3.72	3.72	4.76
Life of Fund†	4.47	5.09	3.70	3.70	4.75

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six months	3.75%	1.34%	-1.74%	2.26%	3.88%
One year	6.50	4.06	0.72	4.70	6.76
Five years	4.50	N.A.	3.37	3.72	4.76
Life of Fund†	4.47	4.50	3.70	3.70	4.75

†      Inception Dates – Advisers Class: 2/7/01; Class A: 5/5/03; Class B: 2/5/01; Class C: 2/1/01; Class I: 1/30/01

(1)  Average Annual Total Returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. Class I and Advisers Class shares are offered to certain investors at net asset value. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC returns for Class C reflect 1% CDSC. Class A, Advisers Class and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual Operating Expenses (2)

	Advisers Class	Class A	Class B	Class C	Class I
Expense Ratio	1.01%	1.01%	1.77%	1.76%	0.76%

(2)   From the Fund’s prospectus dated 3/1/07.

Fund Allocations(3)

By total investments

(3)   Reflects the Fund’s investment in Floating Rate Portfolio as of April 30, 2007. Allocations are shown as a percentage of the Fund’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Diversification of Floating Rate Portfolio by Industries(4)

By total investments

Publishing	6.9%
Health Care	6.7
Building & Development	6.5
Business Equipment & Services	6.4
Chemicals & Plastics	6.1
Cable & Satellite Television	5.4
Leisure Goods/Activities/Movies	4.6
Automotive	3.7
Lodging & Casinos	3.7
Radio & Television	3.6
Containers & Glass Products	3.4
Telecommunications	3.2
Food Products	3.2
Electronics/Electrical	2.6
Conglomerates	2.4
Utilities	2.2
Retailers (Except Food & Drug)	2.1
Industrial Equipment	1.9
Forest Products	1.9
Oil & Gas	1.9
Ecological Services & Equip.	1.8%
Aerospace & Defense	1.8
Nonferrous Metals/Minerals	1.7
Financial Intermediaries	1.2
Food Service	1.2
Food/Drug Retailers	1.1
Home Furnishings	1.1
Beverage & Tobacco	0.9
Equipment Leasing	0.8
Insurance	0.8
Air Transport	0.7
Surface Transport	0.7
Drugs	0.6
Clothing/Textiles	0.5
Broker/Dealer/Investment	0.2
Cosmetics/Toiletries	0.2
Rail Industries	0.2
Farming/Agriculture	0.2
Real Estate	0.1

(4)   Reflects the Fund’s investments in Floating Rate Portfolio as of April 30, 2007. Industries are shown as a percentage of Floating Rate Portfolio’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Floating-Rate Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Floating-Rate Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Advisers Class	$1,000.00	$1,037.50	$5.10
Class A	$1,000.00	$1,036.30	$5.10
Class B	$1,000.00	$1,032.60	$8.92
Class C	$1,000.00	$1,032.60	$8.87
Class I	$1,000.00	$1,038.80	$3.84
Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.80	$5.06
Class A	$1,000.00	$1,019.80	$5.06
Class B	$1,000.00	$1,016.00	$8.85
Class C	$1,000.00	$1,016.10	$8.80
Class I	$1,000.00	$1,021.00	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 1.01% for Advisers Class shares, 1.01% for Class A shares, 1.77% for Class B shares, 1.76% for Class C shares and 0.76% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance Floating-Rate Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Floating Rate Portfolio, at value (identified cost, $5,281,264,958)	$5,353,834,491
Receivable for Fund shares sold	33,130,713
Total assets	$5,386,965,204
Liabilities
Payable for Fund shares redeemed	$18,401,915
Dividends payable	8,357,849
Payable to affiliate for distribution and service fees	1,838,053
Payable to affiliate for administration fees	653,466
Payable to affiliate for Trustees' fees	282
Accrued expenses	671,133
Total liabilities	$29,922,698
Net Assets	$5,357,042,506
Sources of Net Assets
Paid-in capital	$5,342,100,219
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(57,665,841)
Accumulated undistributed net investment income	38,595
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	72,569,533
Total	$5,357,042,506
Advisers Shares
Net Assets	$1,250,778,386
Shares Outstanding	126,639,912
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.88
Class A Shares
Net Assets	$2,035,767,537
Shares Outstanding	199,330,667
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.21
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.21)	$10.45
Class B Shares
Net Assets	$212,656,394
Shares Outstanding	21,546,608
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.87
Class C Shares
Net Assets	$1,217,980,082
Shares Outstanding	123,393,379
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.87
Class I Shares
Net Assets	$639,860,107
Shares Outstanding	64,786,489
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.88
On sales of $100,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest allocated from Portfolio	$188,272,141
Dividends allocated from Portfolio	2,782
Expenses allocated from Portfolio	(13,645,674)
Net investment income from Portfolio	$174,629,249
Expenses
Administration fee	$3,783,582
Trustees' fees and expenses	1,691
Distribution and service fees Advisers	1,526,118
Class A	2,361,716
Class B	1,098,788
Class C	5,869,424
Transfer and dividend disbursing agent fees	1,295,004
Printing and postage	209,803
Registration fees	200,907
Legal and accounting services	60,326
Custodian fee	38,657
Miscellaneous	35,016
Total expenses	$16,481,032
Net investment income	$158,148,217
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,184,614
Swap contracts	490,149
Foreign currency and forward foreign currency exchange contract transactions	(32,678,663)
Net realized loss	$(29,003,900)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$47,625,113
Swap contracts	624,700
Foreign currency and forward foreign currency exchange contracts	660,505
Net change in unrealized appreciation (depreciation)	$48,910,318
Net realized and unrealized gain	$19,906,418
Net increase in net assets from operations	$178,054,635

See notes to financial statements
4

Eaton Vance Floating-Rate Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$158,148,217	$274,169,927
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(29,003,900)	(14,883,545)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	48,910,318	(158,708)
Net increase in net assets from operations	$178,054,635	$259,127,674
Distributions to shareholders — From net investment income Advisers	$(40,367,922)	$(70,673,479)
Class A	(62,447,880)	(103,047,869)
Class B	(6,455,794)	(13,007,797)
Class C	(34,422,631)	(62,803,641)
Class I	(18,504,291)	(27,488,865)
Total distributions to shareholders	$(162,198,518)	$(277,021,651)
Transactions in shares of beneficial interest — Proceeds from sale of shares Advisers	$345,976,612	$801,542,199
Class A	489,498,711	1,017,522,188
Class B	9,392,627	24,277,462
Class C	188,052,718	327,275,996
Class I	217,982,974	234,079,444
Net asset value of shares issued to shareholders in payment of distributions declared Advisers	28,106,674	48,260,518
Class A	43,851,658	73,890,874
Class B	4,180,216	8,328,153
Class C	22,222,559	39,440,391
Class I	13,101,217	18,682,236
Cost of shares redeemed Advisers	(365,560,212)	(628,533,183)
Class A	(349,781,955)	(773,541,104)
Class B	(25,574,856)	(58,696,661)
Class C	(166,311,274)	(412,928,596)
Class I	(78,063,533)	(137,589,950)
Net asset value of shares exchanged Class A	6,518,519	6,988,095
Class B	(6,518,519)	(6,988,095)
Redemption Fees	67,866	129,528
Net increase in net assets from Fund share transactions	$377,142,002	$582,139,495
Net increase in net assets	$392,998,119	$564,245,518

Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
At beginning of period	$4,964,044,387	$4,399,798,869
At end of period	$5,357,042,506	$4,964,044,387
Accumulated undistributed net investment income included in net assets
At end of period	$38,595	$4,088,896

See notes to financial statements
5

Eaton Vance Floating-Rate Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Advisers
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$9.840		$9.880	$9.880	$9.820	$9.560	$9.820
Income (loss) from operations
Net investment income	$0.316		$0.589	$0.417	$0.274	$0.331	$0.413
Net realized and unrealized gain (loss)	0.048		(0.037)	(0.005)	0.058	0.283	(0.256)
Total income from operations	$0.364		$0.552	$0.412	$0.332	$0.614	$0.157
Less distributions
From net investment income	$(0.324)		$(0.592)	$(0.413)	$(0.272)	$(0.354)	$(0.415)
From net realized gain	—		—	—	—	—	(0.002)
Total distributions	$(0.324)		$(0.592)	$(0.413)	$(0.272)	$(0.354)	$(0.417)
Redemption Fees	$0.000	(2)	$0.000 (2)	$0.001	$0.000 (2)	$—	$—
Net asset value — End of period	$9.880		$9.840	$9.880	$9.880	$9.820	$9.560
Total Return(3)	3.75%		5.74%	4.26%	3.43%	6.54%	1.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,250,778		$1,238,349	$1,021,526	$782,259	$271,723	$70,694
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.01	%(5)	1.01%	1.03%	1.05%	1.09%	1.13%
Expenses after custodian fee reduction(4)	1.01	%(5)	1.01%	1.03%	1.05%	1.09%	1.13%
Net investment income	6.45	%(5)	5.97%	4.21%	2.78%	3.40%	4.22%
Portfolio Turnover of the Portfolio	27%		50%	57%	67%	64%	76%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements
6

Eaton Vance Floating-Rate Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period	$10.180		$10.220	$10.210	$10.150	$10.000
Income (loss) from operations
Net investment income	$0.326		$0.608	$0.430	$0.282	$0.138
Net realized and unrealized gain (loss)	0.039		(0.036)	0.006 (3)	0.060	0.169
Total income from operations	$0.365		$0.572	$0.436	$0.342	$0.307
Less distributions
From net investment income	$(0.335)		$(0.612)	$(0.427)	$(0.282)	$(0.157)
Total distributions	$(0.335)		$(0.612)	$(0.427)	$(0.282)	$(0.157)
Redemption Fees	$0.000	(4)	$0.000 (4)	$0.001	$0.000 (4)	$—
Net asset value — End of period	$10.210		$10.180	$10.220	$10.210	$10.150
Total Return(5)	3.63%		5.75%	4.36%	3.40%	3.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,035,768		$1,839,719	$1,521,460	$1,155,058	$273,365
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	1.01	%(7)	1.01%	1.03%	1.05%	1.09	%(7)
Expenses after custodian fee reduction(6)	1.01	%(7)	1.01%	1.03%	1.05%	1.09	%(7)
Net investment income	6.45	%(7)	5.96%	4.21%	2.76%	2.81	%(7)
Portfolio Turnover of the Portfolio	27%		50%	57%	67%	64%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 5, 2003 to October 31, 2003.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Amount represents less than $0.0005 per share.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

See notes to financial statements
7

Eaton Vance Floating-Rate Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$9.840		$9.870	$9.870	$9.810	$9.560	$9.810
Income (loss) from operations
Net investment income	$0.280		$0.511	$0.336	$0.198	$0.278	$0.339
Net realized and unrealized gain (loss)	0.037		(0.023)	0.002 (2)	0.060	0.253	(0.246)
Total income from operations	$0.317		$0.488	$0.338	$0.258	$0.531	$0.093
Less distributions
From net investment income	$(0.287)		$(0.518)	$(0.339)	$(0.198)	$(0.281)	$(0.341)
From net realized gain	—		—	—	—	—	(0.002)
Total distributions	$(0.287)		$(0.518)	$(0.339)	$(0.198)	$(0.281)	$(0.343)
Redemption Fees	$0.000	(3)	$0.000 (3)	$0.001	$0.000 (3)	$—	$—
Net asset value — End of period	$9.870		$9.840	$9.870	$9.870	$9.810	$9.560
Total Return(4)	3.26%		5.06%	3.48%	2.65%	5.63%	0.91%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$212,656		$230,454	$264,403	$298,187	$247,494	$203,683
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.77	%(6)	1.77%	1.78%	1.80%	1.84%	1.89%
Expenses after custodian fee reduction(5)	1.77	%(6)	1.77%	1.78%	1.80%	1.84%	1.89%
Net investment income	5.72	%(6)	5.18%	3.40%	2.01%	2.87%	3.47%
Portfolio Turnover of the Portfolio	27%		50%	57%	67%	64%	76%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements
8

Eaton Vance Floating-Rate Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$9.840		$9.870	$9.870		$9.810	$9.560	$9.820
Income (loss) from operations
Net investment income	$0.279		$0.512	$0.338		$0.198	$0.275	$0.339
Net realized and unrealized gain (loss)	0.038		(0.024)	(0.000	)(2)	0.060	0.256	(0.256)
Total income from operations	$0.317		$0.488	$0.338		$0.258	$0.531	$0.083
Less distributions
From net investment income	$(0.287)		$(0.518)	$(0.339)		$(0.198)	$(0.281)	$(0.341)
From net realized gain	—		—	—		—	—	(0.002)
Total distributions	$(0.287)		$(0.518)	$(0.339)		$(0.198)	$(0.281)	$(0.343)
Redemption Fees	$0.000	(3)	$0.000 (3)	$0.001		$0.000 (3)	$—	$—
Net asset value — End of period	$9.870		$9.840	$9.870		$9.870	$9.810	$9.560
Total Return(4)	3.26%		5.06%	3.48%		2.65%	5.63%	0.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,217,980		$1,170,248	$1,220,713		$1,227,737	$724,521	$521,312
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.76	%(6)	1.76%	1.78%		1.80%	1.84%	1.89%
Expenses after custodian fee reduction(5)	1.76	%(6)	1.76%	1.78%		1.80%	1.84%	1.89%
Net investment income	5.70	%(6)	5.19%	3.42%		2.01%	2.84%	3.46%
Portfolio Turnover of the Portfolio	27%		50%	57%		67%	64%	76%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $(0.0005) per share.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements
9

Eaton Vance Floating-Rate Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$9.840		$9.880	$9.880	$9.820	$9.560	$9.820
Income (loss) from operations
Net investment income	$0.326		$0.614	$0.440	$0.299	$0.359	$0.437
Net realized and unrealized gain (loss)	0.050		(0.037)	(0.003)	0.058	0.279	(0.255)
Total income from operations	$0.376		$0.577	$0.437	$0.357	$0.638	$0.182
Less distributions
From net investment income	$(0.336)		$(0.617)	$(0.438)	$(0.297)	$(0.378)	$(0.440)
From net realized gain	—		—	—	—	—	(0.002)
Total distributions	$(0.336)		$(0.617)	$(0.438)	$(0.297)	$(0.378)	$(0.442)
Redemption Fees	$0.000	(2)	$0.000 (2)	$0.001	$0.000 (2)	$—	$—
Net asset value — End of period	$9.880		$9.840	$9.880	$9.880	$9.820	$9.560
Total Return(3)	3.88%		6.00%	4.52%	3.69%	6.79%	1.82%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$639,860		$485,274	$371,698	$270,774	$98,545	$31,661
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.76	%(5)	0.76%	0.78%	0.80%	0.84%	0.89%
Expenses after custodian fee reduction(4)	0.76	%(5)	0.76%	0.78%	0.80%	0.84%	0.89%
Net investment income	6.67	%(5)	6.22%	4.45%	3.03%	3.69%	4.46%
Portfolio Turnover of the Portfolio	27%		50%	57%	67%	64%	76%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements
10

Eaton Vance Floating-Rate Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. The Advisers Class and Class I shares are generally sold at net asset value per share and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of purchase. Class A shares are generally sold subject to a sales charge imposed at time of the settlement of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Floating Rate Portfolio (the Portfolio), a New York Trust having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 67.3% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $29,173,703, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($8,217,006), October 31, 2011 ($8,406,344), October 31, 2012 ($4,215,434), October 31, 2013 ($7,255,003) and October 31, 2014 ($1,079,916).

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

11

Eaton Vance Floating-Rate Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	35,054,912	81,237,285
Issued to shareholders electing to receive payments of distributions in Fund shares	2,847,763	4,894,076
Redemptions	(37,049,936)	(63,738,296)
Net increase	852,739	22,393,065

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	47,964,044	99,686,666
Issued to shareholders electing to receive payments of distributions in Fund shares	4,297,199	7,244,918
Redemptions	(34,282,445)	(75,822,964)
Exchange from Class B shares	638,650	685,169
Net increase	18,617,448	31,793,789
Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	952,173	2,462,298
Issued to shareholders electing to receive payments of distributions in Fund shares	423,838	845,007
Redemptions	(2,594,938)	(5,954,887)
Exchange to Class A shares	(659,767)	(708,211)
Net decrease	(1,878,694)	(3,355,793)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	19,066,237	33,190,416
Issued to shareholders electing to receive payments of distributions in Fund shares	2,253,094	4,001,360
Redemptions	(16,866,602)	(41,880,646)
Net increase (decrease)	4,452,729	(4,688,870)
Class I	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	22,078,328	23,724,123
Issued to shareholders electing to receive payments of distributions in Fund shares	1,327,481	1,894,462
Redemptions	(7,911,848)	(13,946,763)
Net increase	15,493,961	11,671,822

Redemptions or exchanges of Advisers Class, Class A and Class I shares made within 90 days of purchase are subject to a redemption fee equal to 1.00% of the amount redeemed. For the six months ended April 30, 2007 the fund received $67,866 in redemption fees.

12

Eaton Vance Floating-Rate Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Transactions with Affiliates

The Fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.15% of the Fund's average daily net assets. For the six months ended April 30, 2007, the fee amounted to $3,783,582. The Portfolio has engaged Boston Management and Research, (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2007, EVM received $85,413 in sub-transfer agent fees. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a principal underwriter, received $62,680 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

5  Distribution Plans

The Fund has in effect distribution plans pursuant to Rule 12b-1 for the Advisers Class shares and Class A shares. The Plans provide that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Advisers Class shares and Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $1,526,118 and $2,361,716 for Advisers shares and Class A shares, respectively. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $824,091 and $4,402,068 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $11,411,000 and $139,715,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $274,697, and $1,467,356, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

Effective September 15, 2006, all purchases of Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge (CDSC) in the event of redemption within 18 months of purchase. Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) were subject to a 1% CDSC if redeemed within 12 months of purchase. A CDSC generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions.

13

Eaton Vance Floating-Rate Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund has been informed that EVD received approximately $143,000, $243,000, and $196,000 of CDSC paid by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended April 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2007, aggregated $1,253,649,559 and $1,068,693,979, respectively.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

14

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 92.5%(1)
Principal Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.7%
Avio Holding S.p.a.
EUR	1,406,250	Term Loan, 6.22%, Maturing December 13, 2014	$1,949,931
	1,086,773	Term Loan, 7.74%, Maturing December 13, 2014	1,102,226
EUR	1,406,250	Term Loan, 6.60%, Maturing December 13, 2015	1,958,327
	1,086,773	Term Loan, 8.11%, Maturing December 13, 2015	1,107,659
BE Aerospace, Inc.
	2,275,000	Term Loan, 7.13%, Maturing August 24, 2012	2,284,004
CACI International, Inc.
	11,131,779	Term Loan, 6.85%, Maturing May 3, 2011	11,142,221
Dresser Rand Group, Inc.
EUR	279,856	Term Loan, 6.19%, Maturing October 29, 2011	383,843
DRS Technologies, Inc.
	2,614,417	Term Loan, 6.86%, Maturing January 31, 2013	2,621,280
Evergreen International Aviation
	7,993,359	Term Loan, 8.83%, Maturing October 31, 2011	8,043,318
Forgings International Holding
GBP	718,004	Term Loan, 7.73%, Maturing August 11, 2014	1,453,721
	2,725,397	Term Loan, 7.82%, Maturing August 11, 2014	2,758,186
	2,739,392	Term Loan, 7.83%, Maturing August 11, 2015	2,784,335
GBP	723,219	Term Loan, 7.98%, Maturing August 11, 2015	1,470,349
Hawker Beechcraft Acquisition
	853,475	Term Loan, 5.25%, Maturing March 26, 2014	857,514
	10,086,525	Term Loan, 7.32%, Maturing March 26, 2014	10,134,254
Hexcel Corp.
	10,357,427	Term Loan, 7.11%, Maturing March 1, 2012	10,396,267
IAP Worldwide Services, Inc.
	7,801,250	Term Loan, 9.69%, Maturing December 30, 2012	7,819,536
Jet Aviation Holding, AG
	4,261,332	Term Loan, 6.57%, Maturing May 15, 2013	4,250,679
K&F Industries, Inc.
	8,370,575	Term Loan, 7.32%, Maturing November 18, 2012	8,384,964
Spirit AeroSystems, Inc.
	7,059,695	Term Loan, 7.11%, Maturing December 31, 2011	7,099,406
Standard Aero Holdings, Inc.
	7,370,093	Term Loan, 7.59%, Maturing August 24, 2012	7,383,912
TransDigm, Inc.
	16,650,000	Term Loan, 7.35%, Maturing June 23, 2013	16,768,631
Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	9,625,000
	4,000,000	Term Loan, 7.81%, Maturing December 17, 2011	4,030,000
	9,001,731	Term Loan, 7.83%, Maturing December 17, 2011	9,080,496
Wyle Laboratories, Inc.
	4,036,656	Term Loan, 8.11%, Maturing January 28, 2011	4,058,103
			$138,948,162

Principal Amount		Borrower/Tranche Description	Value
Air Transport — 0.7%
Airport Development and Investment
GBP	11,000,000	Term Loan, 9.49%, Maturing April 7, 2011	$22,144,089
Northwest Airlines, Inc.
	18,000,000	DIP Loan, 7.32%, Maturing August 21, 2008	18,084,384
United Airlines, Inc.
	7,000,000	Term Loan, 7.38%, Maturing February 1, 2014	7,010,941
US Airways Group, Inc.
	6,400,000	Term Loan, 7.85%, Maturing March 23, 2014	6,436,800
			$53,676,214
Automotive — 3.7%
AA Acquisitions Co., Ltd.
GBP	3,000,000	Term Loan, 7.90%, Maturing June 25, 2012	$6,088,691
GBP	3,000,000	Term Loan, 7.94%, Maturing June 25, 2013	6,110,512
Accuride Corp.
	10,360,019	Term Loan, 7.38%, Maturing January 31, 2012	10,433,399
Affina Group, Inc.
	5,135,471	Term Loan, 8.36%, Maturing November 30, 2011	5,176,395
CSA Acquisition Corp.
	7,989,573	Term Loan, 7.88%, Maturing December 23, 2011	8,038,261
	3,703,125	Term Loan, 7.88%, Maturing December 23, 2012	3,730,898
Dana Corp.
	18,750,000	Term Loan, 7.88%, Maturing March 30, 2008	18,812,981
Dayco Products, LLC
	14,661,700	Term Loan, 7.85%, Maturing June 21, 2011	14,820,530
Exide Technologies, Inc.
	8,663,317	Term Loan, 11.63%, Maturing May 5, 2010	9,107,313
Federal-Mogul Corp.
	4,982,950	Revolving Loan, 6.83%, Maturing July 1, 2007(2)	4,964,782
	12,795,732	Revolving Loan, 8.60%, Maturing July 1, 2007(2)	12,843,716
	9,650,000	DIP Loan, 7.32%, Maturing July 1, 2007	9,672,919
	4,108,827	Term Loan, 7.57%, Maturing July 1, 2007	4,094,705
	6,000,000	Term Loan, 7.82%, Maturing July 1, 2007	5,984,376
	5,137,364	Term Loan, 9.07%, Maturing July 1, 2007	5,166,261
Financiere Truck (Investissment)
EUR	5,103,888	Term Loan, 5.11%, Maturing February 15, 2012	7,096,136
Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	9,325,000
	14,164,500	Term Loan, 8.36%, Maturing December 15, 2013	14,278,269
Fraikin, Ltd.
GBP	1,502,932	Term Loan, 6.94%, Maturing February 15, 2012	3,005,640
General Motors Corp.
	11,620,875	Term Loan, 7.73%, Maturing November 29, 2013	11,726,195

See notes to financial statements
15

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Automotive (continued)
Goodyear Tire & Rubber Co.
	$13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010(2)	$12,894,375
	20,275,000	Term Loan, 7.10%, Maturing April 30, 2010	20,377,450
	1,000,000	Term Loan, 8.82%, Maturing March 1, 2011	1,006,000
HLI Operating Co., Inc.
	6,707,879	Term Loan, 8.84%, Maturing June 3, 2009	6,744,216
Keystone Automotive Operations, Inc.
	7,231,875	Term Loan, 8.54%, Maturing January 12, 2012	7,222,835
Locafroid Services S.A.S.
EUR	165,000	Term Loan, 5.24%, Maturing February 15, 2012	225,184
R.J. Tower Corp.
	12,000,000	DIP Revolving Loan, 8.02%, Maturing August 2, 2007(2)	11,880,000
	1,000,000	DIP Revolving Loan, 9.94%, Maturing August 2, 2007	999,196
Speedy 1, Ltd.
EUR	1,978,627	Term Loan, 6.29%, Maturing August 31, 2013	2,727,897
EUR	1,978,627	Term Loan, 6.79%, Maturing August 31, 2014	2,742,103
Tenneco Automotive, Inc.
	6,550,000	Term Loan, 6.82%, Maturing March 17, 2014	6,570,469
Teutates Vermogensverwaltung
EUR	2,000,000	Term Loan, 5.85%, Maturing March 11, 2014	2,756,891
	2,619,256	Term Loan, 7.36%, Maturing March 11, 2014	2,634,317
EUR	2,000,000	Term Loan, 6.10%, Maturing March 11, 2015	2,768,098
	2,619,256	Term Loan, 7.57%, Maturing March 11, 2015	2,646,758
TriMas Corp.
	1,893,750	Term Loan, 8.07%, Maturing August 2, 2011	1,919,789
	8,165,219	Term Loan, 8.12%, Maturing August 2, 2013	8,277,491
TRW Automotive, Inc.
	9,813,207	Term Loan, 6.88%, Maturing October 31, 2010	9,836,513
	8,852,095	Term Loan, 6.94%, Maturing June 30, 2012	8,854,865
United Components, Inc.
	9,954,545	Term Loan, 7.61%, Maturing June 30, 2010	10,016,761
			$293,578,187
Beverage and Tobacco — 0.8%
Constellation Brands, Inc.
	$15,229,167	Term Loan, 6.88%, Maturing June 5, 2013	$15,289,444
Culligan International Co.
	5,016,969	Term Loan, 7.07%, Maturing September 30, 2011	5,024,811
Liberator Midco, Ltd.
EUR	2,375,000	Term Loan, 6.09%, Maturing October 27, 2013	3,291,771
EUR	2,375,000	Term Loan, 6.46%, Maturing October 27, 2014	3,305,485
Reynolds American, Inc.
	19,425,700	Term Loan, 7.11%, Maturing May 31, 2012	19,585,263

	Principal Amount	Borrower/Tranche Description	Value
	Beverage and Tobacco (continued)
	Southern Wine & Spirits of America, Inc.
	$21,601,947	Term Loan, 6.85%, Maturing May 31, 2012	$21,723,458
			$68,220,232
	Brokers, Dealers and Investment Houses — 0.2%
	AmeriTrade Holding Corp.
	$19,197,282	Term Loan, 6.82%, Maturing December 31, 2012	$19,262,265
			$19,262,265
	Building and Development — 6.4%
	401 North Wabash Venture, LLC
	$9,498,461	Term Loan, 9.07%, Maturing May 7, 2008(2)	$9,308,491
	AIMCO Properties, L.P.
	29,718,750	Term Loan, 6.86%, Maturing March 23, 2011	29,793,047
	Beacon Sales Acquisition, Inc.
	5,547,125	Term Loan, 7.35%, Maturing September 30, 2013	5,560,993
	BioMed Realty, L.P.
	21,175,000	Term Loan, 7.57%, Maturing May 31, 2010	21,254,406
	Brickman Group Holdings, Inc.
	4,000,000	Term Loan, 7.40%, Maturing January 23, 2014	4,012,500
	Building Materials Corp. of America
	11,820,375	Term Loan, 8.19%, Maturing February 22, 2014	11,770,138
	Capital Automotive REIT
	10,788,753	Term Loan, 7.07%, Maturing December 16, 2010	10,894,807
	Contech Construction Products
	5,928,333	Term Loan, 7.32%, Maturing January 13, 2013	5,963,536
	Crescent Real Estate Equities
	15,000,000	Term Loan, 7.32%, Maturing June 30, 2007	15,018,750
	Empire Hawkeye Partners, L.P.
	12,000,000	Term Loan, 5.73%, Maturing December 1, 2009(2)	12,000,000
	Epco / Fantome, LLC
	10,320,000	Term Loan, 7.98%, Maturing November 23, 2010	10,371,600
	Formica Corp.
EUR	2,492,238	Term Loan, 6.91%, Maturing March 15, 2013	3,405,533
	5,445,000	Term Loan, 8.34%, Maturing March 15, 2013	5,450,107
	FT-FIN Acquisition, LLC
	7,748,914	Term Loan, 6.83%, Maturing November 17, 2007(2)	7,768,286
	General Growth Properties, Inc.
	17,782,895	Term Loan, 6.57%, Maturing February 24, 2011	17,757,483
	Hearthstone Housing Partners II, LLC
	26,470,588	Revolving Loan, 5.72%, Maturing December 1, 2007(2)	26,338,235
	Hovstone Holdings, LLC
	6,787,748	Term Loan, 7.09%, Maturing February 28, 2009	6,685,931

See notes to financial statements
16

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Building and Development (continued)
Lanoga Corp.
	$9,726,684	Term Loan, 7.10%, Maturing June 29, 2013	$9,647,654
LNR Property Corp.
	22,175,000	Term Loan, 8.11%, Maturing July 3, 2011	22,329,427
Materis
EUR	1,695,089	Term Loan, 6.38%, Maturing April 27, 2014	2,350,363
EUR	1,804,911	Term Loan, 6.76%, Maturing April 27, 2015	2,512,390
Mattamy Funding Partnership
	3,622,625	Term Loan, 7.63%, Maturing April 11, 2013	3,623,759
Mueller Group, Inc.
	13,256,223	Term Loan, 7.35%, Maturing October 3, 2012	13,358,402
NCI Building Systems, Inc.
	9,417,430	Term Loan, 6.82%, Maturing June 18, 2010	9,446,859
Nortek, Inc.
	21,001,488	Term Loan, 7.36%, Maturing August 27, 2011	21,090,744
November 2005 Land Investors
	793,294	Term Loan, 8.10%, Maturing May 9, 2011	791,311
Panolam Industries Holdings, Inc.
	4,357,941	Term Loan, 8.10%, Maturing September 30, 2012	4,371,559
PLY GEM Industries, Inc.
	16,125,000	Term Loan, 8.10%, Maturing August 15, 2011	16,135,078
Realogy Corp., Term Loan, 8.32%, Maturing 9/1/14
	5,801,515	Term Loan, 8.32%, Maturing September 1, 2014	5,831,561
Realogy Corp., Term Loan, 8.35%, Maturing 9/1/14
	21,548,485	Term Loan, 8.35%, Maturing September 1, 2014	21,660,084
Ristretto Investissements SAS
EUR	1,232,601	Term Loan, 6.29%, Maturing September 30, 2013	1,704,804
GBP	523,980	Term Loan, 8.00%, Maturing September 30, 2013	1,060,107
EUR	1,232,601	Term Loan, 6.67%, Maturing September 30, 2014	1,713,215
GBP	523,980	Term Loan, 8.38%, Maturing September 30, 2014	1,065,347
Rubicon GSA II, LLC
	19,075,000	Term Loan, 8.09%, Maturing July 31, 2008	19,075,000
Shea Capital I, LLC
	1,616,875	Term Loan, 7.35%, Maturing October 27, 2011	1,600,706
South Edge, LLC
	2,332,706	Term Loan, 7.13%, Maturing October 31, 2007	2,321,043
	8,794,643	Term Loan, 7.38%, Maturing October 31, 2009	8,750,670
Standard Pacific Corp.
	5,200,000	Term Loan, 6.86%, Maturing May 5, 2013	5,151,250
Stile Acquisition Corp.
	12,482,235	Term Loan, 7.35%, Maturing April 6, 2013	12,234,538
Stile U.S. Acquisition Corp.
	12,500,160	Term Loan, 7.35%, Maturing April 6, 2013	12,252,107

	Principal Amount	Borrower/Tranche Description	Value
	Building and Development (continued)
	TE / Tousa Senior, LLC
	$1,695,652	Revolving Loan, 9.75%, Maturing August 1, 2008	$1,670,217
	4,239,406	Term Loan, 11.75%, Maturing August 1, 2008	4,211,142
	The Woodlands Commercial Property, Inc.
	9,825,000	Term Loan, 7.31%, Maturing August 29, 2009	9,837,281
	Tousa/Kolter, LLC
	8,413,333	Term Loan, 7.60%, Maturing January 7, 2008	8,423,850
	TRU 2005 RE Holding Co.
	29,325,000	Term Loan, 8.32%, Maturing December 9, 2008	29,595,347
	United Subcontractors, Inc.
	5,925,000	Term Loan, 12.62%, Maturing June 27, 2013	5,833,654
	WCI Communities, Inc.
	26,625,000	Term Loan, 7.82%, Maturing December 23, 2010	26,535,141
	Wintergames Acquisition ULC
	23,801,765	Term Loan, 7.42%, Maturing October 26, 2007	23,861,269
			$513,399,722
	Business Equipment and Services — 6.3%
	ACCO Brands Corp.
	$6,689,748	Term Loan, 7.11%, Maturing August 17, 2012	$6,748,283
	Activant Solutions, Inc.
	5,375,933	Term Loan, 7.38%, Maturing May 1, 2013	5,375,933
	Acxiom Corp.
	10,757,667	Term Loan, 7.08%, Maturing September 15, 2012	10,851,796
	Affiliated Computer Services
	23,045,125	Term Loan, 7.32%, Maturing March 20, 2013	23,117,141
	Affinion Group, Inc.
	15,719,404	Term Loan, 7.86%, Maturing October 17, 2012	15,864,808
	Allied Security Holdings, LLC
	10,063,636	Term Loan, 8.35%, Maturing June 30, 2010	10,189,432
	Audatex North America, Inc.
EUR	2,000,000	Term Loan, 9.36%, Maturing January 13, 2013	2,767,031
EUR	1,985,000	Term Loan, 6.13%, Maturing April 13, 2013	2,724,831
	Audio Visual Services Group, Inc.
	2,000,000	Term Loan, 7.60%, Maturing February 28, 2014	2,009,376
	Buhrmann US, Inc.
EUR	984,810	Term Loan, 5.65%, Maturing December 23, 2010	1,345,700
	10,723,266	Term Loan, 7.10%, Maturing December 31, 2010	10,766,835
	DynCorp International, LLC
	7,972,300	Term Loan, 7.63%, Maturing February 11, 2011	8,038,733
	FR Brand Acquisition Corp.
	10,200,000	Term Loan, 7.63%, Maturing February 7, 2014	10,260,568

See notes to financial statements
17

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Gate Gourmet Borrower, LLC
	$3,152,285	Term Loan, 8.09%, Maturing March 9, 2012	$3,179,467
EUR	6,329,540	Term Loan, 6.63%, Maturing March 9, 2013	8,760,617
	Info USA, Inc.
	1,995,000	Term Loan, 7.32%, Maturing February 14, 2012	2,002,481
	4,394,486	Term Loan, 7.35%, Maturing February 14, 2012	4,410,966
	Investools, Inc.
	3,700,000	Term Loan, 8.60%, Maturing August 13, 2012	3,709,250
	Iron Mountain, Inc.
	24,000,000	Term Loan, 6.87%, Maturing April 16, 2014	24,127,512
	Language Line, Inc.
	10,654,452	Term Loan, 8.60%, Maturing June 11, 2011	10,759,334
	N.E.W. Holdings I, LLC
	6,234,146	Term Loan, 7.60%, Maturing August 8, 2014	6,277,006
	Nielsen Finance, LLC
	55,670,250	Term Loan, 7.61%, Maturing August 9, 2013	56,221,163
	PGS Solutions, Inc.
	2,000,000	Term Loan, 7.61%, Maturing February 14, 2013	2,020,000
	Protection One, Inc.
	8,370,137	Term Loan, 7.59%, Maturing March 31, 2012	8,404,145
	Quantum Corp.
	2,833,333	Term Loan, 9.34%, Maturing August 22, 2012	2,836,875
	Quintiles Transnational Corp.
	15,335,046	Term Loan, 7.35%, Maturing March 31, 2013	15,373,384
	RMK Acquisition Corp. (Aramark)
	2,279,445	Term Loan, 5.20%, Maturing January 26, 2014	2,292,784
	31,825,960	Term Loan, 7.48%, Maturing January 26, 2014	32,012,205
	Sabare, Inc.
	26,625,000	Term Loan, 7.61%, Maturing September 30, 2014	26,712,357
	Serena Software, Inc.
	3,795,000	Term Loan, 7.59%, Maturing March 10, 2013	3,820,616
	Sitel (Client Logic)
	8,201,404	Term Loan, 7.82%, Maturing January 29, 2014	8,262,915
	SunGard Data Systems, Inc.
	83,820,076	Term Loan, 7.36%, Maturing February 11, 2013	84,639,082
	TDS Investor Corp.
EUR	3,984,987	Term Loan, 6.66%, Maturing August 23, 2013	5,479,785
	24,537,747	Term Loan, 7.85%, Maturing August 23, 2013	24,780,326
	Telcordia Technologies, Inc.
	19,011,255	Term Loan, 8.11%, Maturing September 15, 2012	18,821,143
	West Corp.
	21,171,938	Term Loan, 7.75%, Maturing October 24, 2013	21,349,252
	Williams Scotsman, Inc.
	6,750,000	Term Loan, 6.82%, Maturing June 27, 2010	6,747,894
	Worldspan, L.P.
	11,172,000	Term Loan, 8.60%, Maturing December 7, 2013	11,229,256
			$504,290,282

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television — 5.2%
Atlantic Broadband Finance, LLC
	$14,048,735	Term Loan, 7.60%, Maturing February 10, 2011	$14,211,180
Bragg Communications, Inc.
	7,531,154	Term Loan, 7.11%, Maturing August 31, 2011	7,564,103
Bresnan Broadband Holdings, LLC
	17,051,500	Term Loan, 7.34%, Maturing March 29, 2014	17,124,583
Casema
EUR	3,000,000	Term Loan, 6.36%, Maturing November 14, 2014	4,153,551
EUR	3,000,000	Term Loan, 6.86%, Maturing November 14, 2015	4,168,221
Cequel Communications, LLC
	38,950,000	Term Loan, 7.35%, Maturing November 5, 2013	38,954,869
CSC Holdings, Inc.
	4,937,500	Term Loan, 6.58%, Maturing March 29, 2012	4,935,125
	22,747,731	Term Loan, 7.08%, Maturing March 29, 2013	22,853,895
DirecTV Holdings, LLC
	15,479,455	Term Loan, 6.82%, Maturing April 13, 2013	15,545,413
Insight Midwest Holdings, LLC
	45,950,000	Term Loan, 7.35%, Maturing April 6, 2014	46,240,772
Kabel Deutschland GmbH
EUR	15,600,000	Term Loan, 5.84%, Maturing March 31, 2012	21,491,462
Kablecom
EUR	1,000,000	Term Loan, 6.36%, Maturing November 14, 2014	1,384,517
EUR	1,000,000	Term Loan, 6.86%, Maturing November 14, 2015	1,389,407
MCC Iowa, LLC
	1,868,250	Term Loan, 6.85%, Maturing March 31, 2010	1,858,242
Mediacom Broadband Group
	7,980,000	Term Loan, 7.10%, Maturing January 31, 2015	7,975,012
	14,428,715	Term Loan, 7.10%, Maturing January 31, 2015	14,446,751
Mediacom Illinois, LLC
	2,000,000	Term Loan, 6.86%, Maturing September 30, 2012	1,986,250
	18,567,839	Term Loan, 7.10%, Maturing January 31, 2015	18,591,049
NTL Investment Holdings, Ltd.
	9,000,000	Term Loan, 7.36%, Maturing March 30, 2012	9,053,442
GBP	7,600,000	Term Loan, 7.45%, Maturing March 30, 2012	15,262,832
GBP	6,650,000	Term Loan, 7.85%, Maturing March 30, 2012	13,354,978
GBP	3,500,000	Term Loan, 8.48%, Maturing March 30, 2013	7,207,821
Orion Cable GmbH
EUR	6,500,000	Term Loan, 6.62%, Maturing October 31, 2014	8,960,373
EUR	6,500,000	Term Loan, 7.22%, Maturing October 31, 2015	9,002,093
Persona Communications Corp.
	7,450,000	Term Loan, 8.10%, Maturing October 12, 2013	7,547,781
	2,000,000	Term Loan, 11.35%, Maturing April 12, 2014	2,038,750

See notes to financial statements
18

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
PKS Media (Netherlands) B.V.
EUR	1,730,000	Term Loan, 5.84%, Maturing October 5, 2013	$2,363,260
EUR	4,000,000	Term Loan, 6.34%, Maturing October 5, 2013	5,477,795
EUR	4,000,000	Term Loan, 6.84%, Maturing October 5, 2014	5,498,785
San Juan Cable, LLC
	987,506	Term Loan, 7.35%, Maturing October 31, 2012	991,209
UGS Corp.
	24,886,750	Term Loan, 7.07%, Maturing March 31, 2012	24,902,304
UPC Broadband Holding B.V.
	6,545,000	Term Loan, 7.37%, Maturing March 31, 2013	6,559,026
	6,545,000	Term Loan, 7.37%, Maturing December 31, 2013	6,559,026
Ypso Holding SA
EUR	30,000,000	Term Loan, 6.36%, Maturing July 28, 2014	41,151,143
			$410,805,020
Chemicals and Plastics — 6.0%
Basell Af S.A.R.L.
EUR	1,500,000	Term Loan, 6.10%, Maturing August 1, 2013	$2,067,859
	1,000,000	Term Loan, 7.57%, Maturing August 1, 2013	1,012,969
EUR	1,500,000	Term Loan, 6.85%, Maturing August 1, 2014	2,075,091
	1,000,000	Term Loan, 8.32%, Maturing August 1, 2014	1,012,969
Brenntag Holding GmbH and Co. KG
EUR	1,500,000	Term Loan, 6.60%, Maturing December 23, 2013	2,073,871
EUR	5,294,118	Term Loan, 6.63%, Maturing December 23, 2013	7,344,059
	10,000,000	Term Loan, 7.89%, Maturing December 23, 2013	10,118,111
EUR	2,205,882	Term Loan, 6.88%, Maturing December 23, 2014	3,080,232
GBP	2,000,000	Term Loan, 8.18%, Maturing December 23, 2014	4,055,196
EUR	1,000,000	Term Loan, 10.06%, Maturing June 23, 2015	1,400,291
Celanese Holdings, LLC
EUR	2,000,000	Term Loan, 5.67%, Maturing April 6, 2011	2,744,002
	7,000,000	Term Loan, 7.07%, Maturing April 2, 2014	7,044,849
	27,550,000	Term Loan, 7.10%, Maturing April 2, 2014	27,726,513
CII Carbon, LLC
	3,586,125	Term Loan, 7.38%, Maturing August 23, 2012	3,613,021
Columbian Chemical Acquisition
	4,653,000	Term Loan, 7.10%, Maturing March 16, 2013	4,658,816
Ferro Corp.
	16,226,000	Term Loan, 8.07%, Maturing June 6, 2012	16,231,079
First Chemical Holding
EUR	1,750,000	Term Loan, 6.369%, Maturing December 18, 2014(2)	2,415,929
EUR	1,750,000	Term Loan, 6.869%, Maturing December 18, 2015(2)	2,425,381
Georgia Gulf Corp.
	8,337,723	Term Loan, 7.32%, Maturing October 3, 2013	8,381,279
Hercules, Inc.
	9,030,308	Term Loan, 6.82%, Maturing October 8, 2010	9,049,498

Principal Amount		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Hexion Specialty Chemicals, Inc.
	$9,900,000	Term Loan, 5.22%, Maturing May 5, 2013	$9,983,150
	31,570,394	Term Loan, 7.88%, Maturing May 5, 2013	31,835,553
INEOS Group
EUR	2,970,000	Term Loan, 6.52%, Maturing December 14, 2011	4,116,722
EUR	2,970,000	Term Loan, 7.02%, Maturing December 14, 2011	4,132,793
	6,345,000	Term Loan, 7.58%, Maturing December 14, 2012	6,391,928
EUR	2,000,000	Term Loan, 7.77%, Maturing December 14, 2012	2,787,442
	6,459,750	Term Loan, 7.58%, Maturing December 14, 2013	6,540,497
	6,459,750	Term Loan, 8.08%, Maturing December 14, 2014	6,540,497
Innophos, Inc.
	8,933,319	Term Loan, 7.57%, Maturing August 10, 2010	8,981,711
Invista B.V.
	3,752,500	Term Loan, 6.85%, Maturing April 30, 2010	3,750,155
	16,664,807	Term Loan, 6.85%, Maturing April 29, 2011	16,696,054
ISP Chemo, Inc.
	20,199,722	Term Loan, 7.13%, Maturing February 16, 2013	20,345,806
Kranton Polymers, LLC
	13,696,150	Term Loan, 7.38%, Maturing May 12, 2013	13,818,840
Lucite International Group Holdings
	1,712,977	Term Loan, 8.07%, Maturing July 7, 2013(2)	1,734,389
	4,850,370	Term Loan, 8.07%, Maturing July 7, 2013	4,911,000
Lyondell Chemical Co.
	33,541,500	Term Loan, 6.86%, Maturing August 16, 2013	33,689,317
Momentive Performance Material
	5,000,000	Term Loan, 7.42%, Maturing December 4, 2013	5,031,770
	5,710,688	Term Loan, 7.63%, Maturing December 4, 2013	5,746,973
Mosaic Co.
	14,868,715	Term Loan, 7.12%, Maturing December 21, 2012	14,964,737
Nalco Co.
	27,328,749	Term Loan, 7.10%, Maturing November 4, 2010	27,512,972
PQ Corp.
	12,412,369	Term Loan, 7.35%, Maturing February 10, 2012	12,458,915
Professional Paint, Inc.
	5,582,813	Term Loan, 7.63%, Maturing May 31, 2012	5,554,898
Propex Fabrics, Inc.
	5,970,007	Term Loan, 8.36%, Maturing July 31, 2012	5,977,469
Rockwood Specialties Group, Inc.
EUR	2,774,087	Term Loan, 6.26%, Maturing July 30, 2011	3,799,345
	27,386,298	Term Loan, 7.36%, Maturing December 10, 2012	27,641,347
Sigmakalon (BC) Holdco B.V.
EUR	9,000,000	Term Loan, 6.41%, Maturing September 9, 2013	12,392,742
EUR	8,210,816	Term Loan, 7.16%, Maturing September 9, 2014	11,352,091
Solo Cup Co.
	19,419,539	Term Loan, 8.85%, Maturing February 27, 2011	19,750,273
	3,175,000	Term Loan, 11.57%, Maturing March 31, 2012	3,251,400

See notes to financial statements
19

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Solutia, Inc.
	$5,550,000	DIP Loan, 8.36%, Maturing March 31, 2008	$5,615,978
TPG Spring UK, Ltd.
EUR	6,743,946	Term Loan, 6.66%, Maturing June 27, 2013	9,254,615
EUR	6,743,946	Term Loan, 7.16%, Maturing June 27, 2013	9,281,462
Wellman, Inc.
	6,250,000	Term Loan, 9.36%, Maturing February 10, 2009	6,305,987
			$480,679,843
Clothing / Textiles — 0.5%
Hanesbrands, Inc.
	$19,817,143	Term Loan, 7.11%, Maturing September 5, 2013	$19,954,515
	5,000,000	Term Loan, 9.11%, Maturing March 5, 2014	5,128,905
St. John Knits International, Inc.
	3,754,872	Term Loan, 8.35%, Maturing March 23, 2012	3,783,034
The William Carter Co.
	4,370,783	Term Loan, 6.85%, Maturing July 14, 2012	4,373,514
Warnaco, Inc.
	3,863,806	Term Loan, 6.86%, Maturing January 31, 2013	3,871,050
			$37,111,018
Conglomerates — 2.4%
American Greetings Corp.
	$5,497,738	Term Loan, 0.00%, Maturing April 4, 2013(2)	$5,496,022
Amsted Industries, Inc.
	12,777,726	Term Loan, 7.35%, Maturing October 15, 2010	12,825,642
	12,500,000	Term Loan, 6.33%, Maturing April 5, 2013(2)	12,531,250
Blount, Inc.
	3,583,647	Term Loan, 7.08%, Maturing August 9, 2010	3,588,126
Bushnell Performance Optics
	739,020	Term Loan, 8.34%, Maturing August 19, 2011	743,023
Dundee Holdco 4 Limited
EUR	1,457,800	Term Loan, 6.64%, Maturing February 17, 2014	1,995,750
EUR	2,186,700	Term Loan, 9.64%, Maturing August 17, 2015	3,021,603
Dundee Holding, Inc.
	2,761,950	Term Loan, 8.11%, Maturing February 17, 2014	2,768,855
Education Management, LLC
	11,910,000	Term Loan, 7.38%, Maturing June 1, 2013	11,969,550
Euramax International, Inc.
	4,605,919	Term Loan, 8.38%, Maturing June 28, 2012	4,605,919
GBP	934,942	Term Loan, 8.84%, Maturing June 29, 2012	1,861,953
GenTek, Inc.
	4,123,454	Term Loan, 7.36%, Maturing February 25, 2011	4,140,208

Principal Amount		Borrower/Tranche Description	Value
Conglomerates (continued)
Goodman Global Holdings, Inc.
	$9,427,762	Term Loan, 7.13%, Maturing December 23, 2011	$9,459,185
ISS Holdings A/S
EUR	6,510,926	Term Loan, 6.52%, Maturing December 31, 2013	9,030,180
GBP	5,068,562	Term Loan, 8.17%, Maturing December 31, 2013	10,263,069
Jarden Corp.
	22,883,565	Term Loan, 7.10%, Maturing January 24, 2012	22,950,438
Johnson Diversey, Inc.
	2,500,000	Term Loan, 7.86%, Maturing December 16, 2010	2,533,332
	13,001,056	Term Loan, 7.86%, Maturing December 16, 2011	13,174,399
Platinum 100, Ltd.
GBP	3,000,000	Term Loan, 8.15%, Maturing January 15, 2013	6,027,844
GBP	3,000,000	Term Loan, 8.65%, Maturing January 15, 2014	6,050,342
Polymer Group, Inc.
	3,000,000	Revolving Loan, 9.50%, Maturing November 22, 2010(2)	2,940,000
	21,507,999	Term Loan, 7.59%, Maturing November 22, 2012	21,568,501
RBS Global, Inc.
	2,271,250	Term Loan, 7.58%, Maturing July 19, 2013	2,290,769
Rexnord Corp.
	10,542,623	Term Loan, 7.86%, Maturing July 19, 2013	10,633,226
US Investigations Services, Inc.
	6,521,070	Term Loan, 7.85%, Maturing October 14, 2012	6,574,054
	3,851,250	Term Loan, 7.85%, Maturing October 14, 2013	3,882,541
			$192,925,781
Containers and Glass Products — 3.4%
Berry Plastics Corp.
	$15,925,000	Term Loan, 7.32%, Maturing April 3, 2015	$15,992,188
Bluegrass Container Co.
	13,423,562	Term Loan, 7.59%, Maturing June 30, 2013	13,588,954
Consolidated Container Holding
	9,000,000	Term Loan, 7.60%, Maturing March 28, 2014	9,035,622
Crown Americas, Inc.
EUR	4,455,000	Term Loan, 5.56%, Maturing November 15, 2012	6,079,961
	11,286,000	Term Loan, 7.11%, Maturing November 15, 2012	11,324,090
Graham Packaging Holdings Co.
	35,775,000	Term Loan, 7.63%, Maturing October 7, 2011	36,035,871
Graphic Packaging International, Inc.
	10,500,000	Revolving Loan, 8.32%, Maturing August 8, 2007(2)	10,408,125
	38,430,252	Term Loan, 7.83%, Maturing August 8, 2010	38,589,391
IPG (US), Inc.
	10,376,328	Term Loan, 8.05%, Maturing July 28, 2011	10,415,239
JSG Acquisitions
EUR	17,250,000	Term Loan, 6.12%, Maturing December 31, 2014	23,805,866
EUR	17,250,000	Term Loan, 6.64%, Maturing December 31, 2014	23,911,617

See notes to financial statements
20

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Containers and Glass Products (continued)
OI European Group B.V.
EUR	12,316,500	Term Loan, 5.36%, Maturing June 14, 2013	$16,756,415
Owens-Brockway Glass Container
	10,288,188	Term Loan, 6.82%, Maturing June 14, 2013	10,323,558
Picnal Acquisition, Inc.
GBP	1,836,844	Term Loan, 8.26%, Maturing June 30, 2011	3,671,608
GBP	2,172,616	Term Loan, 8.76%, Maturing June 30, 2012	4,354,171
Pregis Corp.
	2,659,500	Term Loan, 7.60%, Maturing October 12, 2011	2,681,108
Smurfit-Stone Container Corp.
	3,225,483	Term Loan, 5.22%, Maturing November 1, 2011	3,253,522
	4,576,977	Term Loan, 7.38%, Maturing November 1, 2011	4,616,765
	24,524,372	Term Loan, 7.38%, Maturing November 1, 2011	24,737,563
			$269,581,634
Cosmetics / Toiletries — 0.2%
American Safety Razor Co.
	$3,473,750	Term Loan, 7.86%, Maturing July 31, 2013	$3,504,145
Prestige Brands, Inc.
	13,310,452	Term Loan, 7.63%, Maturing April 7, 2011	13,393,643
			$16,897,788
Drugs — 0.5%
Pharmaceutical Holdings Corp.
	$5,400,000	Term Loan, 8.57%, Maturing January 30, 2012	$5,413,500
Stiefel Laboratories, Inc.
	10,049,812	Term Loan, 7.61%, Maturing December 28, 2013	10,150,311
Warner Chilcott Corp.
	6,586,999	Term Loan, 7.35%, Maturing January 18, 2012	6,626,166
	21,489,246	Term Loan, 7.36%, Maturing January 18, 2012	21,619,707
			$43,809,684
Ecological Services and Equipment — 1.8%
Allied Waste Industries, Inc.
	$9,113,375	Term Loan, 5.33%, Maturing January 15, 2012	$9,168,055
	23,771,920	Term Loan, 7.10%, Maturing January 15, 2012	23,903,522
AVR Acquisitions B.V.
EUR	3,500,000	Term Loan, 6.41%, Maturing March 31, 2014	4,878,128
EUR	3,500,000	Term Loan, 6.16%, Maturing March 31, 2015	4,860,216
Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 6.17%, Maturing April 1, 2015	2,777,692
Casella Waste Systems, Inc.
	3,000,000	Term Loan, 7.36%, Maturing April 28, 2010	3,016,875

Principal Amount		Borrower/Tranche Description	Value
Ecological Services and Equipment (continued)
Duratek, Inc.
	$4,550,964	Term Loan, 7.63%, Maturing June 7, 2013	$4,596,473
EnergySolutions, LLC
	479,560	Term Loan, 7.57%, Maturing June 7, 2013	484,355
	9,819,856	Term Loan, 7.63%, Maturing June 7, 2013	9,918,055
Environmental Systems, Inc.
	4,895,278	Term Loan, 10.75%, Maturing December 12, 2008	4,883,040
	1,000,000	Term Loan, 17.25%, Maturing December 12, 2010	562,500
IESI Corp.
	9,267,647	Term Loan, 7.11%, Maturing January 20, 2012	9,296,608
Kemble Water Structure Ltd.
GBP	12,750,000	Term Loan, 9.33%, Maturing October 13, 2013	25,765,460
PHS Group PIC
GBP	1,500,000	Term Loan, 7.99%, Maturing July 5, 2010	3,014,774
GBP	1,500,000	Term Loan, 8.49%, Maturing July 5, 2011	3,032,587
Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 0.00%, Maturing December 17, 2009(2)	2,835,000
	965,556	Term Loan, 7.36%, Maturing December 17, 2010	970,384
	8,912,822	Term Loan, 7.36%, Maturing December 17, 2010	8,957,386
Sulo GmbH
EUR	7,250,000	Term Loan, 6.58%, Maturing January 19, 2014	9,959,375
EUR	7,250,000	Term Loan, 7.08%, Maturing January 19, 2015	10,001,634
			$142,882,119
Electronics / Electrical — 2.5%
Advanced Micro Devices, Inc.
	$16,771,140	Term Loan, 7.34%, Maturing December 31, 2013	$16,816,874
AMI Semiconductor, Inc.
	7,813,133	Term Loan, 6.82%, Maturing April 1, 2012	7,793,600
Aspect Software, Inc.
	11,044,500	Term Loan, 8.31%, Maturing July 11, 2011	11,159,551
Communications & Power, Inc.
	3,760,641	Term Loan, 7.57%, Maturing July 23, 2010	3,777,094
EnerSys Capital, Inc.
	10,252,654	Term Loan, 7.11%, Maturing March 17, 2011	10,316,734
Fairchild Semiconductor Corp.
	16,450,688	Term Loan, 6.85%, Maturing June 26, 2013	16,440,406
FCI International S.A.S.
EUR	750,000	Term Loan, 6.24%, Maturing November 1, 2013	1,038,489
	1,000,000	Term Loan, 7.73%, Maturing November 1, 2013	1,012,708
	764,245	Term Loan, 7.74%, Maturing November 1, 2013	773,957
	735,755	Term Loan, 7.87%, Maturing November 1, 2013	745,105
	764,245	Term Loan, 8.62%, Maturing November 1, 2013	771,887
	735,755	Term Loan, 8.62%, Maturing November 1, 2013	743,113
EUR	750,000	Term Loan, 6.24%, Maturing October 31, 2014	1,038,489

See notes to financial statements
21

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Fender Musical Instruments Co.
	$1,410,186	Term Loan, 8.11%, Maturing March 30, 2012	$1,431,339
	500,000	Term Loan, 11.36%, Maturing October 1, 2012	512,500
Freescale Semiconductor, Inc.
	34,513,500	Term Loan, 7.11%, Maturing December 1, 2013	34,611,484
Ganymed 347 VV GmbH
EUR	1,500,000	Term Loan, 6.87%, Maturing April 30, 2013	2,065,569
EUR	1,500,000	Term Loan, 7.37%, Maturing April 30, 2014	2,075,076
Infor Enterprise Solutions Holdings
EUR	2,992,500	Term Loan, 6.91%, Maturing July 28, 2012	4,124,855
	33,185,743	Term Loan, 9.10%, Maturing July 28, 2012	33,442,223
Intergraph Corp.
	3,799,524	Term Loan, 7.86%, Maturing May 29, 2014	3,827,230
Invensys International Holding
EUR	1,001,757	Term Loan, 5.91%, Maturing December 15, 2010	1,374,838
	2,166,667	Term Loan, 7.36%, Maturing December 15, 2010	2,185,174
	2,333,333	Term Loan, 7.35%, Maturing January 15, 2011	2,353,265
Open Solutions, Inc.
	12,400,000	Term Loan, 7.49%, Maturing January 23, 2014	12,462,000
Sensata Technologies Finance Co.
	7,900,350	Term Loan, 7.10%, Maturing April 27, 2013	7,905,509
SS&C Technologies, Inc.
	5,096,774	Term Loan, 7.32%, Maturing November 23, 2012	5,127,569
	206,669	Term Loan, 7.84%, Maturing November 23, 2012	207,918
Vertafore, Inc.
	12,575,000	Term Loan, 7.82%, Maturing January 31, 2012	12,649,670
			$198,784,226
Equipment Leasing — 0.8%
AWAS Capital, Inc.
	$16,921,144	Term Loan, 7.13%, Maturing March 22, 2013	$16,836,539
Maxim Crane Works, L.P.
	7,589,673	Term Loan, 7.33%, Maturing January 28, 2010	7,603,904
Rental Service Corp.
	4,100,000	Term Loan, 8.86%, Maturing November 30, 2013	4,169,700
The Hertz Corp.
	2,875,000	Term Loan, 5.35%, Maturing December 21, 2012	2,898,247
	16,059,750	Term Loan, 7.08%, Maturing December 21, 2012(2)	16,189,609
United Rentals, Inc.
	5,212,716	Term Loan, 5.32%, Maturing February 14, 2011	5,242,579
	11,377,494	Term Loan, 7.32%, Maturing February 14, 2011	11,442,676
			$64,383,254

Principal Amount	Borrower/Tranche Description	Value
Farming / Agriculture — 0.2%
Central Garden & Pet Co.
$10,914,613	Term Loan, 6.82%, Maturing February 28, 2014	$10,933,375
United Agri Products, Inc.
2,977,500	Term Loan, 7.36%, Maturing June 8, 2012	2,984,944
		$13,918,319
Financial Intermediaries — 1.0%
Citgo III, Ltd.
$1,725,000	Term Loan, 8.11%, Maturing August 3, 2013	$1,738,477
1,725,000	Term Loan, 8.61%, Maturing August 3, 2014	1,744,406
Coinstar, Inc.
8,382,307	Term Loan, 7.35%, Maturing July 7, 2011	8,429,458
E.A. Viner International Co.
1,188,750	Term Loan, 7.85%, Maturing July 31, 2013	1,200,637
Grosvenor Capital Management
4,364,063	Term Loan, 7.60%, Maturing December 5, 2013	4,413,158
iPayment, Inc.
7,078,500	Term Loan, 7.34%, Maturing May 10, 2013	7,082,924
LPL Holdings, Inc.
25,666,236	Term Loan, 7.85%, Maturing June 30, 2013	26,023,151
Oxford Acquisition III, Ltd.
10,025,000	Term Loan, 7.74%, Maturing September 20, 2013	10,125,090
The Geo Group, Inc.
1,348,664	Term Loan, 6.82%, Maturing January 24, 2014	1,353,722
The Macerich Partnership, L.P.
11,280,000	Term Loan, 6.88%, Maturing April 25, 2010	11,301,150
		$73,412,173
Food Products — 3.1%
Acosta, Inc.
$17,865,000	Term Loan, 7.57%, Maturing July 28, 2013	$18,025,035
Advance Food Company, Inc.
555,556	Term Loan, 0.00%, Maturing March 16, 2014(2)	556,077
1,944,444	Term Loan, 7.10%, Maturing March 16, 2014	1,946,268
American Seafoods Group, LLC
3,991,434	Term Loan, 7.10%, Maturing September 30, 2012	4,008,896
B&G Foods, Inc.
3,000,000	Term Loan, 7.36%, Maturing February 23, 2013	3,018,750
BF Bolthouse HoldCo, LLC
6,369,375	Term Loan, 7.63%, Maturing December 16, 2012	6,407,196
Birds Eye Foods, Inc.
5,000,000	Term Loan, 7.09%, Maturing March 22, 2013	5,013,280

See notes to financial statements
22

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Food Products (continued)
BL Marketing, Ltd.
GBP	2,200,000	Term Loan, 8.23%, Maturing December 20, 2013	$4,465,665
GBP	2,200,000	Term Loan, 8.73%, Maturing December 20, 2014	4,484,914
GBP	2,500,000	Term Loan, 10.19%, Maturing June 30, 2015	5,139,719
Black Lion Beverages III B.V.
EUR	1,500,000	Term Loan, 6.35%, Maturing December 31, 2013	2,084,229
EUR	1,500,000	Term Loan, 6.83%, Maturing December 31, 2014	2,089,347
EUR	3,000,000	Term Loan, 8.60%, Maturing January 24, 2016	4,196,606
Bumble Bee Seafood, LLC
	3,000,000	Term Loan, 7.11%, Maturing May 2, 2012	3,003,750
Charden International B.V.
EUR	1,000,000	Term Loan, 6.54%, Maturing March 14, 2014	1,372,711
EUR	1,000,000	Term Loan, 7.04%, Maturing March 14, 2015	1,378,397
EUR	1,500,000	Term Loan, 9.54%, Maturing March 14, 2016	2,069,302
Chiquita Brands, LLC
	9,586,973	Term Loan, 8.38%, Maturing June 28, 2012	9,712,802
Dean Foods Co.
	29,175,000	Term Loan, 6.87%, Maturing April 2, 2014	29,258,207
Del Monte Corp.
	5,701,135	Term Loan, 6.84%, Maturing February 8, 2012	5,719,458
Dole Food Company, Inc.
	1,284,358	Term Loan, 5.23%, Maturing April 12, 2013	1,284,537
	9,536,358	Term Loan, 7.46%, Maturing April 12, 2013	9,537,684
	2,860,907	Term Loan, 7.54%, Maturing April 12, 2013	2,861,305
Foodvest Limited
EUR	632,918	Term Loan, 6.23%, Maturing March 16, 2014	872,952
GBP	437,500	Term Loan, 7.83%, Maturing March 16, 2014	880,539
EUR	580,555	Term Loan, 6.73%, Maturing March 16, 2015	803,592
GBP	401,305	Term Loan, 8.33%, Maturing March 16, 2015	809,571
GBP	500,000	Term Loan, 10.33%, Maturing September 16, 2015	1,021,017
Michael Foods, Inc.
	16,378,354	Term Loan, 7.36%, Maturing November 21, 2010	16,446,603
Nash-Finch Co.
	5,173,200	Term Loan, 7.88%, Maturing November 12, 2010	5,186,133
National Dairy Holdings, L.P.
	8,398,110	Term Loan, 7.32%, Maturing March 15, 2012	8,413,857
Picard Surgeles S.A.
EUR	8,000,000	Term Loan, 6.08%, Maturing June 4, 2014	11,044,245
Pinnacle Foods Finance, LLC
	7,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013(2)	6,790,000
	32,600,000	Term Loan, 8.10%, Maturing April 2, 2014	32,860,800
QCE Finance, LLC
	10,128,487	Term Loan, 7.60%, Maturing May 5, 2013	10,179,130
Reddy Ice Group, Inc.
	14,335,000	Term Loan, 7.11%, Maturing August 9, 2012	14,375,324

Principal Amount		Borrower/Tranche Description	Value
Food Products (continued)
Ruby Acquisitions, Ltd.
GBP	2,539,204	Term Loan, 8.35%, Maturing January 5, 2015	$5,082,790
United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.39%, Maturing December 14, 2014	1,678,066
GBP	3,859,511	Term Loan, 8.23%, Maturing December 14, 2014	7,842,942
			$251,921,696
Food Service — 1.2%
AFC Enterprises, Inc.
	$3,223,266	Term Loan, 7.13%, Maturing May 23, 2009	$3,247,441
Buffets, Inc.
	1,475,833	Term Loan, 5.26%, Maturing May 1, 2013	1,488,286
	11,146,231	Term Loan, 8.36%, Maturing November 1, 2013	11,240,283
Burger King Corp.
	6,935,164	Term Loan, 6.88%, Maturing June 30, 2012	6,961,649
CBRL Group, Inc.
	3,882,759	Term Loan, 0.00%, Maturing April 27, 2013(2)	3,881,140
	9,585,062	Term Loan, 6.86%, Maturing April 27, 2013	9,608,028
CKE Restaurants, Inc.
	9,000,000	Term Loan, 6.75%, Maturing March 27, 2013	9,011,250
Denny's, Inc.
	1,063,333	Term Loan, 7.32%, Maturing March 31, 2012	1,073,635
	6,410,166	Term Loan, 7.35%, Maturing March 31, 2012	6,472,268
Domino's, Inc.
	6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009(2)	6,559,630
Elior Sca
EUR	701,754	Term Loan, 6.29%, Maturing June 23, 2014	971,487
EUR	701,754	Term Loan, 6.79%, Maturing June 23, 2015	975,876
Holding Bercy Investissement S
EUR	1,096,491	Term Loan, 6.54%, Maturing June 23, 2011	1,522,621
Landry's Restaurants, Inc.
	2,103,677	Term Loan, 7.08%, Maturing December 28, 2010	2,106,744
Maine Beverage Co., LLC
	3,339,286	Term Loan, 7.10%, Maturing June 30, 2010	3,330,937
NPC International, Inc.
	4,368,535	Term Loan, 7.10%, Maturing May 3, 2013	4,379,456
Nutro Products, Inc.
	3,535,840	Term Loan, 7.35%, Maturing April 26, 2013	3,539,157
Sagittarius Restaurants, LLC
	4,831,212	Term Loan, 7.62%, Maturing March 29, 2013	4,858,388
SSP Financing, Ltd.
EUR	1,025,146	Term Loan, 6.32%, Maturing June 15, 2014	1,415,009
	3,954,516	Term Loan, 7.76%, Maturing June 15, 2014	3,984,175
EUR	1,025,146	Term Loan, 6.82%, Maturing June 15, 2015	1,421,130
	3,954,516	Term Loan, 8.26%, Maturing June 15, 2015	4,000,653
			$92,049,243

See notes to financial statements
23

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Food / Drug Retailers — 1.1%
	General Nutrition Centers, Inc.
	$12,300,000	Term Loan, 7.60%, Maturing September 16, 2013	$12,295,387
	Giant Eagle, Inc.
	11,988,150	Term Loan, 6.85%, Maturing November 7, 2012	12,040,598
	Roundy's Supermarkets, Inc.
	24,120,298	Term Loan, 8.09%, Maturing November 3, 2011	24,352,456
	Supervalu, Inc.
	14,355,000	Term Loan, 6.84%, Maturing June 1, 2012	14,430,852
	The Jean Coutu Group (PJC), Inc.
	24,998,553	Term Loan, 7.88%, Maturing July 30, 2011	25,058,649
			$88,177,942
	Forest Products — 1.9%
	Appleton Papers, Inc.
	$11,990,672	Term Loan, 7.60%, Maturing June 11, 2010	$12,020,649
	Boise Cascade Holdings, LLC
	18,677,451	Term Loan, 6.82%, Maturing October 29, 2011	18,763,404
	Buckeye Technologies, Inc.
	6,662,408	Term Loan, 7.33%, Maturing April 15, 2010	6,674,900
	Domtar Corp.
	17,000,000	Term Loan, 6.74%, Maturing March 7, 2014	17,002,125
	Georgia-Pacific Corp.
	71,404,195	Term Loan, 7.09%, Maturing December 20, 2012	71,839,303
	NewPage Corp.
	12,341,379	Term Loan, 7.63%, Maturing May 2, 2011	12,464,793
	Xerium Technologies, Inc.
EUR	1,965,000	Term Loan, 6.67%, Maturing May 18, 2012	2,689,444
	9,259,910	Term Loan, 8.10%, Maturing May 18, 2012	9,283,060
			$150,737,678
	Healthcare — 6.6%
	Accellent, Inc.
	$3,209,375	Term Loan, 7.86%, Maturing November 22, 2012	$3,208,707
	Alliance Imaging, Inc.
	8,832,983	Term Loan, 7.88%, Maturing December 29, 2011	8,881,565
	American Achievement Corp.
	5,535,973	Term Loan, 7.72%, Maturing March 25, 2011	5,576,342
	American Medical Systems
	12,536,925	Term Loan, 7.68%, Maturing July 20, 2012	12,552,596
	AMN Healthcare, Inc.
	2,705,099	Term Loan, 7.10%, Maturing November 2, 2011	2,713,553
	AMR HoldCo, Inc.
	6,037,874	Term Loan, 7.38%, Maturing February 10, 2012	6,062,406

	Principal Amount	Borrower/Tranche Description	Value
	Healthcare (continued)
	Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 6.56%, Maturing March 23, 2015	$8,851,585
	CB Diagnostics AB
	999,652	Term Loan, 7.46%, Maturing January 16, 2015	1,012,148
	2,318,673	Term Loan, 7.71%, Maturing January 16, 2016	2,359,250
	Community Health Systems, Inc.
	47,733,440	Term Loan, 7.10%, Maturing August 19, 2011	47,908,717
	8,955,000	Term Loan, 7.10%, Maturing February 29, 2012	8,987,883
	Concentra Operating Corp.
	7,287,856	Term Loan, 7.33%, Maturing September 30, 2011	7,315,186
	ConMed Corp.
	5,735,185	Term Loan, 7.07%, Maturing April 13, 2013	5,738,770
	CRC Health Corp.
	7,815,849	Term Loan, 7.85%, Maturing February 6, 2013	7,864,698
	Davita, Inc.
	32,753,823	Term Loan, 6.84%, Maturing October 5, 2012	32,886,902
	DJ Orthopedics, LLC
	2,477,750	Term Loan, 6.88%, Maturing April 7, 2013	2,477,750
	Emdeon Business Services, LLC
	13,773,197	Term Loan, 7.60%, Maturing November 16, 2013	13,850,671
	Encore Medical Finance, LLC
	8,159,051	Term Loan, 7.88%, Maturing November 3, 2013	8,187,102
	FGX International, Inc.
	3,960,000	Term Loan, 9.35%, Maturing December 12, 2012	3,969,900
	FHC Health Systems, Inc.
	888,889	Term Loan, 12.11%, Maturing June 27, 2008	915,556
	989,205	Term Loan, 12.11%, Maturing December 18, 2009	1,018,881
	692,443	Term Loan, 14.11%, Maturing December 18, 2009	709,754
	3,250,000	Term Loan, 15.11%, Maturing February 7, 2011	3,331,250
	Fresenius Medical Care Holdings
	24,938,056	Term Loan, 6.73%, Maturing March 31, 2013	24,945,089
	Gambro Holding AB
EUR	2,000,000	Term Loan, 6.60%, Maturing June 5, 2014	2,768,737
	1,500,000	Term Loan, 7.87%, Maturing June 5, 2014	1,515,937
EUR	2,000,000	Term Loan, 7.10%, Maturing June 5, 2015	2,781,410
	1,500,000	Term Loan, 8.37%, Maturing June 5, 2015	1,522,500
	Graceway Pharmaceuticals, LLC
	12,819,300	Term Loan, 7.85%, Maturing December 29, 2011	12,843,336
	Hanger Orthopedic Group, Inc.
	5,433,937	Term Loan, 7.60%, Maturing May 30, 2013	5,463,417
	HCA, Inc.
	61,246,500	Term Loan, 7.60%, Maturing November 18, 2013	61,958,246
	Health Management Association, Inc.
	24,725,000	Term Loan, 7.10%, Maturing February 28, 2014	24,851,196

See notes to financial statements
24

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Healthcare (continued)
HealthSouth Corp.
	$17,368,750	Term Loan, 7.85%, Maturing March 10, 2013	$17,509,871
Ikaria Acquisition, Inc.
	5,336,170	Term Loan, 7.84%, Maturing March 28, 2013	5,369,521
Kinetic Concepts, Inc.
	5,560,985	Term Loan, 6.85%, Maturing October 3, 2009	5,573,152
Leiner Health Products, Inc.
	8,120,375	Term Loan, 8.58%, Maturing May 27, 2011	8,064,547
LifeCare Holdings, Inc.
	9,111,250	Term Loan, 7.60%, Maturing August 11, 2012	9,049,749
LifePoint Hospitals, Inc.
	30,559,918	Term Loan, 6.99%, Maturing April 15, 2012	30,520,771
Magellan Health Services, Inc.
	3,679,054	Term Loan, 5.20%, Maturing August 15, 2008	3,688,252
	2,299,409	Term Loan, 7.10%, Maturing August 15, 2008	2,305,157
Matria Healthcare, Inc.
	3,161,743	Term Loan, 7.35%, Maturing January 19, 2012	3,177,552
Multiplan Merger Corp.
	9,233,838	Term Loan, 7.82%, Maturing April 12, 2013	9,308,862
National Mentor Holdings, Inc.
	484,400	Term Loan, 5.32%, Maturing June 29, 2013	486,368
	8,104,358	Term Loan, 7.35%, Maturing June 29, 2013	8,137,286
Nyco Holdings
EUR	9,850,000	Term Loan, 6.41%, Maturing December 29, 2014	13,495,295
EUR	9,850,000	Term Loan, 6.91%, Maturing December 29, 2015	13,556,917
P&F Capital S.A.R.L.
EUR	836,893	Term Loan, 6.30%, Maturing February 21, 2014	1,158,966
EUR	260,194	Term Loan, 6.30%, Maturing February 21, 2014	360,328
EUR	500,938	Term Loan, 6.30%, Maturing February 21, 2014	693,721
EUR	401,974	Term Loan, 6.30%, Maturing February 21, 2014	556,671
EUR	378,378	Term Loan, 6.80%, Maturing February 21, 2015	526,021
EUR	140,541	Term Loan, 6.80%, Maturing February 21, 2015	195,379
EUR	291,892	Term Loan, 6.80%, Maturing February 21, 2015	405,787
EUR	1,189,189	Term Loan, 6.80%, Maturing February 21, 2015	1,653,207
RadNet Management, Inc.
	4,488,750	Term Loan, 8.83%, Maturing November 15, 2012	4,511,194
Renal Advantage, Inc.
	2,315,482	Term Loan, 7.85%, Maturing October 5, 2012	2,338,637
Select Medical Holding Corp.
	2,000,000	Revolving Loan, 9.25%, Maturing February 24, 2010(2)	1,995,000
	9,751,000	Term Loan, 7.36%, Maturing February 24, 2012	9,734,930
Sunrise Medical Holdings, Inc.
	5,745,846	Term Loan, 8.88%, Maturing May 13, 2010	5,688,387
Vanguard Health Holding Co., LLC
	14,873,630	Term Loan, 7.60%, Maturing September 23, 2011	14,988,276

Principal Amount		Borrower/Tranche Description	Value
Healthcare (continued)
Ventiv Health, Inc.
	$3,424,048	Term Loan, 6.85%, Maturing October 5, 2011	$3,427,259
VWR International, Inc.
EUR	2,314,431	Term Loan, 6.25%, Maturing April 7, 2011	3,182,310
	9,734,271	Term Loan, 7.61%, Maturing April 7, 2011	9,798,157
			$526,488,570
Home Furnishings — 1.1%
Interline Brands, Inc.
	$13,215,128	Term Loan, 7.07%, Maturing June 23, 2013	$13,239,906
Knoll, Inc.
	8,958,544	Term Loan, 7.10%, Maturing October 3, 2012	9,010,056
National Bedding Co., LLC
	11,349,800	Term Loan, 7.35%, Maturing August 31, 2011	11,375,337
	1,500,000	Term Loan, 10.36%, Maturing August 31, 2012	1,528,125
Oreck Corp.
	4,256,189	Term Loan, 10.00%, Maturing February 2, 2012	4,149,784
Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 6.56%, Maturing April 7, 2013	6,157,104
EUR	4,478,261	Term Loan, 7.06%, Maturing April 7, 2014	6,179,876
Sealy Mattress Co.
	5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012(2)	4,887,625
	6,657,221	Term Loan, 6.85%, Maturing August 25, 2012	6,668,871
Simmons Co.
	21,880,243	Term Loan, 7.43%, Maturing December 19, 2011	22,016,994
	2,500,000	Term Loan, 10.65%, Maturing February 15, 2012	2,477,082
			$87,690,760
Industrial Equipment — 1.9%
Aearo Technologies, Inc.
	$6,237,000	Term Loan, 7.85%, Maturing March 22, 2013	$6,309,767
Alliance Laundry Holdings, LLC
	3,678,351	Term Loan, 7.57%, Maturing January 27, 2012	3,708,238
Baldor Electric Co.
	7,016,625	Term Loan, 7.13%, Maturing January 31, 2014	7,052,438
Brock Holdings III, Inc.
	3,050,000	Term Loan, 7.32%, Maturing February 26, 2014	3,065,250
Colfax Corp.
	2,003,327	Term Loan, 7.63%, Maturing May 30, 2009	2,016,475
EUR	4,937,500	Term Loan, 6.17%, Maturing December 19, 2011	6,788,992
Douglas Dynamics Holdings, Inc.
	4,124,249	Term Loan, 7.10%, Maturing December 16, 2010	4,093,317
Flowserve Corp.
	13,690,341	Term Loan, 6.88%, Maturing August 10, 2012	13,726,278

See notes to financial statements
25

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Industrial Equipment (continued)
Generac Acquisition Corp.
	$11,895,000	Term Loan, 7.85%, Maturing November 7, 2013	$11,912,842
Gleason Corp.
	5,067,879	Term Loan, 7.60%, Maturing June 30, 2013	5,110,642
GSCP Athena (Finnish) Holdings
EUR	5,929,358	Term Loan, 6.35%, Maturing August 31, 2013	8,123,885
EUR	5,718,347	Term Loan, 6.85%, Maturing August 31, 2014	7,868,217
Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 0.00%, Maturing December 27, 2010(2)	4,423,695
GBP	2,781,352	Term Loan, 7.43%, Maturing December 27, 2010	5,522,889
John Maneely Co.
	16,924,176	Term Loan, 8.61%, Maturing December 8, 2013	16,977,064
Kion Group GmbH
	2,250,000	Term Loan, 7.58%, Maturing December 23, 2014	2,280,636
	2,250,000	Term Loan, 7.83%, Maturing December 23, 2015	2,291,886
PP Acquisition Corp.
	20,433,761	Term Loan, 8.32%, Maturing November 12, 2011	20,535,930
Prysmian S.R.L.
EUR	3,300,183	Term Loan, 6.35%, Maturing August 22, 2014	4,521,621
EUR	291,193	Term Loan, 6.85%, Maturing August 22, 2015	400,670
Terex Corp.
	5,657,250	Term Loan, 7.10%, Maturing July 13, 2013	5,678,465
TFS Acquisition Corp.
	5,472,500	Term Loan, 8.85%, Maturing August 11, 2013	5,513,544
TNT Logistics Holdings
EUR	3,139,353	Term Loan, 6.36%, Maturing January 4, 2014	4,339,898
EUR	1,135,787	Term Loan, 6.42%, Maturing January 4, 2014	1,570,133
			$153,832,772
Insurance — 0.8%
ARG Holding, Inc.
	$7,850,625	Term Loan, 8.38%, Maturing November 30, 2011	$7,914,411
	500,000	Term Loan, 12.63%, Maturing November 30, 2012	507,812
CCC Information Services Group
	4,753,361	Term Loan, 7.85%, Maturing February 10, 2013	4,781,587
Conseco, Inc.
	22,938,740	Term Loan, 7.32%, Maturing October 10, 2013	23,074,950
Hilb, Rogal & Hobbs Co.
	5,643,000	Term Loan, 6.85%, Maturing April 26, 2013	5,651,227
U.S.I. Holdings Corp.
	18,567,946	Term Loan, 7.57%, Maturing March 24, 2011	18,591,156
			$60,521,143

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies — 4.6%
24 Hour Fitness Worldwide, Inc.
$11,414,700	Term Loan, 7.85%, Maturing June 8, 2012	$11,493,176
Alliance Atlantis Communications, Inc.
6,469,960	Term Loan, 6.82%, Maturing December 31, 2011	6,472,994
AMC Entertainment, Inc.
16,787,699	Term Loan, 7.07%, Maturing January 26, 2013	16,887,754
AMF Bowling Worldwide, Inc.
2,154,471	Term Loan, 8.32%, Maturing August 27, 2009	2,169,283
Bombardier Recreational Product
14,400,000	Term Loan, 7.86%, Maturing June 28, 2013	14,512,507
Butterfly Wendel US, Inc.
1,237,500	Term Loan, 8.08%, Maturing June 22, 2013	1,257,545
1,237,500	Term Loan, 7.83%, Maturing June 22, 2014	1,251,358
Carmike Cinemas, Inc.
6,692,695	Term Loan, 8.59%, Maturing May 19, 2012	6,771,575
9,335,522	Term Loan, 8.61%, Maturing May 19, 2012	9,445,551
Cedar Fair, L.P.
4,962,500	Term Loan, 7.33%, Maturing August 31, 2011	5,010,056
19,105,625	Term Loan, 7.32%, Maturing August 30, 2012	19,308,622
Cinemark, Inc.
30,798,991	Term Loan, 7.13%, Maturing October 5, 2013	30,957,267
Dave & Buster's, Inc.
2,371,269	Term Loan, 7.85%, Maturing March 8, 2013	2,389,054
Deluxe Entertainment Services
3,900,000	Term Loan, 5.25%, Maturing January 28, 2011	3,841,500
2,923,858	Term Loan, 8.35%, Maturing January 28, 2011	2,936,042
DW Funding, LLC
6,500,000	Term Loan, 7.23%, Maturing April 30, 2011	6,516,250
Easton-Bell Sports, Inc.
7,029,000	Term Loan, 7.07%, Maturing March 16, 2012	7,044,379
Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 2.75%, Maturing December 31, 2008(2)	1,007,162
Mega Blocks, Inc.
1,915,386	Term Loan, 7.13%, Maturing July 26, 2012	1,914,788
Metro-Goldwyn-Mayer Holdings, Inc.
60,186,850	Term Loan, 8.60%, Maturing April 8, 2012	60,323,234
National Cinemedia, LLC
15,250,000	Term Loan, 7.09%, Maturing February 13, 2015	15,277,923
Regal Cinemas Corp.
33,334,994	Term Loan, 7.10%, Maturing November 10, 2010	33,480,834
Revolution Studios
12,668,617	Term Loan, 9.07%, Maturing December 21, 2014	12,763,632
Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 8.57%, Maturing June 30, 2008(2)	3,262,208
25,387,298	Term Loan, 8.60%, Maturing June 30, 2009	25,588,290

See notes to financial statements
26

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Southwest Sports Group, LLC
	$9,500,000	Term Loan, 7.88%, Maturing December 22, 2010	$9,502,973
Universal City Development Partners, Ltd.
	18,996,088	Term Loan, 7.36%, Maturing June 9, 2011	19,114,813
WMG Acquisition Corp.
	4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	4,293,420
	29,744,477	Term Loan, 7.36%, Maturing February 28, 2011	29,896,917
			$364,691,107
Lodging and Casinos — 3.7%
Ameristar Casinos, Inc.
	$5,112,613	Term Loan, 6.82%, Maturing November 10, 2012	$5,116,448
Bally Technologies, Inc.
	15,372,887	Term Loan, 8.61%, Maturing September 5, 2009	15,526,616
Boyd Gaming Corp.
	25,766,784	Term Loan, 6.82%, Maturing June 30, 2011	25,874,361
CCM Merger, Inc.
	8,031,549	Term Loan, 7.35%, Maturing April 25, 2012	8,076,726
Choctaw Resort Development Enterprise
	3,505,670	Term Loan, 7.07%, Maturing November 4, 2011	3,523,198
Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 5.08%, Maturing June 30, 2014(2)	2,071,435
EUR	1,500,000	Term Loan, 5.37%, Maturing June 30, 2015(2)	2,081,670
Fairmont Hotels and Resorts, Inc.
	4,136,176	Term Loan, 8.57%, Maturing May 12, 2011	4,172,368
Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 7.83%, Maturing November 20, 2014	3,000,477
GBP	1,500,000	Term Loan, 8.33%, Maturing November 20, 2015	3,019,697
Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.09%, Maturing December 12, 2012(2)	9,924,256
GBP	12,965,787	Term Loan, 8.11%, Maturing December 12, 2013	26,241,823
GBP	12,005,240	Term Loan, 8.61%, Maturing December 12, 2014	24,390,922
Green Valley Ranch Gaming, LLC
	5,146,909	Term Loan, 7.36%, Maturing February 16, 2014	5,179,999
Herbst Gaming, Inc.
	1,745,625	Term Loan, 7.24%, Maturing December 2, 2011	1,756,717
	6,625,000	Term Loan, 7.26%, Maturing December 2, 2011	6,663,644
Isle of Capri Casinos, Inc.
	19,437,248	Term Loan, 7.07%, Maturing February 4, 2012	19,587,887
Penn National Gaming, Inc.
	47,353,547	Term Loan, 7.11%, Maturing October 3, 2012	47,738,294
Pinnacle Entertainment, Inc.
	5,100,000	Term Loan, 0.00%, Maturing December 14, 2011(2)	5,107,171
	7,500,000	Term Loan, 7.32%, Maturing December 14, 2011	7,566,405

	Principal Amount	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	Seminole Tribe of Florida
	$952,227	Term Loan, 6.875%, Maturing March 5, 2014(2)	$952,822
	6,397,773	Term Loan, 6.88%, Maturing March 5, 2014	6,401,772
	Trump Entertainment Resorts Holdings, L.P.
	5,379,188	Term Loan, 7.87%, Maturing May 20, 2012(2)	5,425,416
	5,379,188	Term Loan, 7.87%, Maturing May 20, 2012	5,425,416
	Venetian Casino Resort, LLC
	32,347,835	Term Loan, 7.09%, Maturing June 15, 2011	32,512,680
	VML US Finance, LLC
	3,333,333	Term Loan, 8.10%, Maturing May 25, 2012(2)	3,355,210
	6,666,667	Term Loan, 7.60%, Maturing May 25, 2013	6,741,667
	Wimar Opco, LLC
	4,025,090	Term Loan, 7.85%, Maturing January 3, 2012	4,071,632
			$291,506,729
	Nonferrous Metals / Minerals — 1.7%
	Almatis Holdings 5 BV
EUR	949,774	Term Loan, 6.34%, Maturing December 21, 2013	$1,311,596
	942,857	Term Loan, 7.86%, Maturing December 21, 2013	953,833
EUR	1,007,336	Term Loan, 6.84%, Maturing December 21, 2014	1,397,274
	1,000,000	Term Loan, 8.36%, Maturing December 21, 2014	1,016,172
	Alpha Natural Resources, LLC
	9,188,712	Term Loan, 7.10%, Maturing October 26, 2012	9,221,737
	Carmeuse Lime, Inc.
	6,734,582	Term Loan, 7.13%, Maturing May 2, 2011	6,751,418
	Compass Minerals Group, Inc.
	7,885,336	Term Loan, 6.85%, Maturing December 22, 2012	7,908,337
	Freeport-McMoran Copper and Gold
	39,441,120	Term Loan, 7.07%, Maturing March 19, 2014	39,603,105
	Magnum Coal Co.
	14,987,500	Term Loan, 8.57%, Maturing March 15, 2013	15,006,235
	Murray Energy Corp.
	10,740,800	Term Loan, 8.36%, Maturing January 28, 2010	10,875,060
	Novelis, Inc.
	20,278,145	Term Loan, 7.61%, Maturing January 6, 2012	20,341,514
	Stillwater Mining Co.
	4,360,000	Revolving Loan, 5.32%, Maturing June 30, 2007(2)	4,316,400
	5,663,296	Term Loan, 7.63%, Maturing June 30, 2007	5,691,612
	Thompson Creek Metals Co.
	8,094,099	Term Loan, 10.11%, Maturing October 26, 2012	8,235,746
			$132,630,039

See notes to financial statements
27

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas — 1.9%
Citgo Petroleum Corp.
$8,011,699	Term Loan, 6.70%, Maturing November 15, 2012	$8,025,286
Concho Resources, Inc.
16,825,000	Term Loan, 8.60%, Maturing March 27, 2012	16,856,547
Dynegy Holdings, Inc.
11,744,681	Term Loan, 6.82%, Maturing April 2, 2013	11,764,870
2,055,319	Term Loan, 6.82%, Maturing April 2, 2013	2,058,852
El Paso Corp.
10,960,000	Term Loan, 5.23%, Maturing July 31, 2011	11,026,790
Energy Transfer Equity, L.P.
1,000,000	Term Loan, 7.08%, Maturing February 8, 2012	1,007,679
EPCO Holdings, Inc.
4,333,334	Revolving Loan, 6.82%, Maturing August 18, 2008(2)	4,286,391
Goldking Energy Corp.
7,730,625	Term Loan, 10.32%, Maturing December 20, 2011(3)	7,779,328
Key Energy Services, Inc.
9,801,674	Term Loan, 7.83%, Maturing June 30, 2012	9,862,935
McJunkin Corp.
5,087,250	Term Loan, 7.60%, Maturing January 31, 2014	5,120,638
Niska Gas Storage
3,356,677	Term Loan, 7.07%, Maturing May 13, 2011	3,367,167
1,892,397	Term Loan, 7.09%, Maturing May 13, 2011	1,898,311
10,963,919	Term Loan, 7.09%, Maturing May 12, 2013	10,998,181
Petroleum Geo-Services ASA
4,049,951	Term Loan, 7.60%, Maturing December 16, 2012	4,082,350
Primary Natural Resources, Inc.
13,315,500	Term Loan, 9.32%, Maturing July 28, 2010(3)	13,215,634
Targa Resources, Inc.
3,434,480	Term Loan, 5.23%, Maturing October 31, 2012	3,462,117
19,235,738	Term Loan, 7.36%, Maturing October 31, 2012	19,390,527
Volnay Acquisition Co.
2,992,500	Term Loan, 7.35%, Maturing January 12, 2014	3,023,047
W&T Offshore, Inc.
10,850,000	Term Loan, 7.60%, Maturing May 26, 2010	10,938,156
		$148,164,806
Publishing — 6.8%
American Media Operations, Inc.
$23,000,000	Term Loan, 8.59%, Maturing January 31, 2013	$23,167,716
Black Press US Partnership
1,710,294	Term Loan, 7.36%, Maturing August 2, 2013	1,723,657
2,816,956	Term Loan, 7.36%, Maturing August 2, 2013	2,838,964
CBD Media, LLC
7,452,219	Term Loan, 7.82%, Maturing December 31, 2009	7,505,003

Principal Amount		Borrower/Tranche Description	Value
Publishing (continued)
Dex Media East, LLC
	$8,495,093	Term Loan, 6.85%, Maturing May 8, 2009	$8,502,815
Dex Media West, LLC
	13,406,252	Term Loan, 6.85%, Maturing March 9, 2010	13,429,713
	2,159,861	Term Loan, 6.86%, Maturing September 9, 2010	2,163,640
Gatehouse Media Operating, Inc.
	4,825,000	Term Loan, 7.10%, Maturing August 28, 2014	4,805,401
	13,275,000	Term Loan, 7.11%, Maturing August 28, 2014	13,221,077
Hanley-Wood, LLC
	9,223,547	Term Loan, 7.60%, Maturing March 8, 2014	9,215,864
Idearc, Inc.
	58,702,875	Term Loan, 7.35%, Maturing November 17, 2014	59,159,936
Josten's Corp.
	4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009(2)	3,960,000
	24,875,233	Term Loan, 7.33%, Maturing October 4, 2011	25,030,703
Lamar Media Corp.
	5,000,000	Term Loan, 6.88%, Maturing March 31, 2014	5,018,750
MediaNews Group, Inc.
	12,102,216	Term Loan, 6.59%, Maturing August 25, 2010	12,026,577
	7,617,438	Term Loan, 7.09%, Maturing August 2, 2013	7,625,375
Mediannuaire Holding
EUR	2,000,000	Term Loan, 6.14%, Maturing October 10, 2014	2,771,297
EUR	2,000,000	Term Loan, 6.64%, Maturing October 10, 2015	2,784,944
Merrill Communications, LLC
	16,450,711	Term Loan, 7.58%, Maturing February 9, 2009	16,540,680
Newspaper Holdings, Inc.
	2,491,155	Term Loan, 6.63%, Maturing August 24, 2011	2,472,472
	16,050,000	Term Loan, 6.88%, Maturing August 24, 2012	15,999,844
Pages Juanes Groupe S.A.
EUR	5,500,000	Term Loan, 5.64%, Maturing October 24, 2013	7,570,865
Penton Media, Inc.
	3,200,000	Term Loan, 7.60%, Maturing February 1, 2013	3,217,002
Philadelphia Newspapers, LLC
	6,071,515	Term Loan, 8.10%, Maturing June 29, 2013	6,108,199
R.H. Donnelley Corp.
	797,065	Term Loan, 6.57%, Maturing December 31, 2009	795,446
	39,756,012	Term Loan, 6.85%, Maturing June 30, 2010	39,831,787
	10,367,424	Term Loan, 6.85%, Maturing June 30, 2011	10,375,345
Reader's Digest Association
	11,000,000	Revolving Loan, 7.60%, Maturing March 2, 2013(2)	10,835,000
EUR	1,135,847	Term Loan, 6.01%, Maturing March 2, 2014	1,551,116
	37,975,000	Term Loan, 7.38%, Maturing March 2, 2014	38,069,938
Riverdeep Interactive Learning USA, Inc.
	11,944,853	Term Loan, 8.10%, Maturing December 20, 2013	12,037,641

See notes to financial statements
28

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Publishing (continued)
Seat Pagine Gialle Spa
EUR	14,526,833	Term Loan, 6.22%, Maturing May 25, 2012	$20,014,255
SGS International, Inc.
	3,998,000	Term Loan, 5.15%, Maturing December 30, 2011(2)	4,030,484
	1,209,688	Term Loan, 7.86%, Maturing December 30, 2011	1,219,516
Siegwerk Druckfarben AG
EUR	2,598,750	Term Loan, 6.70%, Maturing September 8, 2013	3,585,437
EUR	2,624,814	Term Loan, 6.92%, Maturing September 8, 2014	3,637,069
Source Media, Inc.
	12,774,042	Term Loan, 7.60%, Maturing November 8, 2011	12,909,767
SP Newsprint Co.
	8,463,065	Term Loan, 5.32%, Maturing January 9, 2010	8,510,670
Springer Science+Business Media
	2,790,582	Term Loan, 7.36%, Maturing May 5, 2010	2,797,558
EUR	1,399,585	Term Loan, 6.21%, Maturing May 5, 2011	1,934,260
	3,097,232	Term Loan, 7.74%, Maturing May 5, 2011	3,120,988
EUR	1,000,000	Term Loan, 6.34%, Maturing May 5, 2012	1,384,368
EUR	1,210,415	Term Loan, 6.59%, Maturing May 5, 2012	1,680,484
	6,452,568	Term Loan, 8.11%, Maturing May 5, 2012	6,535,439
Sun Media Corp.
	8,303,082	Term Loan, 7.11%, Maturing February 7, 2009	8,326,439
The Star Tribune Co.
	8,300,000	Term Loan, 7.59%, Maturing March 5, 2014	8,310,375
Thomas Nelson, Inc.
	1,985,000	Term Loan, 7.59%, Maturing June 12, 2012	1,992,444
Valassis Communications, Inc.
	640,000	Term Loan, 0.00%, Maturing March 2, 2014(2)	639,600
	3,860,000	Term Loan, 7.10%, Maturing March 2, 2014	3,868,847
World Directories ACQI Corp.
EUR	1,500,000	Term Loan, 6.60%, Maturing November 29, 2012	2,069,836
EUR	7,006,198	Term Loan, 7.10%, Maturing November 29, 2013	9,686,211
Xsys US, Inc.
EUR	2,750,000	Term Loan, 6.53%, Maturing September 27, 2013	3,805,970
	7,701,575	Term Loan, 7.82%, Maturing September 27, 2013	7,807,471
EUR	2,750,000	Term Loan, 7.03%, Maturing September 27, 2014	3,819,522
	7,866,565	Term Loan, 8.32%, Maturing September 27, 2014	7,974,730
EUR	1,000,000	Term Loan, 8.59%, Maturing September 27, 2015	1,394,238
YBR Acquisition BV
EUR	7,250,000	Term Loan, 6.34%, Maturing June 30, 2013	10,035,641
EUR	7,250,000	Term Loan, 6.84%, Maturing June 30, 2014	10,066,887
Yell Group, PLC
	21,025,000	Term Loan, 7.32%, Maturing February 10, 2013	21,213,762
			$542,729,035

	Principal Amount	Borrower/Tranche Description	Value
	Radio and Television — 3.5%
	ALM Media Holdings, Inc.
	$7,829,634	Term Loan, 7.85%, Maturing March 4, 2010	$7,852,880
	Block Communications, Inc.
	7,016,212	Term Loan, 7.35%, Maturing December 22, 2011	7,029,368
	CMP Susquehanna Corp.
	2,000,000	Term Loan, 0.00%, Maturing May 5, 2011(2)	1,920,000
	13,350,974	Term Loan, 7.36%, Maturing May 5, 2013	13,441,093
	Cumulus Media, Inc.
	10,850,520	Term Loan, 7.32%, Maturing June 7, 2013	10,925,117
	Emmis Operating Co.
	6,400,000	Term Loan, 7.35%, Maturing November 2, 2013	6,448,602
	Entravision Communications Corp.
	8,963,500	Term Loan, 6.85%, Maturing September 29, 2013	9,000,851
	Gray Television, Inc.
	11,808,753	Term Loan, 6.58%, Maturing January 19, 2015(2)	11,812,449
	HIT Entertainment, Inc.
	837,250	Term Loan, 7.32%, Maturing March 20, 2012	843,268
	NEP II, Inc.
	5,400,000	Term Loan, 7.60%, Maturing February 16, 2014	5,437,967
	Nexstar Broadcasting, Inc.
	24,518,831	Term Loan, 7.10%, Maturing October 1, 2012	24,505,419
	NextMedia Operating, Inc.
	2,794,346	Term Loan, 7.32%, Maturing November 15, 2012	2,798,538
	PanAmSat Corp.
	20,574,119	Term Loan, 7.35%, Maturing January 3, 2014	20,758,648
	Paxson Communications Corp.
	17,925,000	Term Loan, 8.61%, Maturing January 15, 2012	18,350,719
	Raycom TV Broadcasting, LLC
	20,135,192	Term Loan, 6.88%, Maturing August 28, 2013	20,122,608
	SFX Entertainment
	9,924,375	Term Loan, 8.09%, Maturing June 21, 2013	9,973,997
	Spanish Broadcasting System
	12,225,500	Term Loan, 7.10%, Maturing June 10, 2012	12,256,064
	Tyrol Acquisition 2 SAS
EUR	7,300,000	Term Loan, 6.09%, Maturing January 19, 2015	10,097,888
EUR	7,300,000	Term Loan, 6.59%, Maturing January 19, 2016	10,140,140
	Univision Communications, Inc.
	6,125,000	Term Loan, 7.82%, Maturing March 29, 2009	6,131,382
	4,182,886	Term Loan, 0.00%, Maturing September 29, 2014(2)	4,179,678
	57,550,336	Term Loan, 7.61%, Maturing September 29, 2014	57,506,194
	Young Broadcasting, Inc.
	9,424,763	Term Loan, 7.88%, Maturing November 3, 2012	9,477,777
			$281,010,647

See notes to financial statements
29

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Rail Industries — 0.2%
Kansas City Southern Railway Co.
$15,086,000	Term Loan, 7.07%, Maturing March 30, 2008	$15,142,572
		$15,142,572
Retailers (Except Food and Drug) — 2.1%
Advantage Sales & Marketing, Inc.
$7,692,160	Term Loan, 7.36%, Maturing March 29, 2013	$7,711,391
Amscan Holdings, Inc.
10,197,000	Term Loan, 8.38%, Maturing December 23, 2012	10,289,415
Coinmach Laundry Corp.
24,948,525	Term Loan, 7.88%, Maturing December 19, 2012	25,147,340
Cumberland Farms, Inc.
5,970,000	Term Loan, 7.35%, Maturing September 29, 2013	6,018,506
FTD, Inc.
4,777,049	Term Loan, 7.36%, Maturing July 28, 2013	4,806,906
Harbor Freight Tools USA, Inc.
18,184,433	Term Loan, 7.61%, Maturing July 15, 2010	18,335,964
Home Interiors & Gifts, Inc.
3,513,889	Term Loan, 10.35%, Maturing March 31, 2011	2,538,785
Mapco Express, Inc.
3,588,695	Term Loan, 8.07%, Maturing April 28, 2011	3,611,124
Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 8.09%, Maturing December 3, 2011	8,377,031
Nebraska Book Co., Inc.
11,099,427	Term Loan, 7.83%, Maturing March 4, 2011	11,196,547
Neiman Marcus Group, Inc.
3,996,793	Term Loan, 7.35%, Maturing April 5, 2013	4,036,761
Oriental Trading Co., Inc.
2,000,000	Term Loan, 11.36%, Maturing January 31, 2013	2,040,000
12,902,500	Term Loan, 7.61%, Maturing July 31, 2013	12,942,820
Pamida Holdings Company, Inc.
2,950,000	Revolving Loan, 5.43%, Maturing December 28, 2010(2)	2,935,250
Pep Boys - Manny, Moe, & Jack, (The)
4,168,552	Term Loan, 7.36%, Maturing January 27, 2011	4,197,211
Petro Stopping Center, L.P.
531,250	Term Loan, 7.13%, Maturing February 9, 2008	533,906
Rent-A-Center, Inc.
10,209,442	Term Loan, 7.12%, Maturing November 15, 2012	10,242,408
Savers, Inc.
6,020,058	Term Loan, 8.07%, Maturing August 11, 2012	6,080,259
Shopko Stores, Inc.
7,867,000	Revolving Loan, 6.57%, Maturing December 28, 2010(2)	7,842,416
Stewert Enterprises, Inc.
2,883,827	Term Loan, 7.13%, Maturing November 19, 2011	2,894,641

	Principal Amount	Borrower/Tranche Description	Value
	Retailers (Except Food and Drug) (continued)
	The Pantry, Inc.
	$5,727,500	Term Loan, 7.07%, Maturing January 2, 2012	$5,741,819
	The Yankee Candle Company, Inc.
	5,700,000	Term Loan, 7.35%, Maturing February 6, 2014	5,732,775
			$163,253,275
	Steel — 0.0%
	Gibraltar Industries, Inc.
	$3,336,465	Term Loan, 7.13%, Maturing December 8, 2010	$3,334,379
			$3,334,379
	Surface Transport — 0.7%
	Delphi Acquisition Holding, Inc.
	$1,466,276	Term Loan, 7.70%, Maturing April 10, 2015	$1,466,276
	1,466,276	Term Loan, 8.20%, Maturing April 10, 2016	1,466,276
	Horizon Lines, LLC
	4,560,768	Term Loan, 7.60%, Maturing July 7, 2011	4,587,850
	Laidlaw International, Inc.
	10,323,125	Term Loan, 7.09%, Maturing July 31, 2013	10,374,740
	Oshkosh Truck Corp.
	15,461,250	Term Loan, 7.10%, Maturing December 6, 2013	15,526,481
	Ozburn-Hessey Holding Co., LLC
	3,964,628	Term Loan, 8.63%, Maturing August 9, 2012	3,974,540
	Sirva Worldwide, Inc.
	6,866,025	Term Loan, 11.60%, Maturing December 1, 2010	6,754,452
	Vanguard Car Rental USA
	8,883,000	Term Loan, 8.35%, Maturing June 14, 2013	8,967,868
			$53,118,483
	Telecommunications — 3.1%
	Alaska Communications Systems Holdings, Inc.
	$17,775,000	Term Loan, 7.10%, Maturing February 1, 2012	$17,860,693
	American Cellular Corp.
	3,000,000	Term Loan, 0.00%, Maturing March 15, 2014(2)	3,009,999
	11,125,000	Term Loan, 7.32%, Maturing March 15, 2014	11,152,813
	Asurion Corp.
	8,607,498	Term Loan, 8.32%, Maturing July 13, 2012	8,720,472
	BCM Luxembourg, Ltd.
EUR	8,000,000	Term Loan, 6.40%, Maturing September 30, 2014	10,962,360
EUR	8,000,000	Term Loan, 6.78%, Maturing September 30, 2015	11,068,123
	Cellular South, Inc.
	6,869,859	Term Loan, 7.07%, Maturing May 4, 2011	6,904,208

See notes to financial statements
30

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Telecommunications (continued)
	Centennial Cellular Operating Co., LLC
	$4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	$4,387,500
	16,147,788	Term Loan, 7.35%, Maturing February 9, 2011	16,295,814
	Cincinnati Bell, Inc.
	2,699,250	Term Loan, 6.82%, Maturing August 31, 2012	2,706,843
	Consolidated Communications, Inc.
	21,847,842	Term Loan, 7.10%, Maturing July 27, 2015	21,950,265
	Crown Castle Operating Co.
	5,575,000	Term Loan, 6.89%, Maturing January 9, 2014	5,591,770
	Epicor Software Corp.
	2,350,000	Term Loan, 8.25%, Maturing March 30, 2012	2,360,281
	FairPoint Communications, Inc.
	21,785,000	Term Loan, 7.13%, Maturing February 8, 2012	21,876,911
	Hawaiian Telcom Communications, Inc.
	1,450,000	Term Loan, 7.60%, Maturing October 31, 2011	1,448,188
	5,129,000	Term Loan, 7.60%, Maturing October 31, 2012	5,156,650
	Intelsat Subsuduary Holding Co.
	6,788,381	Term Loan, 7.35%, Maturing July 3, 2013	6,843,537
	Iowa Telecommunications Services
	9,998,000	Term Loan, 7.10%, Maturing November 23, 2011	10,065,696
	NTelos, Inc.
	12,961,342	Term Loan, 7.57%, Maturing August 24, 2011	13,042,350
	Stratos Global Corp.
	7,499,250	Term Loan, 8.10%, Maturing February 13, 2012	7,542,993
	Syniverse Holdings, Inc.
	2,837,783	Term Loan, 7.10%, Maturing February 15, 2012	2,843,104
	TDC AS (Nordic Telephone Company)
EUR	3,240,342	Term Loan, 5.88%, Maturing April 10, 2014	4,470,671
EUR	4,000,000	Term Loan, 6.13%, Maturing April 10, 2015	5,540,279
	Triton PCS, Inc.
	16,369,730	Term Loan, 8.57%, Maturing November 18, 2009	16,506,139
	WestCom Corp.
	3,592,860	Term Loan, 8.15%, Maturing December 17, 2010	3,597,351
	Windstream Corp.
	21,428,226	Term Loan, 6.86%, Maturing July 17, 2013	21,575,545
	Winstar Communications, Inc.
	127,026	DIP Loan, 10.25%, Maturing June 30, 2007(4)	167,251
			$243,647,806
	Utilities — 2.2%
	AEI Finance Holding, LLC
	$2,271,133	Term Loan, 8.25%, Maturing March 30, 2012	$2,283,199
	17,303,867	Term Loan, 8.35%, Maturing March 30, 2014	17,395,803

	Principal Amount	Borrower/Tranche Description	Value
	Utilities (continued)
	Astoria Generating Co.
	$3,261,075	Term Loan, 7.34%, Maturing February 23, 2013	$3,285,533
	BRSP, LLC
	15,175,000	Term Loan, 8.37%, Maturing July 13, 2009	15,250,875
	Calpine Corp.
	7,075,000	DIP Loan, 7.59%, Maturing March 30, 2009	7,119,955
	Cellnet Group, Inc.
	1,999,413	Term Loan, 7.32%, Maturing July 22, 2011	2,011,076
	Cogentrix Delaware Holdings, Inc.
	6,384,650	Term Loan, 6.85%, Maturing April 14, 2012	6,404,602
	Covanta Energy Corp.
	4,593,814	Term Loan, 5.28%, Maturing February 9, 2014	4,602,428
	9,331,186	Term Loan, 6.88%, Maturing February 9, 2014	9,348,682
	LSP General Finance Co., LLC
	11,216,136	Term Loan, 7.10%, Maturing April 14, 2013	11,258,197
	Mach General, LLC
	281,250	Term Loan, 7.35%, Maturing February 22, 2013	281,645
	2,711,953	Term Loan, 7.36%, Maturing February 22, 2014	2,714,665
	Mirant North America, LLC.
	6,240,591	Term Loan, 7.07%, Maturing January 3, 2013	6,260,092
	NRG Energy, Inc.
	63,095,661	Term Loan, 7.35%, Maturing February 1, 2013	63,647,254
	NSG Holdings, LLC
	3,000,000	Term Loan, 6.86%, Maturing June 15, 2014	3,007,500
	Pike Electric, Inc.
	3,382,143	Term Loan, 7.13%, Maturing July 1, 2012	3,386,371
	2,571,621	Term Loan, 7.13%, Maturing December 10, 2012	2,574,836
	Vulcan Energy Corp.
	10,926,847	Term Loan, 6.86%, Maturing July 23, 2010	10,950,755
			$171,783,468
Total Senior, Floating Rate Interests (identified cost $7,257,055,432)			$7,358,998,073
	Corporate Bonds & Notes — 0.9%
	Principal Amount (000's omitted)	Security	Value
	Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
EUR	13,500	6.88%, 4/15/13	$18,861,698
			$18,861,698

See notes to financial statements
31

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — 0.1%
NXP BV/ NXP Funding, LLC, Variable Rate
$6,300	8.106%, 10/15/13(5)	$6,536,250
		$6,536,250
Financial Intermediaries — 0.3%
Alzette, Variable Rate
$1,180	11.86%, 12/15/20(3)	$1,180,000
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	7.31%, 2/24/19(3)(5)	1,136,489
Babson Ltd., 2005-1A, Class C1, Variable Rate
1,500	7.306%, 4/15/19(3)(5)	1,494,735
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.406%, 1/15/19(3)(5)	1,502,085
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.808%, 8/11/16(3)(5)	1,508,250
Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.84%, 3/8/17	1,031,200
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.306%, 1/15/18(3)(5)	1,993,200
Sonata Securities S.A., Series 2006-5
2,217	0.089%, 6/27/07	2,237,958
Sonata Securities S.A., Series 2006-6
8,819	0.089%, 6/27/07	8,903,281
		$20,987,198
Radio and Television — 0.0%
Paxson Communications Corp., Variable Rate
$3,000	8.606%, 1/15/12(5)	$3,075,000
		$3,075,000
Real Estate — 0.1%
Assemblies of God, Variable Rate
$8,082	7.51%, 6/15/29(5)	$8,082,312
		$8,082,312
Telecommunications — 0.2%
Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.605%, 6/15/13	$6,427,687
Rogers Wireless, Inc., Variable Rate
6,589	8.48%, 12/15/10	6,737,253
		$13,164,940
Total Corporate Bonds & Notes (identified cost $67,168,411)		$70,707,398

Common Stocks — 0.1%
Shares	Security	Value
105,145	Hayes Lemmerz International(6)	$599,327
86,020	Maxim Crane Works, L.P.(6)	4,343,989
Total Common Stocks (identified cost, $2,549,911)		$4,943,316
Preferred Stocks — 0.0%
Shares	Security	Value
350	Hayes Lemmerz International(3)(6)(7)	$8,618
Total Preferred Stocks (identified cost, $17,500)		$8,618
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$79,880
Total Closed-End Investment Companies (identified cost, $72,148)		$79,880
Short-Term Investments — 6.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio 4.70%(8)	478,344	$478,343,874
Total Short-Term Investments (identified cost $478,343,874)		$478,343,874
	Total Investments — 99.5% (identified cost $7,805,207,276)	$7,913,081,159
Less Unfunded Loan Commitments — (2.2)%	$(170,280,515)
	Net Investments — (97.3)% (identified cost $7,634,926,761)	$7,742,800,644
	Other Assets, Less Liabilities — 2.7%	$212,953,038
	Net Assets — 100.0%	$7,955,753,682

See notes to financial statements
32

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

EUR - Euro

GBP - British Pound

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $25,328,321 or 0.3% of the net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Affiliated investment company available to Eaton Vance Portfolios and Funds, which invests in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements
33

Floating-Rate Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $7,156,582,887)	$7,264,456,770
Affiliated investments, at value (cost $478,343,874)	478,343,874
Cash	143,599,922
Foregn currency, at value (identified cost, $811,445)	810,951
Receivable for investments sold	17,415,031
Interest and dividends receivable	52,421,584
Interest receivable from affiliated investment	2,480,053
Receivable for open swap contracts	2,430,014
Prepaid expenses	612,753
Total assets	$7,962,570,952
Liabilities
Payable for open forward foreign currency contracts	$3,460,170
Payable to affiliate for investment advisory fees	3,023,461
Payable to affiliate for Trustees' fees	2,599
Accrued expenses	331,040
Total liabilities	$6,817,270
Net Assets applicable to investors' interest in Portfolio	$7,955,753,682
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$7,848,881,819
Net unrealized appreciation (computed on the basis of identified cost)	106,871,863
Total	$7,955,753,682

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest	$271,284,105
Dividends	4,155
Interest income allocated from affiliated investments	9,988,920
Expenses allocated from affiliated investments	(961,157)
Total investment income	$280,316,023
Expenses
Investment adviser fee	$18,185,612
Trustees' fees and expenses	15,265
Legal and accounting services	573,922
Custodian fee	512,673
Miscellaneous	214,813
Total expenses	$19,502,285
Deduct — Reduction of custodian fee	$78,675
Total expense reductions	$78,675
Net expenses	$19,423,610
Net investment income	$260,892,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,732,766
Swap contracts	732,296
Foreign currency and forward foreign currency exchange contract transactions	(48,743,968)
Net realized loss	$(43,278,906)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$71,108,539
Swap contracts	935,688
Foreign currency and forward foreign currency exchange contracts	1,042,620
Net change in unrealized appreciation (depreciation)	$73,086,847
Net realized and unrealized gain	$29,807,941
Net increase in net assets from operations	$290,700,354

See notes to financial statements
34

Floating-Rate Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$260,892,413	$451,810,783
Net realized loss from investment transactions, swap contracts, foreign currency, and forward foreign currency exchange contract transactions	(43,278,906)	(22,183,786)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency, and forward foreign currency exchange contracts	73,086,847	(30,822)
Net increase in net assets from operations	$290,700,354	$429,596,175
Capital transactions — Contributions	$1,526,360,097	$2,989,478,752
Withdrawals	(1,291,799,908)	(2,494,639,771)
Net increase in net assets from capital transactions	$234,560,189	$494,838,981
Net increase in net assets	$525,260,543	$924,435,156
Net Assets
At beginning of period	$7,430,493,139	$6,506,057,983
At end of period	$7,955,753,682	$7,430,493,139

See notes to financial statements
35

Floating-Rate Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.54	%(1)	0.54%	0.54%	0.56%	0.61%	0.62%
Expenses after custodian fee reduction	0.54	%(1)	0.54%	0.54%	0.56%	0.61%	0.62%
Net investment income	6.90	%(1)	6.44%	4.68%	3.27%	4.05%	4.72%
Portfolio Turnover	27%		50%	57%	67%	64%	76%
Total Return(2)	3.91%		6.36%	4.77%	3.93%	6.91%	2.19%
Net assets, end of period (000's omitted)	$7,955,754		$7,430,493	$6,506,058	$5,389,638	$2,217,874	$1,326,128

(1)  Annualized.

(2)  Total return is not computed on an annualized basis.

See notes to financial statements
36

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio's investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Medallion Floating-Rate Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Low Duration Fund held an approximate 67.3%, 20.4%, 5.0%, 3.7%, 1.6%, 0.6% and 0.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Trust based on information available to such managers. The portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of Floating Rate Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Floating Rate Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

37

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short term obligations which mature in sixty days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the

38

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

G  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

39

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. Due to an agreement effective as of March 27, 2006, if the Portfolio's average daily net assets exceed $5 billion but are less than $10 billion the fee is equivalent to 0.480% and if average daily net assets exceed $10 billion the fee is equivalent to 0.460%. The portion of the advisory fees payable by Cash Management on the investment of cash therein is credited against the advisory fees. For the six months ended April 30, 2007, the advisory fee totaled $19,126,778 of which $941,166 was allocated from Cash Management and $18,185,612 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2007, the Portfolio's advisory fee, including the portion allocated for Cash Management, was 0.481% of the Portfolio's average daily net assets.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2007 aggregated $2,000,638,676, $1,669,863,434 and $391,417,918, respectively.

4  Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $550 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.07% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2007, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

5  Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,634,932,913
Gross unrealized appreciation	$115,491,129
Gross unrealized depreciation	(7,623,398)
Net unrealized appreciation	$107,867,731

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at April 30, 2007 on a federal income tax basis was $1,002,020.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less

40

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2007 was as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
5/31/07	Euro 5,268,888	United States Dollar 7,154,624	$(44,206)
5/31/07	Euro 2,000,000	United States Dollar 2,723,740	(8,840)
5/31/07	Euro 492,717,292	United States Dollar 670,933,136	(2,261,572)
5/31/07	British Pound 2,005,796	United States Dollar 4,021,620	10,859
5/31/07	British Pound 1,502,932	United States Dollar 3,004,362	(881)
5/31/07	British Pound 113,888,560	United States Dollar 226,638,234	(1,091,780)
5/31/07	British Pound 6,650,000	United States Dollar 13,233,500	(63,750)
			$(3,460,170)

Credit Default Swaps
Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	$453,013
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	134,876
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	90,688
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	203,949
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	58,721

41

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$109,742
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	220,723
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	139,511
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	130,066
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	37,436

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	$258,081
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	148,246
5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	218,132
5,000,000 USD	9/20/2011	Agreement with Lehman Brothers dated 7/1/2006 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Owens-Illinois, Inc.	226,830

At April 30, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

8  Restricted Securities

At April 30, 2007, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these

42

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$8,618
			$17,500	$8,618

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

43

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

44

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Floating Rate Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Portfolio, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

45

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

46

Eaton Vance Floating-Rate Fund

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

47

Eaton Vance Floating-Rate Fund

INVESTMENT MANAGEMENT CONT'D

Floating Rate Portfolio

Officers Payson F. Swaffield President and Co-Portfolio Manager Scott H. Page Vice President and Co-Portfolio Manager Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

48

Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Floating-Rate Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1044-6/07  FRSRC

Semiannual Report April 30, 2007

EATON VANCE
FLOATING-RATE
& HIGH INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

I N V E S T M E N T  U P D A T E

The Fund

Performance for the Six Months

•      The Fund’s Advisers Class shares had a total return of 3.92% during the six months ended April 30, 2007.(1) This return resulted from an increase in net asset value per share (NAV) to $9.74 on April 30, 2007, from $9.69 on October 31, 2006, and the reinvestment of $0.325 in dividends.

•      The Fund’s Class A shares had a total return of 3.98% during the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $10.36 on April 30, 2007, from $10.30 on October 31, 2006, and the reinvestment of $0.345 in dividends.

•      The Fund’s Class B shares had a total return of 3.64% during the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $9.74 on April 30, 2007, from $9.68 on October 31, 2006, and the reinvestment of $0.289 in dividends.

•      The Fund’s Class C shares had a total return of 3.65% during the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $9.74 on April 30, 2007, from $9.68 on October 31, 2006, and the reinvestment of $0.289 in dividends.

•      The Fund’s Class I shares had a total return of 4.14% during the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $9.75 on April 30, 2007, from $9.69 on October 31, 2006, and the reinvestment of $0.336 in dividends.

•      For comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of 3.86% during the same period.(2)

The Fund’s Investments

•      Floating Rate Portfolio’s investments included 582 borrowers at April 30, 2007, with an average loan size of 0.16% of total investments, and no industry constituting more than 7% of total investments. Publishing, health care, building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others), business equipment/services and chemicals/plastics were the largest industry weightings. The Portfolio had no exposure to, or loans made to, subprime lenders.(3)

•      In the six months ended April 30, 2007, despite record new loan issuance, demand exceeded loan supply. The technical imbalance resulted in loans repricing at slightly lower credit spreads. In addition, certain large new issues came to market with fewer financial covenants. However, despite this fact, management notes that the chief determinants of the loan asset class’s long-term performance – seniority and security – remain in place.

•      The Floating Rate Portfolio had a 12% exposure in European loans at April 30, 2007. European issuance continued to grow and represented further opportunities for diversification. For example, while there may be concerns about a slowing U.S. economy, the Portfolio benefited from loans to companies operating in the relatively robust U.K. and German economies. All of the Portfolio’s non-dollar-denominated investments were hedged to help protect against foreign currency risk.

•      The Fund’s approximately 13% investment in High Income Portfolio contributed to performance during the period by increasing income returns. With high-yield spreads at historically low levels, High Income Portfolio maintained a defensive posture by focusing on shorter-maturity securities and avoiding deeply subordinated and overleveraged new issues.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares o the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. Adviser Class and Class I shares are offered to investors at net asset value.

(2)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)  Portfolio investments may not be representative of the Portfolio’s current or future investments and may change due to active management.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Floating-Rate & High Income Fund a s o f April 30, 2007

F U N D  P E R F O R M A N C E

Performance (1)

	Advisers Class	Class A	Class B	Class C	Class I
Average Annual Total Returns (at net asset value)
Six months	3.92%	3.98%	3.64%	3.65%	4.14%
One year	7.06	7.05	6.27	6.27	7.32
Five years	5.42	N.A.	4.66	4.66	5.71
Life of Fund(†)	5.11	6.02	4.38	4.38	5.36
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six months	3.92%	1.62%	-1.36%	2.65%	4.14%
One year	7.06	4.62	1.27	5.27	7.32
Five years	5.42	N.A.	4.32	4.66	5.71
Life of Fund(†)	5.11	5.42	4.38	4.38	5.36

(†)   Inception Dates – Advisers Class: 9/7/00; Class    A:5/7/03; Class B: 9/5/00; Class C: 9/5/00; Class I: 9/15/00

(1)  Average Annual Total Returns at net asset value do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. Class I and Advisers Class shares are offered to certain investors at net asset value. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC returns for Class C reflect 1% CDSC. Class A, Advisers Class and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual Operating Expenses (2)

	Advisers
	Class	Class A	Class B	Class C	Class I

Expense Ratio	1.05%	1.05%	1.80%	1.80%	0.80%

(2)   From the Fund’s prospectus dated 3/1/07.

Fund Allocations(3)

By total investments

(3)   Reflects the Fund’s investments in Floating Rate Portfolio and High Income Portfolio as of April 30, 2007. Allocations are shown as a percentage of the Portfolios’ total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Diversification of Floating Rate Portfolio by Industries(4)
By total investments

Publishing	6.9%
Health Care	6.7
Building & Development	6.5
Business Equipment & Services	6.4
Chemicals & Plastics	6.1
Cable & Satellite Television	5.4
Leisure Goods/Activities/Movies	4.6
Automotive	3.7
Lodging & Casinos	3.7
Radio & Television	3.6
Containers & Glass Products	3.4
Telecommunications	3.2
Food Products	3.2
Electronics/Electrical	2.6
Conglomerates	2.4
Utilities	2.2
Retailers (Except Food & Drug)	2.1
Industrial Equipment	1.9
Forest Products	1.9
Oil & Gas	1.9
Ecological Services & Equip.	1.8%
Aerospace & Defense	1.8
Nonferrous Metals/Minerals	1.7
Financial Intermediaries	1.2
Food Service	1.2
Food/Drug Retailers	1.1
Home Furnishings	1.1
Beverage & Tobacco	0.9
Equipment Leasing	0.8
Insurance	0.8
Air Transport	0.7
Surface Transport	0.7
Drugs	0.6
Clothing/Textiles	0.5
Broker/Dealer/Investment	0.2
Cosmetics/Toiletries	0.2
Rail Industries	0.2
Farming/Agriculture	0.2
Real Estate	0.1

(4)   Reflects the Fund’s investments in Floating Rate Portfolio as of April 30, 2007. Industries are shown as a percentage of Floating Rate Portfolio’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Floating-Rate & High Income Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Advisers Class	$1,000.00	$1,039.20	$5.31
Class A	$1,000.00	$1,039.80	$5.31
Class B	$1,000.00	$1,036.40	$9.09
Class C	$1,000.00	$1,036.50	$9.09
Class I	$1,000.00	$1,041.40	$4.05
Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.60	$5.26
Class A	$1,000.00	$1,019.60	$5.26
Class B	$1,000.00	$1,015.90	$9.00
Class C	$1,000.00	$1,015.90	$9.00
Class I	$1,000.00	$1,020.80	$4.01

* Expenses are equal to the Fund's annualized expense ratio of 1.05% for Advisers Class shares, 1.05% for Class A shares, 1.80% for Class B shares, 1.80% for Class C shares and 0.80% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The example reflects the expenses of both the Fund and the Portfolios.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Floating-Rate Portfolio, at value (identified cost, $1,597,225,158)	$1,620,970,135
Investment in High Income Portfolio, at value (identified cost, $237,825,756)	244,402,855
Receivable for Fund shares sold	9,052,918
Total assets	$1,874,425,908
Liabilities
Payable for Fund shares redeemed	$6,410,899
Dividends payable	2,765,009
Payable to affiliate for distribution and service fees	715,983
Payable to affiliate for administration fees	229,080
Payable to affiliate for Trustees' fees	282
Accrued expenses	365,428
Total liabilities	$10,486,681
Net Assets	$1,863,939,227
Sources of Net Assets
Paid-in capital	$1,868,344,129
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(35,044,200)
Accumulated undistributed net investment income	317,222
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	30,322,076
Total	$1,863,939,227
Advisers Shares
Net Assets	$815,504,908
Shares Outstanding	83,710,103
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.74
Class A Shares
Net Assets	$444,736,910
Shares Outstanding	42,933,603
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.36
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.36)	$10.60
Class B Shares
Net Assets	$119,712,915
Shares Outstanding	12,294,520
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.74
Class C Shares
Net Assets	$437,156,783
Shares Outstanding	44,905,439
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.74
Class I Shares
Net Assets	$46,827,711
Shares Outstanding	4,804,461
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.75
On sales of $100,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest allocated from Portfolios	$70,645,932
Dividends allocated from Portfolios	88,507
Miscellaneous income allocated from Portfolios	423,773
Expenses allocated from Portfolios	(5,105,020)
Net investment income from Portfolios	$66,053,192
Expenses
Administration fee	$1,393,202
Trustees' fees and expenses	1,691
Distribution and service fees Advisers	1,028,731
Class A	528,873
Class B	633,352
Class C	2,177,023
Transfer and dividend disbursing agent fees	670,420
Printing and postage	127,873
Registration fees	68,048
Legal and accounting services	28,453
Custodian fee	20,896
Miscellaneous	18,004
Total expenses	$6,696,566
Net investment income	$59,356,626
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,913,319
Swap contracts	150,476
Foreign currency and forward foreign currency exchange contract transactions	(10,347,782)
Net realized loss	$(6,283,987)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$17,987,928
Swap contracts	186,298
Foreign currency and forward foreign currency exchange contracts	245,801
Net change in unrealized appreciation (depreciation)	$18,420,027
Net realized and unrealized gain	$12,136,040
Net increase in net assets from operations	$71,492,666

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$59,356,626	$113,344,047
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(6,283,987)	(1,829,186)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	18,420,027	3,561,922
Net increase in net assets from operations	$71,492,666	$115,076,783
Distributions to shareholders — From net investment income Advisers	$(27,709,248)	$(49,695,417)
Class A	(14,275,998)	(27,632,711)
Class B	(3,801,998)	(8,134,859)
Class C	(13,059,315)	(26,223,644)
Class I	(1,723,668)	(3,003,963)
Total distributions to shareholders	$(60,570,227)	$(114,690,594)
Transactions in shares of beneficial interest — Proceeds from sale of shares Advisers	$126,065,161	$424,664,578
Class A	104,990,187	158,084,702
Class B	3,592,005	7,842,985
Class C	41,001,580	87,555,753
Class I	11,055,439	28,205,944
Net asset value of shares issued to shareholders in payment of distributions declared Advisers	19,384,013	35,008,954
Class A	11,040,462	21,321,139
Class B	2,478,532	5,292,881
Class C	9,082,496	18,122,229
Class I	1,506,589	2,612,359
Cost of shares redeemed Advisers	(176,688,461)	(328,160,050)
Class A	(101,450,991)	(235,600,058)
Class B	(16,835,491)	(37,976,945)
Class C	(61,461,215)	(185,720,529)
Class I	(18,765,216)	(15,289,389)
Net asset value of shares exchanged Class A	4,490,052	4,793,984
Class B	(4,490,052)	(4,793,984)
Redemption Fees	12,739	98,648
Net decrease in net assets from Fund share transactions	$(44,992,171)	$(13,936,799)
Net decrease in net assets	$(34,069,732)	$(13,550,610)

Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
At beginning of period	$1,898,008,959	$1,911,559,569
At end of period	$1,863,939,227	$1,898,008,959
Accumulated undistributed net investment income included in net assets
At end of period	$317,222	$1,530,823

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Advisers
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$9.690		$9.680	$9.710	$9.610	$9.140	$9.550
Income (loss) from operations
Net investment income	$0.319		$0.597	$0.451	$0.347	$0.407	$0.472
Net realized and unrealized gain (loss)	0.056		0.014	(0.031)	0.103	0.486	(0.408)
Total income from operations	$0.375		$0.611	$0.420	$0.450	$0.893	$0.064
Less distributions
From net investment income	$(0.325)		$(0.601)	$(0.451)	$(0.350)	$(0.423)	$(0.474)
Total distributions	$(0.325)		$(0.601)	$(0.451)	$(0.350)	$(0.423)	$(0.474)
Redemption Fees	$0.000	(3)	$0.000 (3)	$0.001	$0.000 (3)	$0.000 (3)	$—
Net asset value — End of period	$9.740		$9.690	$9.680	$9.710	$9.610	$9.140
Total Return(4)	3.92%		6.49%	4.42%	4.76%	9.98%	0.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$815,505		$841,865	$710,286	$474,219	$68,258	$30,960
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.05	%(6)	1.05%	1.05%	1.06%	1.12%	1.15%
Expenses after custodian fee reduction(5)	1.05	%(6)	1.05%	1.05%	1.06%	1.12%	1.15%
Net investment income	6.61	%(6)	6.16%	4.65%	3.59%	4.32%	4.98%
Portfolio Turnover of the Floating-Rate Portfolio	27%		50%	57%	67%	64%	76%
Portfolio Turnover of the High Income Portfolio	42%		62%	62%	80%	118%	88%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.01% to 4.98%.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)(2)
Net asset value — Beginning of period	$10.300		$10.290	$10.320	$10.220	$10.000
Income (loss) from operations
Net investment income	$0.339		$0.631	$0.475	$0.363	$0.179
Net realized and unrealized gain (loss)	0.066		0.018	(0.027)	0.109	0.241
Total income from operations	$0.405		$0.649	$0.448	$0.472	$0.420
Less distributions
From net investment income	$(0.345)		$(0.639)	$(0.479)	$(0.372)	$(0.200)
Total distributions	$(0.345)		$(0.639)	$(0.479)	$(0.372)	$(0.200)
Redemption Fees	$0.000	(3)	$0.000 (3)	$0.001	$0.000 (3)	$—
Net asset value — End of period	$10.360		$10.300	$10.290	$10.320	$10.220
Total Return(4)	3.98%		6.49%	4.43%	4.69%	4.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$444,737		$423,214	$474,435	$431,257	$39,128
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.05	%(6)	1.05%	1.05%	1.07%	1.12	%(6)
Expenses after custodian fee reduction(5)	1.05	%(6)	1.05%	1.05%	1.07%	1.12	% (6)
Net investment income	6.61	%(6)	6.13%	4.60%	3.52%	3.68	%(6)
Portfolio Turnover of the Floating-Rate Portfolio	27%		50%	57%	67%	64%
Portfolio Turnover of the High Income Portfolio	42%		62%	62%	80%	118%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 7, 2003, to October 31, 2003.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$9.680		$9.680	$9.700	$9.600	$9.140	$9.550
Income (loss) from operations
Net investment income	$0.283		$0.520	$0.373	$0.275	$0.348	$0.400
Net realized and unrealized gain (loss)	0.066		0.008	(0.017)	0.102	0.465	(0.407)
Total income (loss) from operations	$0.349		$0.528	$0.356	$0.377	$0.813	$(0.007)
Less distributions
From net investment income	$(0.289)		$(0.528)	$(0.377)	$(0.277)	$(0.353)	$(0.403)
Total distributions	$(0.289)		$(0.528)	$(0.377)	$(0.277)	$(0.353)	$(0.403)
Redemption Fees	$0.000	(3)	$0.000 (3)	$0.001	$0.000 (3)	$—	$—
Net asset value — End of period	$9.740		$9.680	$9.680	$9.700	$9.600	$9.140
Total Return(4)	3.64%		5.60%	3.74%	3.98%	9.05%	(0.13)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$119,713		$134,213	$163,795	$182,045	$161,457	$165,834
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.80	%(6)	1.80%	1.80%	1.82%	1.87%	1.90%
Expenses after custodian fee reduction(5)	1.80	%(6)	1.80%	1.80%	1.82%	1.87%	1.90%
Net investment income	5.87	%(6)	5.37%	3.84%	2.84%	3.71%	4.22%
Portfolio Turnover of the Floating-Rate Portfolio	27%		50%	57%	67%	64%	76%
Portfolio Turnover of the High Income Portfolio	42%		62%	62%	80%	118%	88%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.25% to 4.22%.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$9.680		$9.680	$9.700	$9.600	$9.140	$9.540
Income (loss) from operations
Net investment income	$0.282		$0.521	$0.374	$0.273	$0.346	$0.401
Net realized and unrealized gain (loss)	0.067		0.007	(0.018)	0.104	0.467	(0.398)
Total income from operations	$0.349		$0.528	$0.356	$0.377	$0.813	$0.003
Less distributions
From net investment income	$(0.289)		$(0.528)	$(0.377)	$(0.277)	$(0.353)	$(0.403)
Total distributions	$(0.289)		$(0.528)	$(0.377)	$(0.277)	$(0.353)	$(0.403)
Redemption Fees	$0.000	(3)	$0.000 (3)	$0.001	$0.000 (3)	$—	$—
Net asset value — End of period	$9.740		$9.680	$9.680	$9.700	$9.600	$9.140
Total Return(4)	3.65%		5.59%	3.74%	3.98%	9.06%	(0.03)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$437,157		$445,987	$525,843	$513,459	$303,297	$279,061
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.80	%(6)	1.80%	1.80%	1.82%	1.87%	1.91%
Expenses after custodian fee reduction(5)	1.80	%(6)	1.80%	1.80%	1.82%	1.87%	1.91%
Net investment income	5.86	%(6)	5.38%	3.85%	2.83%	3.69%	4.23%
Portfolio Turnover of the Floating-Rate Portfolio	27%		50%	57%	67%	64%	76%
Portfolio Turnover of the High Income Portfolio	42%		62%	62%	80%	118%	88%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 4.26% to 4.23%.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$9.690		$9.690	$9.710	$9.610	$9.150	$9.550
Income (loss) from operations
Net investment income	$0.331		$0.623	$0.474	$0.373	$0.432	$0.500
Net realized and unrealized gain (loss)	0.065		0.003	(0.020)	0.102	0.476	(0.402)
Total income from operations	$0.396		$0.626	$0.454	$0.475	$0.908	$0.098
Less distributions
From net investment income	$(0.336)		$(0.626)	$(0.475)	$(0.375)	$(0.448)	$(0.498)
Total distributions	$(0.336)		$(0.626)	$(0.475)	$(0.375)	$(0.448)	$(0.498)
Redemption Fees	$0.000	(3)	$0.000 (3)	$0.001	$0.000 (3)	$—	$—
Net asset value — End of period	$9.750		$9.690	$9.690	$9.710	$9.610	$9.150
Total Return(4)	4.14%		6.65%	4.78%	5.02%	10.14%	0.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,828		$52,730	$37,200	$23,618	$3,355	$1,681
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	0.80	%(6)	0.80%	0.80%	0.82%	0.87%	0.94%
Expenses after custodian fee reduction(5)	0.80	%(6)	0.80%	0.80%	0.82%	0.87%	0.94%
Net investment income	6.86	%(6)	6.42%	4.88%	3.85%	4.59%	5.24%
Portfolio Turnover of the Floating-Rate Portfolio	27%		50%	57%	67%	64%	76%
Portfolio Turnover of the High Income Portfolio	42%		62%	62%	80%	118%	88%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the High Income Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.003, decrease net realized and unrealized losses per share by $0.003, and decrease the ratio of net investment income to average net assets from 5.27% to 5.24%.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. The Advisers Class and Class I shares are generally sold at net asset value per share and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of purchase. Class A shares are generally sold subject to a sales charge imposed at time of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Floating Rate Portfolio and High Income Portfolio (the Portfolios), New York trusts having the same investment objectives as the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Floating Rate Portfolio and the High Income Portfolio (20.4% and 22.7% at April 30, 2007, respectively). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Floating Rate Portfolio (Portfolio), including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio. A copy of the financial statements of High Income Portfolio is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, D.C. or upon request from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Floating Rate Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation, if no sales took place on such date, at the mean between the closing bid at asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. High Income Portfolio also invests in interests in senior floating rate loans (Senior Loans). High Income Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41) of the 1940 Act.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

At October 31, 2006, the Fund, for Federal income tax purposes, had a capital loss carryover of $28,625,900 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($4,920,615), October 31, 2010 ($16,168,986), October 31, 2011 ($2,993,864), October 31, 2012 ($2,290,023) and October 31, 2013 ($2,252,412).

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	12,964,117	43,826,477
Issued to shareholders electing to receive payments of distributions in Fund shares	1,992,683	3,614,358
Redemptions	(18,170,673)	(33,879,133)
Net increase (decrease)	(3,213,873)	13,561,702
Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	10,149,434	15,347,691
Issued to shareholders electing to receive payments of distributions in Fund shares	1,067,251	2,070,077
Redemptions	(9,811,949)	(22,872,887)
Exchange from Class B shares	433,965	465,766
Net increase (decrease)	1,838,701	(4,989,353)

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	369,481	810,096
Issued to shareholders electing to receive payments of distributions in Fund shares	254,890	546,656
Redemptions	(1,732,528)	(3,922,996)
Exchange to Class A shares	(460,894)	(494,760)
Net decrease	(1,569,051)	(3,061,004)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	4,218,369	9,042,842
Issued to shareholders electing to receive payments of distributions in Fund shares	934,310	1,872,062
Redemptions	(6,325,692)	(19,183,297)
Net decrease	(1,173,013)	(8,268,393)
Class I	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	1,135,846	2,909,649
Issued to shareholders electing to receive payments of distributions in Fund shares	154,836	269,587
Redemptions	(1,928,251)	(1,577,675)
Net increase (decrease)	(637,569)	1,601,561

Redemptions or exchanges of Advisers Class, Class A and Class I shares made within 90 days of purchase are subject to a redemption fee equal to 1.00% of the amount redeemed. For the six months ended April 30, 2007 the Fund received $12,739 in redemption fees.

4  Transactions with Affiliates

The Fund is authorized to pay Eaton Vance Management, (EVM), a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.15% (annualized) of the Fund's average daily net assets. For the six months ended April 30, 2007, the fee amounted to $1,393,202. The Portfolios have engaged Boston Management and Research, (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio's Notes to Financial Statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2007, EVM earned $33,066 in sub-transfer agent fees. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations. The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $13,244 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

5  Distribution Plans

The Fund has in effect a distribution plans pursuant to Rule 12b-1 under the 1940 Act for the Adviser Class shares and Class A shares. The Plans provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Advisers Class shares and Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $1,028,731 and $528,873 for Adviser Class shares and Class A shares, respectively. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $475,014 and $1,632,767 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At April 30, 2007, the amount of Uncovered

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Distribution Charges of EVD calculated under the Plans was approximately $7,364,000 and $54,880,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $158,338, and $544,256, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

Effective September 15, 2006 all purchases of Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge (CDSC) in the event of redemption within 18 months of purchase. Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) were subject to a 1% CDSC if redeemed within 12 months of purchase. A CDSC is generally imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund has been informed that EVD received approximately $13,000, $119,000, and $37,000 of CDSC paid by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended April 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2007, aggregated $19,063,419 and $118,766,684, respectively. Increases and decreases in the Fund's investment in the High Income Portfolio for the six months ended April 30, 2007, aggregated $3,364,133 and $20,958,827, respectively.

8  Investment in Portfolios

For the six months ended April 30, 2007, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Floating Rate Portfolio	High Income Portfolio	Total
Dividend income	$896	$87,611	$88,507
Interest income	60,348,620	10,297,312	70,645,932
Miscellaneous income	—	423,773	423,773
Expenses	(4,370,824)	(734,196)	(5,105,020)
Net investment income	$55,978,692	$10,074,500	$66,053,192
Net realized gain (loss) — Investments (identified cost basis)	$962,133	$2,951,186	$3,913,319
Swap contracts	157,165	(6,689)	150,476
Foreign currency, and forward foreign currency exchange contracts	(10,348,077)	295	(10,347,782)
Net realized gain (loss) on investments	$(9,228,779)	$2,944,792	$(6,283,987)
Change in unrealized appreciation (depreciation) Investment transactions	$15,310,424	$2,677,504	$17,987,928
Swap contracts	204,378	(18,080)	186,298
Foreign currency, and forward foreign currency exchange contracts	245,801	—	245,801
Net change in unrealized appreciation	$15,760,603	$2,659,424	$18,420,027

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the

Eaton Vance Floating-Rate & High Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 92.5%(1)
Principal Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.7%
Avio Holding S.p.a.
EUR	1,406,250	Term Loan, 6.22%, Maturing December 13, 2014	$1,949,931
	1,086,773	Term Loan, 7.74%, Maturing December 13, 2014	1,102,226
EUR	1,406,250	Term Loan, 6.60%, Maturing December 13, 2015	1,958,327
	1,086,773	Term Loan, 8.11%, Maturing December 13, 2015	1,107,659
BE Aerospace, Inc.
	2,275,000	Term Loan, 7.13%, Maturing August 24, 2012	2,284,004
CACI International, Inc.
	11,131,779	Term Loan, 6.85%, Maturing May 3, 2011	11,142,221
Dresser Rand Group, Inc.
EUR	279,856	Term Loan, 6.19%, Maturing October 29, 2011	383,843
DRS Technologies, Inc.
	2,614,417	Term Loan, 6.86%, Maturing January 31, 2013	2,621,280
Evergreen International Aviation
	7,993,359	Term Loan, 8.83%, Maturing October 31, 2011	8,043,318
Forgings International Holding
GBP	718,004	Term Loan, 7.73%, Maturing August 11, 2014	1,453,721
	2,725,397	Term Loan, 7.82%, Maturing August 11, 2014	2,758,186
	2,739,392	Term Loan, 7.83%, Maturing August 11, 2015	2,784,335
GBP	723,219	Term Loan, 7.98%, Maturing August 11, 2015	1,470,349
Hawker Beechcraft Acquisition
	853,475	Term Loan, 5.25%, Maturing March 26, 2014	857,514
	10,086,525	Term Loan, 7.32%, Maturing March 26, 2014	10,134,254
Hexcel Corp.
	10,357,427	Term Loan, 7.11%, Maturing March 1, 2012	10,396,267
IAP Worldwide Services, Inc.
	7,801,250	Term Loan, 9.69%, Maturing December 30, 2012	7,819,536
Jet Aviation Holding, AG
	4,261,332	Term Loan, 6.57%, Maturing May 15, 2013	4,250,679
K&F Industries, Inc.
	8,370,575	Term Loan, 7.32%, Maturing November 18, 2012	8,384,964
Spirit AeroSystems, Inc.
	7,059,695	Term Loan, 7.11%, Maturing December 31, 2011	7,099,406
Standard Aero Holdings, Inc.
	7,370,093	Term Loan, 7.59%, Maturing August 24, 2012	7,383,912
TransDigm, Inc.
	16,650,000	Term Loan, 7.35%, Maturing June 23, 2013	16,768,631
Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	9,625,000
	4,000,000	Term Loan, 7.81%, Maturing December 17, 2011	4,030,000
	9,001,731	Term Loan, 7.83%, Maturing December 17, 2011	9,080,496
Wyle Laboratories, Inc.
	4,036,656	Term Loan, 8.11%, Maturing January 28, 2011	4,058,103
			$138,948,162

Principal Amount		Borrower/Tranche Description	Value
Air Transport — 0.7%
Airport Development and Investment
GBP	11,000,000	Term Loan, 9.49%, Maturing April 7, 2011	$22,144,089
Northwest Airlines, Inc.
	18,000,000	DIP Loan, 7.32%, Maturing August 21, 2008	18,084,384
United Airlines, Inc.
	7,000,000	Term Loan, 7.38%, Maturing February 1, 2014	7,010,941
US Airways Group, Inc.
	6,400,000	Term Loan, 7.85%, Maturing March 23, 2014	6,436,800
			$53,676,214
Automotive — 3.7%
AA Acquisitions Co., Ltd.
GBP	3,000,000	Term Loan, 7.90%, Maturing June 25, 2012	$6,088,691
GBP	3,000,000	Term Loan, 7.94%, Maturing June 25, 2013	6,110,512
Accuride Corp.
	10,360,019	Term Loan, 7.38%, Maturing January 31, 2012	10,433,399
Affina Group, Inc.
	5,135,471	Term Loan, 8.36%, Maturing November 30, 2011	5,176,395
CSA Acquisition Corp.
	7,989,573	Term Loan, 7.88%, Maturing December 23, 2011	8,038,261
	3,703,125	Term Loan, 7.88%, Maturing December 23, 2012	3,730,898
Dana Corp.
	18,750,000	Term Loan, 7.88%, Maturing March 30, 2008	18,812,981
Dayco Products, LLC
	14,661,700	Term Loan, 7.85%, Maturing June 21, 2011	14,820,530
Exide Technologies, Inc.
	8,663,317	Term Loan, 11.63%, Maturing May 5, 2010	9,107,313
Federal-Mogul Corp.
	4,982,950	Revolving Loan, 6.83%, Maturing July 1, 2007(2)	4,964,782
	12,795,732	Revolving Loan, 8.60%, Maturing July 1, 2007(2)	12,843,716
	9,650,000	DIP Loan, 7.32%, Maturing July 1, 2007	9,672,919
	4,108,827	Term Loan, 7.57%, Maturing July 1, 2007	4,094,705
	6,000,000	Term Loan, 7.82%, Maturing July 1, 2007	5,984,376
	5,137,364	Term Loan, 9.07%, Maturing July 1, 2007	5,166,261
Financiere Truck (Investissment)
EUR	5,103,888	Term Loan, 5.11%, Maturing February 15, 2012	7,096,136
Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	9,325,000
	14,164,500	Term Loan, 8.36%, Maturing December 15, 2013	14,278,269
Fraikin, Ltd.
GBP	1,502,932	Term Loan, 6.94%, Maturing February 15, 2012	3,005,640
General Motors Corp.
	11,620,875	Term Loan, 7.73%, Maturing November 29, 2013	11,726,195

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Automotive (continued)
Goodyear Tire & Rubber Co.
	$13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010(2)	$12,894,375
	20,275,000	Term Loan, 7.10%, Maturing April 30, 2010	20,377,450
	1,000,000	Term Loan, 8.82%, Maturing March 1, 2011	1,006,000
HLI Operating Co., Inc.
	6,707,879	Term Loan, 8.84%, Maturing June 3, 2009	6,744,216
Keystone Automotive Operations, Inc.
	7,231,875	Term Loan, 8.54%, Maturing January 12, 2012	7,222,835
Locafroid Services S.A.S.
EUR	165,000	Term Loan, 5.24%, Maturing February 15, 2012	225,184
R.J. Tower Corp.
	12,000,000	DIP Revolving Loan, 8.02%, Maturing August 2, 2007(2)	11,880,000
	1,000,000	DIP Revolving Loan, 9.94%, Maturing August 2, 2007	999,196
Speedy 1, Ltd.
EUR	1,978,627	Term Loan, 6.29%, Maturing August 31, 2013	2,727,897
EUR	1,978,627	Term Loan, 6.79%, Maturing August 31, 2014	2,742,103
Tenneco Automotive, Inc.
	6,550,000	Term Loan, 6.82%, Maturing March 17, 2014	6,570,469
Teutates Vermogensverwaltung
EUR	2,000,000	Term Loan, 5.85%, Maturing March 11, 2014	2,756,891
	2,619,256	Term Loan, 7.36%, Maturing March 11, 2014	2,634,317
EUR	2,000,000	Term Loan, 6.10%, Maturing March 11, 2015	2,768,098
	2,619,256	Term Loan, 7.57%, Maturing March 11, 2015	2,646,758
TriMas Corp.
	1,893,750	Term Loan, 8.07%, Maturing August 2, 2011	1,919,789
	8,165,219	Term Loan, 8.12%, Maturing August 2, 2013	8,277,491
TRW Automotive, Inc.
	9,813,207	Term Loan, 6.88%, Maturing October 31, 2010	9,836,513
	8,852,095	Term Loan, 6.94%, Maturing June 30, 2012	8,854,865
United Components, Inc.
	9,954,545	Term Loan, 7.61%, Maturing June 30, 2010	10,016,761
			$293,578,187
Beverage and Tobacco — 0.8%
Constellation Brands, Inc.
	$15,229,167	Term Loan, 6.88%, Maturing June 5, 2013	$15,289,444
Culligan International Co.
	5,016,969	Term Loan, 7.07%, Maturing September 30, 2011	5,024,811
Liberator Midco, Ltd.
EUR	2,375,000	Term Loan, 6.09%, Maturing October 27, 2013	3,291,771
EUR	2,375,000	Term Loan, 6.46%, Maturing October 27, 2014	3,305,485
Reynolds American, Inc.
	19,425,700	Term Loan, 7.11%, Maturing May 31, 2012	19,585,263

	Principal Amount	Borrower/Tranche Description	Value
	Beverage and Tobacco (continued)
	Southern Wine & Spirits of America, Inc.
	$21,601,947	Term Loan, 6.85%, Maturing May 31, 2012	$21,723,458
			$68,220,232
	Brokers, Dealers and Investment Houses — 0.2%
	AmeriTrade Holding Corp.
	$19,197,282	Term Loan, 6.82%, Maturing December 31, 2012	$19,262,265
			$19,262,265
	Building and Development — 6.4%
	401 North Wabash Venture, LLC
	$9,498,461	Term Loan, 9.07%, Maturing May 7, 2008(2)	$9,308,491
	AIMCO Properties, L.P.
	29,718,750	Term Loan, 6.86%, Maturing March 23, 2011	29,793,047
	Beacon Sales Acquisition, Inc.
	5,547,125	Term Loan, 7.35%, Maturing September 30, 2013	5,560,993
	BioMed Realty, L.P.
	21,175,000	Term Loan, 7.57%, Maturing May 31, 2010	21,254,406
	Brickman Group Holdings, Inc.
	4,000,000	Term Loan, 7.40%, Maturing January 23, 2014	4,012,500
	Building Materials Corp. of America
	11,820,375	Term Loan, 8.19%, Maturing February 22, 2014	11,770,138
	Capital Automotive REIT
	10,788,753	Term Loan, 7.07%, Maturing December 16, 2010	10,894,807
	Contech Construction Products
	5,928,333	Term Loan, 7.32%, Maturing January 13, 2013	5,963,536
	Crescent Real Estate Equities
	15,000,000	Term Loan, 7.32%, Maturing June 30, 2007	15,018,750
	Empire Hawkeye Partners, L.P.
	12,000,000	Term Loan, 5.73%, Maturing December 1, 2009(2)	12,000,000
	Epco / Fantome, LLC
	10,320,000	Term Loan, 7.98%, Maturing November 23, 2010	10,371,600
	Formica Corp.
EUR	2,492,238	Term Loan, 6.91%, Maturing March 15, 2013	3,405,533
	5,445,000	Term Loan, 8.34%, Maturing March 15, 2013	5,450,107
	FT-FIN Acquisition, LLC
	7,748,914	Term Loan, 6.83%, Maturing November 17, 2007(2)	7,768,286
	General Growth Properties, Inc.
	17,782,895	Term Loan, 6.57%, Maturing February 24, 2011	17,757,483
	Hearthstone Housing Partners II, LLC
	26,470,588	Revolving Loan, 5.72%, Maturing December 1, 2007(2)	26,338,235
	Hovstone Holdings, LLC
	6,787,748	Term Loan, 7.09%, Maturing February 28, 2009	6,685,931

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Building and Development (continued)
Lanoga Corp.
	$9,726,684	Term Loan, 7.10%, Maturing June 29, 2013	$9,647,654
LNR Property Corp.
	22,175,000	Term Loan, 8.11%, Maturing July 3, 2011	22,329,427
Materis
EUR	1,695,089	Term Loan, 6.38%, Maturing April 27, 2014	2,350,363
EUR	1,804,911	Term Loan, 6.76%, Maturing April 27, 2015	2,512,390
Mattamy Funding Partnership
	3,622,625	Term Loan, 7.63%, Maturing April 11, 2013	3,623,759
Mueller Group, Inc.
	13,256,223	Term Loan, 7.35%, Maturing October 3, 2012	13,358,402
NCI Building Systems, Inc.
	9,417,430	Term Loan, 6.82%, Maturing June 18, 2010	9,446,859
Nortek, Inc.
	21,001,488	Term Loan, 7.36%, Maturing August 27, 2011	21,090,744
November 2005 Land Investors
	793,294	Term Loan, 8.10%, Maturing May 9, 2011	791,311
Panolam Industries Holdings, Inc.
	4,357,941	Term Loan, 8.10%, Maturing September 30, 2012	4,371,559
PLY GEM Industries, Inc.
	16,125,000	Term Loan, 8.10%, Maturing August 15, 2011	16,135,078
Realogy Corp., Term Loan, 8.32%, Maturing 9/1/14
	5,801,515	Term Loan, 8.32%, Maturing September 1, 2014	5,831,561
Realogy Corp., Term Loan, 8.35%, Maturing 9/1/14
	21,548,485	Term Loan, 8.35%, Maturing September 1, 2014	21,660,084
Ristretto Investissements SAS
EUR	1,232,601	Term Loan, 6.29%, Maturing September 30, 2013	1,704,804
GBP	523,980	Term Loan, 8.00%, Maturing September 30, 2013	1,060,107
EUR	1,232,601	Term Loan, 6.67%, Maturing September 30, 2014	1,713,215
GBP	523,980	Term Loan, 8.38%, Maturing September 30, 2014	1,065,347
Rubicon GSA II, LLC
	19,075,000	Term Loan, 8.09%, Maturing July 31, 2008	19,075,000
Shea Capital I, LLC
	1,616,875	Term Loan, 7.35%, Maturing October 27, 2011	1,600,706
South Edge, LLC
	2,332,706	Term Loan, 7.13%, Maturing October 31, 2007	2,321,043
	8,794,643	Term Loan, 7.38%, Maturing October 31, 2009	8,750,670
Standard Pacific Corp.
	5,200,000	Term Loan, 6.86%, Maturing May 5, 2013	5,151,250
Stile Acquisition Corp.
	12,482,235	Term Loan, 7.35%, Maturing April 6, 2013	12,234,538
Stile U.S. Acquisition Corp.
	12,500,160	Term Loan, 7.35%, Maturing April 6, 2013	12,252,107

	Principal Amount	Borrower/Tranche Description	Value
	Building and Development (continued)
	TE / Tousa Senior, LLC
	$1,695,652	Revolving Loan, 9.75%, Maturing August 1, 2008	$1,670,217
	4,239,406	Term Loan, 11.75%, Maturing August 1, 2008	4,211,142
	The Woodlands Commercial Property, Inc.
	9,825,000	Term Loan, 7.31%, Maturing August 29, 2009	9,837,281
	Tousa/Kolter, LLC
	8,413,333	Term Loan, 7.60%, Maturing January 7, 2008	8,423,850
	TRU 2005 RE Holding Co.
	29,325,000	Term Loan, 8.32%, Maturing December 9, 2008	29,595,347
	United Subcontractors, Inc.
	5,925,000	Term Loan, 12.62%, Maturing June 27, 2013	5,833,654
	WCI Communities, Inc.
	26,625,000	Term Loan, 7.82%, Maturing December 23, 2010	26,535,141
	Wintergames Acquisition ULC
	23,801,765	Term Loan, 7.42%, Maturing October 26, 2007	23,861,269
			$513,399,722
	Business Equipment and Services — 6.3%
	ACCO Brands Corp.
	$6,689,748	Term Loan, 7.11%, Maturing August 17, 2012	$6,748,283
	Activant Solutions, Inc.
	5,375,933	Term Loan, 7.38%, Maturing May 1, 2013	5,375,933
	Acxiom Corp.
	10,757,667	Term Loan, 7.08%, Maturing September 15, 2012	10,851,796
	Affiliated Computer Services
	23,045,125	Term Loan, 7.32%, Maturing March 20, 2013	23,117,141
	Affinion Group, Inc.
	15,719,404	Term Loan, 7.86%, Maturing October 17, 2012	15,864,808
	Allied Security Holdings, LLC
	10,063,636	Term Loan, 8.35%, Maturing June 30, 2010	10,189,432
	Audatex North America, Inc.
EUR	2,000,000	Term Loan, 9.36%, Maturing January 13, 2013	2,767,031
EUR	1,985,000	Term Loan, 6.13%, Maturing April 13, 2013	2,724,831
	Audio Visual Services Group, Inc.
	2,000,000	Term Loan, 7.60%, Maturing February 28, 2014	2,009,376
	Buhrmann US, Inc.
EUR	984,810	Term Loan, 5.65%, Maturing December 23, 2010	1,345,700
	10,723,266	Term Loan, 7.10%, Maturing December 31, 2010	10,766,835
	DynCorp International, LLC
	7,972,300	Term Loan, 7.63%, Maturing February 11, 2011	8,038,733
	FR Brand Acquisition Corp.
	10,200,000	Term Loan, 7.63%, Maturing February 7, 2014	10,260,568

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Gate Gourmet Borrower, LLC
	$3,152,285	Term Loan, 8.09%, Maturing March 9, 2012	$3,179,467
EUR	6,329,540	Term Loan, 6.63%, Maturing March 9, 2013	8,760,617
	Info USA, Inc.
	1,995,000	Term Loan, 7.32%, Maturing February 14, 2012	2,002,481
	4,394,486	Term Loan, 7.35%, Maturing February 14, 2012	4,410,966
	Investools, Inc.
	3,700,000	Term Loan, 8.60%, Maturing August 13, 2012	3,709,250
	Iron Mountain, Inc.
	24,000,000	Term Loan, 6.87%, Maturing April 16, 2014	24,127,512
	Language Line, Inc.
	10,654,452	Term Loan, 8.60%, Maturing June 11, 2011	10,759,334
	N.E.W. Holdings I, LLC
	6,234,146	Term Loan, 7.60%, Maturing August 8, 2014	6,277,006
	Nielsen Finance, LLC
	55,670,250	Term Loan, 7.61%, Maturing August 9, 2013	56,221,163
	PGS Solutions, Inc.
	2,000,000	Term Loan, 7.61%, Maturing February 14, 2013	2,020,000
	Protection One, Inc.
	8,370,137	Term Loan, 7.59%, Maturing March 31, 2012	8,404,145
	Quantum Corp.
	2,833,333	Term Loan, 9.34%, Maturing August 22, 2012	2,836,875
	Quintiles Transnational Corp.
	15,335,046	Term Loan, 7.35%, Maturing March 31, 2013	15,373,384
	RMK Acquisition Corp. (Aramark)
	2,279,445	Term Loan, 5.20%, Maturing January 26, 2014	2,292,784
	31,825,960	Term Loan, 7.48%, Maturing January 26, 2014	32,012,205
	Sabare, Inc.
	26,625,000	Term Loan, 7.61%, Maturing September 30, 2014	26,712,357
	Serena Software, Inc.
	3,795,000	Term Loan, 7.59%, Maturing March 10, 2013	3,820,616
	Sitel (Client Logic)
	8,201,404	Term Loan, 7.82%, Maturing January 29, 2014	8,262,915
	SunGard Data Systems, Inc.
	83,820,076	Term Loan, 7.36%, Maturing February 11, 2013	84,639,082
	TDS Investor Corp.
EUR	3,984,987	Term Loan, 6.66%, Maturing August 23, 2013	5,479,785
	24,537,747	Term Loan, 7.85%, Maturing August 23, 2013	24,780,326
	Telcordia Technologies, Inc.
	19,011,255	Term Loan, 8.11%, Maturing September 15, 2012	18,821,143
	West Corp.
	21,171,938	Term Loan, 7.75%, Maturing October 24, 2013	21,349,252
	Williams Scotsman, Inc.
	6,750,000	Term Loan, 6.82%, Maturing June 27, 2010	6,747,894
	Worldspan, L.P.
	11,172,000	Term Loan, 8.60%, Maturing December 7, 2013	11,229,256
			$504,290,282

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television — 5.2%
Atlantic Broadband Finance, LLC
	$14,048,735	Term Loan, 7.60%, Maturing February 10, 2011	$14,211,180
Bragg Communications, Inc.
	7,531,154	Term Loan, 7.11%, Maturing August 31, 2011	7,564,103
Bresnan Broadband Holdings, LLC
	17,051,500	Term Loan, 7.34%, Maturing March 29, 2014	17,124,583
Casema
EUR	3,000,000	Term Loan, 6.36%, Maturing November 14, 2014	4,153,551
EUR	3,000,000	Term Loan, 6.86%, Maturing November 14, 2015	4,168,221
Cequel Communications, LLC
	38,950,000	Term Loan, 7.35%, Maturing November 5, 2013	38,954,869
CSC Holdings, Inc.
	4,937,500	Term Loan, 6.58%, Maturing March 29, 2012	4,935,125
	22,747,731	Term Loan, 7.08%, Maturing March 29, 2013	22,853,895
DirecTV Holdings, LLC
	15,479,455	Term Loan, 6.82%, Maturing April 13, 2013	15,545,413
Insight Midwest Holdings, LLC
	45,950,000	Term Loan, 7.35%, Maturing April 6, 2014	46,240,772
Kabel Deutschland GmbH
EUR	15,600,000	Term Loan, 5.84%, Maturing March 31, 2012	21,491,462
Kablecom
EUR	1,000,000	Term Loan, 6.36%, Maturing November 14, 2014	1,384,517
EUR	1,000,000	Term Loan, 6.86%, Maturing November 14, 2015	1,389,407
MCC Iowa, LLC
	1,868,250	Term Loan, 6.85%, Maturing March 31, 2010	1,858,242
Mediacom Broadband Group
	7,980,000	Term Loan, 7.10%, Maturing January 31, 2015	7,975,012
	14,428,715	Term Loan, 7.10%, Maturing January 31, 2015	14,446,751
Mediacom Illinois, LLC
	2,000,000	Term Loan, 6.86%, Maturing September 30, 2012	1,986,250
	18,567,839	Term Loan, 7.10%, Maturing January 31, 2015	18,591,049
NTL Investment Holdings, Ltd.
	9,000,000	Term Loan, 7.36%, Maturing March 30, 2012	9,053,442
GBP	7,600,000	Term Loan, 7.45%, Maturing March 30, 2012	15,262,832
GBP	6,650,000	Term Loan, 7.85%, Maturing March 30, 2012	13,354,978
GBP	3,500,000	Term Loan, 8.48%, Maturing March 30, 2013	7,207,821
Orion Cable GmbH
EUR	6,500,000	Term Loan, 6.62%, Maturing October 31, 2014	8,960,373
EUR	6,500,000	Term Loan, 7.22%, Maturing October 31, 2015	9,002,093
Persona Communications Corp.
	7,450,000	Term Loan, 8.10%, Maturing October 12, 2013	7,547,781
	2,000,000	Term Loan, 11.35%, Maturing April 12, 2014	2,038,750

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
PKS Media (Netherlands) B.V.
EUR	1,730,000	Term Loan, 5.84%, Maturing October 5, 2013	$2,363,260
EUR	4,000,000	Term Loan, 6.34%, Maturing October 5, 2013	5,477,795
EUR	4,000,000	Term Loan, 6.84%, Maturing October 5, 2014	5,498,785
San Juan Cable, LLC
	987,506	Term Loan, 7.35%, Maturing October 31, 2012	991,209
UGS Corp.
	24,886,750	Term Loan, 7.07%, Maturing March 31, 2012	24,902,304
UPC Broadband Holding B.V.
	6,545,000	Term Loan, 7.37%, Maturing March 31, 2013	6,559,026
	6,545,000	Term Loan, 7.37%, Maturing December 31, 2013	6,559,026
Ypso Holding SA
EUR	30,000,000	Term Loan, 6.36%, Maturing July 28, 2014	41,151,143
			$410,805,020
Chemicals and Plastics — 6.0%
Basell Af S.A.R.L.
EUR	1,500,000	Term Loan, 6.10%, Maturing August 1, 2013	$2,067,859
	1,000,000	Term Loan, 7.57%, Maturing August 1, 2013	1,012,969
EUR	1,500,000	Term Loan, 6.85%, Maturing August 1, 2014	2,075,091
	1,000,000	Term Loan, 8.32%, Maturing August 1, 2014	1,012,969
Brenntag Holding GmbH and Co. KG
EUR	1,500,000	Term Loan, 6.60%, Maturing December 23, 2013	2,073,871
EUR	5,294,118	Term Loan, 6.63%, Maturing December 23, 2013	7,344,059
	10,000,000	Term Loan, 7.89%, Maturing December 23, 2013	10,118,111
EUR	2,205,882	Term Loan, 6.88%, Maturing December 23, 2014	3,080,232
GBP	2,000,000	Term Loan, 8.18%, Maturing December 23, 2014	4,055,196
EUR	1,000,000	Term Loan, 10.06%, Maturing June 23, 2015	1,400,291
Celanese Holdings, LLC
EUR	2,000,000	Term Loan, 5.67%, Maturing April 6, 2011	2,744,002
	7,000,000	Term Loan, 7.07%, Maturing April 2, 2014	7,044,849
	27,550,000	Term Loan, 7.10%, Maturing April 2, 2014	27,726,513
CII Carbon, LLC
	3,586,125	Term Loan, 7.38%, Maturing August 23, 2012	3,613,021
Columbian Chemical Acquisition
	4,653,000	Term Loan, 7.10%, Maturing March 16, 2013	4,658,816
Ferro Corp.
	16,226,000	Term Loan, 8.07%, Maturing June 6, 2012	16,231,079
First Chemical Holding
EUR	1,750,000	Term Loan, 6.369%, Maturing December 18, 2014(2)	2,415,929
EUR	1,750,000	Term Loan, 6.869%, Maturing December 18, 2015(2)	2,425,381
Georgia Gulf Corp.
	8,337,723	Term Loan, 7.32%, Maturing October 3, 2013	8,381,279
Hercules, Inc.
	9,030,308	Term Loan, 6.82%, Maturing October 8, 2010	9,049,498

Principal Amount		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Hexion Specialty Chemicals, Inc.
	$9,900,000	Term Loan, 5.22%, Maturing May 5, 2013	$9,983,150
	31,570,394	Term Loan, 7.88%, Maturing May 5, 2013	31,835,553
INEOS Group
EUR	2,970,000	Term Loan, 6.52%, Maturing December 14, 2011	4,116,722
EUR	2,970,000	Term Loan, 7.02%, Maturing December 14, 2011	4,132,793
	6,345,000	Term Loan, 7.58%, Maturing December 14, 2012	6,391,928
EUR	2,000,000	Term Loan, 7.77%, Maturing December 14, 2012	2,787,442
	6,459,750	Term Loan, 7.58%, Maturing December 14, 2013	6,540,497
	6,459,750	Term Loan, 8.08%, Maturing December 14, 2014	6,540,497
Innophos, Inc.
	8,933,319	Term Loan, 7.57%, Maturing August 10, 2010	8,981,711
Invista B.V.
	3,752,500	Term Loan, 6.85%, Maturing April 30, 2010	3,750,155
	16,664,807	Term Loan, 6.85%, Maturing April 29, 2011	16,696,054
ISP Chemo, Inc.
	20,199,722	Term Loan, 7.13%, Maturing February 16, 2013	20,345,806
Kranton Polymers, LLC
	13,696,150	Term Loan, 7.38%, Maturing May 12, 2013	13,818,840
Lucite International Group Holdings
	1,712,977	Term Loan, 8.07%, Maturing July 7, 2013(2)	1,734,389
	4,850,370	Term Loan, 8.07%, Maturing July 7, 2013	4,911,000
Lyondell Chemical Co.
	33,541,500	Term Loan, 6.86%, Maturing August 16, 2013	33,689,317
Momentive Performance Material
	5,000,000	Term Loan, 7.42%, Maturing December 4, 2013	5,031,770
	5,710,688	Term Loan, 7.63%, Maturing December 4, 2013	5,746,973
Mosaic Co.
	14,868,715	Term Loan, 7.12%, Maturing December 21, 2012	14,964,737
Nalco Co.
	27,328,749	Term Loan, 7.10%, Maturing November 4, 2010	27,512,972
PQ Corp.
	12,412,369	Term Loan, 7.35%, Maturing February 10, 2012	12,458,915
Professional Paint, Inc.
	5,582,813	Term Loan, 7.63%, Maturing May 31, 2012	5,554,898
Propex Fabrics, Inc.
	5,970,007	Term Loan, 8.36%, Maturing July 31, 2012	5,977,469
Rockwood Specialties Group, Inc.
EUR	2,774,087	Term Loan, 6.26%, Maturing July 30, 2011	3,799,345
	27,386,298	Term Loan, 7.36%, Maturing December 10, 2012	27,641,347
Sigmakalon (BC) Holdco B.V.
EUR	9,000,000	Term Loan, 6.41%, Maturing September 9, 2013	12,392,742
EUR	8,210,816	Term Loan, 7.16%, Maturing September 9, 2014	11,352,091
Solo Cup Co.
	19,419,539	Term Loan, 8.85%, Maturing February 27, 2011	19,750,273
	3,175,000	Term Loan, 11.57%, Maturing March 31, 2012	3,251,400

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Solutia, Inc.
	$5,550,000	DIP Loan, 8.36%, Maturing March 31, 2008	$5,615,978
TPG Spring UK, Ltd.
EUR	6,743,946	Term Loan, 6.66%, Maturing June 27, 2013	9,254,615
EUR	6,743,946	Term Loan, 7.16%, Maturing June 27, 2013	9,281,462
Wellman, Inc.
	6,250,000	Term Loan, 9.36%, Maturing February 10, 2009	6,305,987
			$480,679,843
Clothing / Textiles — 0.5%
Hanesbrands, Inc.
	$19,817,143	Term Loan, 7.11%, Maturing September 5, 2013	$19,954,515
	5,000,000	Term Loan, 9.11%, Maturing March 5, 2014	5,128,905
St. John Knits International, Inc.
	3,754,872	Term Loan, 8.35%, Maturing March 23, 2012	3,783,034
The William Carter Co.
	4,370,783	Term Loan, 6.85%, Maturing July 14, 2012	4,373,514
Warnaco, Inc.
	3,863,806	Term Loan, 6.86%, Maturing January 31, 2013	3,871,050
			$37,111,018
Conglomerates — 2.4%
American Greetings Corp.
	$5,497,738	Term Loan, 0.00%, Maturing April 4, 2013(2)	$5,496,022
Amsted Industries, Inc.
	12,777,726	Term Loan, 7.35%, Maturing October 15, 2010	12,825,642
	12,500,000	Term Loan, 6.33%, Maturing April 5, 2013(2)	12,531,250
Blount, Inc.
	3,583,647	Term Loan, 7.08%, Maturing August 9, 2010	3,588,126
Bushnell Performance Optics
	739,020	Term Loan, 8.34%, Maturing August 19, 2011	743,023
Dundee Holdco 4 Limited
EUR	1,457,800	Term Loan, 6.64%, Maturing February 17, 2014	1,995,750
EUR	2,186,700	Term Loan, 9.64%, Maturing August 17, 2015	3,021,603
Dundee Holding, Inc.
	2,761,950	Term Loan, 8.11%, Maturing February 17, 2014	2,768,855
Education Management, LLC
	11,910,000	Term Loan, 7.38%, Maturing June 1, 2013	11,969,550
Euramax International, Inc.
	4,605,919	Term Loan, 8.38%, Maturing June 28, 2012	4,605,919
GBP	934,942	Term Loan, 8.84%, Maturing June 29, 2012	1,861,953
GenTek, Inc.
	4,123,454	Term Loan, 7.36%, Maturing February 25, 2011	4,140,208

Principal Amount		Borrower/Tranche Description	Value
Conglomerates (continued)
Goodman Global Holdings, Inc.
	$9,427,762	Term Loan, 7.13%, Maturing December 23, 2011	$9,459,185
ISS Holdings A/S
EUR	6,510,926	Term Loan, 6.52%, Maturing December 31, 2013	9,030,180
GBP	5,068,562	Term Loan, 8.17%, Maturing December 31, 2013	10,263,069
Jarden Corp.
	22,883,565	Term Loan, 7.10%, Maturing January 24, 2012	22,950,438
Johnson Diversey, Inc.
	2,500,000	Term Loan, 7.86%, Maturing December 16, 2010	2,533,332
	13,001,056	Term Loan, 7.86%, Maturing December 16, 2011	13,174,399
Platinum 100, Ltd.
GBP	3,000,000	Term Loan, 8.15%, Maturing January 15, 2013	6,027,844
GBP	3,000,000	Term Loan, 8.65%, Maturing January 15, 2014	6,050,342
Polymer Group, Inc.
	3,000,000	Revolving Loan, 9.50%, Maturing November 22, 2010(2)	2,940,000
	21,507,999	Term Loan, 7.59%, Maturing November 22, 2012	21,568,501
RBS Global, Inc.
	2,271,250	Term Loan, 7.58%, Maturing July 19, 2013	2,290,769
Rexnord Corp.
	10,542,623	Term Loan, 7.86%, Maturing July 19, 2013	10,633,226
US Investigations Services, Inc.
	6,521,070	Term Loan, 7.85%, Maturing October 14, 2012	6,574,054
	3,851,250	Term Loan, 7.85%, Maturing October 14, 2013	3,882,541
			$192,925,781
Containers and Glass Products — 3.4%
Berry Plastics Corp.
	$15,925,000	Term Loan, 7.32%, Maturing April 3, 2015	$15,992,188
Bluegrass Container Co.
	13,423,562	Term Loan, 7.59%, Maturing June 30, 2013	13,588,954
Consolidated Container Holding
	9,000,000	Term Loan, 7.60%, Maturing March 28, 2014	9,035,622
Crown Americas, Inc.
EUR	4,455,000	Term Loan, 5.56%, Maturing November 15, 2012	6,079,961
	11,286,000	Term Loan, 7.11%, Maturing November 15, 2012	11,324,090
Graham Packaging Holdings Co.
	35,775,000	Term Loan, 7.63%, Maturing October 7, 2011	36,035,871
Graphic Packaging International, Inc.
	10,500,000	Revolving Loan, 8.32%, Maturing August 8, 2007(2)	10,408,125
	38,430,252	Term Loan, 7.83%, Maturing August 8, 2010	38,589,391
IPG (US), Inc.
	10,376,328	Term Loan, 8.05%, Maturing July 28, 2011	10,415,239
JSG Acquisitions
EUR	17,250,000	Term Loan, 6.12%, Maturing December 31, 2014	23,805,866
EUR	17,250,000	Term Loan, 6.64%, Maturing December 31, 2014	23,911,617

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Containers and Glass Products (continued)
OI European Group B.V.
EUR	12,316,500	Term Loan, 5.36%, Maturing June 14, 2013	$16,756,415
Owens-Brockway Glass Container
	10,288,188	Term Loan, 6.82%, Maturing June 14, 2013	10,323,558
Picnal Acquisition, Inc.
GBP	1,836,844	Term Loan, 8.26%, Maturing June 30, 2011	3,671,608
GBP	2,172,616	Term Loan, 8.76%, Maturing June 30, 2012	4,354,171
Pregis Corp.
	2,659,500	Term Loan, 7.60%, Maturing October 12, 2011	2,681,108
Smurfit-Stone Container Corp.
	3,225,483	Term Loan, 5.22%, Maturing November 1, 2011	3,253,522
	4,576,977	Term Loan, 7.38%, Maturing November 1, 2011	4,616,765
	24,524,372	Term Loan, 7.38%, Maturing November 1, 2011	24,737,563
			$269,581,634
Cosmetics / Toiletries — 0.2%
American Safety Razor Co.
	$3,473,750	Term Loan, 7.86%, Maturing July 31, 2013	$3,504,145
Prestige Brands, Inc.
	13,310,452	Term Loan, 7.63%, Maturing April 7, 2011	13,393,643
			$16,897,788
Drugs — 0.5%
Pharmaceutical Holdings Corp.
	$5,400,000	Term Loan, 8.57%, Maturing January 30, 2012	$5,413,500
Stiefel Laboratories, Inc.
	10,049,812	Term Loan, 7.61%, Maturing December 28, 2013	10,150,311
Warner Chilcott Corp.
	6,586,999	Term Loan, 7.35%, Maturing January 18, 2012	6,626,166
	21,489,246	Term Loan, 7.36%, Maturing January 18, 2012	21,619,707
			$43,809,684
Ecological Services and Equipment — 1.8%
Allied Waste Industries, Inc.
	$9,113,375	Term Loan, 5.33%, Maturing January 15, 2012	$9,168,055
	23,771,920	Term Loan, 7.10%, Maturing January 15, 2012	23,903,522
AVR Acquisitions B.V.
EUR	3,500,000	Term Loan, 6.41%, Maturing March 31, 2014	4,878,128
EUR	3,500,000	Term Loan, 6.16%, Maturing March 31, 2015	4,860,216
Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 6.17%, Maturing April 1, 2015	2,777,692
Casella Waste Systems, Inc.
	3,000,000	Term Loan, 7.36%, Maturing April 28, 2010	3,016,875

Principal Amount		Borrower/Tranche Description	Value
Ecological Services and Equipment (continued)
Duratek, Inc.
	$4,550,964	Term Loan, 7.63%, Maturing June 7, 2013	$4,596,473
EnergySolutions, LLC
	479,560	Term Loan, 7.57%, Maturing June 7, 2013	484,355
	9,819,856	Term Loan, 7.63%, Maturing June 7, 2013	9,918,055
Environmental Systems, Inc.
	4,895,278	Term Loan, 10.75%, Maturing December 12, 2008	4,883,040
	1,000,000	Term Loan, 17.25%, Maturing December 12, 2010	562,500
IESI Corp.
	9,267,647	Term Loan, 7.11%, Maturing January 20, 2012	9,296,608
Kemble Water Structure Ltd.
GBP	12,750,000	Term Loan, 9.33%, Maturing October 13, 2013	25,765,460
PHS Group PIC
GBP	1,500,000	Term Loan, 7.99%, Maturing July 5, 2010	3,014,774
GBP	1,500,000	Term Loan, 8.49%, Maturing July 5, 2011	3,032,587
Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 0.00%, Maturing December 17, 2009(2)	2,835,000
	965,556	Term Loan, 7.36%, Maturing December 17, 2010	970,384
	8,912,822	Term Loan, 7.36%, Maturing December 17, 2010	8,957,386
Sulo GmbH
EUR	7,250,000	Term Loan, 6.58%, Maturing January 19, 2014	9,959,375
EUR	7,250,000	Term Loan, 7.08%, Maturing January 19, 2015	10,001,634
			$142,882,119
Electronics / Electrical — 2.5%
Advanced Micro Devices, Inc.
	$16,771,140	Term Loan, 7.34%, Maturing December 31, 2013	$16,816,874
AMI Semiconductor, Inc.
	7,813,133	Term Loan, 6.82%, Maturing April 1, 2012	7,793,600
Aspect Software, Inc.
	11,044,500	Term Loan, 8.31%, Maturing July 11, 2011	11,159,551
Communications & Power, Inc.
	3,760,641	Term Loan, 7.57%, Maturing July 23, 2010	3,777,094
EnerSys Capital, Inc.
	10,252,654	Term Loan, 7.11%, Maturing March 17, 2011	10,316,734
Fairchild Semiconductor Corp.
	16,450,688	Term Loan, 6.85%, Maturing June 26, 2013	16,440,406
FCI International S.A.S.
EUR	750,000	Term Loan, 6.24%, Maturing November 1, 2013	1,038,489
	1,000,000	Term Loan, 7.73%, Maturing November 1, 2013	1,012,708
	764,245	Term Loan, 7.74%, Maturing November 1, 2013	773,957
	735,755	Term Loan, 7.87%, Maturing November 1, 2013	745,105
	764,245	Term Loan, 8.62%, Maturing November 1, 2013	771,887
	735,755	Term Loan, 8.62%, Maturing November 1, 2013	743,113
EUR	750,000	Term Loan, 6.24%, Maturing October 31, 2014	1,038,489

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Fender Musical Instruments Co.
	$1,410,186	Term Loan, 8.11%, Maturing March 30, 2012	$1,431,339
	500,000	Term Loan, 11.36%, Maturing October 1, 2012	512,500
Freescale Semiconductor, Inc.
	34,513,500	Term Loan, 7.11%, Maturing December 1, 2013	34,611,484
Ganymed 347 VV GmbH
EUR	1,500,000	Term Loan, 6.87%, Maturing April 30, 2013	2,065,569
EUR	1,500,000	Term Loan, 7.37%, Maturing April 30, 2014	2,075,076
Infor Enterprise Solutions Holdings
EUR	2,992,500	Term Loan, 6.91%, Maturing July 28, 2012	4,124,855
	33,185,743	Term Loan, 9.10%, Maturing July 28, 2012	33,442,223
Intergraph Corp.
	3,799,524	Term Loan, 7.86%, Maturing May 29, 2014	3,827,230
Invensys International Holding
EUR	1,001,757	Term Loan, 5.91%, Maturing December 15, 2010	1,374,838
	2,166,667	Term Loan, 7.36%, Maturing December 15, 2010	2,185,174
	2,333,333	Term Loan, 7.35%, Maturing January 15, 2011	2,353,265
Open Solutions, Inc.
	12,400,000	Term Loan, 7.49%, Maturing January 23, 2014	12,462,000
Sensata Technologies Finance Co.
	7,900,350	Term Loan, 7.10%, Maturing April 27, 2013	7,905,509
SS&C Technologies, Inc.
	5,096,774	Term Loan, 7.32%, Maturing November 23, 2012	5,127,569
	206,669	Term Loan, 7.84%, Maturing November 23, 2012	207,918
Vertafore, Inc.
	12,575,000	Term Loan, 7.82%, Maturing January 31, 2012	12,649,670
			$198,784,226
Equipment Leasing — 0.8%
AWAS Capital, Inc.
	$16,921,144	Term Loan, 7.13%, Maturing March 22, 2013	$16,836,539
Maxim Crane Works, L.P.
	7,589,673	Term Loan, 7.33%, Maturing January 28, 2010	7,603,904
Rental Service Corp.
	4,100,000	Term Loan, 8.86%, Maturing November 30, 2013	4,169,700
The Hertz Corp.
	2,875,000	Term Loan, 5.35%, Maturing December 21, 2012	2,898,247
	16,059,750	Term Loan, 7.08%, Maturing December 21, 2012(2)	16,189,609
United Rentals, Inc.
	5,212,716	Term Loan, 5.32%, Maturing February 14, 2011	5,242,579
	11,377,494	Term Loan, 7.32%, Maturing February 14, 2011	11,442,676
			$64,383,254

Principal Amount	Borrower/Tranche Description	Value
Farming / Agriculture — 0.2%
Central Garden & Pet Co.
$10,914,613	Term Loan, 6.82%, Maturing February 28, 2014	$10,933,375
United Agri Products, Inc.
2,977,500	Term Loan, 7.36%, Maturing June 8, 2012	2,984,944
		$13,918,319
Financial Intermediaries — 1.0%
Citgo III, Ltd.
$1,725,000	Term Loan, 8.11%, Maturing August 3, 2013	$1,738,477
1,725,000	Term Loan, 8.61%, Maturing August 3, 2014	1,744,406
Coinstar, Inc.
8,382,307	Term Loan, 7.35%, Maturing July 7, 2011	8,429,458
E.A. Viner International Co.
1,188,750	Term Loan, 7.85%, Maturing July 31, 2013	1,200,637
Grosvenor Capital Management
4,364,063	Term Loan, 7.60%, Maturing December 5, 2013	4,413,158
iPayment, Inc.
7,078,500	Term Loan, 7.34%, Maturing May 10, 2013	7,082,924
LPL Holdings, Inc.
25,666,236	Term Loan, 7.85%, Maturing June 30, 2013	26,023,151
Oxford Acquisition III, Ltd.
10,025,000	Term Loan, 7.74%, Maturing September 20, 2013	10,125,090
The Geo Group, Inc.
1,348,664	Term Loan, 6.82%, Maturing January 24, 2014	1,353,722
The Macerich Partnership, L.P.
11,280,000	Term Loan, 6.88%, Maturing April 25, 2010	11,301,150
		$73,412,173
Food Products — 3.1%
Acosta, Inc.
$17,865,000	Term Loan, 7.57%, Maturing July 28, 2013	$18,025,035
Advance Food Company, Inc.
555,556	Term Loan, 0.00%, Maturing March 16, 2014(2)	556,077
1,944,444	Term Loan, 7.10%, Maturing March 16, 2014	1,946,268
American Seafoods Group, LLC
3,991,434	Term Loan, 7.10%, Maturing September 30, 2012	4,008,896
B&G Foods, Inc.
3,000,000	Term Loan, 7.36%, Maturing February 23, 2013	3,018,750
BF Bolthouse HoldCo, LLC
6,369,375	Term Loan, 7.63%, Maturing December 16, 2012	6,407,196
Birds Eye Foods, Inc.
5,000,000	Term Loan, 7.09%, Maturing March 22, 2013	5,013,280

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Food Products (continued)
BL Marketing, Ltd.
GBP	2,200,000	Term Loan, 8.23%, Maturing December 20, 2013	$4,465,665
GBP	2,200,000	Term Loan, 8.73%, Maturing December 20, 2014	4,484,914
GBP	2,500,000	Term Loan, 10.19%, Maturing June 30, 2015	5,139,719
Black Lion Beverages III B.V.
EUR	1,500,000	Term Loan, 6.35%, Maturing December 31, 2013	2,084,229
EUR	1,500,000	Term Loan, 6.83%, Maturing December 31, 2014	2,089,347
EUR	3,000,000	Term Loan, 8.60%, Maturing January 24, 2016	4,196,606
Bumble Bee Seafood, LLC
	3,000,000	Term Loan, 7.11%, Maturing May 2, 2012	3,003,750
Charden International B.V.
EUR	1,000,000	Term Loan, 6.54%, Maturing March 14, 2014	1,372,711
EUR	1,000,000	Term Loan, 7.04%, Maturing March 14, 2015	1,378,397
EUR	1,500,000	Term Loan, 9.54%, Maturing March 14, 2016	2,069,302
Chiquita Brands, LLC
	9,586,973	Term Loan, 8.38%, Maturing June 28, 2012	9,712,802
Dean Foods Co.
	29,175,000	Term Loan, 6.87%, Maturing April 2, 2014	29,258,207
Del Monte Corp.
	5,701,135	Term Loan, 6.84%, Maturing February 8, 2012	5,719,458
Dole Food Company, Inc.
	1,284,358	Term Loan, 5.23%, Maturing April 12, 2013	1,284,537
	9,536,358	Term Loan, 7.46%, Maturing April 12, 2013	9,537,684
	2,860,907	Term Loan, 7.54%, Maturing April 12, 2013	2,861,305
Foodvest Limited
EUR	632,918	Term Loan, 6.23%, Maturing March 16, 2014	872,952
GBP	437,500	Term Loan, 7.83%, Maturing March 16, 2014	880,539
EUR	580,555	Term Loan, 6.73%, Maturing March 16, 2015	803,592
GBP	401,305	Term Loan, 8.33%, Maturing March 16, 2015	809,571
GBP	500,000	Term Loan, 10.33%, Maturing September 16, 2015	1,021,017
Michael Foods, Inc.
	16,378,354	Term Loan, 7.36%, Maturing November 21, 2010	16,446,603
Nash-Finch Co.
	5,173,200	Term Loan, 7.88%, Maturing November 12, 2010	5,186,133
National Dairy Holdings, L.P.
	8,398,110	Term Loan, 7.32%, Maturing March 15, 2012	8,413,857
Picard Surgeles S.A.
EUR	8,000,000	Term Loan, 6.08%, Maturing June 4, 2014	11,044,245
Pinnacle Foods Finance, LLC
	7,000,000	Revolving Loan, 0.00%, Maturing April 2, 2013(2)	6,790,000
	32,600,000	Term Loan, 8.10%, Maturing April 2, 2014	32,860,800
QCE Finance, LLC
	10,128,487	Term Loan, 7.60%, Maturing May 5, 2013	10,179,130
Reddy Ice Group, Inc.
	14,335,000	Term Loan, 7.11%, Maturing August 9, 2012	14,375,324

Principal Amount		Borrower/Tranche Description	Value
Food Products (continued)
Ruby Acquisitions, Ltd.
GBP	2,539,204	Term Loan, 8.35%, Maturing January 5, 2015	$5,082,790
United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.39%, Maturing December 14, 2014	1,678,066
GBP	3,859,511	Term Loan, 8.23%, Maturing December 14, 2014	7,842,942
			$251,921,696
Food Service — 1.2%
AFC Enterprises, Inc.
	$3,223,266	Term Loan, 7.13%, Maturing May 23, 2009	$3,247,441
Buffets, Inc.
	1,475,833	Term Loan, 5.26%, Maturing May 1, 2013	1,488,286
	11,146,231	Term Loan, 8.36%, Maturing November 1, 2013	11,240,283
Burger King Corp.
	6,935,164	Term Loan, 6.88%, Maturing June 30, 2012	6,961,649
CBRL Group, Inc.
	3,882,759	Term Loan, 0.00%, Maturing April 27, 2013(2)	3,881,140
	9,585,062	Term Loan, 6.86%, Maturing April 27, 2013	9,608,028
CKE Restaurants, Inc.
	9,000,000	Term Loan, 6.75%, Maturing March 27, 2013	9,011,250
Denny's, Inc.
	1,063,333	Term Loan, 7.32%, Maturing March 31, 2012	1,073,635
	6,410,166	Term Loan, 7.35%, Maturing March 31, 2012	6,472,268
Domino's, Inc.
	6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009(2)	6,559,630
Elior Sca
EUR	701,754	Term Loan, 6.29%, Maturing June 23, 2014	971,487
EUR	701,754	Term Loan, 6.79%, Maturing June 23, 2015	975,876
Holding Bercy Investissement S
EUR	1,096,491	Term Loan, 6.54%, Maturing June 23, 2011	1,522,621
Landry's Restaurants, Inc.
	2,103,677	Term Loan, 7.08%, Maturing December 28, 2010	2,106,744
Maine Beverage Co., LLC
	3,339,286	Term Loan, 7.10%, Maturing June 30, 2010	3,330,937
NPC International, Inc.
	4,368,535	Term Loan, 7.10%, Maturing May 3, 2013	4,379,456
Nutro Products, Inc.
	3,535,840	Term Loan, 7.35%, Maturing April 26, 2013	3,539,157
Sagittarius Restaurants, LLC
	4,831,212	Term Loan, 7.62%, Maturing March 29, 2013	4,858,388
SSP Financing, Ltd.
EUR	1,025,146	Term Loan, 6.32%, Maturing June 15, 2014	1,415,009
	3,954,516	Term Loan, 7.76%, Maturing June 15, 2014	3,984,175
EUR	1,025,146	Term Loan, 6.82%, Maturing June 15, 2015	1,421,130
	3,954,516	Term Loan, 8.26%, Maturing June 15, 2015	4,000,653
			$92,049,243

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Food / Drug Retailers — 1.1%
	General Nutrition Centers, Inc.
	$12,300,000	Term Loan, 7.60%, Maturing September 16, 2013	$12,295,387
	Giant Eagle, Inc.
	11,988,150	Term Loan, 6.85%, Maturing November 7, 2012	12,040,598
	Roundy's Supermarkets, Inc.
	24,120,298	Term Loan, 8.09%, Maturing November 3, 2011	24,352,456
	Supervalu, Inc.
	14,355,000	Term Loan, 6.84%, Maturing June 1, 2012	14,430,852
	The Jean Coutu Group (PJC), Inc.
	24,998,553	Term Loan, 7.88%, Maturing July 30, 2011	25,058,649
			$88,177,942
	Forest Products — 1.9%
	Appleton Papers, Inc.
	$11,990,672	Term Loan, 7.60%, Maturing June 11, 2010	$12,020,649
	Boise Cascade Holdings, LLC
	18,677,451	Term Loan, 6.82%, Maturing October 29, 2011	18,763,404
	Buckeye Technologies, Inc.
	6,662,408	Term Loan, 7.33%, Maturing April 15, 2010	6,674,900
	Domtar Corp.
	17,000,000	Term Loan, 6.74%, Maturing March 7, 2014	17,002,125
	Georgia-Pacific Corp.
	71,404,195	Term Loan, 7.09%, Maturing December 20, 2012	71,839,303
	NewPage Corp.
	12,341,379	Term Loan, 7.63%, Maturing May 2, 2011	12,464,793
	Xerium Technologies, Inc.
EUR	1,965,000	Term Loan, 6.67%, Maturing May 18, 2012	2,689,444
	9,259,910	Term Loan, 8.10%, Maturing May 18, 2012	9,283,060
			$150,737,678
	Healthcare — 6.6%
	Accellent, Inc.
	$3,209,375	Term Loan, 7.86%, Maturing November 22, 2012	$3,208,707
	Alliance Imaging, Inc.
	8,832,983	Term Loan, 7.88%, Maturing December 29, 2011	8,881,565
	American Achievement Corp.
	5,535,973	Term Loan, 7.72%, Maturing March 25, 2011	5,576,342
	American Medical Systems
	12,536,925	Term Loan, 7.68%, Maturing July 20, 2012	12,552,596
	AMN Healthcare, Inc.
	2,705,099	Term Loan, 7.10%, Maturing November 2, 2011	2,713,553
	AMR HoldCo, Inc.
	6,037,874	Term Loan, 7.38%, Maturing February 10, 2012	6,062,406

	Principal Amount	Borrower/Tranche Description	Value
	Healthcare (continued)
	Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 6.56%, Maturing March 23, 2015	$8,851,585
	CB Diagnostics AB
	999,652	Term Loan, 7.46%, Maturing January 16, 2015	1,012,148
	2,318,673	Term Loan, 7.71%, Maturing January 16, 2016	2,359,250
	Community Health Systems, Inc.
	47,733,440	Term Loan, 7.10%, Maturing August 19, 2011	47,908,717
	8,955,000	Term Loan, 7.10%, Maturing February 29, 2012	8,987,883
	Concentra Operating Corp.
	7,287,856	Term Loan, 7.33%, Maturing September 30, 2011	7,315,186
	ConMed Corp.
	5,735,185	Term Loan, 7.07%, Maturing April 13, 2013	5,738,770
	CRC Health Corp.
	7,815,849	Term Loan, 7.85%, Maturing February 6, 2013	7,864,698
	Davita, Inc.
	32,753,823	Term Loan, 6.84%, Maturing October 5, 2012	32,886,902
	DJ Orthopedics, LLC
	2,477,750	Term Loan, 6.88%, Maturing April 7, 2013	2,477,750
	Emdeon Business Services, LLC
	13,773,197	Term Loan, 7.60%, Maturing November 16, 2013	13,850,671
	Encore Medical Finance, LLC
	8,159,051	Term Loan, 7.88%, Maturing November 3, 2013	8,187,102
	FGX International, Inc.
	3,960,000	Term Loan, 9.35%, Maturing December 12, 2012	3,969,900
	FHC Health Systems, Inc.
	888,889	Term Loan, 12.11%, Maturing June 27, 2008	915,556
	989,205	Term Loan, 12.11%, Maturing December 18, 2009	1,018,881
	692,443	Term Loan, 14.11%, Maturing December 18, 2009	709,754
	3,250,000	Term Loan, 15.11%, Maturing February 7, 2011	3,331,250
	Fresenius Medical Care Holdings
	24,938,056	Term Loan, 6.73%, Maturing March 31, 2013	24,945,089
	Gambro Holding AB
EUR	2,000,000	Term Loan, 6.60%, Maturing June 5, 2014	2,768,737
	1,500,000	Term Loan, 7.87%, Maturing June 5, 2014	1,515,937
EUR	2,000,000	Term Loan, 7.10%, Maturing June 5, 2015	2,781,410
	1,500,000	Term Loan, 8.37%, Maturing June 5, 2015	1,522,500
	Graceway Pharmaceuticals, LLC
	12,819,300	Term Loan, 7.85%, Maturing December 29, 2011	12,843,336
	Hanger Orthopedic Group, Inc.
	5,433,937	Term Loan, 7.60%, Maturing May 30, 2013	5,463,417
	HCA, Inc.
	61,246,500	Term Loan, 7.60%, Maturing November 18, 2013	61,958,246
	Health Management Association, Inc.
	24,725,000	Term Loan, 7.10%, Maturing February 28, 2014	24,851,196

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Healthcare (continued)
HealthSouth Corp.
	$17,368,750	Term Loan, 7.85%, Maturing March 10, 2013	$17,509,871
Ikaria Acquisition, Inc.
	5,336,170	Term Loan, 7.84%, Maturing March 28, 2013	5,369,521
Kinetic Concepts, Inc.
	5,560,985	Term Loan, 6.85%, Maturing October 3, 2009	5,573,152
Leiner Health Products, Inc.
	8,120,375	Term Loan, 8.58%, Maturing May 27, 2011	8,064,547
LifeCare Holdings, Inc.
	9,111,250	Term Loan, 7.60%, Maturing August 11, 2012	9,049,749
LifePoint Hospitals, Inc.
	30,559,918	Term Loan, 6.99%, Maturing April 15, 2012	30,520,771
Magellan Health Services, Inc.
	3,679,054	Term Loan, 5.20%, Maturing August 15, 2008	3,688,252
	2,299,409	Term Loan, 7.10%, Maturing August 15, 2008	2,305,157
Matria Healthcare, Inc.
	3,161,743	Term Loan, 7.35%, Maturing January 19, 2012	3,177,552
Multiplan Merger Corp.
	9,233,838	Term Loan, 7.82%, Maturing April 12, 2013	9,308,862
National Mentor Holdings, Inc.
	484,400	Term Loan, 5.32%, Maturing June 29, 2013	486,368
	8,104,358	Term Loan, 7.35%, Maturing June 29, 2013	8,137,286
Nyco Holdings
EUR	9,850,000	Term Loan, 6.41%, Maturing December 29, 2014	13,495,295
EUR	9,850,000	Term Loan, 6.91%, Maturing December 29, 2015	13,556,917
P&F Capital S.A.R.L.
EUR	836,893	Term Loan, 6.30%, Maturing February 21, 2014	1,158,966
EUR	260,194	Term Loan, 6.30%, Maturing February 21, 2014	360,328
EUR	500,938	Term Loan, 6.30%, Maturing February 21, 2014	693,721
EUR	401,974	Term Loan, 6.30%, Maturing February 21, 2014	556,671
EUR	378,378	Term Loan, 6.80%, Maturing February 21, 2015	526,021
EUR	140,541	Term Loan, 6.80%, Maturing February 21, 2015	195,379
EUR	291,892	Term Loan, 6.80%, Maturing February 21, 2015	405,787
EUR	1,189,189	Term Loan, 6.80%, Maturing February 21, 2015	1,653,207
RadNet Management, Inc.
	4,488,750	Term Loan, 8.83%, Maturing November 15, 2012	4,511,194
Renal Advantage, Inc.
	2,315,482	Term Loan, 7.85%, Maturing October 5, 2012	2,338,637
Select Medical Holding Corp.
	2,000,000	Revolving Loan, 9.25%, Maturing February 24, 2010(2)	1,995,000
	9,751,000	Term Loan, 7.36%, Maturing February 24, 2012	9,734,930
Sunrise Medical Holdings, Inc.
	5,745,846	Term Loan, 8.88%, Maturing May 13, 2010	5,688,387
Vanguard Health Holding Co., LLC
	14,873,630	Term Loan, 7.60%, Maturing September 23, 2011	14,988,276

Principal Amount		Borrower/Tranche Description	Value
Healthcare (continued)
Ventiv Health, Inc.
	$3,424,048	Term Loan, 6.85%, Maturing October 5, 2011	$3,427,259
VWR International, Inc.
EUR	2,314,431	Term Loan, 6.25%, Maturing April 7, 2011	3,182,310
	9,734,271	Term Loan, 7.61%, Maturing April 7, 2011	9,798,157
			$526,488,570
Home Furnishings — 1.1%
Interline Brands, Inc.
	$13,215,128	Term Loan, 7.07%, Maturing June 23, 2013	$13,239,906
Knoll, Inc.
	8,958,544	Term Loan, 7.10%, Maturing October 3, 2012	9,010,056
National Bedding Co., LLC
	11,349,800	Term Loan, 7.35%, Maturing August 31, 2011	11,375,337
	1,500,000	Term Loan, 10.36%, Maturing August 31, 2012	1,528,125
Oreck Corp.
	4,256,189	Term Loan, 10.00%, Maturing February 2, 2012	4,149,784
Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 6.56%, Maturing April 7, 2013	6,157,104
EUR	4,478,261	Term Loan, 7.06%, Maturing April 7, 2014	6,179,876
Sealy Mattress Co.
	5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012(2)	4,887,625
	6,657,221	Term Loan, 6.85%, Maturing August 25, 2012	6,668,871
Simmons Co.
	21,880,243	Term Loan, 7.43%, Maturing December 19, 2011	22,016,994
	2,500,000	Term Loan, 10.65%, Maturing February 15, 2012	2,477,082
			$87,690,760
Industrial Equipment — 1.9%
Aearo Technologies, Inc.
	$6,237,000	Term Loan, 7.85%, Maturing March 22, 2013	$6,309,767
Alliance Laundry Holdings, LLC
	3,678,351	Term Loan, 7.57%, Maturing January 27, 2012	3,708,238
Baldor Electric Co.
	7,016,625	Term Loan, 7.13%, Maturing January 31, 2014	7,052,438
Brock Holdings III, Inc.
	3,050,000	Term Loan, 7.32%, Maturing February 26, 2014	3,065,250
Colfax Corp.
	2,003,327	Term Loan, 7.63%, Maturing May 30, 2009	2,016,475
EUR	4,937,500	Term Loan, 6.17%, Maturing December 19, 2011	6,788,992
Douglas Dynamics Holdings, Inc.
	4,124,249	Term Loan, 7.10%, Maturing December 16, 2010	4,093,317
Flowserve Corp.
	13,690,341	Term Loan, 6.88%, Maturing August 10, 2012	13,726,278

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Industrial Equipment (continued)
Generac Acquisition Corp.
	$11,895,000	Term Loan, 7.85%, Maturing November 7, 2013	$11,912,842
Gleason Corp.
	5,067,879	Term Loan, 7.60%, Maturing June 30, 2013	5,110,642
GSCP Athena (Finnish) Holdings
EUR	5,929,358	Term Loan, 6.35%, Maturing August 31, 2013	8,123,885
EUR	5,718,347	Term Loan, 6.85%, Maturing August 31, 2014	7,868,217
Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 0.00%, Maturing December 27, 2010(2)	4,423,695
GBP	2,781,352	Term Loan, 7.43%, Maturing December 27, 2010	5,522,889
John Maneely Co.
	16,924,176	Term Loan, 8.61%, Maturing December 8, 2013	16,977,064
Kion Group GmbH
	2,250,000	Term Loan, 7.58%, Maturing December 23, 2014	2,280,636
	2,250,000	Term Loan, 7.83%, Maturing December 23, 2015	2,291,886
PP Acquisition Corp.
	20,433,761	Term Loan, 8.32%, Maturing November 12, 2011	20,535,930
Prysmian S.R.L.
EUR	3,300,183	Term Loan, 6.35%, Maturing August 22, 2014	4,521,621
EUR	291,193	Term Loan, 6.85%, Maturing August 22, 2015	400,670
Terex Corp.
	5,657,250	Term Loan, 7.10%, Maturing July 13, 2013	5,678,465
TFS Acquisition Corp.
	5,472,500	Term Loan, 8.85%, Maturing August 11, 2013	5,513,544
TNT Logistics Holdings
EUR	3,139,353	Term Loan, 6.36%, Maturing January 4, 2014	4,339,898
EUR	1,135,787	Term Loan, 6.42%, Maturing January 4, 2014	1,570,133
			$153,832,772
Insurance — 0.8%
ARG Holding, Inc.
	$7,850,625	Term Loan, 8.38%, Maturing November 30, 2011	$7,914,411
	500,000	Term Loan, 12.63%, Maturing November 30, 2012	507,812
CCC Information Services Group
	4,753,361	Term Loan, 7.85%, Maturing February 10, 2013	4,781,587
Conseco, Inc.
	22,938,740	Term Loan, 7.32%, Maturing October 10, 2013	23,074,950
Hilb, Rogal & Hobbs Co.
	5,643,000	Term Loan, 6.85%, Maturing April 26, 2013	5,651,227
U.S.I. Holdings Corp.
	18,567,946	Term Loan, 7.57%, Maturing March 24, 2011	18,591,156
			$60,521,143

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies — 4.6%
24 Hour Fitness Worldwide, Inc.
$11,414,700	Term Loan, 7.85%, Maturing June 8, 2012	$11,493,176
Alliance Atlantis Communications, Inc.
6,469,960	Term Loan, 6.82%, Maturing December 31, 2011	6,472,994
AMC Entertainment, Inc.
16,787,699	Term Loan, 7.07%, Maturing January 26, 2013	16,887,754
AMF Bowling Worldwide, Inc.
2,154,471	Term Loan, 8.32%, Maturing August 27, 2009	2,169,283
Bombardier Recreational Product
14,400,000	Term Loan, 7.86%, Maturing June 28, 2013	14,512,507
Butterfly Wendel US, Inc.
1,237,500	Term Loan, 8.08%, Maturing June 22, 2013	1,257,545
1,237,500	Term Loan, 7.83%, Maturing June 22, 2014	1,251,358
Carmike Cinemas, Inc.
6,692,695	Term Loan, 8.59%, Maturing May 19, 2012	6,771,575
9,335,522	Term Loan, 8.61%, Maturing May 19, 2012	9,445,551
Cedar Fair, L.P.
4,962,500	Term Loan, 7.33%, Maturing August 31, 2011	5,010,056
19,105,625	Term Loan, 7.32%, Maturing August 30, 2012	19,308,622
Cinemark, Inc.
30,798,991	Term Loan, 7.13%, Maturing October 5, 2013	30,957,267
Dave & Buster's, Inc.
2,371,269	Term Loan, 7.85%, Maturing March 8, 2013	2,389,054
Deluxe Entertainment Services
3,900,000	Term Loan, 5.25%, Maturing January 28, 2011	3,841,500
2,923,858	Term Loan, 8.35%, Maturing January 28, 2011	2,936,042
DW Funding, LLC
6,500,000	Term Loan, 7.23%, Maturing April 30, 2011	6,516,250
Easton-Bell Sports, Inc.
7,029,000	Term Loan, 7.07%, Maturing March 16, 2012	7,044,379
Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 2.75%, Maturing December 31, 2008(2)	1,007,162
Mega Blocks, Inc.
1,915,386	Term Loan, 7.13%, Maturing July 26, 2012	1,914,788
Metro-Goldwyn-Mayer Holdings, Inc.
60,186,850	Term Loan, 8.60%, Maturing April 8, 2012	60,323,234
National Cinemedia, LLC
15,250,000	Term Loan, 7.09%, Maturing February 13, 2015	15,277,923
Regal Cinemas Corp.
33,334,994	Term Loan, 7.10%, Maturing November 10, 2010	33,480,834
Revolution Studios
12,668,617	Term Loan, 9.07%, Maturing December 21, 2014	12,763,632
Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 8.57%, Maturing June 30, 2008(2)	3,262,208
25,387,298	Term Loan, 8.60%, Maturing June 30, 2009	25,588,290

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Southwest Sports Group, LLC
	$9,500,000	Term Loan, 7.88%, Maturing December 22, 2010	$9,502,973
Universal City Development Partners, Ltd.
	18,996,088	Term Loan, 7.36%, Maturing June 9, 2011	19,114,813
WMG Acquisition Corp.
	4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	4,293,420
	29,744,477	Term Loan, 7.36%, Maturing February 28, 2011	29,896,917
			$364,691,107
Lodging and Casinos — 3.7%
Ameristar Casinos, Inc.
	$5,112,613	Term Loan, 6.82%, Maturing November 10, 2012	$5,116,448
Bally Technologies, Inc.
	15,372,887	Term Loan, 8.61%, Maturing September 5, 2009	15,526,616
Boyd Gaming Corp.
	25,766,784	Term Loan, 6.82%, Maturing June 30, 2011	25,874,361
CCM Merger, Inc.
	8,031,549	Term Loan, 7.35%, Maturing April 25, 2012	8,076,726
Choctaw Resort Development Enterprise
	3,505,670	Term Loan, 7.07%, Maturing November 4, 2011	3,523,198
Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 5.08%, Maturing June 30, 2014(2)	2,071,435
EUR	1,500,000	Term Loan, 5.37%, Maturing June 30, 2015(2)	2,081,670
Fairmont Hotels and Resorts, Inc.
	4,136,176	Term Loan, 8.57%, Maturing May 12, 2011	4,172,368
Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 7.83%, Maturing November 20, 2014	3,000,477
GBP	1,500,000	Term Loan, 8.33%, Maturing November 20, 2015	3,019,697
Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.09%, Maturing December 12, 2012(2)	9,924,256
GBP	12,965,787	Term Loan, 8.11%, Maturing December 12, 2013	26,241,823
GBP	12,005,240	Term Loan, 8.61%, Maturing December 12, 2014	24,390,922
Green Valley Ranch Gaming, LLC
	5,146,909	Term Loan, 7.36%, Maturing February 16, 2014	5,179,999
Herbst Gaming, Inc.
	1,745,625	Term Loan, 7.24%, Maturing December 2, 2011	1,756,717
	6,625,000	Term Loan, 7.26%, Maturing December 2, 2011	6,663,644
Isle of Capri Casinos, Inc.
	19,437,248	Term Loan, 7.07%, Maturing February 4, 2012	19,587,887
Penn National Gaming, Inc.
	47,353,547	Term Loan, 7.11%, Maturing October 3, 2012	47,738,294
Pinnacle Entertainment, Inc.
	5,100,000	Term Loan, 0.00%, Maturing December 14, 2011(2)	5,107,171
	7,500,000	Term Loan, 7.32%, Maturing December 14, 2011	7,566,405

	Principal Amount	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	Seminole Tribe of Florida
	$952,227	Term Loan, 6.875%, Maturing March 5, 2014(2)	$952,822
	6,397,773	Term Loan, 6.88%, Maturing March 5, 2014	6,401,772
	Trump Entertainment Resorts Holdings, L.P.
	5,379,188	Term Loan, 7.87%, Maturing May 20, 2012(2)	5,425,416
	5,379,188	Term Loan, 7.87%, Maturing May 20, 2012	5,425,416
	Venetian Casino Resort, LLC
	32,347,835	Term Loan, 7.09%, Maturing June 15, 2011	32,512,680
	VML US Finance, LLC
	3,333,333	Term Loan, 8.10%, Maturing May 25, 2012(2)	3,355,210
	6,666,667	Term Loan, 7.60%, Maturing May 25, 2013	6,741,667
	Wimar Opco, LLC
	4,025,090	Term Loan, 7.85%, Maturing January 3, 2012	4,071,632
			$291,506,729
	Nonferrous Metals / Minerals — 1.7%
	Almatis Holdings 5 BV
EUR	949,774	Term Loan, 6.34%, Maturing December 21, 2013	$1,311,596
	942,857	Term Loan, 7.86%, Maturing December 21, 2013	953,833
EUR	1,007,336	Term Loan, 6.84%, Maturing December 21, 2014	1,397,274
	1,000,000	Term Loan, 8.36%, Maturing December 21, 2014	1,016,172
	Alpha Natural Resources, LLC
	9,188,712	Term Loan, 7.10%, Maturing October 26, 2012	9,221,737
	Carmeuse Lime, Inc.
	6,734,582	Term Loan, 7.13%, Maturing May 2, 2011	6,751,418
	Compass Minerals Group, Inc.
	7,885,336	Term Loan, 6.85%, Maturing December 22, 2012	7,908,337
	Freeport-McMoran Copper and Gold
	39,441,120	Term Loan, 7.07%, Maturing March 19, 2014	39,603,105
	Magnum Coal Co.
	14,987,500	Term Loan, 8.57%, Maturing March 15, 2013	15,006,235
	Murray Energy Corp.
	10,740,800	Term Loan, 8.36%, Maturing January 28, 2010	10,875,060
	Novelis, Inc.
	20,278,145	Term Loan, 7.61%, Maturing January 6, 2012	20,341,514
	Stillwater Mining Co.
	4,360,000	Revolving Loan, 5.32%, Maturing June 30, 2007(2)	4,316,400
	5,663,296	Term Loan, 7.63%, Maturing June 30, 2007	5,691,612
	Thompson Creek Metals Co.
	8,094,099	Term Loan, 10.11%, Maturing October 26, 2012	8,235,746
			$132,630,039

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas — 1.9%
Citgo Petroleum Corp.
$8,011,699	Term Loan, 6.70%, Maturing November 15, 2012	$8,025,286
Concho Resources, Inc.
16,825,000	Term Loan, 8.60%, Maturing March 27, 2012	16,856,547
Dynegy Holdings, Inc.
11,744,681	Term Loan, 6.82%, Maturing April 2, 2013	11,764,870
2,055,319	Term Loan, 6.82%, Maturing April 2, 2013	2,058,852
El Paso Corp.
10,960,000	Term Loan, 5.23%, Maturing July 31, 2011	11,026,790
Energy Transfer Equity, L.P.
1,000,000	Term Loan, 7.08%, Maturing February 8, 2012	1,007,679
EPCO Holdings, Inc.
4,333,334	Revolving Loan, 6.82%, Maturing August 18, 2008(2)	4,286,391
Goldking Energy Corp.
7,730,625	Term Loan, 10.32%, Maturing December 20, 2011(3)	7,779,328
Key Energy Services, Inc.
9,801,674	Term Loan, 7.83%, Maturing June 30, 2012	9,862,935
McJunkin Corp.
5,087,250	Term Loan, 7.60%, Maturing January 31, 2014	5,120,638
Niska Gas Storage
3,356,677	Term Loan, 7.07%, Maturing May 13, 2011	3,367,167
1,892,397	Term Loan, 7.09%, Maturing May 13, 2011	1,898,311
10,963,919	Term Loan, 7.09%, Maturing May 12, 2013	10,998,181
Petroleum Geo-Services ASA
4,049,951	Term Loan, 7.60%, Maturing December 16, 2012	4,082,350
Primary Natural Resources, Inc.
13,315,500	Term Loan, 9.32%, Maturing July 28, 2010(3)	13,215,634
Targa Resources, Inc.
3,434,480	Term Loan, 5.23%, Maturing October 31, 2012	3,462,117
19,235,738	Term Loan, 7.36%, Maturing October 31, 2012	19,390,527
Volnay Acquisition Co.
2,992,500	Term Loan, 7.35%, Maturing January 12, 2014	3,023,047
W&T Offshore, Inc.
10,850,000	Term Loan, 7.60%, Maturing May 26, 2010	10,938,156
		$148,164,806
Publishing — 6.8%
American Media Operations, Inc.
$23,000,000	Term Loan, 8.59%, Maturing January 31, 2013	$23,167,716
Black Press US Partnership
1,710,294	Term Loan, 7.36%, Maturing August 2, 2013	1,723,657
2,816,956	Term Loan, 7.36%, Maturing August 2, 2013	2,838,964
CBD Media, LLC
7,452,219	Term Loan, 7.82%, Maturing December 31, 2009	7,505,003

Principal Amount		Borrower/Tranche Description	Value
Publishing (continued)
Dex Media East, LLC
	$8,495,093	Term Loan, 6.85%, Maturing May 8, 2009	$8,502,815
Dex Media West, LLC
	13,406,252	Term Loan, 6.85%, Maturing March 9, 2010	13,429,713
	2,159,861	Term Loan, 6.86%, Maturing September 9, 2010	2,163,640
Gatehouse Media Operating, Inc.
	4,825,000	Term Loan, 7.10%, Maturing August 28, 2014	4,805,401
	13,275,000	Term Loan, 7.11%, Maturing August 28, 2014	13,221,077
Hanley-Wood, LLC
	9,223,547	Term Loan, 7.60%, Maturing March 8, 2014	9,215,864
Idearc, Inc.
	58,702,875	Term Loan, 7.35%, Maturing November 17, 2014	59,159,936
Josten's Corp.
	4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009(2)	3,960,000
	24,875,233	Term Loan, 7.33%, Maturing October 4, 2011	25,030,703
Lamar Media Corp.
	5,000,000	Term Loan, 6.88%, Maturing March 31, 2014	5,018,750
MediaNews Group, Inc.
	12,102,216	Term Loan, 6.59%, Maturing August 25, 2010	12,026,577
	7,617,438	Term Loan, 7.09%, Maturing August 2, 2013	7,625,375
Mediannuaire Holding
EUR	2,000,000	Term Loan, 6.14%, Maturing October 10, 2014	2,771,297
EUR	2,000,000	Term Loan, 6.64%, Maturing October 10, 2015	2,784,944
Merrill Communications, LLC
	16,450,711	Term Loan, 7.58%, Maturing February 9, 2009	16,540,680
Newspaper Holdings, Inc.
	2,491,155	Term Loan, 6.63%, Maturing August 24, 2011	2,472,472
	16,050,000	Term Loan, 6.88%, Maturing August 24, 2012	15,999,844
Pages Juanes Groupe S.A.
EUR	5,500,000	Term Loan, 5.64%, Maturing October 24, 2013	7,570,865
Penton Media, Inc.
	3,200,000	Term Loan, 7.60%, Maturing February 1, 2013	3,217,002
Philadelphia Newspapers, LLC
	6,071,515	Term Loan, 8.10%, Maturing June 29, 2013	6,108,199
R.H. Donnelley Corp.
	797,065	Term Loan, 6.57%, Maturing December 31, 2009	795,446
	39,756,012	Term Loan, 6.85%, Maturing June 30, 2010	39,831,787
	10,367,424	Term Loan, 6.85%, Maturing June 30, 2011	10,375,345
Reader's Digest Association
	11,000,000	Revolving Loan, 7.60%, Maturing March 2, 2013(2)	10,835,000
EUR	1,135,847	Term Loan, 6.01%, Maturing March 2, 2014	1,551,116
	37,975,000	Term Loan, 7.38%, Maturing March 2, 2014	38,069,938
Riverdeep Interactive Learning USA, Inc.
	11,944,853	Term Loan, 8.10%, Maturing December 20, 2013	12,037,641

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Publishing (continued)
Seat Pagine Gialle Spa
EUR	14,526,833	Term Loan, 6.22%, Maturing May 25, 2012	$20,014,255
SGS International, Inc.
	3,998,000	Term Loan, 5.15%, Maturing December 30, 2011(2)	4,030,484
	1,209,688	Term Loan, 7.86%, Maturing December 30, 2011	1,219,516
Siegwerk Druckfarben AG
EUR	2,598,750	Term Loan, 6.70%, Maturing September 8, 2013	3,585,437
EUR	2,624,814	Term Loan, 6.92%, Maturing September 8, 2014	3,637,069
Source Media, Inc.
	12,774,042	Term Loan, 7.60%, Maturing November 8, 2011	12,909,767
SP Newsprint Co.
	8,463,065	Term Loan, 5.32%, Maturing January 9, 2010	8,510,670
Springer Science+Business Media
	2,790,582	Term Loan, 7.36%, Maturing May 5, 2010	2,797,558
EUR	1,399,585	Term Loan, 6.21%, Maturing May 5, 2011	1,934,260
	3,097,232	Term Loan, 7.74%, Maturing May 5, 2011	3,120,988
EUR	1,000,000	Term Loan, 6.34%, Maturing May 5, 2012	1,384,368
EUR	1,210,415	Term Loan, 6.59%, Maturing May 5, 2012	1,680,484
	6,452,568	Term Loan, 8.11%, Maturing May 5, 2012	6,535,439
Sun Media Corp.
	8,303,082	Term Loan, 7.11%, Maturing February 7, 2009	8,326,439
The Star Tribune Co.
	8,300,000	Term Loan, 7.59%, Maturing March 5, 2014	8,310,375
Thomas Nelson, Inc.
	1,985,000	Term Loan, 7.59%, Maturing June 12, 2012	1,992,444
Valassis Communications, Inc.
	640,000	Term Loan, 0.00%, Maturing March 2, 2014(2)	639,600
	3,860,000	Term Loan, 7.10%, Maturing March 2, 2014	3,868,847
World Directories ACQI Corp.
EUR	1,500,000	Term Loan, 6.60%, Maturing November 29, 2012	2,069,836
EUR	7,006,198	Term Loan, 7.10%, Maturing November 29, 2013	9,686,211
Xsys US, Inc.
EUR	2,750,000	Term Loan, 6.53%, Maturing September 27, 2013	3,805,970
	7,701,575	Term Loan, 7.82%, Maturing September 27, 2013	7,807,471
EUR	2,750,000	Term Loan, 7.03%, Maturing September 27, 2014	3,819,522
	7,866,565	Term Loan, 8.32%, Maturing September 27, 2014	7,974,730
EUR	1,000,000	Term Loan, 8.59%, Maturing September 27, 2015	1,394,238
YBR Acquisition BV
EUR	7,250,000	Term Loan, 6.34%, Maturing June 30, 2013	10,035,641
EUR	7,250,000	Term Loan, 6.84%, Maturing June 30, 2014	10,066,887
Yell Group, PLC
	21,025,000	Term Loan, 7.32%, Maturing February 10, 2013	21,213,762
			$542,729,035

	Principal Amount	Borrower/Tranche Description	Value
	Radio and Television — 3.5%
	ALM Media Holdings, Inc.
	$7,829,634	Term Loan, 7.85%, Maturing March 4, 2010	$7,852,880
	Block Communications, Inc.
	7,016,212	Term Loan, 7.35%, Maturing December 22, 2011	7,029,368
	CMP Susquehanna Corp.
	2,000,000	Term Loan, 0.00%, Maturing May 5, 2011(2)	1,920,000
	13,350,974	Term Loan, 7.36%, Maturing May 5, 2013	13,441,093
	Cumulus Media, Inc.
	10,850,520	Term Loan, 7.32%, Maturing June 7, 2013	10,925,117
	Emmis Operating Co.
	6,400,000	Term Loan, 7.35%, Maturing November 2, 2013	6,448,602
	Entravision Communications Corp.
	8,963,500	Term Loan, 6.85%, Maturing September 29, 2013	9,000,851
	Gray Television, Inc.
	11,808,753	Term Loan, 6.58%, Maturing January 19, 2015(2)	11,812,449
	HIT Entertainment, Inc.
	837,250	Term Loan, 7.32%, Maturing March 20, 2012	843,268
	NEP II, Inc.
	5,400,000	Term Loan, 7.60%, Maturing February 16, 2014	5,437,967
	Nexstar Broadcasting, Inc.
	24,518,831	Term Loan, 7.10%, Maturing October 1, 2012	24,505,419
	NextMedia Operating, Inc.
	2,794,346	Term Loan, 7.32%, Maturing November 15, 2012	2,798,538
	PanAmSat Corp.
	20,574,119	Term Loan, 7.35%, Maturing January 3, 2014	20,758,648
	Paxson Communications Corp.
	17,925,000	Term Loan, 8.61%, Maturing January 15, 2012	18,350,719
	Raycom TV Broadcasting, LLC
	20,135,192	Term Loan, 6.88%, Maturing August 28, 2013	20,122,608
	SFX Entertainment
	9,924,375	Term Loan, 8.09%, Maturing June 21, 2013	9,973,997
	Spanish Broadcasting System
	12,225,500	Term Loan, 7.10%, Maturing June 10, 2012	12,256,064
	Tyrol Acquisition 2 SAS
EUR	7,300,000	Term Loan, 6.09%, Maturing January 19, 2015	10,097,888
EUR	7,300,000	Term Loan, 6.59%, Maturing January 19, 2016	10,140,140
	Univision Communications, Inc.
	6,125,000	Term Loan, 7.82%, Maturing March 29, 2009	6,131,382
	4,182,886	Term Loan, 0.00%, Maturing September 29, 2014(2)	4,179,678
	57,550,336	Term Loan, 7.61%, Maturing September 29, 2014	57,506,194
	Young Broadcasting, Inc.
	9,424,763	Term Loan, 7.88%, Maturing November 3, 2012	9,477,777
			$281,010,647

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Rail Industries — 0.2%
Kansas City Southern Railway Co.
$15,086,000	Term Loan, 7.07%, Maturing March 30, 2008	$15,142,572
		$15,142,572
Retailers (Except Food and Drug) — 2.1%
Advantage Sales & Marketing, Inc.
$7,692,160	Term Loan, 7.36%, Maturing March 29, 2013	$7,711,391
Amscan Holdings, Inc.
10,197,000	Term Loan, 8.38%, Maturing December 23, 2012	10,289,415
Coinmach Laundry Corp.
24,948,525	Term Loan, 7.88%, Maturing December 19, 2012	25,147,340
Cumberland Farms, Inc.
5,970,000	Term Loan, 7.35%, Maturing September 29, 2013	6,018,506
FTD, Inc.
4,777,049	Term Loan, 7.36%, Maturing July 28, 2013	4,806,906
Harbor Freight Tools USA, Inc.
18,184,433	Term Loan, 7.61%, Maturing July 15, 2010	18,335,964
Home Interiors & Gifts, Inc.
3,513,889	Term Loan, 10.35%, Maturing March 31, 2011	2,538,785
Mapco Express, Inc.
3,588,695	Term Loan, 8.07%, Maturing April 28, 2011	3,611,124
Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 8.09%, Maturing December 3, 2011	8,377,031
Nebraska Book Co., Inc.
11,099,427	Term Loan, 7.83%, Maturing March 4, 2011	11,196,547
Neiman Marcus Group, Inc.
3,996,793	Term Loan, 7.35%, Maturing April 5, 2013	4,036,761
Oriental Trading Co., Inc.
2,000,000	Term Loan, 11.36%, Maturing January 31, 2013	2,040,000
12,902,500	Term Loan, 7.61%, Maturing July 31, 2013	12,942,820
Pamida Holdings Company, Inc.
2,950,000	Revolving Loan, 5.43%, Maturing December 28, 2010(2)	2,935,250
Pep Boys - Manny, Moe, & Jack, (The)
4,168,552	Term Loan, 7.36%, Maturing January 27, 2011	4,197,211
Petro Stopping Center, L.P.
531,250	Term Loan, 7.13%, Maturing February 9, 2008	533,906
Rent-A-Center, Inc.
10,209,442	Term Loan, 7.12%, Maturing November 15, 2012	10,242,408
Savers, Inc.
6,020,058	Term Loan, 8.07%, Maturing August 11, 2012	6,080,259
Shopko Stores, Inc.
7,867,000	Revolving Loan, 6.57%, Maturing December 28, 2010(2)	7,842,416
Stewert Enterprises, Inc.
2,883,827	Term Loan, 7.13%, Maturing November 19, 2011	2,894,641

	Principal Amount	Borrower/Tranche Description	Value
	Retailers (Except Food and Drug) (continued)
	The Pantry, Inc.
	$5,727,500	Term Loan, 7.07%, Maturing January 2, 2012	$5,741,819
	The Yankee Candle Company, Inc.
	5,700,000	Term Loan, 7.35%, Maturing February 6, 2014	5,732,775
			$163,253,275
	Steel — 0.0%
	Gibraltar Industries, Inc.
	$3,336,465	Term Loan, 7.13%, Maturing December 8, 2010	$3,334,379
			$3,334,379
	Surface Transport — 0.7%
	Delphi Acquisition Holding, Inc.
	$1,466,276	Term Loan, 7.70%, Maturing April 10, 2015	$1,466,276
	1,466,276	Term Loan, 8.20%, Maturing April 10, 2016	1,466,276
	Horizon Lines, LLC
	4,560,768	Term Loan, 7.60%, Maturing July 7, 2011	4,587,850
	Laidlaw International, Inc.
	10,323,125	Term Loan, 7.09%, Maturing July 31, 2013	10,374,740
	Oshkosh Truck Corp.
	15,461,250	Term Loan, 7.10%, Maturing December 6, 2013	15,526,481
	Ozburn-Hessey Holding Co., LLC
	3,964,628	Term Loan, 8.63%, Maturing August 9, 2012	3,974,540
	Sirva Worldwide, Inc.
	6,866,025	Term Loan, 11.60%, Maturing December 1, 2010	6,754,452
	Vanguard Car Rental USA
	8,883,000	Term Loan, 8.35%, Maturing June 14, 2013	8,967,868
			$53,118,483
	Telecommunications — 3.1%
	Alaska Communications Systems Holdings, Inc.
	$17,775,000	Term Loan, 7.10%, Maturing February 1, 2012	$17,860,693
	American Cellular Corp.
	3,000,000	Term Loan, 0.00%, Maturing March 15, 2014(2)	3,009,999
	11,125,000	Term Loan, 7.32%, Maturing March 15, 2014	11,152,813
	Asurion Corp.
	8,607,498	Term Loan, 8.32%, Maturing July 13, 2012	8,720,472
	BCM Luxembourg, Ltd.
EUR	8,000,000	Term Loan, 6.40%, Maturing September 30, 2014	10,962,360
EUR	8,000,000	Term Loan, 6.78%, Maturing September 30, 2015	11,068,123
	Cellular South, Inc.
	6,869,859	Term Loan, 7.07%, Maturing May 4, 2011	6,904,208

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Telecommunications (continued)
	Centennial Cellular Operating Co., LLC
	$4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	$4,387,500
	16,147,788	Term Loan, 7.35%, Maturing February 9, 2011	16,295,814
	Cincinnati Bell, Inc.
	2,699,250	Term Loan, 6.82%, Maturing August 31, 2012	2,706,843
	Consolidated Communications, Inc.
	21,847,842	Term Loan, 7.10%, Maturing July 27, 2015	21,950,265
	Crown Castle Operating Co.
	5,575,000	Term Loan, 6.89%, Maturing January 9, 2014	5,591,770
	Epicor Software Corp.
	2,350,000	Term Loan, 8.25%, Maturing March 30, 2012	2,360,281
	FairPoint Communications, Inc.
	21,785,000	Term Loan, 7.13%, Maturing February 8, 2012	21,876,911
	Hawaiian Telcom Communications, Inc.
	1,450,000	Term Loan, 7.60%, Maturing October 31, 2011	1,448,188
	5,129,000	Term Loan, 7.60%, Maturing October 31, 2012	5,156,650
	Intelsat Subsuduary Holding Co.
	6,788,381	Term Loan, 7.35%, Maturing July 3, 2013	6,843,537
	Iowa Telecommunications Services
	9,998,000	Term Loan, 7.10%, Maturing November 23, 2011	10,065,696
	NTelos, Inc.
	12,961,342	Term Loan, 7.57%, Maturing August 24, 2011	13,042,350
	Stratos Global Corp.
	7,499,250	Term Loan, 8.10%, Maturing February 13, 2012	7,542,993
	Syniverse Holdings, Inc.
	2,837,783	Term Loan, 7.10%, Maturing February 15, 2012	2,843,104
	TDC AS (Nordic Telephone Company)
EUR	3,240,342	Term Loan, 5.88%, Maturing April 10, 2014	4,470,671
EUR	4,000,000	Term Loan, 6.13%, Maturing April 10, 2015	5,540,279
	Triton PCS, Inc.
	16,369,730	Term Loan, 8.57%, Maturing November 18, 2009	16,506,139
	WestCom Corp.
	3,592,860	Term Loan, 8.15%, Maturing December 17, 2010	3,597,351
	Windstream Corp.
	21,428,226	Term Loan, 6.86%, Maturing July 17, 2013	21,575,545
	Winstar Communications, Inc.
	127,026	DIP Loan, 10.25%, Maturing June 30, 2007(4)	167,251
			$243,647,806
	Utilities — 2.2%
	AEI Finance Holding, LLC
	$2,271,133	Term Loan, 8.25%, Maturing March 30, 2012	$2,283,199
	17,303,867	Term Loan, 8.35%, Maturing March 30, 2014	17,395,803

	Principal Amount	Borrower/Tranche Description	Value
	Utilities (continued)
	Astoria Generating Co.
	$3,261,075	Term Loan, 7.34%, Maturing February 23, 2013	$3,285,533
	BRSP, LLC
	15,175,000	Term Loan, 8.37%, Maturing July 13, 2009	15,250,875
	Calpine Corp.
	7,075,000	DIP Loan, 7.59%, Maturing March 30, 2009	7,119,955
	Cellnet Group, Inc.
	1,999,413	Term Loan, 7.32%, Maturing July 22, 2011	2,011,076
	Cogentrix Delaware Holdings, Inc.
	6,384,650	Term Loan, 6.85%, Maturing April 14, 2012	6,404,602
	Covanta Energy Corp.
	4,593,814	Term Loan, 5.28%, Maturing February 9, 2014	4,602,428
	9,331,186	Term Loan, 6.88%, Maturing February 9, 2014	9,348,682
	LSP General Finance Co., LLC
	11,216,136	Term Loan, 7.10%, Maturing April 14, 2013	11,258,197
	Mach General, LLC
	281,250	Term Loan, 7.35%, Maturing February 22, 2013	281,645
	2,711,953	Term Loan, 7.36%, Maturing February 22, 2014	2,714,665
	Mirant North America, LLC.
	6,240,591	Term Loan, 7.07%, Maturing January 3, 2013	6,260,092
	NRG Energy, Inc.
	63,095,661	Term Loan, 7.35%, Maturing February 1, 2013	63,647,254
	NSG Holdings, LLC
	3,000,000	Term Loan, 6.86%, Maturing June 15, 2014	3,007,500
	Pike Electric, Inc.
	3,382,143	Term Loan, 7.13%, Maturing July 1, 2012	3,386,371
	2,571,621	Term Loan, 7.13%, Maturing December 10, 2012	2,574,836
	Vulcan Energy Corp.
	10,926,847	Term Loan, 6.86%, Maturing July 23, 2010	10,950,755
			$171,783,468
Total Senior, Floating Rate Interests (identified cost $7,257,055,432)			$7,358,998,073
	Corporate Bonds & Notes — 0.9%
	Principal Amount (000's omitted)	Security	Value
	Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
EUR	13,500	6.88%, 4/15/13	$18,861,698
			$18,861,698

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical — 0.1%
NXP BV/ NXP Funding, LLC, Variable Rate
$6,300	8.106%, 10/15/13(5)	$6,536,250
		$6,536,250
Financial Intermediaries — 0.3%
Alzette, Variable Rate
$1,180	11.86%, 12/15/20(3)	$1,180,000
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	7.31%, 2/24/19(3)(5)	1,136,489
Babson Ltd., 2005-1A, Class C1, Variable Rate
1,500	7.306%, 4/15/19(3)(5)	1,494,735
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.406%, 1/15/19(3)(5)	1,502,085
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.808%, 8/11/16(3)(5)	1,508,250
Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.84%, 3/8/17	1,031,200
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.306%, 1/15/18(3)(5)	1,993,200
Sonata Securities S.A., Series 2006-5
2,217	0.089%, 6/27/07	2,237,958
Sonata Securities S.A., Series 2006-6
8,819	0.089%, 6/27/07	8,903,281
		$20,987,198
Radio and Television — 0.0%
Paxson Communications Corp., Variable Rate
$3,000	8.606%, 1/15/12(5)	$3,075,000
		$3,075,000
Real Estate — 0.1%
Assemblies of God, Variable Rate
$8,082	7.51%, 6/15/29(5)	$8,082,312
		$8,082,312
Telecommunications — 0.2%
Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.605%, 6/15/13	$6,427,687
Rogers Wireless, Inc., Variable Rate
6,589	8.48%, 12/15/10	6,737,253
		$13,164,940
Total Corporate Bonds & Notes (identified cost $67,168,411)		$70,707,398

Common Stocks — 0.1%
Shares	Security	Value
105,145	Hayes Lemmerz International(6)	$599,327
86,020	Maxim Crane Works, L.P.(6)	4,343,989
Total Common Stocks (identified cost, $2,549,911)		$4,943,316
Preferred Stocks — 0.0%
Shares	Security	Value
350	Hayes Lemmerz International(3)(6)(7)	$8,618
Total Preferred Stocks (identified cost, $17,500)		$8,618
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$79,880
Total Closed-End Investment Companies (identified cost, $72,148)		$79,880
Short-Term Investments — 6.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio 4.70%(8)	478,344	$478,343,874
Total Short-Term Investments (identified cost $478,343,874)		$478,343,874
Total Investments — 99.5% (identified cost $7,805,207,276)		$7,913,081,159
Less Unfunded Loan Commitments — (2.2)%		$(170,280,515)
Net Investments — (97.3)% (identified cost $7,634,926,761)		$7,742,800,644
Other Assets, Less Liabilities — 2.7%		$212,953,038
Net Assets — 100.0%		$7,955,753,682

See notes to financial statements

Floating Rate Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

EUR - Euro

GBP - British Pound

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $25,328,321 or 0.3% of the net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Affiliated investment company available to Eaton Vance Portfolios and Funds, which invests in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements

Floating-Rate Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $7,156,582,887)	$7,264,456,770
Affiliated investments, at value (cost $478,343,874)	478,343,874
Cash	143,599,922
Foregn currency, at value (identified cost, $811,445)	810,951
Receivable for investments sold	17,415,031
Interest and dividends receivable	52,421,584
Interest receivable from affiliated investment	2,480,053
Receivable for open swap contracts	2,430,014
Prepaid expenses	612,753
Total assets	$7,962,570,952
Liabilities
Payable for open forward foreign currency contracts	$3,460,170
Payable to affiliate for investment advisory fees	3,023,461
Payable to affiliate for Trustees' fees	2,599
Accrued expenses	331,040
Total liabilities	$6,817,270
Net Assets applicable to investors' interest in Portfolio	$7,955,753,682
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$7,848,881,819
Net unrealized appreciation (computed on the basis of identified cost)	106,871,863
Total	$7,955,753,682

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest	$271,284,105
Dividends	4,155
Interest income allocated from affiliated investments	9,988,920
Expenses allocated from affiliated investments	(961,157)
Total investment income	$280,316,023
Expenses
Investment adviser fee	$18,185,612
Trustees' fees and expenses	15,265
Legal and accounting services	573,922
Custodian fee	512,673
Miscellaneous	214,813
Total expenses	$19,502,285
Deduct — Reduction of custodian fee	$78,675
Total expense reductions	$78,675
Net expenses	$19,423,610
Net investment income	$260,892,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,732,766
Swap contracts	732,296
Foreign currency and forward foreign currency exchange contract transactions	(48,743,968)
Net realized loss	$(43,278,906)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$71,108,539
Swap contracts	935,688
Foreign currency and forward foreign currency exchange contracts	1,042,620
Net change in unrealized appreciation (depreciation)	$73,086,847
Net realized and unrealized gain	$29,807,941
Net increase in net assets from operations	$290,700,354

See notes to financial statements

Floating-Rate Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$260,892,413	$451,810,783
Net realized loss from investment transactions, swap contracts, foreign currency, and forward foreign currency exchange contract transactions	(43,278,906)	(22,183,786)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency, and forward foreign currency exchange contracts	73,086,847	(30,822)
Net increase in net assets from operations	$290,700,354	$429,596,175
Capital transactions — Contributions	$1,526,360,097	$2,989,478,752
Withdrawals	(1,291,799,908)	(2,494,639,771)
Net increase in net assets from capital transactions	$234,560,189	$494,838,981
Net increase in net assets	$525,260,543	$924,435,156
Net Assets
At beginning of period	$7,430,493,139	$6,506,057,983
At end of period	$7,955,753,682	$7,430,493,139

See notes to financial statements

Floating-Rate Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.54	%(1)	0.54%	0.54%	0.56%	0.61%	0.62%
Expenses after custodian fee reduction	0.54	%(1)	0.54%	0.54%	0.56%	0.61%	0.62%
Net investment income	6.90	%(1)	6.44%	4.68%	3.27%	4.05%	4.72%
Portfolio Turnover	27%		50%	57%	67%	64%	76%
Total Return(2)	3.91%		6.36%	4.77%	3.93%	6.91%	2.19%
Net assets, end of period (000's omitted)	$7,955,754		$7,430,493	$6,506,058	$5,389,638	$2,217,874	$1,326,128

(1)  Annualized.

(2)  Total return is not computed on an annualized basis.

See notes to financial statements

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio's investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Medallion Floating-Rate Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Low Duration Fund held an approximate 67.3%, 20.4%, 5.0%, 3.7%, 1.6%, 0.6% and 0.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Trust based on information available to such managers. The portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of Floating Rate Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other trusts managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Floating Rate Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short term obligations which mature in sixty days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

G  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month London Interbank Offering Rate (LIBOR). In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. Due to an agreement effective as of March 27, 2006, if the Portfolio's average daily net assets exceed $5 billion but are less than $10 billion the fee is equivalent to 0.480% and if average daily net assets exceed $10 billion the fee is equivalent to 0.460%. The portion of the advisory fees payable by Cash Management on the investment of cash therein is credited against the advisory fees. For the six months ended April 30, 2007, the advisory fee totaled $19,126,778 of which $941,166 was allocated from Cash Management and $18,185,612 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2007, the Portfolio's advisory fee, including the portion allocated for Cash Management, was 0.481% of the Portfolio's average daily net assets.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2007 aggregated $2,000,638,676, $1,669,863,434 and $391,417,918, respectively.

4  Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $550 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.07% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2007, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

5  Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,634,932,913
Gross unrealized appreciation	$115,491,129
Gross unrealized depreciation	(7,623,398)
Net unrealized appreciation	$107,867,731

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at April 30, 2007 on a federal income tax basis was $1,002,020.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2007 was as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
5/31/07	Euro 5,268,888	United States Dollar 7,154,624	$(44,206)
5/31/07	Euro 2,000,000	United States Dollar 2,723,740	(8,840)
5/31/07	Euro 492,717,292	United States Dollar 670,933,136	(2,261,572)
5/31/07	British Pound 2,005,796	United States Dollar 4,021,620	10,859
5/31/07	British Pound 1,502,932	United States Dollar 3,004,362	(881)
5/31/07	British Pound 113,888,560	United States Dollar 226,638,234	(1,091,780)
5/31/07	British Pound 6,650,000	United States Dollar 13,233,500	(63,750)
			$(3,460,170)

Credit Default Swaps
Notional Amount		Expiration Date	Description	Net Unrealized Appreciation
10,000,000	USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	$453,013
5,000,000	USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	134,876
3,000,000	USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	90,688
6,500,000	USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	203,949
3,000,000	USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	58,721

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation
3,000,000	USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$109,742
3,000,000	USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	220,723
3,000,000	USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	139,511
7,000,000	USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	130,066
2,000,000	USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	37,436

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation
5,000,000	USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	$258,081
5,000,000	USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	148,246
5,000,000	USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	218,132
5,000,000	USD	9/20/2011	Agreement with Lehman Brothers dated 7/1/2006 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Owens-Illinois, Inc.	226,830

At April 30, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

8  Restricted Securities

At April 30, 2007, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these

Floating-Rate Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$8,618
			$17,500	$8,618

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the Floating Rate Portfolio and the High Income Portfolio, the portfolios in which the Eaton Vance Floating-Rate & High Income Fund (the "Fund") invests (the "Portfolios"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating rate loans. For both Portfolios, the Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Portfolios, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Eaton Vance Floating-Rate & High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board also considered the performance of the underlying Portfolios. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate & High Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate High Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Eaton Vance Floating-Rate & High Income Fund

INVESTMENT MANAGEMENT

Floating Rate Portfolio

Officers Payson F. Swaffield President and Co-Portfolio Manager Scott H. Page Vice President and Co-Portfolio Manager Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

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Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate & High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

811-6/07  FRHSRC

Semiannual Report April 30, 2007

EATON VANCE
GOVERNMENT
OBLIGATIONS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Government Obligations Fund as of April 30, 2007

Investment update

Susan Schiff, CFA

Portfolio Manager

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 2.32% during the six months ended April 30, 2007.(1) This return resulted from a decrease in net asset value per share (NAV) to $7.17 on April 30, 2007, from $7.20 on October 31, 2006, and the reinvestment of $0.195 in dividends.

•                  The Fund’s Class B shares had a total return of 1.94% during the six months ended April 30, 2007.(1) This return resulted from a decrease in NAV to $7.17 on April 30, 2007, from $7.20 on October 31, 2006, and the reinvestment of $0.168 in dividends.

•                  The Fund’s Class C shares had a total return of 2.09% during the six months ended April 30, 2007.(1) This return resulted from a decrease in NAV to $7.17 on April 30, 2007, from $7.19 on October 31, 2006, and the reinvestment of $0.168 in dividends.

•                  The Fund’s Class R shares had a total return of 2.34% during the six months ended April 30, 2007.(1) This return resulted from a decrease in NAV to $7.15 on April 30, 2007, from $7.17 on October 31, 2006, and the reinvestment of $0.185 in dividends.

•                  In comparison, the Lehman Brothers Intermediate Government Bond Index – a broad-based, unmanaged market index of intermediate-maturity, U.S. Government bonds – had a total return of 2.40% during the six months ended April 30, 2007.(2) For comparison with the Fund’s peer group, the Lipper Short/Intermediate U.S. Government Funds Classification had an average total return of 2.19% during the same period.(2)

Recent Fund Developments

•                  The mortgage-backed securities (MBS) market was stable during the six months ended April 30, 2007, as interest rates were little changed. Five-year Treasury bond yields rose by a mere 5 basis points (0.05%) over the period, as the Federal Reserve left its Federal Funds rate – a key short-term interest rate – at 5.25%, unchanged since late June 2006. Seasoned MBS spreads remained tight during the six-month period. Prepayment rates for seasoned MBS were in the 15% range, while continued purchases by foreign investors provided further support for the MBS market.

•                  The Fund currently invests in Government Obligations Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. During the six months ended April 30, 2007, the Portfolio maintained a significant position in seasoned, fixed-rate MBS. Because seasoned MBS have typically been held by homeowners through several interest rate cycles, management believes that prepayment rates on seasoned MBS are less sensitive to changing interest rates (than unseasoned MBS). This characteristic may be advantageous in times of uncertainty about interest rates. The Fund’s focus in this seasoned segment of the MBS market was among the reasons for the strong relative performance of some classes of the Fund versus its Lipper peer group.(2) The Portfolio also had a small position in seasoned adjustable-rate MBS.(3)

•                  The Portfolio had no investments in sub-prime MBS during the period. Recent concerns about the sub-prime mortgage market had no impact on the U.S. agency MBS market, the Fund’s primary investment universe.

•                  The Portfolio’s duration was 3.3 years at April 30, 2007, little changed from 3.2 years at October 31, 2006. Duration indicates price sensitivity to changes in interest rates of a fixed-income security or portfolio based on the timing of anticipated principal and interest payments. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower. Class R shares are offered to certain investors at NAV. Absent a fee reduction by the investment adviser, the returns would be lower.

(2)       It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

(3)       Portfolio investments may not be representative of the Portfolio’s current or future investments and may change due to active management.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Government Obligations Fund as of April 30, 2007

FUND PERFORMANCE

Performance(1)

	Class A	Class B	Class C	Class R
Average Annual Total Returns (at net asset value)
Six Months	2.32%	1.94%	2.09%	2.34%
One Year	5.32	4.53	4.69	5.20
Five Years	3.24	2.46	2.47	N.A.
Ten Years	4.78	3.99	3.95	N.A.
Life of Fund†	7.13	4.12	4.02	3.55

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-2.55%	-3.04%	1.09%	2.34%
One Year	0.30	-0.45	3.69	5.20
Five Years	2.24	2.16	2.47	N.A.
Ten Years	4.27	3.99	3.95	N.A.
Life of Fund†	6.90	4.12	4.02	3.55

†                  Inception Dates – Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93; Class R: 8/12/05

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. Class R shares are offered to certain investors at NAV. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year Return for Class C reflects a 1% CDSC. Absent a fee reduction by the investment adviser, the returns would be lower.

Total Annual

Operating Expenses(2)

	Class A	Class B	Class C	Class R
Gross Expense Ratio	1.22%	1.97%	1.97%	1.47%
Net Expense Ratio	1.20%	1.95%	1.95%	1.45%

(2)          From the Fund’s prospectus dated 3/1/07. The Net Expense Ratio reflects a contractual fee reduction that cannot be terminated or decreased without the approval of the Board of Trustees and shareholders.

Diversification by Sectors(3)

By net assets

(3)          As a percentage of the Portfolio’s net assets as of April 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Government Obligations Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Government Obligations Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,023.20	$6.07	**
Class B	$1,000.00	$1,019.40	$9.81	**
Class C	$1,000.00	$1,020.90	$9.82	**
Class R	$1,000.00	$1,023.40	$7.32	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06	**
Class B	$1,000.00	$1,015.10	$9.79	**
Class C	$1,000.00	$1,015.10	$9.79	**
Class R	$1,000.00	$1,017.60	$7.30	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.21% for Class A shares, 1.96% for Class B shares, 1.96% for Class C shares and 1.46% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The example reflects the expenses of both the Fund and the Portfolio.

** Absent a fee reduction by the investment adviser, expenses would be higher.

3

Eaton Vance Government Obligations Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Government Obligations Portfolio, at value (identified cost, $544,445,950)	$544,254,918
Receivable for Fund shares sold	875,057
Total assets	$545,129,975
Liabilities
Payable for Fund shares redeemed	$1,756,654
Dividends payable	976,313
Payable to affiliate for distribution and service fees	297,649
Payable to affiliate for Trustees' fees	1,972
Accrued expenses	176,055
Total liabilities	$3,208,643
Net Assets	$541,921,332
Sources of Net Assets
Paid-in capital	$778,268,640
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(230,731,351)
Accumulated distributions in excess of net investment income	(5,424,925)
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(191,032)
Total	$541,921,332
Class A Shares
Net Assets	$244,067,573
Shares Outstanding	34,021,439
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.17
Maximum Offering Price Per Share (100 ÷ 95.25 of $7.17)	$7.53
Class B Shares
Net Assets	$183,662,639
Shares Outstanding	25,598,611
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.17
Class C Shares
Net Assets	$113,969,688
Shares Outstanding	15,904,804
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.17
Class R Shares
Net Assets	$221,432
Shares Outstanding	30,982
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.15
On sales of $25,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest allocated from Portfolio	$14,569,398
Expenses allocated from Portfolio	(2,249,981)
Net investment income from Portfolio	$12,319,417
Expenses
Trustees' fees and expenses	$3,381
Distribution and service fees
Class A	307,087
Class B	982,635
Class C	602,435
Class R	514
Transfer and dividend disbursing agent fees	315,469
Printing and postage	46,555
Registration fees	36,117
Legal and accounting services	25,558
Custodian fee	17,407
Miscellaneous	10,461
Total expenses	$2,347,619
Net investment income	$9,971,798
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$674,970
Financial futures contracts	(47,065)
Net realized gain	$627,905
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,411,262
Financial futures contracts	(47,970)
Net change in unrealized appreciation (depreciation)	$1,363,292
Net realized and unrealized gain	$1,991,197
Net increase in net assets from operations	$11,962,995

See notes to financial statements
4

Eaton Vance Government Obligations Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$9,971,798	$21,638,484
Net realized gain from investment transactions and financial futures contracts	627,905	2,428,864
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,363,292	(38,275)
Net increase in net assets from operations	$11,962,995	$24,029,073
Distributions to shareholders — From net investment income Class A	$(6,735,556)	$(15,568,109)
Class B	(4,656,846)	(12,880,618)
Class C	(2,858,629)	(7,901,783)
Class R	(5,367)	(5,156)
Tax return of capital Class A	—	(709,824)
Class B	—	(670,288)
Class C	—	(410,475)
Class R	—	(282)
Total distributions to shareholders	$(14,256,398)	$(38,146,535)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$21,511,363	$41,089,168
Class B	3,642,649	6,411,194
Class C	5,856,053	13,857,350
Class R	90,396	293,484
Net asset value of shares issued to shareholders in payment of distributions declared Class A	3,944,043	9,120,793
Class B	2,554,049	7,275,805
Class C	1,442,155	4,138,553
Class R	5,317	5,438
Cost of shares redeemed Class A	(38,422,425)	(92,544,876)
Class B	(31,315,810)	(75,976,705)
Class C	(22,784,230)	(66,912,717)
Class R	(107,864)	(67,280)
Net asset value of shares exchanged Class A	6,248,987	7,553,835
Class B	(6,248,987)	(7,553,835)
Net decrease in net assets from Fund share transactions	$(53,584,304)	$(153,309,793)
Net decrease in net assets	$(55,877,707)	$(167,427,255)

Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
At beginning of period	$597,799,039	$765,226,294
At end of period	$541,921,332	$597,799,039
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(5,424,925)	$(1,140,325)

See notes to financial statements
5

Eaton Vance Government Obligations Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended		Year Ended December 31,
	(Unaudited)(1)		2006(1)		2005(1)(2)		October 31, 2004(1)(2)(3)		2003(1)(2)	2002(1)(2)		2001(1)(2)(4)
Net asset value — Beginning of period	$7.200	(2)	$7.340	(2)	$7.740		$8.050		$8.620	$8.580		$8.460
Income (loss) from operations
Net investment income	$0.141		$0.266		$0.212		$0.215		$0.159	$0.346		$0.473
Net realized and unrealized gain (loss)	0.024		0.037		(0.090)		(0.065)		(0.177)	0.298		0.268
Total income (loss) from operations	$0.165		$0.303		$0.122		$0.150		$(0.018)	$0.644		$0.741
Less distributions
From net investment income	$(0.195	)(2)	$(0.424	)(2)	$(0.519)		$(0.460)		$(0.548)	$(0.581)		$(0.621)
From tax return of capital	—		(0.019)		(0.003)		—		(0.004)	(0.023)		—
Total distributions	$(0.195)		$(0.443)		$(0.522)		$(0.460)		$(0.552)	$(0.604)		$(0.621)
Net asset value — End of period	$7.170		$7.200		$7.340		$7.740		$8.050	$8.620		$8.580
Total Return(5)	2.32%		4.28%		2.03	%(6)	1.91%		(0.35)%	7.84%		9.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$244,068		$251,751		$291,931		$354,083		$435,022	$474,595		$291,249
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(7)	1.21	%(9)	1.20%		1.18%		1.13	%(9)	1.06%	1.11%		1.25%
Expenses after custodian fee reduction(7)	1.21	%(9)	1.20%		1.18%		1.13	%(9)	1.06%	1.11%		1.25%
Interest expense(7)	0.01	%(9)	0.00	%(8)	0.00	%(8)	0.00	%(8)(9)	0.01%	0.00	%(8)	0.02%
Net investment income	3.97	%(9)	3.69%		2.82%		3.27	%(9)	1.90%	4.03%		5.50%
Portfolio Turnover of the Portfolio	7%		2%		30%		5%		67%	41%		21%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.1594595 - for 1 stock split effective on November 11, 2005.

(3)  For the ten-month period ended October 31, 2004.

(4)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a drecrease of $0.139 per share and 1.61% respectively.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total return reflects an increase of 0.31% due to the change in timing of payment and reinvestment distributions.

(7)  Includes the Fund's share of the Portfolio's allocated expenses.

(8)  Represents less than 0.01%.

(9)  Annualized.

See notes to financial statements
6

Eaton Vance Government Obligations Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended		Year Ended December 31,
	(Unaudited)(1)		2006(1)		2005(1)		October 31, 2004(1)(2)		2003(1)	2002(1)		2001(1)(3)
Net asset value — Beginning of period	$7.200		$7.340		$7.740		$8.040		$8.610	$8.570		$8.450
Income (loss) from operations
Net investment income	$0.115		$0.213		$0.156		$0.166		$0.096	$0.282		$0.409
Net realized and unrealized gain (loss)	0.023		0.035		(0.094)		(0.060)		(0.179)	0.297		0.266
Total income (loss) from operations	$0.138		$0.248		$0.062		$0.106		$(0.083)	$0.579		$0.675
Less distributions
From net investment income	$(0.168)		$(0.369)		$(0.459)		$(0.406)		$(0.483)	$(0.512)		$(0.555)
From tax return of capital	—		(0.019)		(0.003)		—		(0.004)	(0.027)		—
Total distributions	$(0.168)		$(0.388)		$(0.462)		$(0.406)		$(0.487)	$(0.539)		$(0.555)
Net asset value — End of period	$7.170		$7.200		$7.340		$7.740		$8.040	$8.610		$8.570
Total Return(4)	1.94%		3.50%		1.15	%(5)	1.35%		(1.03)%	7.00%		8.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$183,663		$215,850		$291,079		$390,836		$555,947	$583,804		$240,472
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	1.96	%(8)	1.95%		1.93%		1.88	%(8)	1.81%	1.86%		1.99%
Expenses after custodian fee reduction(6)	1.96	%(8)	1.95%		1.93%		1.88	%(8)	1.81%	1.86%		1.99%
Interest expense(6)	0.01	%(8)	0.00	%(7)	0.00	%(7)	0.00	%(7)(8)	0.01%	0.00	%(7)	0.02%
Net investment income	3.22	%(8)	2.95%		2.07%		2.52	%(8)	1.15%	3.29%		4.75%
Portfolio Turnover of the Portfolio	7%		2%		30%		5%		67%	41%		21%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a drecrease of $0.138 per share and 1.61% respectively.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.24% due to the change in timing of payment and reinvestment distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Represents less than 0.01%.

(8)  Annualized.

See notes to financial statements
7

Eaton Vance Government Obligations Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended		Year Ended December 31,
	(Unaudited)(1)		2006(1)		2005(1)		October 31, 2004(1)(2)		2003(1)	2002(1)		2001(1)(3)
Net asset value — Beginning of period	$7.190		$7.340		$7.730		$8.040		$8.610	$8.570		$8.450
Income (loss) from operations
Net investment income	$0.114		$0.157		$0.157		$0.166		$0.096	$0.282		$0.392
Net realized and unrealized gain (loss)	0.034		(0.085)		(0.085)		(0.070)		(0.179)	0.297		0.283
Total income (loss) from operations	$0.148		$0.238		$0.072		$0.096		$(0.083)	$0.579		$0.675
Less distributions
From net investment income	$(0.168)		$(0.369)		$(0.459)		$(0.406)		$(0.483)	$(0.512)		$(0.555)
From tax return of capital	—		(0.019)		(0.003)		—		(0.004)	(0.027)		—
Total distributions	$(0.168)		$(0.388)		$(0.462)		$(0.406)		$(0.487)	$(0.539)		$(0.555)
Net asset value — End of period	$7.170		$7.190		$7.340		$7.730		$8.040	$8.610		$8.570
Total Return(4)	2.09%		3.36%		1.16	%(5)	1.22%		(1.02)%	6.99%		8.18%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$113,970		$129,963		$182,214		$272,000		$436,960	$472,515		$133,176
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	1.96	%(8)	1.95%		1.93%		1.88	%(8)	1.81%	1.85%		1.99%
Expenses after custodian fee reduction(6)	1.96	%(8)	1.95%		1.93%		1.88	%(8)	1.81%	1.85%		1.99%
Interest and fee expense(6)	0.01	%(8)	0.00	%(7)	0.00	%(7)	0.00	%(7)(8)	0.01%	0.00	%(7)	0.02%
Net investment income	3.22	%(8)	2.95%		2.08%		2.52	%(8)	1.15%	3.29%		4.55%
Portfolio Turnover of the Portfolio	7%		2%		30%		5%		67%	41%		21%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a drecrease of $0.139 per share and 1.61% respectively.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.11% due to the change in timing of payment and reinvestment distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Represents less than 0.01%.

(8)  Annualized.

See notes to financial statements
8

Eaton Vance Government Obligations Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended April 30, 2007 (Unaudited)(1)		Year Ended October 31, 2006(1)		Period Ended October 31, 2005(1)(2)
Net asset value — Beginning of period	$7.170		$7.320		$7.430
Income (loss) from operations
Net investment income	$0.131		$0.214		$0.083
Net realized and unrealized gain (loss)	0.034		0.060		(0.091)
Total income (loss) from operations	$0.165		$0.274		$(0.008)
Less distributions
From net investment income	$(0.185)		$(0.405)		$(0.099)
From tax return of capital	—		(0.019)		(0.003)
Total distributions	$(0.185)		$(0.424)		$(0.102)
Net asset value — End of period	$7.150		$7.170		$7.320
Total Return(3)	2.34%		3.87%		(0.12)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$221		$235		$2
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.46	%(6)	1.45%		1.43	%(6)
Expenses after custodian fee reduction(4)	1.46	%(6)	1.45%		1.43	%(6)
Interest and fee expense(4)	0.01	%(6)	0.00	%(5)	0.00	%(5)(6)
Net investment income	3.70	%(6)	3.06%		4.57	%(6)
Portfolio Turnover of the Portfolio	7%		2%		30%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations, August 12, 2005, to October 31, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Include's the Fund's share of the Portfolio's allocated expenses.

(5)  Represents less than 0.01%.

(6)  Annualized.

See notes to financial statements
9

Eaton Vance Government Obligations Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the Trust). The Fund offers four classes of shares. Class A shares are generally sold subject to an initial sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 7). Class R shares are offered at net asset value and are not subject to an initial sales charge. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (78.2% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $228,084,049 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax or excise tax. Such capital loss carryovers will expire on October 31, 2007 ($16,400,527), October 31, 2008 ($4,071,870), October 31, 2010 ($21,056,795), October 31, 2011 ($78,339,789), October 31, 2012 ($67,101,638), October 31, 2013 ($23,607,593), and October 31, 2014 ($17,505,837).

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

Eaton Vance Government Obligations Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	2,996,852	5,690,166
Issued to shareholders electing to receive payments of distributions in Fund shares	549,738	1,262,328
Redemptions	(5,356,758)	(12,796,297)
Exchange from Class B shares	871,238	1,047,866
Net decrease	(938,930)	(4,795,937)
Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	507,158	887,301
Issued to shareholders electing to receive payments of distributions in Fund shares	355,813	1,006,297
Redemptions	(4,363,592)	(10,510,683)
Exchange to Class A shares	(870,426)	(1,046,540)
Net decrease	(4,371,047)	(9,663,625)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	815,992	1,921,049
Issued to shareholders electing to receive payments of distributions in Fund shares	201,154	572,991
Redemptions	(3,179,284)	(9,265,880)
Net decrease	(2,162,138)	(6,771,840)
Class R	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	12,635	41,111
Issued to shareholders electing to receive payments of distributions in Fund shares	744	760
Redemptions	(15,093)	(9,454)
Net increase (decrease)	(1,714)	32,417

Eaton Vance Government Obligations Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2007 aggregated $30,499,377 and $101,581,739, respectively.

5  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2007, EVM earned $23,172 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $12,830 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007. Certain Officers and Trustees of the Fund and the Portfolio are Officers of the above organizations.

6  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $307,787 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 7) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $736,976 and $451,826 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $13,513,000 and $62,373,000 for Class B and Class C shares, respectively. The Class R Plan provides for the Fund to pay EVD an amount equal to 0.50% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. For the six months ended April 30, 2007 the Fund paid or accrued $257 for Class R shares to or payable to EVD, representing 0.25% of the average daily net assets for Class R shares. The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and C sales commissions and distribution fees and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for six months ended April 30, 2007 amounted to $245,659 $150,609 and $257 for Class B, Class C and Class R shares, respectively.

7  Contingent Deferred Sales Charge

Class A shares of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) in the event of redemption within 18 months of purchase. A CDSC generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares

Eaton Vance Government Obligations Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

will be subject to a 1% CDSC if redeemed within 12 months of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C plans, respectively (see Note 6). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $1,000, $335,000, and $6,000 of CDSC paid by shareholders for Class A shares, Class B shares, and Class C shares, respectively, for the six months ended April 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Government Obligations Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 95.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, with maturity at 2026	$1,561	$1,593,638
6.50%, with various maturities to 2028	31,894	32,997,944
6.87%, with maturity at 2024	474	487,690
7.00%, with various maturities to 2026	19,559	20,561,338
7.09%, with maturity at 2023	1,569	1,656,472
7.25%, with maturity at 2022	2,383	2,527,312
7.31%, with maturity at 2027	599	631,867
7.50%, with various maturities to 2029	29,686	31,400,977
7.63%, with maturity at 2019	1,022	1,089,427
7.75%, with various maturities to 2018	64	67,831
7.78%, with maturity at 2022	302	325,062
7.85%, with maturity at 2020	812	873,393
8.00%, with various maturities to 2028	28,160	30,152,182
8.13%, with maturity at 2019	1,683	1,819,938
8.15%, with maturity at 2021	526	558,636
8.25%, with various maturities to 2017	436	464,497
8.50%, with various maturities to 2028	17,025	18,257,527
8.75%, with various maturities to 2016	136	139,226
9.00%, with various maturities to 2032	24,708	27,122,164
9.25%, with various maturities to 2017	778	816,529
9.50%, with various maturities to 2026	5,882	6,533,662
9.75%, with various maturities to 2018	214	218,283
11.00%, with maturity at 2015	52	58,018
13.00%, with maturity at 2015	3	2,696
13.50%, with maturity at 2010	18	19,350
15.00%, with maturity at 2011	1	797
		$180,376,456
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	$3	$2,502
5.50%, with maturity at 2014	15,779	15,859,923
5.608%, with maturity at 2033(1)	7,584	7,595,353
5.636%, with maturity at 2035(1)	3,591	3,596,100
5.637%, with maturity at 2022(1)	3,171	3,174,149
5.64%, with maturity at 2022(1)	3,924	3,927,336
5.642%, with maturity at 2026(1)	2,475	2,478,817
5.646%, with various maturities to 2035(1)	54,307	54,371,946
5.647%, with maturity at 2036(1)	3,625	3,629,233
5.662%, with maturity at 2036(1)	1,484	1,486,100
6.00%, with various maturities to 2024	928	943,007
6.499%, with maturity at 2025(1)	707	731,303
6.50%, with various maturities to 2029	94,985	98,380,318
7.00%, with various maturities to 2029	42,095	44,174,399
7.25%, with various maturities to 2023	126	130,222
7.50%, with various maturities to 2029	20,569	21,807,692
7.75%, with maturity at 2008	7	6,747
7.875%, with maturity at 2021	1,642	1,772,544
7.879%, with maturity at 2030(1)	73	78,113
8.00%, with various maturities to 2027	26,098	28,121,650

Security	Principal Amount (000's omitted)	Value
8.25%, with various maturities to 2025	$800	$835,687
8.33%, with maturity at 2020	1,621	1,766,837
8.50%, with various maturities to 2027	9,638	10,378,839
8.636%, with maturity at 2021(2)	367	395,811
8.75%, with various maturities to 2016	329	335,446
8.966%, with maturity at 2010(2)	114	116,977
9.00%, with various maturities to 2030	3,899	4,215,327
9.125%, with maturity at 2011	79	81,672
9.25%, with various maturities to 2016	121	124,062
9.50%, with various maturities to 2030	5,946	6,564,491
9.75%, with maturity at 2019	55	62,238
9.968%, with maturity at 2021(2)	134	148,481
10.00%, with maturity at 2012	42	44,097
10.005%, with maturity at 2025(2)	118	131,413
10.081%, with maturity at 2021(2)	167	189,267
10.22%, with maturity at 2023(2)	215	243,356
10.262%, with maturity at 2021(2)	261	294,035
10.376%, with maturity at 2020(2)	215	236,727
10.851%, with maturity at 2025(2)	127	141,765
11.00%, with maturity at 2010	12	12,373
11.395%, with maturity at 2019(2)	204	227,998
11.50%, with maturity at 2012	85	92,467
11.617%, with maturity at 2018(2)	362	406,750
12.132%, with maturity at 2025(2)	111	126,764
12.391%, with maturity at 2021(2)	140	157,691
12.677%, with maturity at 2015(2)	301	346,863
13.00%, with maturity at 2010	62	64,950
		$320,009,838
Government National Mortgage Assn.:
6.125%, with various maturities to 2027(1)	$1,279	$1,294,050
6.50%, with maturity at 2024	126	130,149
7.00%, with various maturities to 2025	40,166	42,365,922
7.25%, with maturity at 2022	135	143,180
7.50%, with various maturities to 2024	10,317	10,919,945
8.00%, with various maturities to 2027	25,007	27,015,115
8.25%, with various maturities to 2019	256	278,006
8.30%, with maturity at 2020	84	90,661
8.50%, with various maturities to 2018	4,272	4,641,475
9.00%, with various maturities to 2027	14,139	15,773,531
9.50%, with various maturities to 2026	10,818	12,168,106
		$114,820,140
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	$3,570	$3,707,078
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	1,797	1,816,275
Federal Home Loan Mortgage Corp., Series 2075, Class PH, 6.50%, due 2028	914	941,260
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	5,210	5,266,673

See notes to financial statements
14

Government Obligations Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 2142, Class Z, 6.50%, due 2029	$1,893	$1,954,224
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	19,053	20,251,096
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	540	559,143
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,293	1,347,089
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,064	1,119,306
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	775	799,631
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	2,515	2,655,119
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	4,216	4,521,959
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	2,026	2,154,001
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	1,654	1,727,080
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	731	806,073
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	908	970,397
		$50,596,404
Total Mortgage Pass-Throughs (identified cost $667,118,468)		$665,802,838
U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(3)	$7,125	$7,478,910
Total U.S. Treasury Obligations (identified cost, $6,248,871)		$7,478,910

Short-Term Investments — 3.3%
Security	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(4)	$22,883	$22,882,780
Total Short-Term Investments (identified cost, $22,882,780)		$22,882,780
Total Investments — 100.0% (identified cost $696,250,119)		$696,164,528
Other Assets, Less Liabilities — (0.0)%		$(228,482)
Net Assets — 100.0%		$695,936,046

(1)  Adjustable rate mortgage.

(2)  Weighted Average fixed-rate coupon that changes/updates monthly.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds, which invests in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements
15

Government Obligations Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated Investments, at value (identified cost, $673,367,339)	$673,281,748
Affiliated Investments, at value (identified cost $22,882,780)	22,882,780
Receivable for investments sold	493,907
Interest receivable	3,981,733
Interest Receivable from affiliated investment	63,352
Receivable for daily variation margin on open financial futures contracts	302,738
Total assets	$701,006,258
Liabilities
Payable for investments purchased	$4,535,125
Payable to affiliate for investment advisory fees	418,541
Payable to affiliate for Trustees' fees	1,866
Accrued expenses	114,680
Total liabilities	$5,070,212
Net Assets applicable to investors' interest in Portfolio	$695,936,046
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$695,388,587
Net unrealized appreciation (computed on the basis of identified cost)	547,459
Total	$695,936,046

Statement of Operations

For the Six Months
Ended April 30, 2007

Investment Income
Interest	$18,019,322
Interest income allocated from affiliated investments	140,831
Expenses allocated from affiliated investments	(13,320)
Total investment income	$18,146,833
Expenses
Investment adviser fee	$2,582,260
Trustees' fees and expenses	10,699
Custodian fee	133,589
Legal and accounting services	38,868
Interest expense and fees	22,014
Miscellaneous	2,147
Total expenses	$2,789,577
Deduct — Reduction of custodian fee	$167
Total expense reductions	$167
Net expenses	$2,789,410
Net investment income	$15,357,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$838,889
Financial futures contracts	(84,718)
Net realized gain	$754,171
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,801,454
Financial futures contracts	240
Net change in unrealized appreciation (depreciation)	$1,801,694
Net realized and unrealized gain	$2,555,865
Net increase in net assets from operations	$17,913,288

See notes to financial statements
16

Government Obligations Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$15,357,423	$31,944,223
Net realized gain from investment transactions and financial futures contracts	754,171	1,348,494
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,801,694	1,611,929
Net increase in net assets from operations	$17,913,288	$34,904,646
Capital transactions — Contributions	$65,001,366	$113,001,226
Withdrawals	(114,782,728)	(286,374,607)
Net decrease in net assets from capital transactions	$(49,781,362)	$(173,373,381)
Net decrease in net assets	$(31,868,074)	$(138,468,735)
Net Assets
At beginning of period	$727,804,120	$866,272,855
At end of period	$695,936,046	$727,804,120

See notes to financial statements
17

Government Obligations Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended		Year Ended December 31,
	(Unaudited)		2006		2005		October 31,2004(1)		2003	2002		2001(2)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.79	%(4)	0.79%		0.77%		0.75	%(4)	0.70%	0.75%		0.81%
Expenses after custodian fee reduction	0.79	%(4)	0.79%		0.77%		0.75	%(4)	0.70%	0.75%		0.81%
Interest expense	0.01	%(4)	0.00	%(3)	0.00	%(3)	0.00	%(3)(4)	0.01%	0.00	%(3)	0.02%
Net investment income	4.36	%(4)	4.09%		3.21%		3.63	%(4)	2.26%	4.41%		5.91%
Portfolio Turnover(5)	7%		2%		30%		5%		67%	41%		21%
Total Return	2.53%		4.71%		2.46%		2.23%		0.01%	8.24%		9.52%
Net assets, end of period (000's omitted)	$695,936		$727,804		$866,273		$1,060,801		$1,521,288	$1,572,812		$675,520

(1)  For the ten-month period ended October 31, 2004.

(2)  The Portfolio adotped the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 7.51% to 5.91%.

(3)  Represents less than 0.01%.

(4)  Annualized.

(5)  Total return is not computed on an annualized basis.

See notes to financial statements
18

Government Obligations Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2007, the Eaton Vance Government Obligations Fund and Eaton Vance Diversified Income Fund had a 78.2% and 18.5% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned 30 year fixed-rate MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an

19

Government Obligations Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $47,885,521 and $74,303,486, respectively.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a fee computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million. On net assets of $500 million or more, BMR has contractually agreed to reduce its advisory fee as follows: 0.6875% annually on average daily net assets of $500 million but less than $1 billion; 0.6250% of average daily net assets of $1 billion but less than $1.5 billion; 0.5625% of average daily net assets of $1.5 billion but less than $2 billion; 0.5000% of average daily net assets of $2 billion but less than $2.5 billion; and 0.4375% of average daily net assets of $2.5 billion and over. These contractual

20

Government Obligations Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

fee reductions cannot be terminated or decreased without the approval of the Portfolio's Board of Trustees and its shareholders and are intended to continue indefinitely. The portion of advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the six months ended April 30, 2007 the Portfolio's advisory fee totaled $2,595,462 of which $13,202 was allocated from Cash Management and $2,582,260 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2007, the Portfolio's advisory fee, including the portion allocated for Cash Management, was 0.73% of the Portfolio's average daily net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings during the six months ended April 30, 2007.

5  Securities Lending Agreement

The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash in accordance with the Portfolio's investment objective and policies and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received. There was no loan rebate for the six months ended April 30, 2007. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans. During the six months ended April 30, 2007, the Portfolio had no outstanding securities on loan.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$705,509,287
Gross unrealized appreciation	$—
Gross unrealized depreciation	(9,344,759)
Net unrealized depreciation	$(9,344,759)

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful

21

Government Obligations Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2007 is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/07	625 U.S Ten Year Treasury Note	Long	$67,072,031	$67,705,081	$633,050

At April 30, 2007, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

22

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

23

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Government Obligations Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Government Obligations Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

24

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

25

Eaton Vance Government Obligations Fund

INVESTMENT MANAGEMENT

Eaton Vance Government Obligations Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

26

Eaton Vance Government Obligations Fund

INVESTMENT MANAGEMENT CONT'D

Government Obligations Portfolio

Officers Mark Venezia President Susan Schiff Vice President and Co-Portfolio Manager Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Tomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

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Investment Adviser of Government Obligations Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Government Obligations Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objectives, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

140-6/07  GOSRC

Semiannual Report April 30, 2007

EATON VANCE
HIGH
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance High Income Fund as of April 30, 2007

I N V E S T M E N T  U P D A T E

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 6.50% for the six months ended April 30, 2007.(1) This return resulted from an increase in net asset value per share (NAV) to $5.36 on April 30, 2007 from $5.23 on October 31, 2006, and the reinvestment of $0.205 in dividends.

•                  The Fund’s Class B shares had a total return of 5.91% for the same period.(1) This return resulted from an increase in NAV to $5.34 on April 30, 2007 from $5.22 on October 31, 2006, and the reinvestment of $0.184 in dividends.

•                  The Fund’s Class C shares had a total return of 5.91% for the same period.(1) This return resulted from an increase in NAV to $5.34 on April 30, 2007 from $5.22 on October 31, 2006, and the reinvestment of $0.184 in dividends.

•                  In comparison, the Merrill Lynch U.S. High Yield Master II Index – an unmanaged index of below investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market–had a return of 6.91% for the six months ended April 30, 2007.(2) The Merrill Lynch U.S. High Yield Master II Constrained Index – whose constituents are capitalization-weighted, based on their current amount outstanding – had a total return of 6.95% for the same period.(2) The Fund’s peer group, the Lipper High Current Yield funds Classification, had an average total return of 6.61% for the six months ended April 30, 2007.(2)

Recent Fund Developments

•                  The high-yield market was characterized by narrowing spreads during the six month period, with spreads near a record low, at 288 basis points (2.88%) at April 30, 2007, down from 338 (3.38%) at October 31, 2006. A flood of liquidity made larger companies the targets of mergers and leveraged buyout attempts, resulting in an increase in the average size of deals coming to market. However, the actual number of deals decreased. Therefore, rising investor demand focused on fewer credits. That dynamic, coupled with a strong stock market and very low default rates, contributed further to the narrowing of spreads.

•                  The Fund currently invests in High Income Portfolio, (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. Given continuing narrow spreads and a flat yield curve, the Portfolio emphasized a short duration, an underweighting of deeply subordinated bonds and an overweighting in leveraged loans.(3) With subordinated high-yield issues carrying more leverage than a year ago, the Portfolio increased its exposure to floating-rate loans. Loan interest rates are adjusted with changes in the London Inter-Bank Offered Rate (LIBOR) – the benchmark over which floating rates are set. Leveraged loans are typically secured by a company’s assets and are senior to the company’s high-yield bonds. The combination of shorter duration bonds, a reduction of subordinated bonds and an increase in leveraged loans helped to position the Fund defensively in the event of a widening in spreads or rising interest rates.(3)

•                  Security selection was additive in the retail, automotive and metals/mining areas. Mining was especially strong, as global demand for commodities benefited producers of iron ore and other industrial commodities. Not surprisingly, home building was among the less stellar performers, although the Portfolio was significantly underweighted in that troubled area.(3)

•                  The Portfolio’s defensive posture constrained performance during the six months ended April 30, 2007, resulting in a modest underperformance of the Fund’s benchmarks.

(1)          These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

(2)       It is not possible to invest directly in an Index or Lipper Classification. The Lipper Average is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)       Portfolio investments may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance High Income Fund as of April 30, 2007

P E R F O R M A N C E

Performance(1)

	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	6.50%	5.91%	5.91%
One Year	11.28	10.45	10.45
Five Years	N.A.	10.77	10.74
Ten Years	N.A.	6.13	6.09
Life of Fund†	9.21	7.62	6.77

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	1.45%	0.91%	4.91%
One Year	5.99	5.45	9.45
Five Years	N.A.	10.50	10.74
Ten Years	N.A.	6.13	6.09
Life of Fund†	7.54	7.62	6.77

†              Inception Dates – Class A: 3/11/04; Class B: 8/19/86; Class C: 6/8/94

(1)   Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C
Expense Ratio	0.97%	1.72%	1.72%

(2)      From the Fund’s prospectus dated 3/1/07.

Portfolio credit Quality ratings(3)

By total investments

(3)      Credit Quality ratings are those provided by Standard & Poor’s, a nationally recognized bond rating service. As a percentage of the Portfolio’s total investments as of April 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance High Income Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance High Income Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,065.00	$5.02
Class B	$1,000.00	$1,059.10	$8.88
Class C	$1,000.00	$1,059.10	$8.83
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91
Class B	$1,000.00	$1,016.20	$8.70
Class C	$1,000.00	$1,016.20	$8.65

* Expenses are equal to the Fund's annualized expense ratio of 0.98% for Class A shares, 1.74% for Class B shares and 1.73% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 ( to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The example reflects the expenses of both the Fund and the Portfolio.

3

Eaton Vance High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in High Income Portfolio, at value (identified cost, $693,897,962)	$729,747,938
Receivable for Fund shares sold	1,566,833
Total assets	$731,314,771
Liabilities
Dividends payable	$2,554,070
Payable for Fund shares redeemed	1,575,479
Payable to affiliate for distribution and service fees	432,175
Payable to affiliate for Trustees' fees	282
Accrued expenses	163,304
Total liabilities	$4,725,310
Net Assets	$726,589,461
Sources of Net Assets
Paid-in capital	$1,074,920,534
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(382,290,351)
Accumulated distributions in excess of net investment income	(1,890,698)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	35,849,976
Total	$726,589,461
Class A Shares
Net Assets	$268,040,060
Shares Outstanding	50,028,125
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.36
Maximum Offering Price Per Share (100 ÷ 95.25 of $5.36)	$5.63
Class B Shares
Net Assets	$278,519,791
Shares Outstanding	52,112,200
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$5.34
Class C Shares
Net Assets	$180,029,610
Shares Outstanding	33,691,618
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$5.34

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest allocated from Portfolio	$29,458,770
Dividends allocated from Portfolio	253,195
Miscellaneous income allocated from Portfolio	1,216,741
Expenses allocated from Portfolio	(2,102,308)
Net investment income from Portfolio	$28,826,398
Expenses
Trustees' fees and expenses	$1,691
Distribution and service fees Class A	281,459
Class B	1,463,017
Class C	876,288
Transfer and dividend disbursing agent fees	309,314
Printing and postage	55,955
Registration fees	36,367
Custodian fee	18,151
Legal and accounting services	16,377
Miscellaneous	6,492
Total expenses	$3,065,111
Net investment income	$25,761,287
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,434,372
Swap contracts	(22,788)
Foreign currency and forward foreign currency exchange contract transactions	816
Net realized gain	$8,412,400
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$7,574,847
Swap contracts	(49,964)
Net change in unrealized appreciation (depreciation)	$7,524,883
Net realized and unrealized gain	$15,937,283
Net increase in net assets from operations	$41,698,570

See notes to financial statements
4

Eaton Vance High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$25,761,287	$49,810,329
Net realized gain from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	8,412,400	16,524,463
Net change in unrealized appreciation (depreciation) from investments and swaps contracts	7,524,883	3,145,364
Net increase in net assets from operations	$41,698,570	$69,480,156
Distributions to shareholders — From net investment income
Class A	$(8,727,234)	$(14,147,508)
Class B	(10,287,108)	(24,307,320)
Class C	(6,153,397)	(12,679,760)
Total distributions to shareholders	$(25,167,739)	$(51,134,588)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$71,133,500	$33,549,505
Class B	8,560,652	16,275,549
Class C	17,689,280	27,908,844
Net asset value of shares issued to shareholders in payment of distributions declared Class A	3,672,221	5,740,369
Class B	4,226,505	10,193,029
Class C	2,474,891	5,185,071
Cost of shares redeemed Class A	(25,457,985)	(30,098,777)
Class B	(33,260,020)	(79,092,598)
Class C	(16,515,902)	(54,096,757)
Net asset value of shares exchanged Class A	13,632,465	20,770,613
Class B	(13,632,465)	(20,770,613)
Redemption Fees	5,383	4,435
Net increase (decrease) in net assets from Fund share transactions	$32,528,525	$(64,431,330)
Net increase (decrease) in net assets	$49,059,356	$(46,085,762)
Net Assets
At beginning of period	$677,530,105	$723,615,867
At end of period	$726,589,461	$677,530,105
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,890,698)	$(2,484,246)

See notes to financial statements
5

Eaton Vance High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)(2)
Net asset value — Beginning of period	$5.230		$5.100	$5.210	$5.230
Income (loss) from operations
Net investment income	$0.209		$0.401	$0.402	$0.262
Net realized and unrealized gain (loss)	0.126		0.142	(0.095)	(0.001)
Total income from operations	$0.335		$0.543	$0.307	$0.261
Less distributions
From net investment income	$(0.205)		$(0.413)	$(0.417)	$(0.281)
Total distributions	$(0.205)		$(0.413)	$(0.417)	$(0.281)
Redemption fees	$0.000	(3)	$0.000 (3)	$0.000 (3)	$0.000	(3)
Net asset value — End of period	$5.360		$5.230	$5.100	$5.210
Total Return(4)	6.50%		11.04%	6.01%	5.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$268,040		$199,812	$165,125	$150,042
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	0.98	%(6)	0.97%	0.97%	0.96	%(6)
Expenses after custodian fee reduction(5)	0.98	%(6)	0.97%	0.97%	0.96	%(6)
Interest expense	0.02	%(6)	—	—	—
Net investment income	7.92	%(6)	7.77%	7.70%	7.98	%(6)
Portfolio Turnover of the Portfolio	42%		62%	62%	80%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class A shares, March 11, 2004, to October 31, 2004.

(3)  Amounts represent less than $0.0005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distribution reinvested. Total return is not computed on an annualized basis.

(5)  Includes the fund's share of the Portfolio 's allocated expenses.

(6)  Annualized.

See notes to financial statements
6

Eaton Vance High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)	2003	2002(2)
Net asset value — Beginning of period	$5.220		$5.080	$5.200		$5.050	$4.150	$4.860
Income (loss) from operations
Net investment income	$0.189		$0.363	$0.363		$0.392	$0.416	$0.431
Net realized and unrealized gain (loss)	0.115		0.149	(0.106)		0.169	0.904	(0.672)
Total income (loss) from operations	$0.304		$0.512	$0.257		$0.561	$1.320	$(0.241)
Less distributions
From net investment income	$(0.184)		$(0.372)	$(0.377)		$(0.411)	$(0.420)	$(0.429)
From tax return of capital	—		—	—		—	—	(0.040)
Total distributions	$(0.184)		$(0.372)	$(0.377)		$(0.411)	$(0.420)	$(0.469)
Redemption fees	$0.000	(3)	$0.000 (3)	$0.000	(3)	$0.000 (3)	$—	$—
Net asset value — End of period	$5.340		$5.220	$5.080		$5.200	$5.050	$4.150
Total Return(4)	5.91%		10.41%	5.34	%(5)	11.55%	33.26%	(5.46)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$278,520		$305,519	$370,036		$474,861	$662,381	$530,326
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	1.74	%(7)	1.72%	1.72%		1.71%	1.80%	1.79%
Expenses after custodian fee reduction(6)	1.74	%(7)	1.72%	1.72%		1.71%	1.80%	1.79%
Interest expense	0.02	%(7)	—	—		—	—	—
Net investment income	7.20	%(7)	7.05%	6.95%		7.60%	8.96%	9.30%
Portfolio Turnover of the Portfolio	42%		62%	62%		80%	122%	88%

(1)  Net investment income pershare was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Acounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The affect of this change for the year ended October 31, 2002 was to decrease net investement income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.52% to 9.30%.

(3)  Amount represent less than $0.0005.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.33% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

See notes to financial statements
7

Eaton Vance High Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)(2)		2006(1)(2)	2005(1)(2)		2004(1)(2)	2003(2)	2002(2)(3)
Net asset value — Beginning of period	$5.220		$5.080	$5.200		$5.050	$4.150	$4.850
Income (loss) from operations
Net investment income	$0.189		$0.363	$0.363		$0.389	$0.417	$0.429
Net realized and unrealized gain (loss)	0.115		0.149	(0.107)		0.171	0.903	(0.660)
Total income (loss) from operations	$0.304		$0.512	$0.256		$0.560	$1.320	$(0.231)
Less distributions
From net investment income	$(0.184)		$(0.372)	$(0.376)		$(0.410)	$(0.420)	$(0.433)
From tax return of capital	—		—	—		—	—	(0.036)
Total distributions	$(0.184)		$(0.372)	$(0.376)		$(0.410)	$(0.420)	$(0.469)
Redemption fees	$0.000	(4)	$0.000 (4)	$0.000	(4)	$0.000 (4)	$—	$—
Net asset value — End of period	$5.340		$5.220	$5.080		$5.200	$5.050	$4.150
Total Return(5)	5.91%		10.41%	5.32	%(6)	11.38%	33.24%	(5.37)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$180,030		$172,200	$188,454		$239,308	$281,103	$195,037
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(7)	1.73	%(8)	1.72%	1.72%		1.71%	1.80%	1.79%
Expenses after custodian fee reduction(7)	1.73	%(8)	1.72%	1.72%		1.71%	1.80%	1.79%
Interest expense	0.02	%(8)	—	—		—	—	—
Net investment income	7.19	%(8)	7.05%	6.96%		7.56%	8.93%	9.28%
Portfolio Turnover of the Portfolio	42%		62%	62%		80%	122%	88%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.3204633-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its invetment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.010, decrease net realized and unrealized losses per share by $0.010 and decrease the ratio of net investment income to average net assets from 9.50% to 9.28%.

(4)  Amounts represent less than $0.0005.

(5)  Returns are historical and are calculated by determining the percdentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total return reflects an increase of 0.20% due to a change in the timing of the payment and reinvestment of distributions.

(7)  Includes the Fund's share of the Portfolio's allocated expenses.

(8)  Annualized.

See notes to financial statements
8

Eaton Vance High Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (the 1940 Act), as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase and assess a redemption fee of 1% for shares redeemed or exchanged within 90 days of purchase. Class B shares and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (67.9% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryforward of $385,510,998, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2008 ($6,464,837), October 31, 2009 ($235,765,703), and October 31, 2010 ($143,280,458), respectively.

D  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances

9

Eaton Vance High Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of the purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	13,374,800	10,492,618
Issued to shareholders electing to receive payments of distributions in Fund shares	690,355	1,109,833
Redemptions	(4,789,934)	(5,808,810)
Exchange from Class B shares	2,562,684	4,022,524
Net increase	11,837,905	9,816,165
Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	1,616,382	3,159,504
Issued to shareholders electing to receive payments of distributions in Fund shares	796,902	1,976,003
Redemptions	(6,274,540)	(19,394,106)
Exchange to Class A shares	(2,566,650)	(4,029,508)
Net decrease	(6,427,906)	(18,288,107)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	3,341,455	5,414,798
Issued to shareholders electing to receive payments of distributions in Fund shares	466,538	1,005,116
Redemptions	(3,117,985)	(10,502,329)
Net increase (decrease)	690,008	(4,082,415)

Redemptions or exchanges of Class A shares made within 90 days of the settlement of the purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended April 30, 2007, the Fund received redemption fees of $5,383 on Class A shares, which was less than $0.001 per share.

10

Eaton Vance High Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2007, EVM earned $22,282 in sub-transfer agent fees. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $25,589 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $281,459 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,097,263 and $657,216 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $22,250,000 and $41,785,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $365,754 and $219,072 for Class B and Class C shares, respectively.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

Class A shares of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. A CDSC generally is imposed on redemptions of Class B Shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C plans, respectively. CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $28,000, $220,000 and $8,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2007.

11

Eaton Vance High Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2007, aggregated $110,690,150 and $106,465,350, respectively.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 9.5%(1)
Security	Principal Amount	Value
Aerospace — 0.2%
Hawker Beechcraft Inc., Term Loan, 7.32%, Maturing 3/26/14	$2,341,844	$2,352,926
Hawker Beechcraft, Term Loan, 5.25%, Maturing 3/26/14	198,156	199,094
		$2,552,020
Broadcasting — 0.9%
Hit Entertainment Inc., Term Loan, 10.86%. Maturing 2/5/13	$9,180,000	$9,309,098
		$9,309,098
Building and Development — 0.7%
Realogy Corp., Term Loan, 8.32%, Maturing 9/1/14	$1,470,000	$1,477,613
Realogy Corp., Term Loan, 8.35%, Maturing 9/1/14	5,460,000	5,488,277
		$6,965,890
Building Materials — 0.7%
PLY GEM Industries, Term Loan, 8.10%, Maturing 8/15/11	$6,747,840	$6,752,058
PLY GEM Industries, Term Loan, 8.10%, Maturing 8/15/11	252,160	252,317
		$7,004,375
Gaming — 1.3%
BLB Worldwide Holdings, Term Loan, 9.63%, Maturing 6/30/12	$5,410,000	$5,467,481
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	5,350,000	5,256,375
M Holdings, Term Loan, 8.84% Maturing 12/13/08	3,050,000	3,050,000
		$13,773,856
Healthcare — 1.0%
Advanced Medical Optics Inc., Term Loan, 7.09%, Maturing 4/2/14	$1,400,000	$1,408,750
HCA Inc., Term Loan, 7.60%, Maturing 11/18/13	9,316,650	9,424,919
		$10,833,669
Metals / Mining — 0.4%
Freeport-McMoran Copper & Gold, Inc., Term Loan, 7.07%, Maturing 3/19/14	$4,658,400	$4,677,532
		$4,677,532

Security	Principal Amount	Value
Paper — 0.3%
Domtar Inc., Term Loan, 6.74%, Maturing 3/7/14	$2,700,000	$2,700,337
		$2,700,337
Publishing / Printing — 1.9%
Houghton Mifflin, Inc., Term Loan, 11.07%, Maturing 12/21/07	$4,640,000	$4,640,000
Nielsen Finance, LLC, Term Loan, 7.61%, Maturing 8/9/13	15,920,000	16,077,544
		$20,717,544
Services — 0.9%
Rental Services Corp., Term Loan, 8.85%, Maturing 12/2/13	$2,330,000	$2,369,610
Sabre Holdings Inc., Term Loan, 7.61%, Maturing 9/30/14	7,530,000	7,554,706
		$9,924,316
Telecommunications — 0.6%
Intelsat Bermuda Ltd., Term Loan, 7.86%, Maturing 2/1/14	$2,500,000	$2,512,053
Level 3 Comm Inc., Term Loan, 7.61%, Maturing 3/13/14	4,280,000	4,299,393
		$6,811,446
Utilities — 0.6%
Sandridge Energy Inc., Term Loan, 8.63%, Maturing 4/1/13	$6,240,000	$6,442,800
		$6,442,800
Total Senior, Floating Rate Interests (identified cost $100,839,765)		$101,712,883
Corporate Bonds & Notes — 85.0%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.6%
Alion Science and Technologies Corp., 10.25%, 2/1/15(2)	$3,225	$3,410,437
Bombardier, Inc., 8.00%, 11/15/14(2)	1,510	1,593,050
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	984,087

See notes to financial statements
13

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Aerospace (continued)
Hawker Beechcraft Acquisition Co., Sr. Notes, 8.50%, 4/1/15(2)	$115	$121,612
Hawker Beechcraft Acquisition Co., Sr. Sub Notes, 9.75%, 4/1/17(2)	35	37,625
		$6,146,811
Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,508	$1,512,861
		$1,512,861
Automotive & Auto Parts — 5.2%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$2,675	$2,785,344
Altra Industrial Motion, Inc., 9.00%, 12/1/11(2)	1,290	1,343,212
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,620	1,632,150
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,230	1,260,750
Ford Motor Credit Co., 6.625%, 6/16/08	2,270	2,269,305
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	9,292,380
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,431,412
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	190	202,499
Ford Motor Credit Co., Variable Rate, 8.36%, 11/2/07	11,690	11,803,159
General Motors Acceptance Corp., 5.125%, 5/9/08	2,325	2,298,188
General Motors Acceptance Corp., 5.85%, 1/14/09	1,140	1,127,764
General Motors Acceptance Corp., 7.00%, 2/1/12	470	473,895
General Motors Acceptance Corp., 8.00%, 11/1/31	5,205	5,602,256
Goodyear Tire & Rubber Co., Sr. Notes, 8.625%, 12/1/11(2)	1,505	1,632,925
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate, 9.14%, 12/1/09(2)	2,150	2,182,250
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	4,960	5,462,200
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,745,150
Venture Holding Trust, Sr. Notes, 9.50%, 1/1/08(3)	3,811	19,055
		$55,563,894
Broadcasting — 1.8%
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(2)	$2,200	$2,359,500
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(2)	7,400	8,371,250
Sinclair Broadcast, 4.875%, 7/15/18	1,275	1,284,562
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	6,720	6,753,600
		$18,768,912

Security	Principal Amount (000's omitted)	Value
Building Materials — 2.5%
General Cable Corp., Sr. Notes, 7.125%, 4/1/17(2)	$980	$999,600
General Cable Corp., Variable Rate, 7.725%, 4/1/15(2)	980	994,700
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 8.36%, 6/15/12	3,749	3,814,607
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	815,775
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	1,555	1,624,975
Nortek, Inc., Sr. Sub. Notes, 8.50%, 9/1/14	10,710	10,629,675
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, 3/1/14	4,345	3,280,475
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(2)	4,725	5,079,375
		$27,239,182
Cable / Satellite TV — 4.3%
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate, 9.82%, 4/1/09	$4,810	$5,122,650
CCH I Holdings, LLC, 11.75%, 5/15/14	3,260	3,260,000
CCH I, LLC/CCH I Capital Co., 11.00%, 10/1/15	3,455	3,688,212
CCH II, LLC/CCH II Capital Co., 10.25%, 9/15/10	3,150	3,362,625
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	5,240	5,521,650
CSC Holdings, Inc., Series B, 8.125%, 8/15/09	1,505	1,572,725
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,225
CSC Holdings, Inc., Sr. Notes, 8.125%, 7/15/09	245	256,025
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	205	212,431
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	16,840	17,639,900
Kabel Deutschland GmbH, 10.625%, 7/1/14	3,065	3,440,462
National Cable, PLC, 8.75%, 4/15/14	1,570	1,656,350
		$45,748,255
Capital Goods — 1.8%
American Railcar Industry, 7.50%, 3/1/14(2)	$1,620	$1,686,825
Chart Industries, Inc., Sr. Sub Notes, 9.125%, 10/15/15	2,370	2,524,050
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(2)	1,720	1,823,200
ESCO Corp., Sr. Notes, Variable Rate, 9.23%, 12/15/13(2)	1,720	1,788,800
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	628,757
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	1,745	1,893,325
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009) 4/15/14	2,643	2,484,420
RBS Global & Rexnord Corp., 9.50%, 8/1/14	2,105	2,262,875
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,085,050
Titan International, Inc., Sr. Notes, 8.00%, 1/15/12(2)	1,705	1,773,200
		$18,950,502

See notes to financial statements
14

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Chemicals — 2.1%
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	$5,205	$5,517,300
Ineos Group Holdings PLC, 8.50%, 2/15/16(2)	4,395	4,274,137
Koppers, Inc., 9.875%, 10/15/13	41	44,690
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,251,900
MacDermid, Inc., Sr. Sub. Notes, 9.50%, 4/15/17(2)	1,390	1,449,075
Mosaic Co., Sr. Notes, 7.375%, 12/1/14(2)	1,505	1,572,725
Mosaic Co., Sr. Notes, 7.625%, 12/1/16(2)	1,505	1,614,112
Nova Chemicals Corp., Sr. Notes, Variable Rate, 8.502%, 11/15/13	2,325	2,377,312
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(2)	4,650	4,865,062
		$22,966,313
Consumer Products — 0.5%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$2,975	$3,012,187
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.37%, 10/15/13(2)	915	940,162
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14(2)	1,855	1,845,725
		$5,798,074
Containers — 1.5%
Berry Plastics Holding Corp., 8.875%, 9/15/14	$4,740	$4,905,900
Berry Plastics Holding Corp., Variable Rate, 9.23%, 9/15/14	1,310	1,346,025
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,855	3,483,590
Pliant Corp. (PIK), 11.85%, 6/15/09(4)	5,417	5,946,748
		$15,682,263
Div. Financial Services — 0.9%
Residential Capital LLC, Sub. Notes, Variable Rate, 7.187%, 4/17/09(2)	$9,495	$9,455,472
		$9,455,472
Diversified Media — 3.6%
Advanstar Communications, Inc., 10.75%, 8/15/10	$8,960	$9,766,400
Affinion Group, Inc., 10.125%, 10/15/13	1,125	1,231,875
Affinion Group, Inc., 11.50%, 10/15/15	1,580	1,745,900
CanWest Media, Inc., 8.00%, 9/15/12	19,508	20,336,932
Lamar Media Corp., 6.625%, 8/15/15	430	428,925
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,136,150
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,539,200
		$38,185,382

Security	Principal Amount (000's omitted)	Value
Energy — 7.6%
Allis-Chalmers Energy, Inc., 8.50%, 3/1/17	$1,050	$1,060,500
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	5,210	5,392,350
Chaparral Energy, Inc., Sr. Notes, 8.875%, 2/1/17(2)	3,215	3,311,450
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	1,375	1,395,625
Clayton Williams Energy, Inc., 7.75%, 8/1/13	1,450	1,377,500
Compton Pet Finance Corp., 7.625%, 12/1/13	2,545	2,538,637
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16	805	843,237
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	595	608,387
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,356,528
El Paso Production Holding Co., 7.75%, 6/1/13	630	666,425
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	1,870	1,818,575
Energy Partners, Ltd., Sr. Notes, 9.75%, 4/15/14(2)	980	1,002,050
Giant Industries, 8.00%, 5/15/14	2,845	2,987,250
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,664,750
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(2)	2,745	2,923,425
OPTI Cananda, Inc., 8.25%, 12/15/14(2)	4,275	4,542,187
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	724,850
Petrobas International Finance Co., 6.125%, 10/6/16	670	689,262
Petrohawk Energy Corp., 9.125%, 7/15/13	9,200	9,901,500
Petroplus Finance, Ltd., 7.00%, 5/1/17(2)	1,925	1,951,469
Plains Exploration & Production Co., 7.00%, 3/15/17	2,955	2,973,469
Quicksilver Resources, Inc., 7.125%, 4/1/16	2,445	2,445,000
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,780,327
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(2)	6,330	6,567,375
SESI, LLC, 6.875%, 6/1/14	700	714,000
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14(2)	3,580	3,785,850
United Refining Co., Sr. Notes, 10.50%, 8/15/12	6,965	7,330,662
Verasun Energy Corp., 9.875%, 12/15/12	1,240	1,314,400
		$81,667,040
Entertainment / Film — 0.8%
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	$9,605	$8,524,437
		$8,524,437
Environmental — 0.5%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$5,390	$5,713,400
		$5,713,400
Food & Drug Retail — 1.3%
Rite Aid Corp., 8.125%, 5/1/10	$13,495	$14,001,062
		$14,001,062

See notes to financial statements
15

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Food / Beverage / Tobacco — 1.2%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$6,270	$5,815,425
Dole Foods Co., 7.25%, 6/15/10	585	576,956
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	4,065,750
Pinnacle Foods Finance, LLC, Sr. Notes, 9.25%, 4/1/15(2)	500	502,500
Pinnacle Foods Finance, LLC, Sr. Sub. Notes, 10.625%, 4/1/17(2)	1,605	1,617,037
		$12,577,668
Gaming — 7.9%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)	$4,410	$4,553,325
CCM Merger, Inc., 8.00%, 8/1/13(2)	2,435	2,477,612
Chukchansi EDA, Sr. Notes, Variable Rate, 8.877%, 11/15/12(2)	3,320	3,411,300
Eldorado Casino Shreveport (PIK), 10.00%, 8/1/12	990	954,877
Galaxy Entertainment Finance, 9.875%, 12/15/12(2)	5,505	6,055,500
Galaxy Entertainment Finance, Variable Rate, 10.354%, 12/15/10(2)	4,780	5,090,700
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(2)	2,385	2,569,837
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,945	5,408,594
Las Vegas Sands Corp., 6.375%, 2/15/15	1,595	1,561,106
Majestic HoldCo, LLC, 12.50%, (0.00% until 2008) 10/15/11(2)	1,620	1,182,600
Majestic Star Casino, LLC, 9.50%, 10/15/10	3,505	3,706,537
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,632,800
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	5,725	5,725,000
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(2)	1,270	1,428,750
San Pasqual Casino, 8.00%, 9/15/13(2)	3,740	3,870,900
Seminole Hard Rock Entertainment, Variable Rate, 7.848%, 3/15/14(2)	2,510	2,585,300
Station Casinos, Inc., 7.75%, 8/15/16	1,465	1,530,925
Station Casinos, Inc., Sr. Notes, 6.00%, 4/1/12	1,100	1,083,500
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	15,550	15,724,938
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(2)	3,605	3,848,338
Turning Stone Resort Casinos, Sr. Notes, 9.125%, 9/15/14(2)	875	896,875
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12(2)	9,127	9,697,438
		$84,996,752

Security	Principal Amount (000's omitted)	Value
Healthcare — 6.4%
Accellent, Inc., 10.50%, 12/1/13	$2,910	$3,004,574
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,860	5,370,300
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	2,975	2,618,000
CDRV Investors, Inc., Sr. Notes, Variable Rate, 9.86%, 12/1/11(2)	3,180	3,211,800
HCA, Inc., 7.875%, 2/1/11	1,720	1,773,784
HCA, Inc., 8.75%, 9/1/10	3,525	3,740,906
HCA, Inc., 9.25%, 11/15/16(2)	7,090	7,745,825
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,780	5,007,050
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(2)	5,520	5,920,200
National Mentor Holdings, Inc., 11.25%, 7/1/14	2,620	2,895,100
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,447,025
Service Corp. International, Sr. Notes, 7.00%, 6/15/17	1,240	1,240,000
Sun Healthcare Group, Inc., Sr. Sub. Notes, 9.125%, 4/15/15(2)	980	1,024,100
Triad Hospitals, Inc., Sr. Notes, 7.00%, 5/15/12	4,900	5,120,500
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,851,550
US Oncology, Inc., 10.75%, 8/15/14	6,350	7,127,875
Vanguard Health Holdings Co., LLC, Sr. Disc. Notes, Variable Rate, 11.25%, (0.00% until 2009) 10/1/15	1,280	1,075,200
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	6,215	6,618,975
		$68,792,764
Homebuilders / Real Estate — 0.8%
Realogy Corp., Term Loan, 8.32%, Maturing, 12.375%, 4/15/15(2)	$1,970	$1,974,925
Realogy Corp., Term Loan, 8.35%, Maturing, 8.35%, 4/15/14(2)	4,930	4,948,487
Stanley-Martin Co., 9.75%, 8/15/15	955	861,888
		$7,785,300
Insurance — 0.2%
U.S.I. Holdings Corp., 9.75%, 5/15/15(2)	$785	$804,625
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 9.23%, 11/15/14(2)	1,370	1,383,700
		$2,188,325
Leisure — 2.8%
HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(2)	$2,740	$2,794,412
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(2)	2,315	2,361,300

See notes to financial statements
16

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Leisure (continued)
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 10.07%, 4/1/12(2)	$3,985	$4,024,850
Universal City Developement Partners, Sr. Notes, 11.75%, 4/1/10	10,675	11,395,563
Universal City Florida Holdings, Sr. Notes, Variable Rate, 10.11%, 5/1/10	9,385	9,678,281
		$30,254,406
Metals / Mining — 2.4%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14(2)	$2,560	$2,729,600
Aleris International, Inc., Sr. Sub. Notes, 10.00%, 12/15/16(2)	5,660	5,935,925
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,806,525
FMG Finance PTY, Ltd., Variable Rate, 9.36%, 9/1/11(2)	2,340	2,474,550
FMG Finance PTY, Ltd., Variable Rate, 10.625%, 9/1/16(2)	5,820	6,838,500
Novelis, Inc., 7.25%, 2/15/15	5,460	5,780,775
		$25,565,875
Paper — 1.2%
Abitibi-Consolidated, Inc., 8.55%, 8/1/10	$1,950	$1,998,750
Georgia-Pacific Corp., 9.50%, 12/1/11	510	566,100
Jefferson Smurfit Corp., 7.50%, 6/1/13	887	883,674
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	740	782,550
NewPage Corp., 10.00%, 5/1/12	6,125	6,798,750
NewPage Corp., Variable Rate, 11.61%, 5/1/12	1,655	1,843,256
		$12,873,080
Publishing / Printing — 1.5%
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	$1,615	$1,705,844
Clarke American Corp., Sr. Notes, 9.50%, 5/15/15(2)	1,165	1,178,106
Clarke American Corp., Sr. Notes, Variable Rate, 10.105%, 5/15/15(2)	1,940	1,944,850
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	809,375
Idearc, Inc., Sr. Notes, 8.00%, 11/15/16(2)	2,575	2,697,313
MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	1,135	1,038,525
Reader's Digest Association, Sr. Sub. Notes, 9.00%, 2/15/17(2)	7,305	7,195,425
		$16,569,438

Security	Principal Amount (000's omitted)	Value
Railroad — 0.9%
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13(2)	$200	$204,000
Kansas City Southern Railway Co., 9.50%, 10/1/08	1,095	1,151,119
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	6,050	6,564,250
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,830	1,963,590
		$9,882,959
Restaurants — 0.9%
El Pollo Loco, Inc., 11.75%, 11/15/13	$4,315	$4,714,138
NPC International, Inc., 9.50%, 5/1/14	4,045	4,267,475
Sbarro, Inc., Sr. Notes, 10.375%, 2/1/15(2)	1,070	1,126,175
		$10,107,788
Services — 5.1%
Aramark Corp., Sr. Notes, 8.50%, 2/1/15(2)	$260	$273,325
Aramark Corp., Sr. Notes, Variable Rate, 8.86%, 2/1/15(2)	1,690	1,744,925
Education Management, LLC, 8.75%, 6/1/14	3,235	3,437,188
Education Management, LLC, 10.25%, 6/1/16	6,195	6,799,013
Hertz Corp., 8.875%, 1/1/14	4,285	4,638,513
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(2)	1,220	1,262,700
Kar Holdings, Inc., Sr. Notes, 8.75%, 5/1/14(2)	1,475	1,522,938
Kar Holdings, Inc., Sr. Notes, 9.358%, 5/1/14(2)	1,475	1,515,563
Kar Holdings, Inc., Sr. Sub Notes, 10.00%, 5/1/15(2)	1,580	1,645,175
MediMedia USA, Inc., Sr. Sub Notes, 11.375%, 11/15/14(2)	1,030	1,102,100
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,692,800
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,895,244
Rental Service Corp., 9.50%, 12/1/14(2)	1,070	1,142,225
Sabre Holdings Corp., 8.35%, 3/15/16	1,385	1,316,923
Safety Products Holdings, Inc. Sr. Notes (PIK), 11.75%, 1/1/12(4)	4,670	4,790,160
Travelport LLC, Sr. Notes, 9.875%, 9/1/14(2)	5,465	5,874,875
West Corp., Sr. Notes, 9.50%, 10/15/14(2)	8,015	8,515,938
West Corp., Sr. Sub. Notes, 11.00%, 10/15/16(2)	980	1,070,650
		$55,240,255
Steel — 0.8%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,247,704
RathGibson, Inc., 11.25%, 2/15/14	5,225	5,564,625
		$8,812,329

See notes to financial statements
17

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Super Retail — 4.4%
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	$2,595	$2,822,063
GameStop Corp., 8.00%, 10/1/12	15,800	16,925,750
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 9.796%, 3/15/14(2)	3,965	3,900,569
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15(2)	3,965	3,984,825
Michaels Stores, Inc., Sr. Notes, 10.00%, 11/1/14(2)	3,640	3,990,350
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16(2)	1,490	1,646,450
Neiman Marcus Group, Inc., 9.00%, 10/15/15	5,790	6,412,425
Neiman Marcus Group, Inc., 10.375%, 10/15/15	4,385	4,949,569
Sally Holdings, LLC, Sr. Notes, 9.25%, 11/15/14(2)	645	674,025
Toys "R" Us, 7.375%, 10/15/18	2,510	2,221,350
		$47,527,376
Technology — 2.4%
Activant Solutions, Inc., 9.50%, 5/1/16	$1,130	$1,124,350
Avago Technologies Finance, 11.875%, 12/1/15	850	975,375
Avago Technologies Finance, Variable Rate, 10.125%, 12/1/13	1,945	2,134,638
CPI Holdco, Inc., Sr. Notes, Variable Rate, 11.151%, 2/1/15	1,545	1,602,938
NXP BV/NXP Funding, LLC, Sr. Notes, 9.50%, 10/15/15(2)	2,060	2,173,300
Open Solutions, Inc., Sr. Sub. Notes, 9.75%, 2/1/15(2)	645	669,188
Sungard Data Systems, Inc., 9.125%, 8/15/13	3,375	3,636,563
UGS Corp., 10.00%, 6/1/12	12,660	13,862,700
		$26,179,052
Telecommunications — 4.2%
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$4,105	$4,453,925
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(2)	3,540	3,482,475
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(2)	2,095	2,037,388
Digicel, Ltd., Sr. Notes, 9.25%, 9/1/12(2)	3,475	3,709,563
Intelsat Bermuda, Ltd., 9.25%, 6/15/16	3,770	4,165,850
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	3,355	3,308,869
iPCS, Inc., Variable Rate, 7.48%, 5/1/13(2)	1,380	1,393,800
IWO Holdings, Inc., 14.00%, 1/15/11(3)	7,490	0
Level 3 Financing, Inc., Sr. Notes, 8.75%, 2/15/17(2)	2,570	2,627,825
Level 3 Financing, Inc., Sr. Notes, 9.25%, 11/1/14(2)	2,665	2,781,594
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,265	1,291,881
Qwest Communications International, Inc., 7.50%, 2/15/14	7,810	8,102,875

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	$710	$721,538
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	2,510	2,695,113
Qwest Corp., Sr. Notes, Variable Rate, 8.605%, 6/15/13	685	752,644
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	380	407,550
U.S. West Communications, Debs., 7.20%, 11/10/26	585	598,163
Windstream Corp., 8.125%, 8/1/13	2,210	2,408,900
		$44,939,953
Textiles / Apparel — 3.3%
Hanesbrands, Inc., Sr. Notes, Variable Rate, 8.735%, 12/15/14(2)	$4,715	$4,868,238
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	1,850	1,995,688
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	1,640	1,808,100
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	11,260	12,357,850
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	8,555	8,918,588
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,650	3,796,000
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,390,500
		$35,134,964
Transportation Ex Air / Rail — 0.4%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$1,785	$1,691,288
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	3,000,128
		$4,691,416
Utilities — 3.1%
AES Corp., Sr. Notes, 8.75%, 5/15/13(2)	$2,030	$2,174,638
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	495,845
AES Corp., Sr. Notes, 9.00%, 5/15/15(2)	1,585	1,703,875
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,399	2,669,854
Dynegy Holdings, Inc., 8.375%, 5/1/16	2,320	2,456,300
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,274,763
NGC Corp., 7.625%, 10/15/26	3,205	3,160,931
NRG Energy, Inc., 7.25%, 2/1/14	1,550	1,608,125
NRG Energy, Inc., 7.375%, 1/15/17	4,050	4,206,938
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	1,410	1,468,163
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,528,400
Reliant Energy, Inc., 9.25%, 7/15/10	1,875	1,975,781
		$33,723,613
Total Corporate Bonds & Notes (identified cost $876,106,819)		$913,767,173

See notes to financial statements
18

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
L-3 Communications Corp., 3.00%, 8/1/35(2)	$3,890	$4,225,512
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	585	507,488
Total Convertible Bonds (identified cost, $4,513,095)		$4,733,000
Common Stocks — 1.6%
Security	Shares	Value
Cable/Satellite TV — 0.6%
Time Warner Cable, Inc., Class A(5)	163,008	$6,001,954
		$6,001,954
Gaming — 0.6%
Shreveport Gaming Holdings, Inc.(4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc.(5)	409,960	6,653,651
		$6,761,001
Healthcare — 0.4%
Triad Hospitals, Inc.(5)	38,152	$2,027,397
Universal Health Services, Inc., Class B	35,000	2,125,200
		$4,152,597
Leisure — 0.0%
HRP, Class B(2)(5)	2,375	$24
		$24
Super Retail — 0.0%
GNC Acquisition Holdings, Class A	108,818	$544,090
		$544,090
Total Common Stocks (identified cost $18,986,438)		$17,459,666

Convertible Preferred Stocks — 0.7%
Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	61,160	$6,238,320
Chesapeake Energy Corp., 5.00%(2)	14,401	1,609,312
		$7,847,632
Total Convertible Preferred Stocks (identified cost $7,498,687)		$7,847,632
Preferred Stocks — 0.8%
Security	Shares	Value
Super Retail — 0.0%
GNC Acquisition Holdings	37,182	$185,910
		$185,910
Telecommunications — 0.8%
Crown Castle International Corp., (PIK)	138,027	$7,936,553
		$7,936,553
Total Preferred Stocks (identified cost $6,279,051)		$8,122,463

See notes to financial statements
19

High Income Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Miscellaneous — 0.5%
Security	Shares	Value
Cable/Satellite TV — 0.5%
Adelphia Recovery Trust(5)	10,758,837	$1,035,000
Adelphia, Inc., Escrow Certificate(5)	7,585,000	3,109,850
Adelphia, Inc., Escrow Certificate(5)	3,555,000	1,439,775
		$5,584,625
Utilities — 0.0%
Mirant Corp., Escrow Certificate(2)(5)	1,440,000	$100,368
Mirant Corp., Escrow Certificate(5)(6)	3,200,000	189,120
		$289,488
Total Miscellaneous (identified cost $0)		$5,874,113
Warrants — 0.3%
Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	13,600	$—
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(5)(6)	25,351	$152,107
		$152,107
Telecommunications — 0.3%
American Tower Corp., Exp. 8/1/08(2)(5)	5,070	$2,728,117
		$2,728,117
Total Warrants (identified cost $1,070,114)		$2,880,224

Short-Term Investments — 0.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%, 5/1/07(7)	87	$86,981
Total Short-Term Investments (at identified cost, $86,981)		$86,981
Total Investments — 98.8% (identified cost $1,015,380,950)		$1,062,484,135
Other Assets, Less Liabilities — 1.2%		$12,547,862
Net Assets — 100.0%		$1,075,031,997

PIK - Payment-In-Kind.

Note: The Portfolio has made commitments to fund specific amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $45,130,000 as of April 30, 2007.

(1)  Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $279,756,343 or 26.0% of the net assets.

(3)  Defaulted security.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

(7)  Affiliated investment company available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements
20

High Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $1,015,293,969)	$1,062,397,154
Affiliated investment at value (identified cost $86,981)	86,981
Receivable for investments sold	8,560,827
Dividends and interest receivable	22,217,078
Interest receivable from affiliated investment	96,542
Total assets	$1,093,358,582
Liabilities
Payable for investments purchased	$15,731,433
Demand note payable	2,000,000
Payable to affiliate for investment advisory fees	479,624
Payable to affiliate for Trustees' fees	2,174
Accrued expenses	113,354
Total liabilities	$18,326,585
Net Assets applicable to investors' interest in Portfolio	$1,075,031,997
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,027,928,812
Net unrealized appreciation (computed on the basis of identified cost)	47,103,185
Total	$1,075,031,997

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest	$45,700,811
Dividends	392,011
Interest income allocated from affiliated investment	370,847
Expenses allocated from affiliated investment	(35,273)
Miscellaneous	1,888,586
Total investment income	$48,316,982
Expenses
Investment adviser fee	$2,928,506
Trustees' fees and expenses	12,867
Custodian fee	157,146
Legal and accounting services	60,521
Interest expense	86,771
Miscellaneous	2,763
Total expenses	$3,248,574
Net investment income	$45,068,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$13,181,985
Swap contracts	(29,980)
Foreign currency and forward foreign currency exchange contract transactions	1,304
Net realized gain	$13,153,309
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$12,084,746
Swap contracts	(79,544)
Net change in unrealized appreciation (depreciation)	$12,005,202
Net realized and unrealized gain	$25,158,511
Net increase in net assets from operations	$70,226,919

See notes to financial statements
21

High Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$45,068,408	$88,462,098
Net realized gain from investment transactions, swaps contracts, foreign currency and forward foreign currency exchange contract transactions	13,153,309	22,038,918
Net change in unrealized appreciation (depreciation) from investments, swaps contracts, foreign currency and forward foreign currency exchange contracts	12,005,202	8,747,052
Net increase in net assets from operations	$70,226,919	$119,248,068
Capital transactions — Contributions	$124,871,411	$116,555,183
Withdrawals	(207,390,809)	(258,617,627)
Net decrease in net assets from capital transactions	$(82,519,398)	$(142,062,444)
Net decrease in net assets	$(12,292,479)	$(22,814,376)
Net Assets
At beginning of period	$1,087,324,476	$1,110,138,852
At end of period	$1,075,031,997	$1,087,324,476

See notes to financial statements
22

High Income Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.60	%(2)	0.59%	0.58%	0.59%	0.66%	0.64%
Expenses after custodian fee reduction	0.60	%(2)	0.59%	0.58%	0.59%	0.66%	0.64%
Interest expense	0.02	%(2)	—	—	—	—	—
Net investment income	8.28	%(2)	8.13%	8.06%	8.61%	10.04%	10.38%
Portfolio Turnover	42%		62%	62%	80%	122%	88%
Total Return(3)	6.50%		11.66%	6.54%	12.79%	34.76%	(4.36)%
Net assets, end of period (000's omitted)	$1,075,032		$1,087,324	$1,110,139	$1,291,973	$1,164,043	$889,653

(1)  The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.83%.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements
23

High Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007 Eaton Vance High Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 67.9%, 22.7%, 0.9% and 0.1% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued and the last sale price on the day of valuation, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principaly traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and ask prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. If short-term debt securities are acquired with a remaining maturity more than 60 days, they will be valued by a pricing service. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41) of the Investment Company Act of 1940. The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan commitments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

24

High Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

25

High Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

L  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon 0.3% of average daily net assets plus 3% of gross daily income (i.e., income other than gains from the sale of securities). The advisory fee rate is reduced as daily net assets exceed $500 million. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the six months ended April 30, 2007 the Portfolio's advisory fee totaled $2,962,738 of which $34,232 was allocated from Cash Management and $2,928,506 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2007, the Portfolio's advisory fee, including the portion allocated for Cash Management, was 0.54% of the Portfolio's average daily net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

3  Investments

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $448,400,456 and $459,436,923, respectively, for the six months ended April 30, 2007.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2007, the Portfolio had a balance outstanding pursuant to this line of credit of $2,000,000. The average daily loan balance for the six months ended April 30, 2007 was $2,987,293 and the average interest rate was 5.86%.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2007, there were no outstanding obligations under these financial instruments.

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007 as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,018,321,475
Gross unrealized appreciation	$59,856,950
Gross unrealized depreciation	(15,694,290)
Net unrealized appreciation	$44,162,660

26

High Income Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Restricted Securities

At April 30, 2007, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost		Fair Value
Warrants
Mirant Corp., Escrow Certificate	1/05/06	3,200,000	0		189,120
Penninsula Gaming LLC, Convertible Preferred Membership Interests, Exp 9/27/09	7/08/99	25,351	0	(1)	152,107
Total Restricted Securities			$0		$341,227

(1)  Less than $0.50.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

27

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser;s proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

28

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the High Income Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance High Income (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt.The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

29

Eaton Vance High Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and each Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

30

Eaton Vance High Income Fund

INVESTMENT MANAGEMENT

Eaton Vance High Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

High Income Portfolio

Officers
Michael W. Weillheimer
President and Co-Portfolio
Manager
Thomas P. Huggins
Vice President and
Co-Portfolio Manager
Dan A. Maalouly
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

31

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Investment Adviser of High Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance High Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

446-6/07  HISRC

Semiannual Report April 30, 2007

EATON VANCE
INTERNATIONAL
EQUITY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance International Equity Fund as of April 30, 2007

investment update

Edward R. Allen III, CFA

Eagle Global Advisors

Co-Portfolio Manager

Thomas N. Hunt III, CFA

Eagle Global Advisors

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•       For the six months ended April 30, 2007, the Fund’s Class A shares had a total return of 12.12%. This return was the result of an increase in net asset value (NAV) per share to $11.90 on April 30, 2007, from $10.65 on October 31, 2006, and the reinvestment of $0.038 per share in dividend income.(1)

•       The Fund’s Class C shares had a total return of 11.65% for the same period, the result of an increase in NAV per share to $11.83 from $10.62 and the reinvestment of $0.026 per share in dividend income.(1)

•       The Fund’s Class I shares had a total return of 12.25% for the same period, the result of an increase in NAV per share to $11.92 from $10.66 and the reinvestment of $0.043 per share in dividend income.(1)

•       For comparison, the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”) — a broad-based, unmanaged market index of international stocks – had a total return of 15.46% for the six months ended April 30, 2007. The Fund’s peer group, the Lipper International Multi-Cap Core Funds Classification, had an average return of 14.44% for the same period.(2)

Management Discussion

•       During the six-month period ended April 30, 2007, signs continued to confirm steady economic growth overseas. In Europe, the economic recovery remained solid, as increases in production and corporate profits led to a recovery in business fixed investment and private consumption. Japan’s moderate economic expansion kept its momentum, underpinned by steady increases in exports and business fixed investments. Despite the Japanese CPI having declined by 0.1% in February 2007, the Bank of Japan raised its reference rate to 0.5%, based on its confidence in the continued Japanese economic expansion.

•       While a plunge in stock prices on the Shanghai exchange in late February and early March of 2007 raised fears of an economic dislocation in China that might spread to the rest of the world, economic statistics indicated that rapid Chinese economic growth was on track. The February/March 2007 global equity pullback was short-lived, as mergers, acquisitions and LBOs supported equity indices around the world. Retail investors in China surged back into the Shanghai exchange in April 2007, driving the MSCI EAFE Index to new highs.(2)

•       The Fund currently invests its assets in a separate registered investment company, International Equity Portfolio (the “Portfolio”), with the same objective and policies as the Fund. The Portfolio’s stock selection in energy, information technology, and telecom services benefited Fund performance during the period, while stock selection in financials, especially in Japan, was the largest disappointment. Underperformance in stocks in consumer discretionary (Japan), consumer staples, and utilities were also negative factors in the Fund’s relative performance. Portfolio holdings in the materials sector performed well; however, the Portfolio was underweighted relative to the MSCI EAFE Index in this sector.(2),(3)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an expense waiver by the adviser and sub-adviser of the Portfolio and an allocation of certain expenses to the sub-adviser of the Portfolio and administrator of the Fund, the returns would be lower.

(2)

It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Sector weightings are subject to change due to active management.

1

Eaton Vance International Equity Fund as of April 30, 2007

FUND PERFORMACE

•       Small- and mid-capitalization stocks within the MSCI EAFE Index outperformed largercap stocks during the period. This detracted from the Fund’s relative performance, as the Portfolio focused on larger-capitalization stocks during the period.*

*  It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Performance(1)	Class A	Class C	Class I
Cumulative Total Returns (at net asset value)
Six Months	12.12%	11.65%	12.25%
Life of Fund†	19.40	18.57	19.66

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
Six Months	5.67%	10.65%	12.25%
Life of Fund†	12.54	17.57	19.66

†Inception Dates – Class A: 5/31/06; Class C: 5/31/06; Class I: 5/31/06

(1)   Cumulative total returns at net asset value do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. SEC cumulative total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC. Class I are offered to certain investors at net asset value. Absent an expense waiver by the adviser and sub-adviser of the Portfolio and an allocation of certain expenses to the sub-adviser of the Portfolio and administrator of the Fund, the returns would be lower.

Total Annual
Operating Expenses(2)	Class A	Class C	Class I
Gross Expense Ratio	5.31%	6.06%	5.06%
Net Expense Ratio	1.50	2.55	1.25

(2)         From the Fund’s prospectus dated 3/1/07. Reflects a contractual expense limitation that continues through February 28, 2008. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance International Equity Fund as of April 30, 2007

portFoLio inFormation

Global Allocation*

By net assets

*  As a percentage of the Portfolio’s net assets as of April 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Ten Largest Equity Holdings**

By net assets

Total SA ADR	2.5%
BT Group PLC ADR	2.4
Rio Tinto PLC ADR	2.2
AXA SA ADR	2.2
Nestle SA ADR	2.1
Banco Santander Central Hispano SA ADR	2.1
ING Groep NV ADR	2.1
Roche Holding AG ADR	2.1
Canon, Inc. ADR	2.1
Barclays PLC ADR	2.0

**  Ten Largest Equity Holdings represented 21.8% of Portfolio net assets as of April 30, 2007. Holdings are subject to change due to active management.

3

Eaton Vance International Equity Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance International Equity Fund

	Beginning Account Value (11/1/06)	Ending Account Value (04/30/07)	Expenses Paid During Period* (11/1/06 – 04/30/07)
Actual
Class A	$1,000.00	$1,121.20	$7.89	**
Class C	$1,000.00	$1,116.50	$11.81	**
Class I	$1,000.00	$1,122.50	$6.58	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50	**
Class C	$1,000.00	$1,013.60	$11.23	**
Class I	$1,000.00	$1,018.60	$6.26	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period from November 1, 2006 to April 30, 2007). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an expense waiver by the adviser and sub-adviser of the Portfolio and an allocation of certain expenses to the adviser and sub-adviser of the Portfolio and administrator of the Fund, expenses would be higher.

4

Eaton Vance International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in International Equity Portfolio, at value (identified cost, $7,725,952)	$8,524,055
Receivable for Fund shares sold	12,528
Receivable from the administrator and the sub-adviser of the Portfolio	25,458
Total assets	$8,562,041
Liabilities
Payable to affiliate for distribution and service fees	$747
Payable for Fund shares redeemed	50
Accrued expenses	14,005
Total liabilities	$14,802
Net Assets	$8,547,239
Sources of Net Assets
Paid-in capital	$7,720,336
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(5,839)
Accumulated undistributed net investment income	34,639
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	798,103
Total	$8,547,239
Class A Shares
Net Assets	$1,612,799
Shares Outstanding	135,538
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.90
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.90)	$12.63
Class C Shares
Net Assets	$628,735
Shares Outstanding	53,126
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.83
Class I Shares
Net Assets	$6,305,705
Shares Outstanding	528,951
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.92

On sales of $50,000 or more, the offering price of Class A shares is reduced

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $8,422)	$84,333
Interest allocated from Portfolio	6,529
Expenses allocated from Portfolio	(15,857)
Net investment income from Portfolio	$75,005
Expenses
Distribution and service fees Class A	$1,284
Class C	1,828
Registration fees	24,299
Legal and accounting services	8,974
Custodian fee	4,168
Printing and postage	2,947
Transfer and dividend disbursing agent fees	1,991
Miscellaneous	4,128
Total expenses	$49,619
Deduct —
Allocation of expenses to the administrator and the sub-adviser of the Portfolio	$25,458
Total expense reductions	$25,458
Net expenses	$24,161
Net investment income	$50,844
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,914
Foreign currency transactions	(1,411)
Net realized gain	$1,503
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$644,521
Foreign currency	105
Net change in unrealized appreciation (depreciation)	$644,626
Net realized and unrealized gain	$646,129
Net increase in net assets from operations	$696,973

See notes to financial statements
5

Eaton Vance International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
From operations — Net investment income	$50,844	$4,827
Net realized gain (loss) from investment transactions and foreign currency transactions	1,503	(9,115)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	644,626	153,477
Net increase in net assets from operations	$696,973	$149,189
Distributions to shareholders — From net investment income Class A	$(3,071)	$—
Class C	(771)	—
Class I	(15,417)	—
Total distributions to shareholders	$(19,259)	$—
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,076,749	$418,090
Class C	475,123	163,442
Class I	3,084,771	2,603,516
Net asset value of shares issued to shareholders in payment of distributions declared Class A	1,735	—
Class C	636	—
Class I	13,414	—
Cost of shares redeemed Class A	(6,849)	(4,360)
Class C	(53,649)	—
Class I	(49,409)	(3,011)
Redemption Fees	64	44
Net increase in net assets from Fund share transactions	$4,542,585	$3,177,721
Net increase in net assets	$5,220,299	$3,326,910
Net Assets
At beginning of period	$3,326,940	$30
At end of period	$8,547,239	$3,326,940
Accumulated undistributed net investment income included in net assets
At end of period	$34,639	$3,054

(1)  For the period from the start of business, May 31, 2006 to October 31, 2006.

See notes to financial statements
6

Eaton Vance International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007 (Unaudited)(2)		Period Ended October 31, 2006(1)(2)
Net asset value — Beginning of period	$10.650		$10.000
Income (loss) from operations
Net investment income (loss)	$0.090		$(0.003)
Net realized and unrealized gain	1.198		0.653
Total income from operations	$1.288		$0.650
Less distributions
From net investment income	$(0.038)		$—
Total distributions	$(0.038)		$—
Redemption Fees	$0.000	(3)	$0.000	(3)
Net asset value — End of period	$11.900		$10.650
Total Return(4)	12.12%		6.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,613		$430
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(7)	1.50	%(6)	1.51	%(6)
Expenses after custodian fee reduction(5)(7)	1.50	%(6)	1.50	%(6)
Net investment income (loss)	1.59	%(6)	(0.08	)%(6)
Portfolio Turnover of the Portfolio	10%		1%

(1)  For the period from the start of business, May 31, 2006 to October 31, 2006.

(2)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized

(7)  The investment adviser waived its advisory fee and the investment adviser and administrator subsidized certain operating expenses (equal to 1.85% and 19.97% of average daily net assets for the six months ended April 30, 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements
7

Eaton Vance International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007 (Unaudited)(2)		Period Ended October 31, 2006(1)(2)
Net asset value — Beginning of period	$10.620		$10.000
Income (loss) from operations
Net investment income (loss)	$0.050		$(0.037)
Net realized and unrealized gain	1.186		0.657
Total income from operations	$1.236		$0.620
Less distributions
From net investment income	$(0.026)		$—
Total distributions	$(0.026)		$—
Redemption Fees	$0.000	(3)	$0.000	(3)
Net asset value — End of period	$11.830		$10.620
Total Return(4)	11.65%		6.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$629		$170
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(7)	2.25	%(6)	2.26	%(6)
Expenses after custodian fee reduction(5)(7)	2.25	%(6)	2.25	%(6)
Net investment income (loss)	0.89	%(6)	(0.87	)%(6)
Portfolio Turnover of the Portfolio	10%		1%

(1)  For the period from the start of business, May 31, 2006 to October 31, 2006.

(2)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized

(7)  The investment adviser waived its advisory fee and the investment adviser and administrator subsidized certain operating expenses (equal to 1.85% and 19.97% of average daily net assets for the six months ended April 30, 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements
8

Eaton Vance International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2007 (Unaudited)(2)		Period Ended October 31, 2006(1)(2)
Net asset value — Beginning of period	$10.660		$10.000
Income (loss) from operations
Net investment income	$0.102		$0.037
Net realized and unrealized gain	1.201		0.623
Total income from operations	$1.303		$0.660
Less distributions
From net investment income	$(0.043)		$—
Total distributions	$(0.043)		$—
Redemption Fees	$0.000	(3)	$0.000	(3)
Net asset value — End of period	$11.920		$10.660
Total Return(4)	12.25%		6.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,306		$2,726
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(7)	1.25	%(6)	1.26	%(6)
Expenses after custodian fee reduction(5)(7)	1.25	%(6)	1.25	%(6)
Net investment income	1.82	%(6)	0.87	%(6)
Portfolio Turnover of the Portfolio	10%		1%

(1)  For the period from the start of business, May 31, 2006 to October 31, 2006.

(2)  Net investment income and redemption fees per share were computed using average shares outstanding.

(3)  Amount represents less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized

(7)  The investment adviser waived its advisory fee and the investment adviser and administrator subsidized certain operating expenses (equal to 1.85% and 19.97% of average daily net assets for the six months ended April 30, 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

See notes to financial statements
9

Eaton Vance International Equity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the International Equity Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (46.0% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $7,211 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2014.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Eaton Vance International Equity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Redemption Fee — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest distributions in shares of the same class of the Fund at the net asset value as of the reinvestment. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and those on a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Sales	95,573	40,814
Issued to shareholders electing to receive payments of distributions in Fund shares	154	—
Redemptions	(579)	(424)
Net increase	95,148	40,390
Class C	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Sales	41,805	16,019
Issued to shareholders electing to receive payments of distributions in Fund shares	56	—
Redemptions	(4,754)	—
Net increase	37,107	16,019
Class I	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
Sales	276,382	256,020
Issued to shareholders electing to receive payments of distributions in Fund shares	1,186	—
Redemptions	(4,338)	(299)
Net increase	273,230	255,721

(1)  For the period from the start of business, May 31, 2006 to October 31, 2006.

Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. For the six months ended April 30, 2007, the Fund received $12 in redemption fees on Class A shares and $52 in redemption fees on Class I shares.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and

Eaton Vance International Equity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM and the sub-adviser of the Portfolio, Eagle Global Advisors, L.L.C. ("Eagle"), have agreed to limit the Total Annual Fund Operating Expenses of Class A, Class C and Class I to 1.50%, 2.25% and 1.25%, respectively. This expense limitation will continue through February 28, 2008, and could be changed or terminated at any time thereafter. Pursuant to this agreement, EVM and Eagle were allocated $12,729 and $12,729, respectively, of the Fund's operating expenses for the six months ended April 30, 2006. Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,737 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2007, EVM received $108 in sub-transfer agent fees.

Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the 1940 Act). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $1,284 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 of the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by Class C. The Fund paid or accrued $1,371 for Class C shares to or payable to EVD for the six months ended April 30, 2007, representing 0.75% (annualized) of the average daily net assets for Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $20,000 for Class C shares. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to Class C. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $457 for Class C shares.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Prior to September 15, 2006, Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) were subject to a 1% CDSC if redeemed within 12 months of purchase. Effective September 15, 2006, all purchases of Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge in the event of redemption within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSCs received on Class C shares when no Uncovered Distribution Charges exist for Class C will be credited to the Fund. EVD received approximately $0 and $30 of CDSC paid by shareholders for Class A shares and Class C shares, respectively, for the six months ended April 30, 2007.

Eaton Vance International Equity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $4,624,177 and $88,817 respectively, for the six months ended April 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

International Equity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.4%
Security	Shares	Value
Airlines — 1.3%
Air France-KLM	3,200	$163,212
British Airways PLC(1)	7,000	70,425
		$233,637
Auto Components — 0.4%
Aisin Seiki Co., Ltd.	2,200	$72,325
		$72,325
Automobiles — 2.6%
Honda Motor Co., Ltd. ADR	7,800	$268,554
Toyota Motor Corp. ADR	1,800	218,556
		$487,110
Beverages — 4.3%
Diageo PLC ADR	3,600	$303,840
Fomento Economico Mexicano SA de CV ADR	2,300	247,687
Heineken Holding NV	2,000	92,841
InBev NV	1,900	148,120
		$792,488
Capital Markets — 3.5%
Amvescap PLC ADR	6,400	$151,744
Deutsche Bank AG	1,100	168,905
UBS AG	5,200	337,480
		$658,129
Chemicals — 1.8%
Agrium, Inc.	4,800	$185,904
BASF AG ADR	1,200	142,572
		$328,476
Commercial Banks — 17.3%
Anglo Irish Bank Corp. PLC	9,000	$202,306
Australia and New Zealand Banking Group, Ltd. ADR	1,000	126,650
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	191,520
Banco Santander Central Hispano SA ADR	22,000	389,180
Bank of Ireland	6,800	145,955
Barclays PLC ADR	6,400	371,456
BNP Paribas SA	1,200	139,223

Security	Shares	Value
Commercial Banks (continued)
Commerzbank AG ADR	7,000	$350,893
Danske Bank A/S	2,700	126,087
DBS Group Holdings, Ltd. ADR	4,000	224,255
Grupo Financiero Banorte SA de C.V.	26,000	113,292
HBOS PLC	4,500	96,576
Intesa Sanpaolo(1)	21,000	175,973
Mitsubishi UFJ Financial Group, Inc. ADR	17,000	177,650
Societe Generale	900	190,746
Woori Finance Holdings Co., Ltd. ADR	2,500	188,125
		$3,209,887
Communications Equipment — 0.9%
Nokia Oyj, ADR(1)	6,800	$171,700
		$171,700
Computer Peripherals — 0.5%
Logitech International SA(1)	3,200	$86,112
		$86,112
Construction & Engineering — 1.1%
Vinci SA	1,300	$209,125
		$209,125
Construction Materials — 0.9%
Lafarge Malayan Cement Berhad	340,000	$174,007
		$174,007
Consumer Finance — 1.8%
Orix Corp. ADR(1)	2,400	$324,672
		$324,672
Diversified Financial Services — 2.6%
Fortis	2,200	$98,892
ING Groep NV ADR	8,500	387,685
		$486,577

See notes to financial statements
14

International Equity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Telecommunication Services — 5.4%
BT Group PLC ADR	7,000	$440,650
Koninklijke KPN NV	20,400	346,383
Telenor ASA	3,600	67,022
TeliaSonera AB	17,000	137,416
		$991,471
Electric Utilities — 4.8%
E. ON AG ADR	6,600	$330,858
Enel SPA ADR	5,700	324,387
Scottish and Southern Energy PLC	8,000	239,175
		$894,420
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	1,500	$85,248
		$85,248
Energy Equipment & Services — 2.6%
Acergy SA ADR(1)	16,000	$342,560
Tenaris SA ADR	3,200	148,352
		$490,912
Food & Staples Retailing — 0.6%
Controladora Comercial Mexicana SA de C.V., Unit	45,000	$116,348
		$116,348
Food Products — 2.1%
Nestle SA ADR	4,000	$397,572
		$397,572
Health Care Equipment & Supplies — 0.7%
Synthes, Inc.	950	$124,193
		$124,193
Household Durables — 1.2%
Sekisui House, Ltd. ADR	14,500	$215,489
		$215,489
Industrial Conglomerates — 1.9%
Keppel Corp., Ltd. ADR	12,500	$352,044
		$352,044

Security	Shares	Value
Insurance — 4.0%
Aviva PLC	9,000	$141,211
AXA SA ADR	9,000	414,540
Muenchener Rueckversicherungs-Gesellschaft AG	1,000	177,647
		$733,398
Machinery — 2.4%
Komatsu, Ltd. ADR	2,100	$201,381
SKF AB ADR	3,500	77,348
Vallourec SA	600	163,422
		$442,151
Metals & Mining — 6.8%
Anglo American PLC ADR	8,800	$232,232
BlueScope Steel, Ltd.	13,000	129,356
Companhia Vale do Rio Doce ADR	6,600	225,654
Mining and Metallurgical Co. Norilsk Nickel ADR	1,000	193,000
Rio Tinto PLC ADR	1,700	414,800
Teck Cominco, Ltd., Class B	800	60,824
		$1,255,866
Multi-Utilities — 1.9%
RWE AG ADR	3,400	$361,099
		$361,099
Office Electronics — 2.1%
Canon, Inc. ADR	6,800	$382,160
		$382,160
Oil, Gas & Consumable Fuels — 6.4%
ENI SPA ADR	1,700	$112,608
Norsk Hydro ASA ADR	8,500	293,675
Petroleo Brasileiro SA ADR	2,500	223,050
Sibir Energy PLC(1)	10,000	89,453
Total SA ADR	6,300	464,247
		$1,183,033
Pharmaceuticals — 3.0%
Novartis AG ADR	2,800	$162,652
Roche Holding AG ADR	4,100	387,677
		$550,329

See notes to financial statements
15

International Equity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate Management & Development — 0.7%
Sun Hung Kai Properties, Ltd. ADR	11,000	$129,250
		$129,250
Road & Rail — 0.9%
Canadian Pacific Railway, Ltd.	2,600	$165,152
		$165,152
Software — 2.4%
Nintendo Co., Ltd.	1,100	$343,553
UbiSoft Entertainment SA(1)	2,200	109,140
		$452,693
Tobacco — 1.1%
British American Tobacco PLC ADR	3,400	$211,684
		$211,684
Trading Companies & Distributors — 1.6%
Mitsubishi Corp. ADR	7,000	$300,490
		$300,490
Wireless Telecommunication Services — 3.3%
Bouygues SA	1,400	$111,562
China Mobile, Ltd. ADR	3,100	139,531
Philippine Long Distance Telephone Co. ADR	3,800	202,958
Vodafone Group PLC ADR	5,300	152,269
		$606,320
Total Common Stocks (identified cost $15,797,685)		$17,675,567
Closed End Funds — 0.4%
Security	Shares	Value
Central Europe and Russia Fund, Inc.	1,500	$76,830
		$76,830
Total Closed End Funds (identified cost $77,355)		$76,830

Short-Term Investments — 3.9%
Description	Shares/Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(2)	715	$714,724
Total Short-Term Investments (at identified cost, $714,724)		$714,724
Total Investments — 99.7% (identified cost $16,589,764)		$18,467,121
Other Assets, Less Liabilities — 0.3%		$62,901
Net Assets — 100.0%		$18,530,022

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements
16

International Equity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United Kingdom	15.7%	$2,915,515
Japan	14.0	2,590,078
France	10.6	1,965,217
Germany	8.3	1,531,974
Switzerland	8.1	1,495,686
Netherlands	4.5	826,909
Norway	3.8	703,257
Italy	3.3	612,968
Spain	3.1	580,700
Singapore	3.1	576,299
Mexico	2.6	477,327
Brazil	2.4	448,704
Canada	2.2	411,880
Ireland	1.9	348,261
Russia	1.5	269,830
Australia	1.4	256,006
Belgium	1.3	247,012
Sweden	1.2	214,764
Philippines	1.1	202,958
Republic of Korea	1.0	188,125
Malaysia	0.9	174,007
Finland	0.9	171,700
Argentina	0.8	148,352
China	0.7	139,531
Hong Kong	0.7	129,250
Denmark	0.7	126,087
Total Common Stocks and Closed End Funds	95.8%	$17,752,397
Short-Term Investments	3.9%	$714,724

See notes to financial statements
17

International Equity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $15,875,040)	$17,752,397
Affiliated investment, at value (identified cost, $714,724)	714,724
Foreign currency, at value (identified cost, $968)	966
Dividends receivable	79,915
Interest receivable from affiliated investment	2,561
Tax reclaims receivable	7,509
Total assets	$18,558,072
Liabilities
Accrued expenses	$28,050
Total liabilities	$28,050
Net Assets applicable to investors' interest in Portfolio	$18,530,022
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$16,652,427
Net unrealized appreciation (computed on the basis of identified cost)	1,877,595
Total	$18,530,022

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends (net of foreign taxes, $19,388)	$198,432
Interest	1,028
Interest income allocated from affiliated investment	15,366
Expenses allocated from affiliated investment	(1,463)
Total investment income	$213,363
Expenses
Investment adviser fee	$72,396
Custodian fee	23,477
Legal and accounting services	16,866
Miscellaneous	782
Total expenses	$113,521
Deduct — Reduction of investment adviser fee	$72,396
Total expense reductions	$72,396
Net expenses	$41,125
Net investment income	$172,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,567
Foreign currency transactions	(3,510)
Net realized loss	$(943)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,610,854
Foreign currency	238
Net change in unrealized appreciation (depreciation)	$1,611,092
Net realized and unrealized gain	$1,610,149
Net increase in net assets from operations	$1,782,387

See notes to financial statements
18

International Equity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)
From operations —
Net investment income	$172,238	$7,544
Net realized loss from investment transactions and foreign currency transactions	(943)	(12,592)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,611,092	266,503
Net increase in net assets from operations	$1,782,387	$261,455
Capital transactions —
Contributions	$6,792,341	$10,596,807
Withdrawals	(918,207)	(84,771)
Net increase in net assets from capital transactions	$5,874,134	$10,512,036
Net increase in net assets	$7,656,521	$10,773,491
Net Assets
At beginning of period	$10,873,501	$100,010
At end of period	$18,530,022	$10,873,501

(1)  For the period from the commencement of investment operations, May 31, 2006, to October 31, 2006.

See notes to financial statements
19

International Equity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007 (Unaudited)		Period Ended October 31, 2006(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.58	%(3)	1.26	%(3)
Expenses after custodian fee reduction(2)	0.58	%(3)	1.25	%(3)
Net investment income	2.35	%(3)	0.92	%(3)
Portfolio Turnover	10%		1%
Total Return	12.62%		6.60%
Net assets, end of period (000's omitted)	$18,530		$10,874

(1)  For the period from the commencement of investment operations, May 31, 2006 to October 31, 2006.

(2)  The investment adviser waived its advisory fee and/or the investment adviser and sub-adviser subsidized certain operating expenses (equal to 0.99% and 5.21% of average daily net assets for the six months ended April 30, 2007 and the period ended October 31, 2006, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(3)  Annualized.

See notes to financial statements
20

Eaton Vance International Equity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

International Equity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2006, seeks to achieve total return by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance International Equity Fund and the Eaton Vance Equity Asset Allocation Fund held 46.0% and 3.3% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification

21

Eaton Vance International Equity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts may be designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder

22

Eaton Vance International Equity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

L  Organization Costs — Costs incurred by the Portfolio in connection with its organization have been expensed.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the six months ended April 30, 2007, the Portfolio's advisory fee totaled $73,819 of which $1,423 was allocated from Cash Management and $72,396 (all of which was waived) was paid or accrued directly by the Portfolio. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"). BMR pays Eagle a monthly sub-advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and sub-adviser fees. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $7,072,983 and $1,460,029, respectively, for the six months ended April 30, 2007.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,594,889
Gross unrealized appreciation	$1,983,514
Gross unrealized depreciation	(111,282)
Net unrealized appreciation	$1,872,232

The net unrealized appreciation on foreign currency at April 30, 2007 was $238.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open financial instruments at April 30, 2007.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated

23

Eaton Vance International Equity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

24

Eaton Vance International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

25

Eaton Vance International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the International Equity Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance International Equity Fund (the "Fund") invests, with Boston Management and Research ("BMR" or the "Adviser") and the sub-advisory agreement with Eagle Global Advisors, L.L.C. ("Eagle" or the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR and sub-advisory agreement with Eagle for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR and by Eagle.

The Board considered BMR's and Eagle's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle's management of the Portfolio. The Board specifically noted BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, and consistent with the investment sub-advisory agreement with respect to Eagle.

26

Eaton Vance International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (May 2006) through September 30, 2006. In light of the Fund's extremely brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the period from inception through September 30, 2006.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser's profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund and the Portfolio to continue to share such benefits equitably.

27

Eaton Vance International Equity Fund

INVESTMENT MANAGEMENT

Eaton Vance International Equity Fund

Officers
Thomas E. Faust, Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

28

Eaton Vance International Equity Fund

INVESTMENT MANAGEMENT CONT'D

International Equity Portfolio

Officers
Duncan W. Richardson
President
Edward R. Allen, III
Vice President and
Co-Portfolio Manager
Thomas N. Hunt, III
Vice President and
Co-Portfolio Manager
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust, Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

29

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Investment Adviser of International Equity Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of International Equity Portfolio
Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930
Houston, TX 77057

Administrator of Eaton Vance International Equity Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance International Equity Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

2773-6/07  IEFSRC

Semiannual Report April 30, 2007

EATON VANCE
LOW
DURATION
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Low Duration Fund as of April 30, 2007

InveStMent uPdate

Susan Schiff, CFA
Portfolio Manager

The Fund

Performance for the Past Six Months

•     The Fund’s Class A shares had a total return of 2.41% for the six months ended April 30, 2007.(1) This return resulted from a decrease in net asset value (NAV) per share to $9.03 on April 30, 2007, from $9.06 on October 31, 2006, and the reinvestment of $0.245 in dividends.

•     The Fund’s Class B shares had a total return of 2.02% for the six months ended April 30, 2007.(1) This return resulted from a decrease in NAV per share to $9.03 on April 30, 2007, from $9.06 on October 31, 2006, and the reinvestment of $0.211 in dividends.

•     The Fund’s Class C shares had a total return of 2.10% for the six months ended April 30, 2007.(1) This return resulted from a decrease in NAV per share to $9.03 on April 30, 2007, from $9.06 on October 31, 2006, and the reinvestment of $0.218 in dividends.

•     In comparison, the Merrill Lynch 1-3 Year Treasury Index – an unmanaged market index of short-term U.S. Treasury securities – had a total return of 2.30% for the six months ended April 30, 2007.(2) The Fund’s peer group, the Lipper Short U.S. Government Funds Classification, had an average total return of 2.10% for the six months ended April 30, 2007.(2)

Recent Fund Developments

•     Low Duration Fund seeks total return, an objective it pursues primarily through investments in securities issued by the U.S. government (or its agencies and instrumentalities), and at least 90% of the Fund’s net assets is invested in investment-grade securities. The Fund pursues its objective by investing in one or more registered investment companies (each a “Portfolio”) that are managed by Eaton Vance Management or its affiliates. The Fund currently invests in Floating Rate Portfolio and Investment Portfolio (collectively, the “Portfolios”).

•     The mortgage-backed securities (MBS) market was stable during the six months ended April 30, 2007, as interest rates were little changed. Five-year Treasury bond yields rose by a mere 5 basis points (0.05%) over the period, as the Federal Reserve left its Federal Funds rate – a key short-term interest rate – at 5.25%, unchanged since late June 2006. Seasoned MBS spreads remained tight during the six-month period. Prepayment rates for seasoned MBS were in the 15% range, while continued purchases by foreign investors provided further support for the MBS market.

•     The Fund’s MBS investments (through the Fund’s holdings in Investment Portfolio) remained focused on seasoned fixed-rate MBS (33% of total investments) and seasoned adjustable-rate MBS (34% of total investments), with smaller investments in fixed-rate and floating-rate collateralized mortgage obligations.(3) Management believes that prepayment rates on seasoned MBS are less sensitive to changing interest rates (than unseasoned MBS). This characteristic may be advantageous in times of uncertainty about interest rates. The Fund’s focus in this seasoned segment of the MBS market was among the reasons for the strong relative performance of the Fund versus its Lipper peer group.(2)

•     The Fund also had a 9% weighting in floating-rate loans through its holdings in Floating Rate Portfolio.(3) Floating-rate loans and adjustable-rate instruments adjust their rates in response to changes in underlying interest rate benchmarks. The Fund’s adjustable-rate holdings have complemented its fixed-rate holdings well, especially in the event of a spread widening from recent historically tight levels.

•     The Portfolios had no investments in sub-prime MBS during the period. Recent concerns about the sub-prime mortgage market had no impact on the U.S. agency MBS market, the Fund’s primary investment universe.

•     The Fund’s duration was 1.74 years at April 30, 2007, little changed from 1.73 years October 31, 2006. Duration indicates price sensitivity to changes in interest rates of a fixed-income security or portfolio based on the timing of anticipated principal and interest payments. A shorter duration instrument normally has less exposure to interest rate risk than longer duration instruments.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

(1)

These returns do not include the 2.25% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower. Absent an expense waiver and expense reimbursement by the investment adviser, the returns would be lower.

(2)

It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Portfolio investments may not be representative of the Portfolios’ current or future investments and may change due to active management.

1

Eaton Vance Low Duration Fund as of April 30, 2007

Fund PerFOrMance

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six months	2.41%	2.02%	2.10%
One year	4.68	3.89	4.05
Life of Fund†	2.20	1.43	1.59

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six months	0.09%	-0.97%	1.10%
One year	2.32	0.91	3.06
Life of Fund†	1.70	1.43	1.59

†Inception Dates – Class A: 9/30/02; Class B: 9/30/02; Class C: 9/30/02

(1)

Average Annual Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2.0% - 3rd year; 1% - 4th year. SEC 1- Year return for Class C reflects a 1% CDSC. Absent an expense waiver and expense reimbursement by the investment adviser, the returns would be lower.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C

Gross Expense Ratio	1.44%	2.19%	2.04%
Net Expense Ratio	1.29	2.04	1.89

(2)

From the Fund’s prospectus dated 3/1/07. The Net Expense Ratio reflects a contractual advisory fee waiver that cannot be terminated or decreased without the approval of the Board of Trustees and shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

diversification by Sectors(3)

By total investments

(3)

The Diversification by Sectors breakdown reflects the Fund’s investments in Investment Portfolio and Floating Rate Portfolio, as of April 30, 2007. Sectors are shown as a percentage of the Fund’s total investments. Fund statistics may not be representative of the Portfolios’ current or future investments and may change due to active management.

2

Eaton Vance Low Duration Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Low Duration Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,024.10	$6.62	**
Class B	$1,000.00	$1,020.20	$10.22	**
Class C	$1,000.00	$1,021.00	$9.67	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.61	**
Class B	$1,000.00	$1,014.70	$10.19	**
Class C	$1,000.00	$1,015.20	$9.64	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.32% for Class A shares, 2.07% for Class B shares, and 1.92% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The example reflects the expenses of both the Fund and the Portfolio.

**  Absent a fee reduction and expense reimbursement by the adviser, expenses would be higher.

3

Eaton Vance Low Duration Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Investment Portfolio, at value (identified cost, $31,528,899)	$31,559,497
Investment in Floating Rate Portfolio, at value (identified cost, $3,123,535)	3,123,535
Receivable for Fund shares sold	16,104
Receivable from the Administrator	1,979
Total assets	$34,701,115
Liabilities
Dividends payable	$58,867
Payable to affiliate for distribution and service fees	16,657
Payable for Fund shares redeemed	5,591
Payable to affiliate for Trustees' fees	24
Accrued expenses	32,104
Total liabilities	$113,243
Net Assets	$34,587,872
Sources of Net Assets
Paid-in capital	$44,529,692
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(9,600,244)
Accumulated distributions in excess of net investment income	(346,789)
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	5,213
Total	$34,587,872
Class A Shares
Net Assets	$16,748,879
Shares Outstanding	1,855,822
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.03
Maximum Offering Price Per Share (100 ÷ 97.75 of $9.03)	$9.24
Class B Shares
Net Assets	$3,936,905
Shares Outstanding	436,193
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.03
Class C Shares
Net Assets	$13,902,088
Shares Outstanding	1,539,966
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.03
On sales of $100,000 or more, offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest and dividends allocated from Portfolios	$1,002,479
Expenses allocated from Portfolios	(124,796)
Net investment income from Portfolios	$877,683
Expenses
Investment advisor and administration fees	$28,635
Trustees' fees and expenses	95
Distribution and service fees Class A	23,406
Class B	26,891
Class C	59,827
Transfer and dividend disbursing agent fees	24,225
Registration fees	20,490
Legal and accounting services	12,869
Custodian fee	10,124
Printing and postage	7,544
Miscellaneous	5,743
Total expenses	$219,849
Deduct — Reduction of investment adviser fee and administration fee	$28,635
Expense reimbursement	1,979
Total expense reductions	$30,614
Net expenses	$189,235
Net investment income	$688,448
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$10,458
Financial futures contracts	(1,126)
Swap contracts	345
Foreign currency transactions	(22,453)
Net realized loss	$(12,776)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$167,112
Financial futures contracts	3,330
Swap contracts	474
Foreign currency	1,891
Net change in unrealized appreciation (depreciation)	$172,807
Net realized and unrealized gain	$160,031
Net increase in net assets from operations	$848,479

See notes to financial statements
4

Eaton Vance Low Duration Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$688,448	$1,586,406
Net realized loss from investments, financial futures contracts, swaps contracts and foreign currency exchange contract transactions	(12,776)	(1,197,379)
Net change in unrealized appreciation from investments, financial futures contracts, swaps contracts and foreign currency exchange contract transactions	172,807	1,178,245
Net increase in net assets from operations	$848,479	$1,567,272
Distributions to shareholders — From net investment income Class A	$(515,719)	$(1,178,013)
Class B	(126,794)	(364,800)
Class C	(343,524)	(905,762)
Total distributions to shareholders	$(986,037)	$(2,448,575)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$2,712,910	$7,381,939
Class B	551,996	1,429,030
Class C	1,549,486	1,810,127
Net asset value of shares issued to shareholders in payment of distributions declared Class A	289,173	728,317
Class B	79,305	220,006
Class C	217,535	565,649
Cost of shares redeemed Class A	(9,422,342)	(12,378,340)
Class B	(1,081,541)	(2,779,941)
Class C	(2,756,117)	(12,140,360)
Net asset value of shares exchanged Class A	2,083,940	1,942,840
Class B	(2,083,940)	(1,942,840)
Net decrease in net assets from Fund share transactions	$(7,859,595)	$(15,163,573)
Net decrease in net assets	$(7,997,153)	$(16,044,876)

Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
At beginning of period	$42,585,025	$58,629,901
At end of period	$34,587,872	$42,585,025
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(346,789)	$(49,200)

See notes to financial statements
5

Eaton Vance Low Duration Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,		Period Ended		Year Ended December 31,
	(Unaudited)		2006(1)	2005(1)	October 31, 2004(1)(2)		2003(1)	2002(1)(3)
Net asset value — Beginning of year	$9.060		$9.220	$9.420	$9.590		$9.990	$10.000
Income (loss) from operations
Net investment income	$0.176		$0.333	$0.224	$0.142		$0.098	$0.056
Net realized and unrealized gain (loss)	0.039		0.002	(0.033)	(0.027)		(0.120)	0.035
Total income (loss) from operations	$0.215		$0.335	$0.191	$0.115		$(0.022)	$0.091
Less distributions
From net investment income	$(0.245)		$(0.495)	$(0.391)	$(0.285)		$(0.378)	$(0.101)
Total distributions	$(0.245)		$(0.495)	$(0.391)	$(0.285)		$(0.378)	$(0.101)
Net asset value — End of year	$9.030		$9.060	$9.220	$9.420		$9.590	$9.990
Total Return(4)	2.41%		3.74%	2.06%	1.22%		(0.23)%	0.91%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$16,749		$21,157	$23,876	$38,147		$63,709	$27,033
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.32	%(7)	1.29%	1.24%	1.20	%(7)	1.21%	1.16	%(7)
Expenses after custodian fee reduction(5)(6)	1.32	%(7)	1.29%	1.24%	1.20	%(7)	1.21%	1.16	%(7)
Net investment income	3.94	%(7)	3.65%	2.41%	1.80	%(7)	1.00%	2.18	%(7)
Portfolio Turnover of the Investment Portfolio	7%		46%	67%	92%		43%	0%
Portfolio Turnover of the Floating Rate Portfolio	27%		50%	57%	67%		—	—
Portfolio Turnover of the Government Obligations Portfolio	—		2%	30%	5%		67%	41%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived a portion of its investment adviser and administration fees (equal to 0.15%, 0.15%, 0.15%, 0.11%, 0.02% and 1.04% of daily net assets for the six months ended April 30, 2007, years ended October 31, 2006 and 2005, the period ended October 31, 2004 and the years ended December 31, 2003 and 2002, respectively.)

(7)  Annualized.

See notes to financial statements
6

Eaton Vance Low Duration Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,		Period Ended		Year Ended December 31,
	(Unaudited)		2006(1)	2005(1)	October 31, 2004(1)(2)		2003(1)	2002(1)(3)
Net asset value — Beginning of year	$9.060		$9.210	$9.420	$9.590		$9.990	$10.000
Income (loss) from operations
Net investment income	$0.142		$0.266	$0.153	$0.083		$0.024	$0.039
Net realized and unrealized gain (loss)	0.039		0.010	(0.043)	(0.028)		(0.121)	0.033
Total income (loss) from operations	$0.181		$0.276	$0.110	$0.055		$(0.097)	$0.072
Less distributions
From net investment income	$(0.211)		$(0.426)	$(0.320)	$(0.225)		$(0.303)	$(0.082)
Total distributions	$(0.211)		$(0.426)	$(0.320)	$(0.225)		$(0.303)	$(0.082)
Net asset value — End of year	$9.030		$9.060	$9.210	$9.420		$9.590	$9.990
Total Return(4)	2.02%		3.07%	1.18%	0.58%		(0.98)%	0.72%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,938		$6,491	$9,704	$14,022		$17,547	$10,725
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	2.07	%(7)	2.04%	1.99%	1.95	%(7)	1.96%	1.91	%(7)
Expenses after custodian fee reduction(5)(6)	2.07	%(7)	2.04%	1.99%	1.95	%(7)	1.96%	1.91	%(7)
Net investment income	3.18	%(7)	2.91%	1.64%	1.05	%(7)	0.25%	1.49	%(7)
Portfolio Turnover of the Investment Portfolio	7%		46%	67%	92%		43%	0%
Portfolio Turnover of the Floating Rate Portfolio	27%		50%	57%	67%		—	—
Portfolio Turnover of the Government Obligations Portfolio	—		2%	30%	5%		67%	41%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived a portion of its investment adviser and administration fees (equal to 0.15%, 0.15%, 0.15%, 0.11%, 0.02% and 1.04% of daily net assets for the six months ended April 30, 2007, years ended October 31, 2006 and 2005, the period ended October 31, 2004 and the years ended December 31, 2003 and 2002, respectively.)

(7)  Annualized.

See notes to financial statements
7

Eaton Vance Low Duration Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,		Period Ended		Year Ended December 31,
	(Unaudited)		2006(1)	2005(1)	October 31, 2004(1)(2)		2003(1)	2002(1)(3)
Net asset value — Beginning of year	$9.060		$9.220	$9.420	$9.590		$9.980	$10.000
Income (loss) from operations
Net investment income	$0.150		$0.277	$0.167	$0.095		$0.040	$0.041
Net realized and unrealized gain (loss)	0.038		0.003	(0.033)	(0.028)		(0.112)	0.025
Total income (loss) from operations	$0.188		$0.280	$0.134	$0.067		$(0.072)	$0.066
Less distributions
From net investment income	$(0.218)		$(0.440)	$(0.334)	$(0.237)		$(0.318)	$(0.086)
Total distributions	$(0.218)		$(0.440)	$(0.334)	$(0.237)		$(0.318)	$(0.086)
Net asset value — End of year	$9.030		$9.060	$9.220	$9.420		$9.590	$9.980
Total Return(4)	2.10%		3.12%	1.45%	0.71%		(0.74)%	0.66%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,902		$14,937	$25,050	$34,495		$55,078	$18,387
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)(6)	1.92	%(7)	1.89%	1.84%	1.80	%(7)	1.81%	1.76	%(7)
Expenses after custodian fee reduction(5)(6)	1.92	%(7)	1.89%	1.84%	1.80	%(7)	1.81%	1.76	%(7)
Net investment income	3.34	%(7)	3.04%	1.79%	1.20	%(7)	0.41%	1.56	%(7)
Portfolio Turnover of the Investment Portfolio	7%		46%	67%	92%		43%	0%
Portfolio Turnover of the Floating Rate Portfolio	24%		50%	57%	67%		—	—
Portfolio Turnover of the Government Obligations Portfolio	—		2%	30%	5%		67%	41%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the ten-month period ended October 31, 2004.

(3)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5)  Includes the Fund's share of the Portfolios' allocated expenses.

(6)  The investment adviser waived a portion of its investment adviser and administration fees (equal to 0.15%, 0.15%, 0.15%, 0.11%, 0.02% and 1.04% of daily net assets for the six months ended April 30, 2007, years ended October 31, 2006 and 2005, the period ended October 31, 2004 and the years ended December 31, 2003 and 2002, respectively.)

(7)  Annualized.

See notes to financial statements
8

Eaton Vance Low Duration Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). After the longer of four years or the time when the CDSC applicable to Class B shares expires, Class B shares will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is structured as a fund of funds and as of April 30, 2007, invested all of its investable assets in interests in two Portfolios, Investment Portfolio and Floating Rate Portfolio (the Portfolios), which are New York Trusts. Each Portfolio has an investment objective and investment policies that are similar to or complementary to those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Investment Portfolio and Floating Rate Portfolio (91.0% and 0.1%, respectively, at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Investment Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. A copy of the Floating Rate Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities held by the Investment Portfolio is discussed in note 1A of the Portfolio's notes to the financial statements which are included elsewhere in this report. Floating Rate Portfolio's valuation policies are as follows: Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including

9

Eaton Vance Low Duration Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by dealers or pricing services. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which reliable market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustment. The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryforwards of $9,613,410 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2010 ($5,478), October 31, 2011 ($4,082,489), October 31, 2012 ($3,697,770), October 31, 2013 ($1,016,104) and October 31, 2014 ($811,569), respectively.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10

Eaton Vance Low Duration Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any (reduced by any available capital loss carryforwards for prior years), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities by the Portfolios. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	300,178	811,742
Issued to shareholders electing to receive payments of distribution in Fund shares	32,008	79,915
Redemptions	(1,043,189)	(1,359,274)
Exchange from Class B shares	230,709	212,880
Net decrease	(480,294)	(254,737)
Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	61,072	156,749
Issued to shareholders electing to receive payments of distribution in Fund shares	8,778	24,141
Redemptions	(119,983)	(304,470)
Exchange to Class A shares	(230,345)	(212,880)
Net decrease	(280,478)	(336,460)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	171,373	198,848
Issued to shareholders electing to receive payments of distribution in Fund shares	24,082	62,045
Redemptions	(304,941)	(1,329,515)
Net decrease	(109,486)	(1,068,622)

4  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios), and administering the business affairs of the Fund. Under the investment advisory and administrative agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. Effective March 15, 2004, Eaton Vance agreed to waive its 0.15% fee in its entirety, such agreement being memorialized in a Fee Waiver Agreement between EVM and the Fund. This fee waiver cannot be eliminated or decreased without the express consent of the Fund's Board of Trustees and

11

Eaton Vance Low Duration Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

shareholders and is intended to continue indefinitely. For the six months ended April 30, 2007, the advisory and administration fee amounted to $28,635. Pursuant to the waiver, EVM waived $28,635 of the Fund's investment advisory and administrative fee for the six months ended April 30, 2007. Effective April 23, 2007, EVM agreed to reimburse the Fund's expenses to the extent that total Fund operating expenses exceed 1.00% for Class A shares, 1.75% for Class B shares and 1.60% for Class C shares. This expense reimbursement will continue through April 30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM reimbursed the Fund $1,979 for the period ended April 30, 2007. The Portfolios have engaged BMR to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2007, EVM earned $1,427 in sub-transfer agent fees. Certain officers and Trustees of the Fund and Portfolios are officers of the above organizations. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, received $2,262 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 of the 1940 Act (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $22,347 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 of the 1940 Act. The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Class C Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.60% (annualized) of the Fund's average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $20,168 and $42,231 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% (annualized) and 0.60% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $767,000 and $4,781,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $6,515, and $16,884, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

Class A shares of $1 million of more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. A CDSC generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 3% in the case of redemption in the first year after purchase, declining 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase. No CDSC is levied on shares which have been sold to EVM or

12

Eaton Vance Low Duration Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C plans, respectively (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund has been informed that EVD received approximately $10,000, $7,000 and $300 of CDSC paid by shareholders for redemption of Class A, Class B and Class C shares, respectively, during the six months ended April 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Investment Portfolio for the six months ended April 30, 2007 aggregated $8,600,612, and $16,667,046, respectively. Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2007 aggregated $686,769 and $1,706,568 respectively.

8  Investment in Portfolios

For the six months ended April 30, 2007, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Investment Portfolio	Floating Rate Portfolio	Total
Interest and dividend income	$870,109	$132,370	$1,002,479
Expenses	(115,226)	(9,570)	(124,796)
Net investment income	$754,883	$122,800	$877,683
Net realized gain (loss)
Investment transactions	$8,697	$1,761	$10,458
Financial futures contracts	(1,126)	—	(1,126)
Swap contracts	—	345	345
Forward Foreign Currency	—	(22,453)	(22,453)
Net realized gain (loss)	$7,571	$(20,347)	$(12,776)
Change in unrealized appreciation (depreciation)
Investments	$133,852	$33,260	$167,112
Financial futures contracts	3,330	—	3,330
Swap contracts	—	474	474
Forward Foreign Currency	—	1,891	1,891
Net change in unrealized appreciation (depreciation)	$137,182	$35,625	$172,807

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the first required financials reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

13

Investment Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 87.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.642%, with various maturities to 2037(1)	$1,300	$1,298,255
6.217%, with maturity at 2022(1)	940	944,387
6.50%, with maturity at 2019	737	759,054
7.50%, with maturity at 2017	699	728,330
8.00%, with various maturities to 2025	1,337	1,414,168
9.25%, with maturity at 2017	138	141,955
		$5,286,149
Federal National Mortgage Association:
5.00%, with maturity at 2014	$1,737	$1,724,097
5.425%, with maturity at 2018(1)	81	81,698
5.672%, with maturity at 2018(1)	214	212,723
5.626%, with maturity at 2027(1)	1,977	1,979,486
5.642%, with various maturities to 2035(1)	2,542	2,545,199
5.645%, with maturity at 2036(1)	1,208	1,209,744
5.659%, with maturity at 2036(1)	1,422	1,423,936
6.402%, with maturity at 2032(1)	1,323	1,344,914
6.50%, with maturity at 2019	714	734,204
7.00%, with maturity at 2012	689	706,327
8.00%, with maturity at 2023	406	441,030
9.00%, with maturity at 2011	605	617,445
9.50%, with various maturities to 2022	2,363	2,565,813
9.604%, with maturity at 2018(2)	1,129	1,261,102
		$16,847,718
Government National Mortgage Association:
6.125%, with various maturities to 2027(1)	$1,973	$1,998,326
8.25%, with maturity at 2020	621	676,362
9.00%, with maturity at 2017	834	920,295
		$3,594,983
Collateralized Mortgage Obligations:
FHLMC, Series 1395, Class F, 5.026%, due 2022(3)	$221	$216,726
FHLMC, Series 1694, Class PQ 6.50%, due 2023	192	192,179
FNMA, Series 1993-140, Class J, 6.65%, due 2013	1,518	1,525,404
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	923	951,941
FNMA, Series 2001-4, Class GA, 10.25%, due 2025(2)(4)	627	695,650
FNMA, Series G93-17, Class FA, 6.344%, due 2023(3)	448	456,525
FNMA, Series G97-4, Class FA, 6.144%, due 2027(3)	411	416,022
		$4,454,447
Total Mortgage Pass-Throughs (identified cost $30,258,345)		$30,183,297

Short-Term Investments — 12.4%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%, 5/1/07(5)	$4,313	$4,312,679
Total Short-Term Investments (identified cost, $4,312,679)		$4,312,679
Total Investments — 99.4% (identified cost $34,571,024)		$34,495,976
Other Assets, Less Liabilities — 0.6%		$193,131
Net Assets — 100.0%		$34,689,107

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

(1)  Adjustable rate mortgage.

(2)  Weighted average fixed-rate coupon that changes/updates monthly.

(3)  Floating-rate security

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Affiliated investment company available to Eaton Vance Portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements
14

Investment Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $30,258,345)	$30,183,297
Affiliated investments, at value (identified cost, $4,312,679)	4,312,679
Receivable for investments sold	26,729
Interest receivable	176,391
Interest receivable from affiliated investment	15,123
Receivable for daily variation margin on open financial futures contracts	14,531
Total assets	$34,728,750
Liabilities
Payable to affiliate for investment advisory fees	$12,675
Payable to affiliate for Trustees' fees	159
Accrued expenses	26,809
Total liabilities	$39,643
Net Assets applicable to investors' interest in Portfolio	$34,689,107
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$34,733,784
Net unrealized depreciation (computed on the basis of identified cost)	(44,677)
Total	$34,689,107

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest	$843,887
Interest income allocated from affiliated investments	46,515
Expenses allocated from affiliated investments	(4,420)
Total investment income	$885,982
Expenses
Investment adviser fee	$84,697
Trustees' fees and expenses	863
Custodian fee	17,285
Legal and accounting services	9,223
Miscellaneous	2,143
Total expenses	$114,211
Deduct — Reduction of custodian fee	$23
Total expense reductions	$23
Net expenses	$114,188
Net investment income	$771,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,854
Financial futures contracts	(1,152)
Net realized gain	$7,702
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$137,758
Financial futures contracts	3,027
Net change in unrealized appreciation (depreciation)	$140,785
Net realized and unrealized gain	$148,487
Net increase in net assets from operations	$920,281

See notes to financial statements
15

Investment Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$771,794	$1,619,104
Net realized gain (loss) from investment transactions and financial futures contracts	7,702	(132,593)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	140,785	177,397
Net increase in net assets from operations	$920,281	$1,663,908
Capital transactions — Contributions	$11,600,612	$23,127,039
Withdrawals	(16,667,046)	(31,997,057)
Net decrease in net assets from capital transactions	$(5,066,434)	$(8,870,018)
Net decrease in net assets	$(4,146,153)	$(7,206,110)
Net Assets
At beginning of period	$38,835,260	$46,041,370
At end of period	$34,689,107	$38,835,260

See notes to financial statements
16

Investment Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,		Period Ended		Year Ended December 31,
	(Unaudited)		2006	2005	October 31, 2004(1)		2003	2002(2)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.67	%(3)	0.66%	0.65%	0.62	%(3)	0.59%	0.50	%(3)(4)
Expenses after custodian fee reduction	0.67	%(3)	0.66%	0.64%	0.62	%(3)	0.59%	0.50	%(3)(4)
Net investment income	4.33	%(3)	4.03%	2.65%	1.51	%(3)	0.92%	0.84%
Portfolio Turnover	7%		46%	67%	92%		43%	0%
Total Return(5)	2.64%		4.29%	2.32%	1.12%		0.74%	0.23%
Net assets, end of year (000's omitted)	$34,689		$38,835	$46,041	$58,345		$72,157	$25,058

(1)  For the ten-month period ended October 31, 2004.

(2)  For the period from the start of business, September 30, 2002, to December 31, 2002.

(3)  Annualized.

(4)  The investment adviser waived a portion of its investment advisory fee (equal to 0.57% of average daily net assets for the year ended December 31, 2002).

(5)  Total return is not computed on an annualized basis.

See notes to financial statements
17

Investment Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as a diversified open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 18, 2002. The Portfolio seeks total return by investing in a broad range of fixed income securities, including MBS issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. Government obligations, corporate bonds, preferred stocks, asset-backed securities and money market instruments. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, Eaton Vance Low Duration Fund and Eaton Vance Strategic Income Fund held an approximate 91% and 8.7% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by an independent pricing service. The pricing service considers various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned fixed rate 30 years MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividend, received in cash and/or securities.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

18

Investment Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0417% (0.50% per annum) of the Portfolio's average daily net assets. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended April 30, 2007, the Portfolio's advisory fee totaled $89,052 of which $4,355 was allocated from Cash Management and $84,697 was paid or accrued directly by the Portfolio. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations and including paydowns on mortgage backed securities in Investment Portfolio, aggregated $2,404,101and $6,757,202, respectively.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate Cost	$34,786,313
Gross unrealized appreciation	$58,386
Gross unrealized depreciation	(348,723)
Net unrealized depreciation	$(290,337)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are

19

Investment Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

considered. A summary of obligations under these financial instruments at April 30, 2007 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/07	30 U.S Treasury Note	Long	$3,219,473	$3,249,844	$30,371

At April 30, 2007, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

20

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

21

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Low Duration Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the investment advisory agreements of the Floating Rate Portfolio, the Government Obligations Portfolio and the Investment Portfolio (the "Portfolios"), the portfolios in which the Fund invests, each with Boston Management and Research ("BMR"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios. EVM and BMR are each referred to as an "Adviser" herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered BMR's management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade securities. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR's 30 bank loan investment professionals and other personnel who provide services to the Portfolios, including five portfolio managers and 17 analysts. With respect to the Government Obligations Portfolio, the Board noted the Adviser's experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

22

Eaton Vance Low Duration Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices for the one- and three-year periods ended September 30, 2006 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that EVM is waiving its investment advisory and administration fee in its entirety and has agreed to pay other expenses of the Fund, which will lower the Fund's total expense ratios.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that, given the small asset size of the Fund, the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

23

Eaton Vance Low Duration Fund

INVESTMENT MANAGEMENT

Eaton Vance Low Duration Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Investment Portfolio

Officers Mark S. Venezia President Susan Schiff Vice President Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Thomas E. Faust Jr. Benjamin C. Esty James B. Hawkes Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

24

Investment Adviser of Investment Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser and Administrator of Eaton Vance Low Duration Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Low Duration Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1560-6/07  LDSRC

Semiannual Report April 30, 2007

EATON VANCE
STRATEGIC
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Strategic Income Fund as of April 30, 2007

INVESTMENT UPDATE

Mark S. Venezia

Portfolio Manager

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 4.34% for the six months ended April 30, 2007.(1)  This return resulted from an increase in net asset value per share (NAV) to $7.96 on April 30, 2007, from $7.89 on October 31, 2006, and the reinvestment of $0.267 in dividends.

•                  The Fund’s Class B shares had a total return of 3.88% for the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $7.53 on April 30, 2007, from $7.47 on October 31, 2006, and the reinvestment of $0.226 in dividends.

•                  The Fund’s Class C shares had a total return of 4.01% for the six months ended April 30, 2007.(1) This return resulted from an increase in NAV to $7.54 on April 30, 2007, from $7.47 on October 31, 2006, and the reinvestment of $0.226 in dividends.

•                  For comparison, the Lehman Brothers Aggregate Bond Index – an unmanaged, broad-based index containing only investment-grade fixed-income securities traded in the U.S. – had a return of 2.64% for the six months ended April 30, 2007.(2) The Fund’s peer group – the Lipper Multi-Sector Income Funds Classification – had an average total return of 4.67% for the same period.(2)

Recent Fund Developments

•                  Credit spreads were very tight during the period, reflecting an increasing complacence toward risk among investors. In February 2007, however, concerns about the sub-prime mortgage market – a sector the Fund avoided – pushed spreads slightly higher across a range of credit markets.

•                  The Fund had significant exposure to floating-rate securities, including adjustable-rate mortgages (ARMs) and senior, secured loans, totaling 45.8% of the Fund at April 30, 2007. The Fund achieved its exposure to loans by investing in Floating-Rate Portfolio. Exposure to these floating-rate securities contributed to the Fund’s low volatility compared to its Lipper peer group.

•                  In addition to its investments in ARMs, the Fund increased its weighting in fixed-rate mortgage-backed securities (MBS), with a continued focus on seasoned MBS. Seasoned MBS yield spreads remained tight during the six-month period, amid expectations for steady, relatively low prepayment rates and continued foreign investment.

•                  The Fund lowered its exposure to below-investment-grade corporate bonds by reducing its investment in High Income Portfolio from approximately 8% to 1%. The Fund maintained its investment in Floating- Rate Portfolio, leaving its exposure to domestic below-investment-grade credit markets slightly lower.

•                  The Fund’s foreign investments, through Global Macro Portfolio, included primarily long and short forward currency contracts, foreign-denominated sovereign bonds and other derivatives. The Fund added to its Asian weighting, increasing long currency positions in India and the Philippines, while eliminating a short position in the Japanese yen. A large position in the Malaysian ringgit was supplemented with an interest rate swap, reflecting management’s optimism about interest rates. In Eastern Europe, long positions in Poland, Iceland, Romania and Serbia afforded attractive spreads or appreciation opportunities over the Euro, with currency risk partially offset by cross hedges. Within its local sovereign bond investments, the Fund had positions in Brazil and Indonesia, while increasing its exposure to Egypt. Among the top performers were Brazilian bonds and forward contracts, as Brazil’s currency benefited from strong global demand for commodities. Small bond and forward contract positions in sub-Saharan African countries, which have a low correlation to other emerging market investments, added further diversification.

•                  The Fund marginally underperformed its Lipper peer group on a total return basis for the six-month period. Most of the group’s funds have significant exposure to below-investment-grade corporate bonds, which had another good six months. In management’s opinion, high-yield bonds are a high-beta/ high-volatility area, which, in the current tight-spread climate, represent a higher-than-warranted risk. The Fund’s volatility was once again among the lowest in its peer group, the result of its low duration, its exposure to senior, secured loans and the diversification of its emerging market currencies.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, the returns would be lower.

(2)       It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)       Fund allocations are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Strategic Income Fund as of April 30, 2007

Fund Performance

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	4.34%	3.88%	4.01%
One Year	7.28	6.36	6.50
Five Years	7.65	6.83	6.89
Ten Years	N.A.	5.47	5.51
Life of Fund†	6.13	6.13	6.96

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.58%	-1.12%	3.01%
One Year	2.14	1.36	5.50
Five Years	6.61	6.52	6.89
Ten Years	N.A.	5.47	5.51
Life of Fund†	5.57	6.13	6.96

†                  Inception Dates – Class A: 1/23/98; Class B: 11/26/90; Class C: 5/25/94

(1)       Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were reflected, performance would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	0.99%	1.74%	1.74%

(2)          From the Fund’s prospectus dated 3/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund Sector Breakdown(3)

(3)          The Fund Sector Breakdown reflects the Fund’s investments in Global Macro Portfolio, High Income Portfolio, Investment Portfolio and Floating Rate Portfolio as of 4/30/07. Indicated positions equal 143.6% of net assets as of 4/30/07. In addition to Sector net assets, the Foreign position includes the notional value of long forward currency, interest rate swap and equity derivative positions, short unhedged forward currency positions and short futures contracts. All of the aforementioned derivatives are added to the net assets of the Fund to get the gross assets of the Fund. Then each sector is divided by the amount of gross assets to calculate its percentage allocation in the Fund Sector Breakdown. Fund Statistics may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Foreign Exchange Denominated Positions

By total net assets. Positions are in Local Currency unless otherwise noted.

Japan*	6.8%
India	6.7
Malaysia	5.6
Poland	4.0
Egypt	3.6
Brazil	3.2
Romania	3.0
Philippines	2.8
Iceland	2.7
Indonesia	2.3
Canada (Short)	2.0
Serbia	1.9
Mexico	1.7
Singapore	1.0
Turkey	1.0
Kazakhstan	1.0
New Zealand(Short)	0.9
Hungary	0.5
Colombia	0.3
Chile	0.3
China	0.1
Botswana	0.1

*                 Includes long and short positions.

2

Eaton Vance Strategic Income Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Strategic Income Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,043.40	$5.02
Class B	$1,000.00	$1,038.80	$8.80
Class C	$1,000.00	$1,040.10	$8.80
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.96
Class B	$1,000.00	$1,016.20	$8.70
Class C	$1,000.00	$1,016.20	$8.70

* Expenses are equal to the Fund's annualized expense ratio of 0.99% for Class A shares, 1.74% for Class B shares and 1.74% for Class C shares mulitiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The example reflects the expenses of both the Fund and the Portfolios.

3

Eaton Vance Strategic Income Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Global Macro Portfolio, at value (identified cost, $646,289,581)	$643,448,523
Investment in High Income Portfolio, at value (identified cost, $6,856,013)	9,673,437
Investment in Floating Rate Portfolio, at value (identified cost, $292,982,905)	295,966,851
Investment in Investment Portfolio, at value (identified cost, $3,014,666)	3,017,775
Receivable for Fund shares sold	4,749,540
Total assets	$956,856,126
Liabilities
Payable for Fund shares redeemed	$4,318,545
Dividends payable	2,130,371
Payable to affiliate for distribution and service fees	469,949
Payable to affiliate for Trustees' fees	291
Accrued expenses	197,647
Total liabilities	$7,116,803
Net Assets	$949,739,323
Sources of Net Assets
Paid-in capital	$984,879,389
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(31,886,872)
Accumulated distributions in excess of net investment income	(6,216,616)
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	2,963,422
Total	$949,739,323
Class A Shares
Net Assets	$495,485,444
Shares Outstanding	62,234,226
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.96
Maximum Offering Price Per Share (100 ÷ 95.25 of $7.96)	$8.36
Class B Shares
Net Assets	$187,858,656
Shares Outstanding	24,937,502
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.53
Class C Shares
Net Assets	$266,395,223
Shares Outstanding	35,339,290
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.54
On sales of $25,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Interest allocated from Portfolios (net of foreign taxes, $44,917)	$28,189,114
Dividends allocated from Portfolios	17,151
Expenses allocated from Portfolios	(2,722,434)
Net investment income from Portfolios	$25,483,831
Expenses
Trustees' fees and expenses	$1,701
Distribution and service fees Class A	557,829
Class B	945,211
Class C	1,223,339
Transfer and dividend disbursing agent fees	330,031
Printing and postage	66,305
Registration fees	47,532
Legal and accounting services	38,909
Custodian fee	21,591
Miscellaneous	9,678
Total expenses	$3,242,126
Net investment income	$22,241,705
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,683,145
Financial futures contracts	(1,755,478)
Swap contracts	(123,456)
Foreign currency and forward foreign currency exchange contract transactions	7,143,172
Net realized gain	$7,947,383
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$5,889,359
Financial futures contracts	(1,002,524)
Swap contracts	(812,684)
Foreign currency and forward foreign currency exchange contracts	1,963,598
Net change in unrealized appreciation (depreciation)	$6,037,749
Net realized and unrealized gain	$13,985,132
Net increase in net assets from operations	$36,226,837

See notes to financial statements
4

Eaton Vance Strategic Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$22,241,705	$32,677,331
Net realized gain from investments, financial futures contracts, swaps contracts, foreign currency and forward foreign currency exchange contract transactions	7,947,383	9,564,973
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	6,037,749	4,283,478
Net increase in net assets from operations	$36,226,837	$46,525,782
Distributions to shareholders — From net investment income
Class A	$(15,181,255)	$(23,178,195)
Class B	(5,745,768)	(12,559,493)
Class C	(7,409,250)	(11,396,339)
Tax return of capital
Class A	—	(250,996)
Class B	—	(159,237)
Class C	—	(145,751)
Total distributions to shareholders	$(28,336,273)	$(47,690,011)
Transactions in shares of beneficial interest — Proceeds from sale of shares
Class A	$121,520,384	$254,028,611
Class B	13,311,884	38,705,907
Class C	60,060,601	111,040,586
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,349,230	13,809,763
Class B	2,427,218	5,282,097
Class C	3,851,348	5,632,409
Cost of shares redeemed
Class A	(60,363,450)	(100,111,423)
Class B	(17,837,189)	(37,304,209)
Class C	(25,690,153)	(38,980,835)
Net asset value of shares exchanged
Class A	6,029,278	8,801,199
Class B	(6,029,278)	(8,801,199)
Net increase in net assets from Fund share transactions	$106,629,873	$252,102,906
Net increase in net assets	$114,520,437	$250,938,677

Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
At beginning of period	$835,218,886	$584,280,209
At end of period	$949,739,323	$835,218,886
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(6,216,616)	$(316,899)

See notes to financial statements
5

Eaton Vance Strategic Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$7.890		$7.900	$8.030	$8.100	$7.550	$8.030
Income (loss) from operations
Net investment income	$0.213		$0.398	$0.294	$0.286	$0.336	$0.504
Net realized and unrealized gain (loss)	0.124		0.161	0.166	0.273	0.883	(0.286)
Total income from operations	$0.337		$0.559	$0.460	$0.559	$1.219	$0.218
Less distributions
From net investment income	$(0.267)		$(0.563)	$(0.590)	$(0.629)	$(0.669)	$(0.670)
From paid-in capital	—		—	—	—	—	(0.028)
From tax return of capital	—		(0.006)	—	—	—	—
Total distributions	$(0.267)		$(0.569)	$(0.590)	$(0.629)	$(0.669)	$(0.698)
Net asset value — End of period	$7.960		$7.890	$7.900	$8.030	$8.100	$7.550
Total Return(3)	4.34%		7.30%	5.85%	7.18%	16.65%	2.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$495,485		$414,882	$238,973	$162,022	$48,738	$17,418
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.99	%(5)	0.99%	1.02%	1.06%	1.11%	1.17%
Expenses after custodian fee reduction(4)	0.99	%(5)	0.99%	1.02%	1.06%	1.11%	1.17%
Net investment income	5.42	%(5)	5.04%	3.66%	3.57%	4.19%	6.39%
Portfolio Turnover of the Global Macro Portfolio	27%		41%	59%	55%	71%	63%
Portfolio Turnover of the High Income Portfolio	42%		62%	62%	80%	122%	88%
Portfolio Turnover of the Floating Rate Portfolio	27%		50%	57%	67%	—	—
Portfolio Turnover of the Investment Portfolio	7%		—	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income per share by $0.095, decrease net realized and unrealized loss per share by $0.095 and decrease the ratio of net investment income to average net assets from 7.58% to 6.39%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

See notes to financial statements
6

Eaton Vance Strategic Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$7.470		$7.480	$7.600	$7.660	$7.150	$7.600
Income (loss) from operations
Net investment income	$0.174		$0.320	$0.223	$0.224	$0.269	$0.425
Net realized and unrealized gain (loss)	0.112		0.153	0.159	0.254	0.817	(0.272)
Total income from operations	$0.286		$0.473	$0.382	$0.478	$1.086	$0.153
Less distributions
From net investment income	$(0.226)		$(0.477)	$(0.502)	$(0.538)	$(0.576)	$(0.575)
From paid-in capital	—		—	—	—	—	(0.028)
From tax return of capital	—		(0.006)	—	—	—	—
Total distributions	$(0.226)		$(0.483)	$(0.502)	$(0.538)	$(0.576)	$(0.603)
Net asset value — End of period	$7.530		$7.470	$7.480	$7.600	$7.660	$7.150
Total Return(3)	3.88%		6.50%	5.12%	6.47%	15.61%	1.96%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$187,859		$194,351	$196,766	$191,765	$217,341	$173,780
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.74	%(5)	1.74%	1.77%	1.81%	1.86%	1.93%
Expenses after custodian fee reduction(4)	1.74	%(5)	1.74%	1.77%	1.81%	1.86%	1.93%
Net investment income	4.69	%(5)	4.27%	2.94%	2.95%	3.57%	5.68%
Portfolio Turnover of the Global Macro Portfolio	27%		41%	59%	55%	71%	63%
Portfolio Turnover of the High Income Portfolio	42%		62%	62%	80%	122%	88%
Portfolio Turnover of the Floating Rate Portfolio	27%		50%	57%	67%	—	—
Portfolio Turnover of the Investment Portfolio	7%		—	—	—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income per share by $0.090, decrease net realized and unrealized loss per share by $0.090 and decrease the ratio of net investment income to average net assets from 6.86% to 5.68%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

See notes to financial statements
7

Eaton Vance Strategic Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)		2005(1)(2)		2004(1)(2)	2003(1)(2)	2002(1)(2)(3)
Net asset value — Beginning of period	$7.470		$7.480	(2)	$7.610		$7.670	$7.160	$7.610
Income (loss) from operations
Net investment income	$0.173		$0.320		$0.222		$0.219	$0.267	$0.426
Net realized and unrealized gain (loss)	0.123		0.153		0.150		0.260	0.819	(0.273)
Total income from operations	$0.296		$0.473		$0.372		$0.479	$1.086	$0.153
Less distributions
From net investment income	$(0.226)		$(0.477	)(2)	$(0.502)		$(0.539)	$(0.576)	$(0.581)
From paid-in capital	—		—		—		—	—	(0.022)
From tax return of capital	—		(0.006)		—		—	—	—
Total distributions	$(0.226)		$(0.483)		$(0.502)		$(0.539)	$(0.576)	$(0.603)
Net asset value — End of period	$7.540		$7.470		$7.480		$7.610	$7.670	$7.160
Total Return(4)	4.01%		6.50%		5.21	%(5)	6.45%	15.68%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$266,395		$225,985		$148,541		$103,355	$74,117	$45,414
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	1.74	%(7)	1.74%		1.77%		1.81%	1.86%	1.93%
Expenses after custodian fee reduction(6)	1.74	%(7)	1.74%		1.77%		1.81%	1.86%	1.93%
Net investment income	4.66	%(7)	4.29%		2.91%		2.89%	3.53%	5.69%
Portfolio Turnover of the Global Macro Portfolio	27%		41%		59%		55%	71%	63%
Portfolio Turnover of the High Income Portfolio	42%		62%		62%		80%	122%	88%
Portfolio Turnover of the Floating Rate Portfolio	27%		50%		57%		67%	—	—
Portfolio Turnover of the Investment Portfolio	7%		—		—		—	—	—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.2632979-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income per share by $0.089, decrease net realized and unrealized loss per share by $0.089 and decrease the ratio of net investment income to average net assets from 6.88% to 5.69%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of the Portfolios' allocated expenses.

(7)  Annualized.

See notes to financial statements
8

Eaton Vance Strategic Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Strategic Income Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund is structured as a fund-of-funds and as of April 30, 2007, invested all of its investable assets in interests in four Portfolios: Global Macro Portfolio (formerly Strategic Income Portfolio), High Income Portfolio, Floating Rate Portfolio and Investment Portfolio (the Portfolios), which are New York Trusts. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Global Macro Portfolio, High Income Portfolio, Floating Rate Portfolio, and Investment Portfolio (86.1%, 0.9%, 3.7%, and 8.7%, respectively, at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Global Macro Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio, Floating Rate Portfolio and Investment Portfolio. A copy of the financial statements of High Income Portfolio, Floating Rate Portfolio and Investment Portfolio are available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Global Macro Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and ask prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued based on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41) of the Investment Company Act of 1940. Floating Rate Portfolio's valuation policies are as follows: Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a Matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is

9

Eaton Vance Strategic Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Trust based on information available to such managers. The portfolio managers of the other trusts managed by Eaton Vance that invests in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Floating Rate Portfolio. At times, the fair value of a Senior Loan is determined by the managers of other trusts managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the Portfolio managers of Floating Rate Portfolio. The fair value of each Senior Loan is periodically reviewed by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Investment Portfolio's valuation policies are as follows: Debt securities (including collateralized mortgage obligations and certain mortgage backed securites ("MBS")) normally are valued by an independent pricing service. The pricing service considers various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in sixty days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than sixty days they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ Global or Global Select Market System are valued at the official closing price. Financial futures contracts listed on the commodity exchanges and options are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value as determined in good faith by or at the direction of the Trustees. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Fund may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

10

Eaton Vance Strategic Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Fund, for Federal income tax purposes, had a capital loss carryover of $37,131,458 which will reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($7,933,008), October 31, 2009 ($9,854,300), October 31, 2010 ($14,208,464), October 31, 2011 ($1,234,272), October 31, 2012 ($2,342,991) and October 31, 2014 ($1,558,423).

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	15,352,654	32,136,571
Issued to shareholders electing to receive payments of distributions in Fund shares	1,180,332	1,747,890
Redemptions	(7,625,788)	(12,677,736)
Exchange from Class B shares	761,660	1,115,186
Net increase	9,668,858	22,321,911

11

Eaton Vance Strategic Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	1,777,358	5,168,892
Issued to shareholders electing to receive payments of distributions in Fund shares	323,787	705,805
Redemptions	(2,381,999)	(4,988,803)
Exchange to Class A shares	(804,723)	(1,177,540)
Net decrease	(1,085,577)	(291,646)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006(1)
Sales	8,014,218	14,847,438
Issued to shareholders electing to receive payments of distributions in Fund shares	513,467	753,078
Redemptions	(3,426,889)	(5,216,478)
Net increase	5,100,796	10,384,038

(1)  Transactions reflect the effects of a 1.2632979-for-1 stock split effective on November 11, 2005.

4  Investment Adviser Fee and Other Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolios' Notes to financial statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2007, EVM received $21,717 in sub-transfer agent fees. The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $75,881 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan) under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $557,829 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 4.5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $708,908 and $917,504 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $39,178,000 and $19,815,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $236,303 and $305,835 for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

Class A shares of $1 million of more are subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. A CDSC generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is

12

Eaton Vance Strategic Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C plans, respectively (see Note 5). CDSC charges received Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be retained by to the Fund. The Fund has been informed that EVD received approximately $22,000, $239,000 and $46,000 of CDSC paid by shareholders of Class A, Class B and Class C shares, respectively, during the six months ended April 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Global Macro Portfolio for the six months ended April 30, 2007, aggregated $201,948,925 and $78,714,898, respectively. Increases and decreases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2007 aggregated $11,163,200 and $0, respectively. Increases and decreases in the Fund's investment in the High Income Portfolio for the six months ended April 30, 2007 aggregated $0 and $62,164,400, respectively. Increases and decreases in the Fund's investment in the Investment Portfolio for the six months ended April 30, 2007 aggregated $3,000,000 and $0, respectively.

8  Investment in Portfolios

For the six months ended April 30, 2007, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

	Global Macro Portfolio	High Income Portfolio	Floating Rate Portfolio	Investment Portfolio	Total
Interest income (net of foreign taxes, $44,917, $0, $0, $0 and $44,917, respectively)	$15,255,230	$2,379,849	$10,536,457	$17,578	$28,189,114
Dividend income	—	16,995	156	—	17,151
Expenses	(1,794,977)	(160,971)	(763,467)	(3,019)	(2,722,434)
Net investment income	$13,460,253	$2,235,873	$9,773,146	$14,559	$25,483,831
Net realized gain (loss) — Investment transactions	$1,864,779	$645,115	$173,144	$107	$2,683,145
Financial futures contracts	(1,755,478)	—	—	—	(1,755,478)
Swap contracts	(152,995)	2,104	27,435	—	(123,456)
Foreign currency and forward foreign currency exchange contract transactions	8,959,161	82	(1,816,071)	—	7,143,172
Net realized gain (loss)	$8,915,467	$647,301	$(1,615,492)	$107	$7,947,383
Change in unrealized appreciation (depreciation) Investments	$2,428,457	$790,724	$2,666,720	$3,458	$5,889,359
Financial futures contracts	(1,002,175)	—	—	(349)	(1,002,524)
Swap contracts	(843,272)	(4,786)	35,374	—	(812,684)
Foreign currency and forward foreign currency exchange contracts	1,915,947	—	47,651	—	1,963,598
Net change in unrealized appreciation (depreciation)	$2,498,957	$785,938	$2,749,745	$3,109	$6,037,749

13

Eaton Vance Strategic Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

14

Global Macro Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS

Bonds & Notes — 66.2%
Security	Principal		U.S. $ Value
Brazil — 0.7%
Federal Republic of Brazil, 10.00%, 1/1/14	BRL	10,152,000	$4,848,259
Total Brazil (identified cost $3,841,777)			$4,848,259
Chile — 0.4%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15(1)		$3,000,000	$3,233,022
Total Chile (identified cost $3,000,000)			$3,233,022
Egypt — 5.3%
Egyptian Treasury Bill, 0.00%, 5/8/07	EGP	32,725,000	$5,747,569
Egyptian Treasury Bill, 0.00%, 5/15/07	EGP	35,600,000	6,244,184
Egyptian Treasury Bill, 0.00%, 7/3/07	EGP	88,050,000	15,301,650
Egyptian Treasury Bill, 0.00%, 8/7/07	EGP	33,625,000	5,804,320
Egyptian Treasury Bill, 0.00%, 10/2/07	EGP	17,350,000	2,961,830
Egyptian Treasury Bill, 0.00%, 11/13/07	EGP	21,000,000	3,554,264
Total Egypt (identified cost $38,723,085)			$39,613,817
Ghana — 0.1%
Ghanaian Treasury Bond, 13.50%, 3/29/10(2)	GHC	9,800,000,000	$1,056,789
Total Ghana (identified cost $1,056,604)			$1,056,789
Indonesia — 2.6%
APP Finance VI, 0.00%, 11/18/12(3)(4)(5)		$4,000,000	$28,000
APP Finance VII, 3.50%, 4/30/24(3)(4)(5)		2,000,000	20,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	76,000,000,000	9,336,927
Republic of Indonesia, 12.00%, 9/15/11	IDR	80,000,000,000	9,797,536
Total Indonesia (identified cost $21,571,924)			$19,182,463
Kazakhstan — 1.2%
Kazakh Treasury Note, 0.00%, 6/1/07(2)	KZT	356,000,000	$2,949,521
Kazakh Treasury Note, 0.00%, 7/13/07(2)	KZT	757,300,000	6,235,881
Total Kazakhstan (identified cost $8,963,833)			$9,185,402

Security	Principal		U.S. $ Value
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09(2)	KES	12,500,000	$187,370
Total Kenya (identified cost $181,607)			$187,370
Mauritius — 0.2%
Mauritian Treasury Bill, 0.00%, 6/29/07(2) MUR		17,500,000	$543,225
Mauritian Treasury Bill, 0.00%, 9/28/07(2) MUR		18,400,000	556,237
Total Mauritius (identified cost $1,079,453)			$1,099,462
United States — 55.7%
Corporate Bonds & Notes — 0.3%
Baltimore Gas and Electric, 6.73%, 6/12/12		$400,000	$423,708
Eaton Corp., 8.875%, 6/15/19		500,000	637,241
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,108,065
Total Corporate Bonds & Notes (identified cost, $1,936,835)			$2,169,014
Collateralized Mortgage Obligations — 6.2%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23		$905,982	$932,900
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26		754,069	774,043
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27		3,015,665	3,099,801
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22		658,459	675,099
Federal National Mortgage Association, Series 1992-180, Class F, 6.494%, 10/25/22(6)		3,083,263	3,157,927
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23		979,684	1,005,393
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23		2,277,584	2,374,377
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23		3,028,401	3,186,313
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23		2,117,714	2,201,487
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23		3,529,788	3,543,367
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24		2,756,340	2,873,993
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24		1,766,482	1,904,921
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26		701,582	734,475

See notes to financial statements
15

Global Macro Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
United States (continued)
Federal National Mortgage Association, Series 1998-16, Class H, 7.00%, 4/18/28	$1,974,913	$2,068,753
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,178,904	2,316,005
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	445,978	466,523
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	3,287,833	3,403,059
Government National Mortgage Association, Series 1996-22, Class Z, 7.00%, 10/16/26	1,826,826	1,908,462
Government National Mortgage Association, Series 1999-42, Class Z, 8.00%, 11/16/29	3,612,903	3,936,001
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	747,122	765,026
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,047,682
Total Collateralized Mortgage Obligations (identified cost, $47,351,908)		$46,375,607
Mortgage Pass-Throughs — 48.9%
Federal Home Loan Mortgage Corp.:
6.00% with maturity at 2024	$6,902,160	$7,044,489
6.175% with maturity at 2023(7)	1,497,404	1,511,249
6.50% with various maturities to 2024	8,391,278	8,681,221
7.00% with various maturities to 2031	8,705,317	9,194,894
7.31% with maturity at 2026	601,578	624,351
7.50% with various maturities to 2027	13,630,652	14,540,517
7.95% with maturity at 2022	873,232	946,654
8.00% with various maturities to 2030	2,070,615	2,219,508
8.15% with maturity at 2021	613,563	615,498
8.30% with maturity at 2021	467,497	510,790
8.47% with maturity at 2018	456,676	497,747
8.50% with various maturities to 2028	2,946,880	3,223,042
9.00% with various maturities to 2027	6,169,026	6,815,272
9.25% with various maturities to 2016	138,156	140,512
9.50% with various maturities to 2027	624,593	704,013
9.75% with various maturities to 2020	50,198	53,404
10.00% with various maturities to 2020	2,420,804	2,681,079
10.50% with maturity at 2021	976,329	1,114,565
11.00% with maturity at 2016(11)	1,526,353	1,727,315
13.25% with maturity at 2013	3,705	4,114
		$62,850,234
Federal National Mortgage Association:
5.608% with various maturities to 2033(7)	$39,094,511	$39,149,940
5.636% with maturity at 2035(7)	11,443,310	11,460,389
5.642% with maturity at 2022(7)	4,494,655	4,499,512
5.646% with various maturities to 2035(7)	81,230,424	81,326,069
5.796% with maturity at 2025(7)	3,009,708	3,023,051

Security	Principal	U.S. $ Value
United States (continued)
5.996% with maturity at 2024(7)	$2,348,329	$2,368,627
6.025% with maturity at 2023(7)	648,244	654,815
6.405% with maturity at 2032(7)	8,625,938	8,771,178
6.50% with various maturities to 2028	6,686,004	6,929,127
7.00% with various maturities to 2032	33,151,640	34,756,341
7.08% with maturity at 2028(7)	698,094	714,766
7.128% with maturity at 2025(7)	1,114,122	1,135,173
7.50% with various maturities to 2028	22,519,302	23,783,586
8.00% with various maturities to 2030	17,192,846	18,451,440
8.50% with various maturities to 2026	248,438	262,789
8.966% with maturity at 2010(8)	113,600	116,745
9.00% with various maturities to 2026	1,353,265	1,461,691
9.008% with maturity at 2028(8)	1,806,966	1,995,422
9.50% with various maturities to 2030	2,392,698	2,669,782
10.918% with maturity at 2027(8)	1,804,241	2,070,177
		$245,600,620
Government National Mortgage Association:
6.125% with maturity at 2024(7)	$1,222,779	$1,240,909
7.00% with various maturities to 2025	3,720,435	3,918,662
7.50% with various maturities to 2037	8,347,017	8,857,908
7.75% with maturity at 2019	46,655	50,217
8.00% with various maturities to 2034	33,665,068	36,487,988
8.30% with various maturities to 2020	390,459	422,370
8.50% with various maturities to 2021	1,084,480	1,182,075
9.00% with various maturities to 2025	1,096,837	1,210,242
9.50% with various maturities to 2026(9)	3,371,410	3,868,983
		$57,239,354
Total Mortgage Pass-Throughs (identified cost, $366,041,186)		$365,690,208
U.S. Treasury Obligations — 0.3%
United States Treasury Bond, $1,500,000 $1,955,625 7.875%, 2/15/21 — (identified cost, $1,806,878)		$1,955,625
Total United States (identified cost $417,136,807)		$416,190,454
Total Bonds & Notes (identified cost, $495,555,090)		$494,597,038

See notes to financial statements
16

Global Macro Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Common Stocks — 0.2%
Security	Shares	Value
China — 0.2%
Business Services — 0.0%
APP China(3)	8,155	$326,200
		$326,200
Commercial Banks — 0.2%
Industrial and Commercial Bank of China(3)	2,191,752	$1,202,188
		$1,202,188
Total China (identified cost $2,395,650)		$1,528,388
Total Common Stocks (identified cost $2,395,650)		$1,528,388
Short-Term Investments — 33.3%
Security	Interest/Principal (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(10)	247,187	$247,186,673
Investors Bank and Trust Company Time Deposit, 5.24%, 5/1/07	1,300	1,300,000
Total Short-Term Investments (at identified cost, $248,486,673)		$248,486,673
Call Options Purchased — 0.1%
Security	Contracts (000's omitted)	Value
Euro Call Option, Expires 10/02/2008, Strike Price 1.2738(2)	800	$84,335
Euro Call Option, Expires 10/10/2008, Strike Price 1.2950(2)	800	71,410
Euro Call Option, Expires 10/16/2008, Strike Price 1.2990(2)	800	69,194
Euro Call Option, Expires 10/30/2008, Strike Price 1.3155(2)	800	60,263
Euro Call Option, Expires 11/13/2008, Strike Price 1.3195(2)	800	58,506
Euro Call Option, Expires 11/26/2008, Strike Price 1.3540(2)	800	42,329
Euro Call Option, Expires 12/11/2008, Strike Price 1.3506(2)	800	44,236
Euro Call Option, Expires 1/08/2009, Strike Price 1.3270(2)	800	56,177

Security	Contracts (000's omitted)	Value
Euro Call Option, Expires 2/12/2009, Strike Price 1.3375(2)	800	$52,050
Euro Call Option, Expires 4/08/2009, Strike Price 1.3705(2)	800	39,624
South Korean Won Call Option, Expires 3/3/2009, Strike Price 932.4(2)	7,459,200	224,597
Total Call Options Purchased (identified cost, $604,207)		$802,721
Put Options Purchased — 0.0%
Security	Contracts (000's omitted)	Value
Euro Put Option, Expires 10/02/2008, Strike Price 1.2738(2)	800	$4,741
Euro Put Option, Expires 10/10/2008, Strike Price 1.2950(2)	800	7,536
Euro Put Option, Expires 10/16/2008, Strike Price 1.2990(2)	800	8,263
Euro Put Option, Expires 10/30/2008, Strike Price 1.3155(2)	800	11,495
Euro Put Option, Expires 11/13/2008, Strike Price 1.3195(2)	800	12,627
Euro Put Option, Expires 11/26/2008, Strike Price 1.3540(2)	800	21,828
Euro Put Option, Expires 12/11/2008, Strike Price 1.3506(2)	800	21,135
Euro Put Option, Expires 1/08/2009, Strike Price 1.3270(2)	800	15,587
Euro Put Option, Expires 2/12/2009, Strike Price 1.3375(2)	800	19,034
Euro Put Option, Expires 4/08/2009, Strike Price 1.3705(2)	800	30,444
South Korean Won Put Option, Expires 3/3/2009, Strike Price 932.4(2)	7,459,200	136,130
Total Put Options Purchased (identified cost, $589,607)		$288,820
Total Investments — 99.8% (identified cost $747,631,227)		$745,703,640
Other Assets, Less Liabilities — 0.2%		$1,375,980
Net Assets — 100.0%		$747,079,620

See notes to financial statements
17

Global Macro Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS CONT'D

BRL - Brazilian Real

EGP - Egyptian Pound

EUR - Euro

GHC - Ghanaian Cedi

IDR - Indonesian Rupiah

KES - Kenyan Shilling

KRW - South Korean Won

KZT - Kazakh Tenge

MUR - Mauritian Rupee

(1)  Security pays 3.8% coupon and accrues principal based on annual increases in the Chilean UF Rate, for an effective yield of 7.433%.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Non-income producing security.

(4)  Convertible bond.

(5)  Defaulted security.

(6)  Floating-Rate.

(7)  Adjustable rate securities. Rates shown are the rates at period end.

(8)  Weighted average fixed-rate coupon that charges/updates monthly.

(9)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(10)  Affiliated investment company available to Eaton Vance portfolios and funds, investing in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

(11)  Security or a portion thereof has been segregated to cover margin requirements on open credit default swaps.

See notes to financial statements
18

Global Macro Portfolio as of April 30, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $500,444,554)	$498,516,967
Affiliated investment, at value (identified cost, $247,186,673)	247,186,673
Receivable for investments sold	162,037
Interest receivable	2,859,073
Interest receivable from affiliated investment	939,536
Receivable for daily variation margin on open financial futures contracts	369,598
Receivable for open forward foreign currency contracts	3,258,311
Receivable for open swap contracts	1,304,964
Total assets	$754,597,159
Liabilities
Payable for investments purchased	$2,353,795
Payable for open swap contracts	4,300,091
Payable for open forward foreign currency contracts	497,110
Payable to affiliate for investment advisory fees	166,220
Payable to affiliate for administration fees	89,727
Payable to affiliate for Trustees' fees	1,854
Accrued expenses	108,742
Total liabilities	$7,517,539
Net Assets applicable to investors' interest in Portfolio	$747,079,620
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$749,265,138
Net unrealized depreciation (computed on the basis of identified cost)	(2,185,518)
Total	$747,079,620

Statement of Operations

For the Year Ended
April 30, 2007

Investment Income
Interest (net of foreign taxes, $52,032)	$13,876,098
Interest income allocated from affiliated investment	3,702,993
Expenses allocated from affiliated investment	(355,122)
Total investment income	$17,223,969
Expenses
Investment adviser fee	$1,081,017
Administration fee	469,764
Trustees' fees and expenses	11,026
Custodian fee	89,819
Legal and accounting services	59,123
Miscellaneous	3,270
Total expenses	$1,714,019
Deduct — Reduction of custodian fee	$63
Total expense reductions	$63
Net expenses	$1,713,956
Net investment income	$15,510,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,159,219
Financial futures contracts	(2,046,953)
Swap contracts	(179,636)
Foreign currency and forward foreign currency exchange contract transactions	10,347,582
Net realized gain	$10,280,212
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,793,240
Financial futures contracts	(1,129,502)
Swap contracts	(961,511)
Foreign currency and forward foreign currency exchange contracts	2,226,590
Net change in unrealized appreciation (depreciation)	$2,928,817
Net realized and unrealized gain	$13,209,029
Net increase in net assets from operations	$28,719,042

See notes to financial statements
19

Global Macro Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007	Year Ended October 31, 2006
From operations — Net investment income	$15,510,013	$21,969,155
Net realized gain from investments, financial futures contracts, swaps contracts, foreign currency, and forward foreign currency exchange contract transactions	10,280,212	9,633,573
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swaps contracts, foreign currency, and forward foreign currency exchange contracts	2,928,817	3,996,602
Net increase in net assets from operations	$28,719,042	$35,599,330
Capital transactions — Contributions	$258,646,040	$547,451,590
Withdrawals	(103,511,300)	(430,504,785)
Net increase in net assets from capital transactions	$155,134,740	$116,946,805
Net increase in net assets	$183,853,782	$152,546,135
Net Assets
At beginning of year	$563,225,838	$410,679,703
At end of year	$747,079,620	$563,225,838

See notes to financial statements
20

Global Macro Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2007		2006	2005	2004	2003	2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.66	%(2)	0.66%	0.66%	0.68%	0.71%	0.77%
Expenses after custodian fee reduction	0.66	%(2)	0.66%	0.66%	0.68%	0.71%	0.77%
Net investment income	4.94	%(2)	4.49%	3.23%	3.10%	3.36%	5.88%
Portfolio Turnover	27%		41%	59%	55%	71%	63%
Total Return(3)	4.52%		7.60%	6.48%	6.97%	12.97%	5.25%
Net assets, end of period (000's omitted)	$747,080		$563,226	$410,680	$323,944	$277,081	$190,453

(1)  The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%.

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements
21

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) (formerly Strategic Income Portfolio) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end investment company. The Portfolio was organized as a trust under the laws of the State of New York in 1992. The Portfolio's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2007, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 86.1% and 13.9% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Most seasoned fixed rate 30 years mortgage-backed securities ("MBS") are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Debt securities, including those issued by foreign entities, certain MBS, and collateralized mortgage obligations, will normally be valued on the basis of market valuations furnished by pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Financial futures contracts and options thereon listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities (of U.S. issuers) purchased with a remaining maturing of sixty days or less are valued at amortized cost which approximates value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other short-term instruments, including those issued by foreign entities, are valued by a pricing service, if available, or other market quotations. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Sovereign credit default swaps are valued by a pricing service. Foreign interest rate swaps and over-the-counter currency options are valued using inputs from a third party into a valuation model developed by the investment adviser. Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. When valuing foreign investments that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable or other instruments that have strong correlation to the fair-valued securities. Investments for which market quotations are unavailable and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

22

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

E  When-Issued and Delayed Delivery Transactions — The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Written Options — The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

H  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

J  Reverse Repurchase Agreements — The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter

23

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

K  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

L  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on the benchmark interest rate in exchange for payments at a fixed interest rate or the Portfolio makes fixed rate payments in exchange for payments on floating benchmark interest rate. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

M  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

O  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

P  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

24

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Q  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets (0.275% annually up to $500 million of average net assets) plus a percentage of gross income (i.e. income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets and gross income exceed certain levels. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended April 30, 2007, the Portfolio's advisory fee totaled $1,429,877 of which $348,860 was allocated from Cash Management and $1,081,017 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2007, the Portfolios advisory fee, including the portion allocated from Cash Management, was 0.46% (annualized) of the Portfolio's average daily net assets. An administration fee, computed at an effective annual rate of 0.15% (annualized) of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $469,764 for the six months ended April 30, 2007.

Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

4  Investment Transactions

The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 2007, the Portfolio had invested approximately 8.83% of its net assets or approximately $65,988,160 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the six months ended April 30, 2007 were as follows:

Purchases
Investments (non-U.S. Government)	$101,541,852
U.S. Government Securities	131,999,226
$233,541,078
Sales
Investments (non-U.S. Government)	$82,422,853
U.S. Government Securities	34,284,304
$116,707,157

25

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of April 30, 2007, the Portfolio had sufficient cash and/or securities to cover potential commitments under these contracts.

A summary of obligations under these financial instruments at April 30, 2007 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date(s)	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
5/03/07	Brazilian Real	United States Dollar
	40,096,900	19,723,699	$(4,174)
5/10/07	Canadian Dollar 12,300,000	United States Dollar 11,031,390	(101,304)
5/14/07	Canadian Dollar 12,360,000	United States Dollar 11,083,810	(104,522)
5/01/07	New Zealand Dollar 13,323,002	United States Dollar 9,926,169	27,845
5/03/07	New Zealand Dollar 13,323,002	United States Dollar 9,890,997	(6,626)
			$(188,781)

Purchases
Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
5/03/07	Brazilian Real	United States Dollar
	40,096,900	19,404,814	$323,061
6/04/07	Brazilian Real 40,096,900	United States Dollar 19,632,831	(4,429)
5/29/07	Botswana Pula 6,740,000	United States Dollar 1,099,968	(7,195)
5/25/07	Colombian Peso 7,300,000,000	United States Dollar 3,451,536	15,255
5/16/07	Euro 3,938,463	Hungarian Forint 970,000,000	34,791
5/14/07	Indonesian Rupiah 49,000,000,000	United States Dollar 5,395,287	(10,349)
5/07/07	Indian Rupee 362,750,000	United States Dollar 8,457,682	341,990
5/14/07	Indian Rupee 362,750,000	United States Dollar 8,449,408	337,907
5/21/07	Indian Rupee 362,750,000	United States Dollar 8,564,514	210,479
5/29/07	Indian Rupee 732,750,000	United States Dollar 17,686,548	10,456
5/16/07	Icelandic Kroner 812,296,000	Euro 9,075,426	237,850
6/20/07	Icelandic Kroner 1,097,754,000	Euro 12,215,590	224,034
7/05/07	Kenyan Shilling 34,900,000	United States Dollar 507,356	5,491
9/17/07	Kenyan Shilling 26,100,000	United States Dollar 371,266	12,246
8/03/07	Kazakh Tenge 163,000,000	United States Dollar 1,376,689	(18,767)
5/07/07	Mexican Peso 55,000,000	United States Dollar 4,998,637	34,064
5/14/07	Mexican Peso 86,070,000	United States Dollar 7,812,684	60,167
5/23/07	Mexican Peso 62,200,000	United States Dollar 5,642,286	44,506
5/07/07	Malaysian Ringgit 43,500,000	United States Dollar 12,619,303	94,883
5/14/07	Malaysian Ringgit 43,750,000	United States Dollar 12,702,514	88,831
5/21/07	Malaysian Ringgit 43,750,000	United States Dollar 12,801,756	(6,318)
5/25/07	Malaysian Ringgit 43,500,000	United States Dollar 12,744,265	(19,618)
5/01/07	New Zealand Dollar 13,323,002	United States Dollar 9,892,862	5,462
5/04/07	Phillippines Peso 370,750,000	United States Dollar 7,703,896	83,374
5/11/07	Phillippines Peso 370,750,000	United States Dollar 7,733,464	54,093

26

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Settlement Date(s)	In exchange for	Deliver	Net Unrealized Appreciation (Depreciation)
5/18/07	Phillippines Peso	United States Dollar
	370,750,000	7,800,829	$(12,986)
5/25/07	Phillippines Peso 370,750,000	United States Dollar 7,822,720	(34,591)
5/16/07	Polish Zloty 84,312,500	Euro 22,087,608	238,895
6/18/07	Polish Zloty 38,632,500	Euro 10,061,857	185,346
5/21/07	Romanian Leu 22,566,250	Euro 6,752,925	36,257
6/20/07	Romanian Leu 58,218,250	Euro 17,039,200	544,940
5/10/07	Serbian Dinar 291,750,000	Euro 3,645,462	(56,387)
5/14/07	Serbian Dinar 914,750,000	Euro 11,293,210	(448)
5/07/07	Singapore Dollar 16,400,000	United States Dollar 10,858,985	(64,274)
5/14/07	Turkish Lira 14,806,868	United States Dollar 10,836,562	(45,122)
10/04/07	Ugandan Shilling 668,500,000	United States Dollar 377,279	2,424
10/15/07	Ugandan Shilling 1,096,000,000	United States Dollar 617,813	3,664
			$2,949,982

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/07	80 Nikkei 225	Long	$6,710,340	$6,926,000	$215,660
06/07	1,173 U.S. 10 Year Note	Long	126,679,822	127,068,897	389,075
06/07	60 Japan 10 Year Bond	Short	(69,180,855)	(69,261,400)	(80,545)
06/07	165 FTSE/ JSE Top 40 Index	Short	(5,178,137)	(5,699,490)	(521,353)
					$2,837

Descriptions of the underlying instruments to Futures Contracts: US Treasury Note: United States Treasury bond having a maturity 6 1/2 years or more but less than 10 years. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Interest Rate Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
36,000,000	MYR	3/27/2012	Agreement with Barclays Capital Bank PLC dated 6/8/2006 whereby the Fund makes payments quarterly at the floating rate reset on the first day of each quarter equal to the Kuala Lumpur Interbank Offered Rate (KLIBOR) on the notional amount. In exchange, the Fund receives payments quarterly at a fixed rate equal to 3.85% on the same notional amount.	$53,517
21,067,410	BRL	1/02/2012	Agreement with JP Morgan Chase Bank dated 12/13/2006 whereby the Fund will accrue interest payable at a floating rate that resets daily equal to the Brazilian Interbank Deposit rate on the notional amount. In exchange, the Fund will accrue interest receivable at a fixed rate of 12.73% on the same notional amount, which accretes to 38,500,000 BRL at maturity date. On maturity date, the Fund will make or receive a payment equal to the net of the accrued interest payable or receivable.	$1,004,262
1,042,500,000	INR	3/31/2008	Agreement with Merrill Lynch dated 3/30/2007 whereby the Fund will accrue interest payable at the floating rate resetting and compounding daily equal to the Indian Overnight Mumbai Interbank Offered Rate (MIBOR) on the notional amount. In exchange, the Fund will accrue interest receivable at a fixed rate of 7.8% on the same notional amount. On 3/31/2008, the Fund will make or receive a payment equal to the net of the accrued interest payable or receivable.	$(426,079)
241,500,000	INR	3/30/2012	Agreement with Merrill Lynch dated 3/30/2007 whereby the Fund will accrue interest receivable at the floating rate equal to the Mumbai Interbank Offered Rate (MIBOR) resetting and compounding daily on the notional amount. In exchange, the Fund will accrue interest payable at a fixed rate of 7.85% on the same notional amount. On a semi-annual basis, the Fund will make or receive a payment equal to the net of the accrued interest payable or receivable.	$199,061
				$830,761

27

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Credit Default Swaps
Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
4,000,000	USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(202,031)

10,000,000	USD	4/20/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	(584,745)

5,000,000	USD	6/20/2011	Agreement with JP Morgan Chase Bank dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Philippines, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to JP Morgan Chase Bank.	(172,012)

5,000,000	USD	9/20/2011	Agreement with JP Morgan Chase Bank dated 7/21/2006 to pay 2.09% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of Indonesia, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to JP Morgan Chase Bank	(215,077)

5,000,000	USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(530,011)

3,000,000	USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	(130,331)

50,000,000	USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(635,125)

30,000,000	USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	(178,895)

28

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
6,000,000	USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	$(16,811)

20,000,000	USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a credit event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	(109,693)

5,000,000	USD	6/20/2011	Agreement with Credit Suisse First Boston dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Philippines, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Credit Suisse First Boston.	(172,012)

5,000,000	USD	7/20/2011	Agreement with Credit Suisse First Boston dated 7/18/2006 to pay 2.87% per year times the notional amount. In exchange for that periodic payment, upon credit event Turkey, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey Credit Suisse First Boston.	(258,978)

18,200,000	USD	12/20/2016	Agreement with Credit Suisse First Boston dated 10/19/2006 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Italy, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Italy to Credit Suisse First Boston.	(94,497)

5,000,000	USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 4/26/2006 to pay 1.88% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Philippines, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of the Philippines to Citigroup Global Markets, Inc.	(172,012)

10,000,000	USD	6/20/2011	Agreement with Citigroup Global Markets, Inc. dated 5/16/2006 to pay 1.73% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of the Indonesia, Citigroup Global Markets, Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Indonesia to Citigroup Global Markets, Inc.	(292,230)

7,000,000	USD	5/20/2011	Agreement with HSBC Bank USA dated 5/5/2006 to pay 1.30% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of Serbia, HSBC Bank USA agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Serbia to HSBC Bank USA.	(63,135)

29

Global Macro Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
15,000,000	USD	12/20/2016	Agreement with Lehman Brothers Inc., dated 12/01/2006 to pay 2.36% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of Venezuela, Lehman Brothers Inc., agrees to pay the Portfolio the notional amount of the swap. To receive the payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Venezuela to Lehman Brothers Bank.	$(46,417)

7,500,000	USD	12/20/2016	Agreement with Lehman Brothers Inc., dated 12/11/2006 to pay 2.22% per year times the notional amount. In exchange for that periodic payment, upon a credit event in the Republic of Venezuela, Lehman Brothers Inc., agrees to pay the Portfolio the notional amount of the swap. To receive the payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Republic of Venezuela to Lehman Brothers Bank.	48,124

				$(3,825,888)

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$750,789,841
Gross unrealized appreciation	$3,834,519
Gross unrealized depreciation	(8,920,720)
Net unrealized depreciation	$(5,086,201)

The net unrealized depreciation on foreign currency, swaps, forwards and futures contracts at April 30, 2007 on a federal income tax basis was $257,931.

7  Name Change

Effective March 1, 2007, the Board of Trustees approved a change in the name of the Portfolio to Global Macro Portfolio.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

30

Global Macro Portfolio as of April 30, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Global Macro Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Global Macro Portfolio (the "Portfolio"), (formerly Strategic Income Portfolio), at April 30, 2007, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 18, 2007

31

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

32

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund's investment advisory agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund and to the Underlying Funds by the Adviser and BMR.

The Board considered the Adviser's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Underlying Funds and by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Underlying Funds and the Fund. The Board noted the Adviser's and BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. In approving the Advisory Agreement, the Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing an underlying portfolio's investments, which would affect any other fund investing in that portfolio; hedge some of the general market risks of an underlying portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of an underlying portfolio while retaining others (e.g., hedging the U.S. government exposure of an underlying portfolio while retaining its exposure to high-grade corporate bonds). The Board further noted that the Adviser would be responsible for periodic rebalancing of assets among the Underlying Funds and, potentially, for investing in other securities, but would not receive a separate fee for the rebalancing.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

33

Eaton Vance Strategic Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, to be payable by the Fund, directly or indirectly through the Underlying Funds (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio under the new Agreement. The Board noted that there is no separate advisory fee for assets invested in the Underlying Funds and that for assets the Fund invests in directly, the advisory fee would approximate the total fees to be paid on the expected allocation among the Underlying Fund(s).

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and BMR, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Underlying Funds. The Board noted that for assets invested in Underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund can be expected to share such benefits equitably.

34

Eaton Vance Strategic Income Fund

INVESTMENT MANAGEMENT

Eaton Vance Strategic Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnson
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Global Macro Portfolio

Officers Mark S. Venezia President Susan Schiff Vice President Dan A. Maalouly Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

35

This Page Intentionally Left Blank

Investment Adviser of Strategic Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Strategic Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP

125 High Street
Boston, MA 02110

Eaton Vance Strategic Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

028-6/07  SISRC

Semiannual Report April 30, 2007

EATON VANCE
TAX-MANAGED
DIVIDEND
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

INVESTMENT UPDATE

Aamer Khan, CFA

Co-Portfolio Manager

Thomas H. Luster, CFA

Co-Portfolio Manager

Michael R. Mach, CFA

Co-Portfolio Manager

Judith A. Saryan, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•       For the six months ended April 30, 2007, the Fund’s Class A shares had a total return of 11.25%. This return was the result of an increase in net asset value (NAV) per share to $14.51 on April 30, 2007, from $13.40 on October 31, 2006, and the reinvestment of $0.374 per share in dividend income.(1)

•       The Fund’s Class B shares had a total return of 10.82% during the same period, the result of an increase in NAV per share to $14.48 from $13.37, and the reinvestment of $0.318 per share in dividend income.(1)

•       The Fund’s Class C shares had a total return of 10.82% during the same period, the result of an increase in NAV per share to $14.48 from $13.37, and the reinvestment of $0.318 per share in dividend income.(1)

•       For comparison, the Fund’s benchmark, the Russell 1000 Value Index (the “Index”) – a broad-based, unmanaged market index of 1000 U.S. value stocks – had a total return of 9.79% during the same period. The Fund’s peer group, the Lipper Equity Income Funds Classification, had an average return at NAV of 9.49% for the same period.(2)

See pages 3 and 4 for more performance information, including after-tax returns.

Management Discussion

•       During the six months ended April 30, 2007, U.S. stock markets generally performed well, as investors continued to feel cautiously optimistic about the economy, inflation, interest rates, and corporate profits. The period saw an increase in volatility, however, with significant declines in both U.S. and international equity markets from late February through mid March 2007. However, markets recovered late in the period as lower first-quarter GDP growth in the U.S. was offset by strong consumer spending and better-than-expected corporate profit reports. Value stocks continued to attract investors during the period, with mid- and large-cap value stocks generally outperforming their growth stock counterparts.

•       Based on the Fund’s objective of achieving after-tax total return, consisting primarily of tax-favored dividend income and capital appreciation, during the six months ended April 30, 2007, the Fund was primarily invested in securities that generated a relatively high level of qualified dividend income (QDI). At the end of the period, the Fund had approximately 91% of total investments invested in common stocks, approximately 8% of total investments invested in preferred stocks and 1% of total investments in cash equivalents. Within the common stock portfolio, the Fund had a significant exposure to the higher-yielding financial, utility and energy sectors.(3)

•       During the six-month period, the Fund outperformed both its benchmark Index, as well as the average return of the Lipper Equity Income Funds Classification.(2) Stock selection was a key driver of the Fund’s performance, although sector allocation decisions were also beneficial. The strongest performance came from the financials sector, where banking stocks, including holdings in Europe, made solid contributions. Relative to the Index, the Fund was overweighted in this outperforming sector, which also bolstered relative returns. Materials stocks, in which the Fund was overweighted, also performed well — especially in the metals and mining industry. The Fund’s consumer staples holdings outperformed similar stocks in the Index, especially in the tobacco, household products, and food products industries.(2) Finally, consumer discretionary stocks in the household durables and hotel, restaurants, and leisure industries also made a positive contribution to the Fund’s returns during the period.(3)

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)       Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•       Limiting the Fund’s returns relative to the Index were holdings in the energy, industrials, health care, and telecommunications sectors.(1) Also, the Fund held stocks not held in the Index that underperformed and detracted from returns during the period. In the industrials sector, the Fund did not hold stocks in the strong-performing machinery and road and rail industries, so this allocation limited its performance relative to the Index. In health care, the Fund’s pharmaceuticals holdings underperformed and were the primary detractors within that sector.(2)

•       During the six months ended April 30, 2007, a portion of Fund assets was invested in non-U.S. common and preferred stocks. These investments provided the Fund with international diversification and dividend yields often more attractive than the yields available on stocks issued by similar domestic corporations. As of April 30, 2007, approximately 31% of the Fund’s total investments was invested in non-U.S. dollar denominated common stocks. In addition, approximately 5% of the Fund’s total investments was invested in “Yankee” preferreds. Yankee preferreds are preferred stocks of non-U.S. issuers that are denominated in U.S. dollars.

•       In March 2007, the Fund increased its monthly dividend from $0.0605 to $0.066 per share for Class A shares. The Fund expects that all of the dividends paid by the Fund during the period will be qualified dividends subject to federal income tax at long-term capital gain rates (up to 15%, as long as certain holding periods and other requirements have been met by receiving Fund shareholders).

•       The increases in the Fund’s monthly dividend reflected both the effective implementation of the Fund’s dividend capture strategy and the significant number of dividend increases announced by companies represented in the Fund’s common stock portfolio.

•       The Fund’s dividend capture strategy is a trading strategy designed to enhance the level of qualified dividend income earned by the Fund. By implementing dividend capture trading, the Fund has been able to collect a greater number of dividend payments than it would have collected by simply adhering to a buy-and-hold strategy. (There can be no assurance that the continued use of dividend capture trading will be successful in the future.)

•       In closing, we would like to thank you for your continued confidence and participation in the Fund.

(1)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(2)       Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	11.25%	10.82%	10.82%
One Year	18.08	17.20	17.21
Life of Fund†	15.24	14.39	14.39

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	4.83%	5.82%	9.82%
One Year	11.31	12.20	16.21
Life of Fund†	13.51	13.87	14.39

†       Inception Dates – Class A: 5/30/03; Class B: 5/30/03; Class C: 5/30/03

(1)    Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Performance(2)	Class A	Class B	Class C

Expense Ratio	1.19%	1.94%	1.94%

(2)       From the Fund’s prospectus dated 3/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Top Ten Holdings(3)

By net assets

Societe Generale	3.0%
AT&T, Inc.	2.7
BNP Paribas S.A.	2.6
Citigroup, Inc.	2.6
Wachovia Corp.	2.5
ChevronTexaco Corp.	2.4
Altria Group, Inc.	2.3
Southern Copper Corp.	2.3
Allianz SE	2.2
Exxon Mobil Corp.	2.2

(3)       Top Ten Holdings represented 24.8% of Fund net assets as of 4/30/07. Holdings are subject to change due to active management.

Industry Sectors(4)

By net assets

(4)       As a percentage of the Fund’s net assets as of 4/30/07. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Life of Fund
Return Before Taxes	18.08%	15.24%
Return After Taxes on Distributions	17.10	14.43
Return After Taxes on Distributions and Sale of Fund Shares	12.84	13.12

Returns at Public Offering Price (pOp) (Class a)

	One Year	Life of Fund
Return Before Taxes	11.31%	13.51%
Return After Taxes on Distributions	10.39	12.72
Return After Taxes on Distributions and Sale of Fund Shares	8.38	11.59

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Life of Fund
Return Before Taxes	17.21%	14.39%
Return After Taxes on Distributions	16.37	13.71
Return After Taxes on Distributions and Sale of Fund Shares	12.12	12.40

Returns at Public Offering Price (pOp) (Class C)

	One Year	Life of Fund
Return Before Taxes	16.21%	14.39%
Return After Taxes on Distributions	15.37	13.71
Return After Taxes on Distributions and Sale of Fund Shares	11.47	12.40

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Life of Fund
Return Before Taxes	17.20%	14.39%
Return After Taxes on Distributions	16.37	13.71
Return After Taxes on Distributions and Sale of Fund Shares	12.12	12.40

Returns at Public Offering Price (POP) (Class B)

	One Year	Life of Fund
Return Before Taxes	12.20%	13.87%
Return After Taxes on Distributions	11.37	13.18
Return After Taxes on Distributions and Sale of Fund Shares	8.87	11.94

Class A, Class B and Class C commenced investment operations on 5/30/03. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Dividend Income Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,112.50	$5.97
Class B	$1,000.00	$1,108.20	$9.88
Class C	$1,000.00	$1,108.20	$9.88
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.71
Class B	$1,000.00	$1,015.40	$9.44
Class C	$1,000.00	$1,015.40	$9.44

* Expenses are equal to the Fund's annualized expense ratio of 1.14% for Class A shares, 1.89% for Class B shares, and 1.89% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006.

5

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.7%
Security	Shares	Value
Capital Markets — 4.4%
Deutsche Bank AG(1)	200,000	$30,680,465
Goldman Sachs Group, Inc. (The)	100,000	21,861,000
UBS AG(1)	400,000	25,960,000
		$78,501,465
Chemicals — 1.7%
BASF AG(1)	250,000	$29,830,023
		$29,830,023
Commercial Banks — 13.1%
BNP Paribas SA(1)	400,000	$46,407,678
Societe Generale(1)	250,000	52,984,915
Svenska Handelsbanken AB, Class A(1)	1,250,000	38,060,990
U.S. Bancorp	1,000,000	34,350,000
Wachovia Corp.	800,000	44,432,000
Wells Fargo & Co.	500,000	17,945,000
		$234,180,583
Communications Equipment — 1.4%
Nokia Oyj ADR(2)	1,000,000	$25,250,000
		$25,250,000
Computer Peripherals — 1.1%
International Business Machines Corp.	200,000	$20,442,000
		$20,442,000
Diversified Financial Services — 3.9%
Citigroup, Inc.	850,000	$45,577,000
JPMorgan Chase & Co.	450,000	23,445,000
		$69,022,000
Diversified Telecommunication Services — 7.2%
AT&T, Inc.	1,250,000	$48,400,000
Citizens Communications Co.	1,350,000	21,019,500
TeliaSonera AB(1)	3,500,000	28,291,564
Verizon Communications, Inc.	800,000	30,544,000
		$128,255,064

Security	Shares	Value
Electric Utilities — 8.1%
CEZ AS(1)	225,000	$10,894,340
E. ON AG(1)	100,000	14,959,176
Edison International	550,000	28,792,500
Enel SPA(1)	1,200,000	13,638,364
FirstEnergy Corp.	500,000	34,220,000
Fortum Oyj(1)	1,000,000	30,963,467
Iberdrola S.A.(1)	222,000	10,996,117
		$144,463,964
Electrical Equipment — 0.8%
Emerson Electric Co.	300,000	$14,097,000
		$14,097,000
Energy Equipment & Services — 0.6%
GlobalSantaFe Corp.(1)	175,000	$11,187,750
		$11,187,750
Food Products — 3.4%
Dean Foods Co.	325,000	$11,839,750
Kraft Foods, Inc., Class A	311,410	10,422,893
Nestle SA(1)	100,000	39,621,287
		$61,883,930
Hotels, Restaurants & Leisure — 1.3%
McDonald's Corp.	500,000	$24,140,000
		$24,140,000
Household Durables — 0.8%
Stanley Works (The)	250,000	$14,570,000
		$14,570,000
Household Products — 2.2%
Kimberly-Clark Corp.	400,000	$28,468,000
Kimberly-Clark de Mexico S.A. de C.V.(1)	2,500,000	11,211,532
		$39,679,532
Independent Power Producers & Energy Traders — 1.3%
TXU Corp.	350,000	$22,953,000
		$22,953,000

See notes to financial statements
6

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Industrial Conglomerates — 1.4%
General Electric Co.	700,000	$25,802,000
		$25,802,000
Insurance — 4.6%
Allianz SE(1)	175,000	$39,813,169
Lincoln National Corp.	250,000	17,787,500
St. Paul Travelers Cos., Inc.	450,000	24,345,000
		$81,945,669
Metals & Mining — 3.9%
Freeport-McMoRan Copper & Gold, Inc.	250,000	$16,790,000
Nucor Corp.	200,000	12,692,000
Southern Copper Corp.	500,000	40,150,000
		$69,632,000
Multiline Retail — 1.3%
J.C. Penney Company, Inc.	300,000	$23,727,000
		$23,727,000
Multi-Utilities — 2.2%
RWE AG(1)	250,000	$26,352,706
Veolia Environnement(1)	150,000	12,380,769
		$38,733,475
Oil, Gas & Consumable Fuels — 11.8%
Cairn Energy PLC(1)(2)	284,375	$9,554,392
Cairn Energy PLC, Class B(1)(3)	350,000	—
ChevronTexaco Corp.	550,000	42,784,500
ENI SpA ADR	400,000	26,496,000
Exxon Mobil Corp.	500,000	39,690,000
Marathon Oil Corp.	300,000	30,465,000
Statoil ASA(1)	1,000,000	27,997,564
Statoil ASA ADR	450,000	12,631,500
Total SA ADR	300,000	22,107,000
		$211,725,956
Pharmaceuticals — 5.6%
Altana AG(1)	87,544	$6,509,623
GlaxoSmithKline PLC ADR	350,000	20,223,000
Johnson & Johnson	400,000	25,688,000
Novartis AG ADR	350,000	20,331,500

Security	Shares	Value
Pharmaceuticals (continued)
Wyeth	500,000	$27,750,000
		$100,502,123
Real Estate Investment Trusts (REITs) — 2.1%
Boston Properties, Inc.	50,000	$5,878,000
Equity Residential	200,000	9,286,000
Host Hotels & Resorts, Inc.	400,000	10,256,000
Simon Property Group, Inc.	100,000	11,528,000
		$36,948,000
Road & Rail — 1.1%
Canadian National Railway Co.(1)	400,000	$20,096,000
		$20,096,000
Specialty Retail — 0.9%
Kingfisher PLC(1)	3,000,000	$16,245,696
		$16,245,696
Textiles, Apparel & Luxury Goods — 1.2%
VF Corp.	250,000	$21,952,500
		$21,952,500
Tobacco — 2.3%
Altria Group, Inc.	600,000	$41,352,000
		$41,352,000
Total Common Stocks (identified cost $1,312,791,557)		$1,607,118,730
Preferred Stocks — 8.3%
Security	Shares	Value
Auto Components — 0.3%
Porsche International Finance PLC, 7.20%(1)(3)	55,000	$5,783,525
		$5,783,525
Banks and Money Services — 0.3%
IXE Banco SA(1)(4)	50,000	$5,237,640
		$5,237,640

See notes to financial statements
7

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Capital Markets — 0.3%
UBS Preferred Funding Trust I, 8.622%(3)	43,700	$4,889,261
		$4,889,261
Commercial Banks — 2.8%
Abbey National Capital Trust I, 8.963%(3)(5)	47,500	$6,450,087
Auction Pass-Through Trust 2006-5B - USB H, 0.000%(4)(5)	40	1,307,250
Auction Pass-Through Trust 2006-6B - USB H, 0.000%(4)(5)	40	1,307,250
DB Capital Funding VIII, 6.375%	150,000	3,840,000
First Republic Bank, 6.25%	95,000	2,412,050
First Republic Bank, 6.70%	162,000	4,131,000
HSBC Capital Funding LP, 9.547%(1)(3)(4)(5)	40,000	4,618,992
HSBC Capital Funding LP., 10.176%(1)(3)(4)(5)	32,500	4,868,812
Royal Bank of Scotland Group PLC, 5.75%(1)	246,000	5,908,920
Royal Bank of Scotland Group PLC, 9.118%(1)(3)	50,000	5,598,480
Standard Chartered PLC, 6.409%(1)(4)(5)	100,000	10,170,750
		$50,613,591
Diversified Financial Services — 0.8%
Bank of America Corp., Series D, 6.204%	200,000	$5,250,000
ING Groep NV, 6.125%(1)	242,000	6,086,300
Structured Auction Rate Securities/Stock Custodial-Receipts Merrill H, 6.00%(4)(5)	2,100	2,225,250
		$13,561,550
Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(4)	13,250	$1,157,305
		$1,157,305
Insurance — 2.0%
Aegon NV, 6.375%(1)	46,000	$1,194,620
Aegon NV, 6.50%(1)	159,000	4,070,400
Arch Capital Group, Ltd., 7.875%(1)	26,500	699,335
Arch Capital Group, Ltd., 8.00%(1)	185,500	4,943,575
Endurance Specialty Holdings, Ltd., 7.75%(1)	231,550	6,156,914
ING Capital Funding Trust III, 8.439%(3)(5)	37,500	4,243,778
MetLife, Inc., 6.50%	216,000	5,685,120
PartnerRe, Ltd., 6.50%(1)	137,000	3,481,170
PartnerRe, Ltd., 6.75%(1)	139,700	3,552,571
RenaissanceRe Holdings, Ltd., 6.08%(1)	107,000	2,536,970
		$36,564,453
Investment Services — 0.7%
Fixed Income Pass-Through Trust 2007-A, Class B, 21.23%(4)(5)	300,000	$8,374,470
Ram Holdings, Ltd., 7.50%(1)(4)(5)	5,000	5,108,125
		$13,482,595

Security	Shares	Value
Real Estate — 0.2%
Duke Realty Corp., 6.95%	120,000	$3,076,800
		$3,076,800
Real Estate Investment Trusts (REITs) — 0.8%
AMB Property Corp., 6.75%	79,900	$2,017,475
BRE Properties, Series D, 6.75%	40,000	1,000,000
Health Care Property, 7.10%	150,000	3,786,000
Prologis Trust, 6.75%	65,000	1,644,500
PS Business Parks, Inc., 6.70%	50,000	1,236,000
PS Business Parks, Inc., 7.95%	110,000	2,915,000
Vornado Realty Trust, 6.75%	75,000	1,884,750
		$14,483,725
Total Preferred Stocks (identified cost $144,914,135)		$148,850,445
Short-Term Investments — 1.0%
Description	Shares/Face Amount (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(6)	$17,884	$17,883,827
Total Short-Term Investments (identified cost, $17,883,827)		$17,883,827
Total Investments — 99.0% (identified cost $1,475,589,519)		$1,773,853,002
Other Assets, Less Liabilities — 1.0%		$18,176,976
Net Assets — 100.0%		$1,792,029,978

ADR - American Depository Receipt

(1)  Foreign security.

(2)  Non-income producing security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $44,375,844 or 2.5% of the net assets.

(5)  Variable rate security. The stated interest rate represents the rate in effect at April 30, 2007.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high-quality, U.S. dollar denominated money market intruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements
8

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	64.3%	$1,139,198,316
Germany	8.4	148,145,162
France	6.3	111,773,361
Sweden	3.7	66,352,554
Switzerland	3.7	65,581,287
United Kingdom	3.2	56,966,042
Finland	1.8	30,963,467
Norway	1.6	27,997,564
Bermuda	1.5	26,478,661
Canada	1.1	20,096,000
Mexico	0.9	16,449,172
Italy	0.8	13,638,364
Netherlands	0.6	11,351,320
Cayman Islands	0.6	11,187,750
Spain	0.6	10,996,117
Czech Republic	0.6	10,894,340
Ireland	0.3	5,783,525
Total	100.0%	$1,773,853,002

See notes to financial statements
9

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated Investments, at value (identified cost, $1,457,705,692)	$1,755,969,175
Affiliated Investment, at value (identified cost $17,883,827)	17,883,827
Cash	187,713
Receivable for investments sold	7,721,142
Receivable for Fund shares sold	14,404,332
Dividends receivable	11,761,644
Interest receivable from affiliated investment	106,520
Miscellaneous receivable	59,763
Tax reclaim receivable	939,482
Total assets	$1,809,033,598
Liabilities
Payable for investments purchased	$10,555,895
Payable for Fund shares redeemed	4,260,425
Payable to affiliate for investment advisory fees	872,335
Payable to affiliate for distribution and service fees	856,074
Payable to affiliate for administration fees	212,901
Payable to affiliate for Trustees' fees	2,130
Accrued expenses	243,860
Total liabilities	$17,003,620
Net Assets	$1,792,029,978
Sources of Net Assets
Paid-in capital	$1,521,110,399
Accumulated net realized loss (computed on the basis of identified cost)	(53,837,520)
Accumulated undistributed net investment income	26,358,067
Net unrealized appreciation (computed on the basis of identified cost)	298,399,032
Total	$1,792,029,978
Class A Shares
Net Assets	$950,346,816
Shares Outstanding	65,493,514
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.51
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.51)	$15.40
Class B Shares
Net Assets	$174,246,220
Shares Outstanding	12,032,047
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.48
Class C Shares
Net Assets	$667,436,942
Shares Outstanding	46,078,205
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.48
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends (net of foreign taxes, $2,284,649)	$67,899,827
Interest	44,493
Interest income allocated from affiliated investment	758,447
Expenses allocated from affiliated investment	(72,833)
Total investment income	$68,629,934
Expenses
Investment adviser fee	$4,619,765
Administration fee	1,126,209
Trustees' fees and expenses	13,828
Distribution and service fees Class A	979,074
Class B	777,831
Class C	2,813,935
Transfer and dividend disbursing agent fees	382,842
Custodian fee	230,222
Registration fees	83,761
Legal and accounting services	70,178
Printing and postage	61,297
Miscellaneous	31,211
Total expenses	$11,190,153
Deduct — Reduction of custodian fee	$8,372
Total expense reductions	$8,372
Net expenses	$11,181,781
Net investment income	$57,448,153
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(14,791,159)
Foreign currency transactions	(90,727)
Net realized loss	$(14,881,886)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$122,849,229
Foreign currency	120,277
Net change in unrealized appreciation (depreciation)	$122,969,506
Net realized and unrealized gain	$108,087,620
Net increase in net assets from operations	$165,535,773

See notes to financial statements
10

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)	Year Ended April 30, 2006
From operations — Net investment income	$57,448,153	$17,674,162	$47,422,646
Net realized loss from investment transactions and foreign currency	(14,881,886)	(32,159,711)	(6,295,359)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	122,969,506	85,149,432	60,991,865
Net increase in net assets from operations	$165,535,773	$70,663,883	$102,119,152
Distributions to shareholders — From net investment income Class A	$(21,551,778)	$(14,892,374)	$(16,854,194)
Class B	(3,635,043)	(3,116,092)	(4,458,473)
Class C	(13,171,168)	(9,831,898)	(11,849,664)
Total distributions to shareholders	$(38,357,989)	$(27,840,364)	$(33,162,331)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$257,383,339	$211,021,600	$251,392,106
Class B	25,869,593	26,571,508	42,104,047
Class C	149,427,553	139,299,888	162,588,198
Net asset value of shares issued to shareholders in payment of distributions declared Class A	14,715,632	9,886,452	11,286,235
Class B	2,281,792	1,971,057	2,821,775
Class C	7,086,531	5,144,929	6,109,408
Cost of shares redeemed Class A	(53,043,631)	(37,791,536)	(60,580,545)
Class B	(5,825,923)	(7,675,616)	(12,211,050)
Class C	(26,779,966)	(21,329,327)	(29,585,505)
Net asset value of shares exchanged Class A	4,716,110	1,952,983	2,017,596
Class B	(4,716,110)	(1,952,983)	(2,017,596)
Net increase in net assets from Fund share transactions	$371,114,920	$327,098,955	$373,924,669
Net increase in net assets	$498,292,704	$369,922,474	$442,881,490
Net Assets
At beginning of period	$1,293,737,274	$923,814,800	$480,933,310
At end of period	$1,792,029,978	$1,293,737,274	$923,814,800
Accumulated undistributed net investment income included in net assets
At end of period	$26,358,067	$7,267,903	$17,520,182

(1)  For the six months ended October 31, 2006.

See notes to financial statements
11

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Period Ended		Year Ended April 30,		Period Ended
	(Unaudited)		October 31, 2006(1)		2006	2005	April 30, 2004(2)
Net asset value — Beginning of period	$13.400		$12.990		$11.820	$10.640	$10.000
Income (loss) from operations
Net investment income(3)	$0.550		$0.239		$0.922	$0.743	$0.500
Net realized and unrealized gain	0.934		0.534		0.889	0.989	0.437
Total income from operations	$1.484		$0.773		$1.811	$1.732	$0.937
Less distributions
From net investment income	$(0.374)		$(0.363)		$(0.641)	$(0.552)	$(0.297)
Total distributions	$(0.374)		$(0.363)		$(0.641)	$(0.552)	$(0.297)
Net asset value — End of period	$14.510		$13.400		$12.990	$11.820	$10.640
Total Return(4)	11.25%		6.14%		15.78%	16.54%	9.44%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$950,347		$659,950		$452,785	$215,759	$104,169
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.14	%(6)	1.19	%(6)	1.21%	1.25%	1.40	%(6)
Expenses after custodian fee reduction(5)	1.14	%(6)	1.19	%(6)	1.21%	1.25%	1.40	%(6)
Net investment income	8.05	%(6)	3.69	%(6)	7.49%	6.46%	5.05	%(6)
Portfolio Turnover	60%		46%		247%	162%	117%

(1)  For the six month period October 31, 2006. The Fund changed its fiscal year end from April 30 to October 31.

(2)  For the period from the start of business, May 30, 2003 to April 30, 2004.

(3)  Net investment income per share was computed using average shares outstanding.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  The investment adviser waived a portion of its advisory fee and/or the administrator subsized certain operating expenses (equal to 0.01%, 0.01% and 0.07% of average daily net assets for the fiscal years ended April 30, 2006, 2005 and 2004, respectively).

(6)  Annualized.

See notes to financial statements
12

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Period Ended		Year Ended April 30,		Period Ended
	(Unaudited)		October 31, 2006(1)		2006	2005	April 30, 2004(2)
Net asset value — Beginning of period	$13.370		$12.960		$11.790	$10.630	$10.000
Income (loss) from operations
Net investment income(3)	$0.484		$0.200		$0.801	$0.648	$0.427
Net realized and unrealized gain	0.944		0.526		0.919	0.986	0.446
Total income from operations	$1.428		$0.726		$1.720	$1.634	$0.873
Less distributions
From net investment income	$(0.318)		$(0.316)		$(0.550)	$(0.474)	$(0.243)
Total distributions	$(0.318)		$(0.316)		$(0.550)	$(0.474)	$(0.243)
Net asset value — End of period	$14.480		$13.370		$12.960	$11.790	$10.630
Total Return(4)	10.82%		5.76%		14.97%	15.57%	8.79%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$174,246		$143,731		$120,272	$79,871	$40,731
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.89	%(6)	1.94	%(6)	1.96%	2.00%	2.15	%(6)
Expenses after custodian fee reduction(5)	1.89	%(6)	1.94	%(6)	1.96%	2.00%	2.15	%(6)
Net investment income	7.10	%(6)	3.11	%(6)	6.53%	5.65%	4.31	%(6)
Portfolio Turnover	60%		46%		247%	162%	117%

(1)  For the six month period October 31, 2006. The Fund changed its fiscal year end from April 30 to October 31.

(2)  For the period from the start of business, May 30, 2003 to April 30, 2004.

(3)  Net investment income per share was computed using average shares outstanding.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  The investment adviser waived a portion of its advisory fee and/or the administrator subsized certain operating expenses (equal to 0.01%, 0.01% and 0.07% of average daily net assets for the fiscal years ended April 30, 2006, 2005 and 2004, respectively).

(6)  Annualized.

See notes to financial statements
13

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Period Ended		Year Ended April 30,		Period Ended
	(Unaudited)		October 31, 2006(1)		2006	2005	April 30, 2004(2)
Net asset value — Beginning of period	$13.370		$12.960		$11.800	$10.630	$10.000
Income (loss) from operations
Net investment income(3)	$0.492		$0.192		$0.817	$0.653	$0.432
Net realized and unrealized gain	0.936		0.534		0.893	0.991	0.441
Total income from operations	$1.428		$0.726		$1.710	$1.644	$0.873
Less distributions
From net investment income	$(0.318)		$(0.316)		$(0.550)	$(0.474)	$(0.243)
Total distributions	$(0.318)		$(0.316)		$(0.550)	$(0.474)	$(0.243)
Net asset value — End of period	$14.480		$13.370		$12.960	$11.800	$10.630
Total Return(4)	10.82%		5.76%		14.87%	15.66%	8.79%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$667,437		$490,056		$350,758	$185,303	$92,329
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.89	%(6)	1.94	%(6)	1.96%	2.00%	2.15	%(6)
Expenses after custodian fee reduction(5)	1.89	%(6)	1.94	%(6)	1.96%	2.00%	2.15	%(6)
Net investment income	7.22	%(6)	2.98	%(6)	6.65%	5.69%	4.34	%(6)
Portfolio Turnover	60%		46%		247%	162%	117%

(1)  For the six month period October 31, 2006. The Fund changed its fiscal year end from April 30 to October 31.

(2)  For the period from the start of business, May 30, 2003 to April 30, 2004.

(3)  Net investment income per share was computed using average shares outstanding.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  The investment adviser waived a portion of its advisory fee and/or the administrator subsized certain operating expenses (equal to 0.01%, 0.01% and 0.07% of average daily net assets for the fiscal years ended April 30, 2006, 2005 and 2004, respectively).

(6)  Annualized.

See notes to financial statements
14

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Tax-Managed Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks that pay dividends that qualify for federal income taxation at long–term capital gains rates ("tax-favored dividends"). The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Mangement (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

15

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2007, the Fund, for federal income tax purposes, had a capital loss carryover of $38,835,761 which will reduce the taxable income arising from future net realized gain in investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on: October 31, 2011 ($252,492), October 31, 2012 ($2,039,433), October 31, 2013 ($4,586,180) and October 31, 2014 ($31,957,656).

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Financial Futures Contracts — Upon entering a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Purchased Options — Upon the purchase of a call or put option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

I  Securities Sold Short — The Fund may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket security will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.

16

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Fund expects normally to close its covered short sales by delivering newly-acquired stock.

Exposure to loss on an index or basket security sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or basket security sold short are not held by the Fund. Such losses may be substantial.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distribution to Shareholders

It is the present policy of the Fund to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)	Year Ended April 30, 2006
Sales	18,656,780	16,412,434	20,439,240
Issued to shareholders electing to receive payments of distributions in Fund shares	1,063,203	776,077	918,038
Redemptions	(3,831,282)	(2,959,859)	(4,913,417)
Exchanges from Class B shares	354,114	154,366	163,619
Net increase	16,242,815	14,383,018	16,607,480

17

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)	Year Ended April 30, 2006
Sales	1,882,362	2,071,311	3,436,193
Issued to shareholders electing to receive payments of distributions in Fund shares	165,352	155,293	230,280
Redemptions	(411,504)	(602,906)	(993,777)
Exchanges to Class A shares	(354,877)	(154,674)	(163,946)
Net increase	1,281,333	1,469,024	2,508,750
Class C	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006(1)	Year Ended April 30, 2006
Sales	10,865,841	10,852,246	13,261,839
Issued to shareholders electing to receive payments of distributions in Fund shares	513,059	404,714	497,886
Redemptions	(1,948,315)	(1,671,681)	(2,407,104)
Net increase	9,430,585	9,585,279	11,352,621

(1)  For the period from May 1, 2006 to October 31, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's advisory fees. For the six months ended April 30, 2007, the Fund's advisory fee totaled $4,690,797 of which $71,032 was allocated from Cash Management and $4,619,765 was paid or accrued directly by the Fund. For the six months ended April 30, 2007, the Fund's advisory fee, including the portion allocated from Cash Management, was 0.61% of the Fund's average daily net assets. An administration fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2007, the administration fee amounted to $1,126,209.

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by EVM. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended April 30, 2007, EVM received $30,043 in sub-transfer agent fees.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $593,958 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

Certain officers and Trustees of the Fund are officers of the above organizations.

During the six months ended April 30, 2007, the Fund engaged in purchases and sales transactions in the amounts of $34,118,022 and $17,129,014, respectively with a Fund which utilizes EVM as investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act.

  5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 of the 1940 Act (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $979,074 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 of the 1940 Act (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund

18

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended April 30, 2007 amounted to $583,373 and $2,110,451, for Class B and Class C shares, respectively. For the six months ended April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $6,057,000 and $32,251,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $194,458, and $703,484, for Class B and Class C shares, respectively.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $27,000, $270,000 and $76,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2007.

  7  Investments Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $1,277,639,949 and $898,855,034 respectively, for the six months ended April 30, 2007.

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,475,705,692
Gross unrealized appreciation	$307,060,791
Gross unrealized depreciation	(8,797,308)
Net unrealized appreciation	$298,263,483

The net unrealized appreciation on foreign currency as of April 30, 2007 is $135,549.

  9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or

19

Eaton Vance Tax-Managed Dividend Income Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

  10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at April 30, 2007.

  11  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

  12  Fiscal Year End Change

Effective August 7, 2006, the Fund changed its fiscal year end to October 31, 2006.

  13  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

20

Eaton Vance Tax-Managed Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

21

Eaton Vance Tax-Managed Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Dividend Income Fund (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in foreign markets. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

22

Eaton Vance Tax-Managed Dividend Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the year ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the Fund's management fees (including administrative fees) and total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

23

Eaton Vance Tax-Managed Dividend Income Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

24

Investment Advisor and Administrator of
Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Dividend Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1857-6/07  TMDISRC

Semiannual Report April 30, 2007

EATON VANCE
TAX-MANAGED
INTERNATIONAL
EQUITY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

investment update

Edward R. Allen, III

Eagle Global Advisors

Co-Portfolio Manager

Thomas N. Hunt, III

Eagle Global Advisors

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•       For the six months ended April 30, 2007, the Fund’s Class A shares had a total return of 12.85%. This return was the result of an increase in net asset value (NAV) per share to $12.39 on April 30, 2007, from $11.08 on October 31, 2006, and the reinvestment of $0.107 per share in dividend income.(1)

•       The Fund’s Class B shares had a total return of 12.43% for the same period, the result of an increase in NAV per share to $11.80 from $10.51 and the reinvestment of $0.015 per share in dividend income.(1)

•       The Fund’s Class C shares had a total return of 12.33% for the same period, the result of an increase in NAV per share to $11.75 from $10.50 and the reinvestment of $0.042 per share in dividend income.(1)

•       For comparison, the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”) — a broad-based, unmanaged market index of international stocks – had a total return of 15.46% for the six months ended April 30, 2007. The Fund’s peer group, the Lipper International Multi-Cap Core Funds Classification, had an average return of 14.44% for the same period.(2)

See pages 2 and 4 for more performance information, including after-tax returns.

Management Discussion

•       During the six-month period ended April 30, 2007, signs continued to confirm steady economic growth overseas. In Europe, the economic recovery remained solid, as increases in production and corporate profits led to a recovery in business fixed investment and private consumption. Japan’s moderate economic expansion kept its momentum, underpinned by steady increases in exports and business fixed investments. Despite the Japanese CPI having declined by 0.1% in February 2007, the Bank of Japan raised its reference rate to 0.5%, based on its confidence in the continued Japanese economic expansion.

•       While a plunge in stock prices on the Shanghai exchange in late February and early March of 2007 raised fears of an economic dislocation in China that might spread to the rest of the world, economic statistics indicated that rapid Chinese economic growth was on track. The February/March 2007 global equity pullback was short-lived, as mergers, acquisitions and LBOs supported equity indices around the world. Retail investors in China surged back into the Shanghai exchange in April 2007, driving the MSCI EAFE Index to new highs.(2)

•       The Fund currently invests its assets in a separate registered investment company, Tax-Managed International Equity Portfolio (the “Portfolio”), with the same objective and policies as the Fund. The Portfolio’s stock selection in energy, information technology, and telecom services benefited Fund performance during the period, while stock selection in financials, especially in Japan, was the largest disappointment. Underperformance in stocks in consumer discretionary (Japan), consumer staples, and utilities were also negative factors in the Fund’s relative performance. Portfolio holdings in the materials sector performed well; however, the Portfolio was underweighted relative to the MSCI EAFE Index in this sector.(2),(3)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. If sales charges were deducted, the returns would be lower.

(2) It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3) Sector weightings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

FUND PERFORMANCE

•       Small- and mid-capitalization stocks within the MSCI EAFE Index outperformed larger-cap stocks during the period. This detracted from the Fund’s relative performance, as the Portfolio focused on larger-capitalization stocks during the period.(1)

(1) It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	12.85%	12.43%	12.33%
One Year	15.13	14.28	14.29
Five Years	11.51	10.65	10.66
Life of Fund†	2.68	1.90	1.88
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	6.32%	7.43%	11.33%
One Year	8.54	9.28	13.29
Five Years	10.19	10.39	10.66
Life of Fund†	2.01	1.90	1.88

†Inception Dates – Class A: 4/22/98; Class B: 4/22/98; Class C: 4/22/98

*      Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses**	Class A	Class B	Class C
Expense Ratio	1.67%	2.42%	2.42%

**From the Fund’s prospectus dated 3/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

pORtFOliO inFORmatiOn

Global Allocation*

By net assets

*  As a percentage of the Portfolio’s net assets as of April 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Equity Holdings**

By net assets

BT Group PLC	2.3%
Total SA	2.3
Barclays PLC	2.3
AXA SA	2.2
Acergy SA	2.1
Roche Holding AG	2.1
Canon, Inc.	2.0
RWE AG	2.0
Nestle SA	2.0
Koninklijke KPN NV	1.9

**  Top Ten Equity Holdings represented 21.2% of Portfolio net assets as of April 30, 2007. Holdings are subject to change due to active management.

3

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

Fund peRFORmanCe

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (nav) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	15.13%	11.51%	2.68%
Return After Taxes on Distributions	15.19	11.64	2.76
Return After Taxes on Distributions and Sale of Fund Shares	10.23	10.25	2.42

Returns at public Offering Price (pOp) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	8.54%	10.19%	2.01%
Return After Taxes on Distributions	8.59	10.32	2.09
Return After Taxes on Distributions and Sale of Fund Shares	5.92	9.06	1.84

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (nav) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	14.29%	10.66%	1.88%
Return After Taxes on Distributions	14.31	10.81	1.97
Return After Taxes on Distributions and Sale of Fund Shares	9.45	9.47	1.71

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	13.29%	10.66%	1.88%
Return After Taxes on Distributions	13.31	10.81	1.97
Return After Taxes on Distributions and Sale of Fund Shares	8.80	9.47	1.71

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (nav) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	14.28%	10.65%	1.90%
Return After Taxes on Distributions	14.28	10.80	1.99
Return After Taxes on Distributions and Sale of Fund Shares	9.34	9.45	1.72

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	9.28%	10.39%	1.90%
Return After Taxes on Distributions	9.28	10.53	1.99
Return After Taxes on Distributions and Sale of Fund Shares	6.09	9.22	1.72

Class A, Class B, and Class C of the Fund commenced investment operations on 4/22/98. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed International Equity Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,128.50	$8.50
Class B	$1,000.00	$1,124.30	$12.43
Class C	$1,000.00	$1,123.30	$12.42
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.80	$8.05
Class B	$1,000.00	$1,013.10	$11.78
Class C	$1,000.00	$1,013.10	$11.78

* Expenses are equal to the Fund's annualized expense ratio of 1.61% for Class A shares, 2.36% for Class B shares, and 2.36% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $101,555,455)	$154,782,953
Receivable for Fund shares sold	806,059
Total assets	$155,589,012
Liabilities
Payable for Fund shares redeemed	$728,582
Payable to affiliate for distribution and service fees	72,531
Payable to affiliate for Trustees' fees	282
Accrued expenses	54,164
Total liabilities	$855,559
Net Assets	$154,733,453
Sources of Net Assets
Paid-in capital	$210,050,312
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(108,158,012)
Accumulated net investment loss	(386,345)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	53,227,498
Total	$154,733,453
Class A Shares
Net Assets	$86,793,910
Shares Outstanding	7,007,927
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.39
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.39)	$13.15
Class B Shares
Net Assets	$29,532,319
Shares Outstanding	2,502,876
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.80
Class C Shares
Net Assets	$38,407,224
Shares Outstanding	3,267,981
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.75
On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $194,496)	$1,707,514
Interest allocated from Portfolio	101,703
Expenses allocated from Portfolio	(743,312)
Net investment income from Portfolio	$1,065,905
Expenses
Trustees' fees and expenses	$1,832
Distribution and service fees Class A	89,227
Class B	147,003
Class C	164,647
Transfer and dividend disbursing agent fees	90,369
Registration fees	28,779
Printing and postage	19,042
Custodian fee	12,509
Legal and accounting services	10,014
Miscellaneous	6,376
Total expenses	$569,798
Net investment income	$496,107
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,525,236
Foreign currency transactions	(56,292)
Net realized gain	$3,468,944
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$11,904,165
Foreign currency	2,182
Net change in unrealized appreciation (depreciation)	$11,906,347
Net realized and unrealized gain	$15,375,291
Net increase in net assets from operations	$15,871,398

See notes to financial statements
6

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$496,107	$384,837
Net realized gain from investment transactions and foreign currency transactions	3,468,944	4,178,831
Net change in unrealized appreciation (depreciation) from investments and foreign currency	11,906,347	18,124,538
Net increase in net assets from operations	$15,871,398	$22,688,206
Distributions to shareholders — From net investment income Class A	$(612,786)	$(266,710)
Class B	(41,077)	(29,574)
Class C	(120,816)	(35,806)
Total distributions to shareholders	$(774,679)	$(332,090)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$23,768,011	$26,439,564
Class B	1,661,703	3,438,109
Class C	8,723,748	8,151,469
Net asset value of shares issued to shareholders in payment of distributions declared Class A	463,056	205,637
Class B	35,468	25,416
Class C	93,928	27,556
Cost of shares redeemed Class A	(6,186,847)	(8,678,616)
Class B	(3,520,880)	(7,058,912)
Class C	(2,329,324)	(4,128,144)
Net asset value of shares exchanged Class A	1,254,842	2,198,364
Class B	(1,254,842)	(2,198,364)
Redemption Fees	2,973	4,264
Net increase in net assets from Fund share transactions	$22,711,836	$18,426,343
Net increase in net assets	$37,808,555	$40,782,459

Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
At beginning of period	$116,924,898	$76,142,439
At end of period	$154,733,453	$116,924,898
Accumulated net investment loss included in net assets
At end of period	$(386,345)	$(107,773)

See notes to financial statements
7

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$11.080		$8.670	$7.080	$6.210	$5.330	$7.350
Income (loss) from operations
Net investment income (loss)	$0.067		$0.082	$0.056	$0.026	$0.015	$(0.044)
Net realized and unrealized gain (loss)	1.350		2.403	1.534	0.844	0.865	(1.976)
Total income (loss) from operations	$1.417		$2.485	$1.590	$0.870	$0.880	$(2.020)
Less distributions
From net investment income	$(0.107)		$(0.075)	$—	$—	$—	$—
Total distributions	$(0.107)		$(0.075)	$—	$—	$—	$—
Redemption Fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$—	$—
Net asset value — End of period	$12.390		$11.080	$8.670	$7.080	$6.210	$5.330
Total Return(3)	12.85%		28.85%	22.46%	14.01%	16.51%	(27.48)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$86,794		$59,486	$29,634	$24,714	$23,857	$27,929
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.61	%(5)	1.67%	1.89%	2.08%	2.09%	1.82%
Expenses after custodian fee reduction(4)	1.61	%(5)	1.67%	1.89%	2.08%	2.09%	1.82%
Net investment income (loss)	1.14	%(5)	0.81%	0.70%	0.38%	0.28%	(0.64)%
Portfolio Turnover of the Portfolio	12%		25%	39%	62%	100%	128%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$10.510		$8.230	$6.770	$5.980	$5.170	$7.190
Income (loss) from operations
Net investment income (loss)	$0.011		$0.008	$(0.004)	$(0.026)	$(0.024)	$(0.092)
Net realized and unrealized gain (loss)	1.294		2.281	1.464	0.816	0.834	(1.928)
Total income (loss) from operations	$1.305		$2.289	$1.460	$0.790	$0.810	$(2.020)
Less distributions
From net investment income	$(0.015)		$(0.009)	$—	$—	$—	$—
Total distributions	$(0.015)		$(0.009)	$—	$—	$—	$—
Redemption Fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$—	$—
Net asset value — End of period	$11.800		$10.510	$8.230	$6.770	$5.980	$5.170
Total Return(3)	12.43%		27.83%	21.56%	13.21%	15.67%	(28.10)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$29,532		$29,214	$27,861	$27,546	$27,764	$29,610
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.36	%(5)	2.42%	2.64%	2.83%	2.84%	2.57%
Expenses after custodian fee reduction(4)	2.36	%(5)	2.42%	2.64%	2.83%	2.84%	2.57%
Net investment income (loss)	0.21	%(5)	0.08%	(0.05)%	(0.40)%	(0.46)%	(1.38)%
Portfolio Turnover of the Portfolio	12%		25%	39%	62%	100%	128%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$10.500		$8.220	$6.760	$5.970	$5.160	$7.180
Income (loss) from operations
Net investment income (loss)	$0.019		$0.009	$(0.004)	$(0.025)	$(0.023)	$(0.091)
Net realized and unrealized gain (loss)	1.273		2.287	1.464	0.815	0.833	(1.929)
Total income (loss) from operations	$1.292		$2.296	$1.460	$0.790	$0.810	$(2.020)
Less distributions
From net investment income	$(0.042)		$(0.016)	$—	$—	$—	$—
Total distributions	$(0.042)		$(0.016)	$—	$—	$—	$—
Redemption Fees	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$—	$—
Net asset value — End of period	$11.750		$10.500	$8.220	$6.760	$5.970	$5.160
Total Return(3)	12.33%		27.96%	21.60%	13.23%	15.70%	(28.13)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$38,407		$28,225	$18,647	$17,797	$18,616	$21,919
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.36	%(5)	2.42%	2.64%	2.83%	2.84%	2.57%
Expenses after custodian fee reduction(4)	2.36	%(5)	2.42%	2.64%	2.83%	2.84%	2.57%
Net investment income (loss)	0.34	%(5)	0.09%	(0.06)%	(0.39)%	(0.44)%	(1.38)%
Portfolio Turnover of the Portfolio	12%		25%	39%	62%	100%	128%

(1)  Net investment income (loss) and redemption fees per share were computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed International Equity Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (50.8% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $111,387,296 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($22,320,758), October 31, 2010 ($49,131,487) and October 31, 2011 ($39,935,051).

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is

11

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fee — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforward from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest distributions in shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	2,020,794	2,576,187
Issued to shareholders electing to receive payments of distributions in Fund shares	39,578	22,400
Redemptions	(526,639)	(865,189)
Exchange from Class B shares	106,232	217,520
Net increase	1,639,965	1,950,918
Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	146,857	357,782
Issued to shareholders electing to receive payments of distributions in Fund shares	3,172	2,901
Redemptions	(313,940)	(738,547)
Exchange to Class A shares	(111,571)	(228,763)
Net decrease	(275,482)	(606,627)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	780,948	851,048
Issued to shareholders electing to receive payments of distributions in Fund shares	8,439	3,149
Redemptions	(209,946)	(433,492)
Net increase	579,441	420,705

Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. For the six months ended April 30, 2007, the Fund received $2,973 in redemption fees on Class A shares.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and

12

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $31,723 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2007, EVM received $6,145 in sub-transfer agent fees.

Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the 1940 Act). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $89,227 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 of the 1940 Act (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $110,252 and $123,485 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,766,000 and $7,875,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $36,751, and $41,162, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSCs received on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $3,500, $9,500 and $2,400 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2007.

13

Eaton Vance Tax-Managed International Equity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $33,773,506 and $12,200,756 respectively, for the six months ended April 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

14

Tax-Managed International Equity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%
Security	Shares	Value
Airlines — 1.5%
Air France-KLM	62,000	$3,162,239
British Airways PLC(1)	125,000	1,257,590
		$4,419,829
Auto Components — 0.4%
Aisin Seiki Co., Ltd.	40,000	$1,315,006
		$1,315,006
Automobiles — 2.4%
Honda Motor Co., Ltd.	106,000	$3,640,086
Toyota Motor Corp.	60,000	3,643,729
		$7,283,815
Beverages — 4.0%
Coca-Cola Icecek Uretim AS(1)	30,000	$216,640
Diageo PLC	150,000	3,162,256
Fomento Economico Mexicano SA de CV ADR	44,000	4,738,360
Heineken Holding NV	28,000	1,299,777
InBev NV	37,400	2,915,635
		$12,332,668
Capital Markets — 3.5%
Amvescap PLC ADR	115,000	$2,726,650
Deutsche Bank AG	17,000	2,610,350
UBS AG	84,000	5,463,819
		$10,800,819
Chemicals — 1.7%
Agrium, Inc.	75,000	$2,904,750
BASF AG	20,000	2,386,402
		$5,291,152
Commercial Banks — 16.9%
Anglo Irish Bank Corp. PLC	77,400	$1,739,829
Australia and New Zealand Banking Group, Ltd.	138,500	3,506,966
Banco Bilbao Vizcaya Argentaria SA	116,700	2,790,561
Banco Santander Central Hispano SA	300,000	5,400,316
Bank of Ireland	120,000	2,575,677
Barclays PLC	480,000	6,930,211
BNP Paribas SA	26,500	3,074,509

Security	Shares	Value
Commercial Banks (continued)
Commerzbank AG	70,000	$3,495,192
Danske Bank A/S	52,700	2,461,039
DBS Group Holdings, Ltd.	300,000	4,161,075
Grupo Financiero Banorte SA de C.V.	500,000	2,178,698
HBOS PLC	50,000	1,073,072
Intesa Sanpaolo(1)	380,000	3,184,277
Mitsubishi UFJ Financial Group, Inc.	350	3,640,123
Societe Generale	12,300	2,606,858
Woori Finance Holdings Co., Ltd. ADR	34,145	2,569,411
		$51,387,814
Communications Equipment — 1.0%
Nokia Oyj(1)	120,000	$3,027,347
		$3,027,347
Computer Peripherals — 0.4%
Logitech International SA(1)	50,000	$1,345,500
		$1,345,500
Construction & Engineering — 1.0%
Vinci SA	19,000	$3,056,439
		$3,056,439
Construction Materials — 1.0%
Lafarge Malayan Cement Berhad	6,000,000	$3,070,715
		$3,070,715
Consumer Finance — 1.3%
Orix Corp.	15,300	$4,078,890
		$4,078,890
Diversified Financial Services — 2.5%
Fortis	35,000	$1,573,278
ING Groep NV	130,439	5,941,787
		$7,515,065
Diversified Telecommunication Services — 5.5%
BT Group PLC	1,130,000	$7,108,701
Koninklijke KPN NV	350,000	5,942,840
Telenor ASA	65,000	1,210,119
TeliaSonera AB	300,000	2,424,991
		$16,686,651

See notes to financial statements
15

Tax-Managed International Equity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electric Utilities — 4.9%
E. ON AG	19,340	$2,893,105
E. ON AG ADR	51,350	2,574,175
Enel SPA	460,000	5,228,040
Scottish and Southern Energy PLC	145,000	4,335,044
		$15,030,364
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	27,000	$1,534,460
		$1,534,460
Energy Equipment & Services — 3.0%
Acergy SA(1)	300,000	$6,418,844
Tenaris SA ADR	60,000	2,781,600
		$9,200,444
Food & Staples Retailing — 0.9%
Controladora Comercial Mexicana SA de C.V. unit	1,000,000	$2,585,517
		$2,585,517
Food Products — 2.0%
Nestle SA	15,000	$5,943,193
		$5,943,193
Gas Utilities — 0.5%
Samchully Co., Ltd.	9,000	$1,582,513
		$1,582,513
Health Care Equipment & Supplies — 0.8%
Synthes, Inc.	18,000	$2,353,129
		$2,353,129
Household Durables — 1.1%
Sekisui House, Ltd. ADR	220,000	$3,269,486
		$3,269,486
Industrial Conglomerates — 1.7%
Keppel Corp., Ltd.	371,000	$5,183,465
		$5,183,465

Security	Shares	Value
Insurance — 4.2%
Aviva PLC	156,700	$2,458,649
AXA SA	145,900	6,699,300
Muenchener Rueckversicherungs-Gesellschaft AG	21,000	3,730,596
		$12,888,545
Machinery — 3.0%
Komatsu, Ltd.	250,000	$5,914,927
SKF AB ADR	50,000	1,104,965
Vallourec SA	8,000	2,178,954
		$9,198,846
Marine — 0.6%
Cosco Corp. Singapore, Ltd.	1,000,000	$1,847,374
		$1,847,374
Metals & Mining — 7.5%
Anglo American PLC ADR	140,000	$3,694,600
BHP Billiton, Ltd.	100,000	2,446,726
BlueScope Steel, Ltd.	225,000	2,238,855
Companhia Vale do Rio Doce ADR	110,000	3,760,900
Mining and Metallurgical Co. Norilsk Nickel ADR	16,000	3,088,000
Rio Tinto, Ltd.	82,500	5,646,423
Teck Cominco, Ltd., Class B	27,000	2,054,409
		$22,929,913
Multi-Utilities — 2.0%
RWE AG	58,000	$6,113,828
		$6,113,828
Office Electronics — 2.0%
Canon, Inc.	111,250	$6,240,562
		$6,240,562
Oil, Gas & Consumable Fuels — 6.3%
BMB Munai, Inc.(1)	100,000	$573,000
ENI SPA	75,000	2,487,467
Norsk Hydro ASA	100,000	3,448,192
Petroleo Brasileiro SA ADR	45,000	4,014,900
Sibir Energy PLC(1)	170,000	1,520,692
Total SA	96,000	7,077,470
		$19,121,721

See notes to financial statements
16

Tax-Managed International Equity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Pharmaceuticals — 3.3%
Eisai Co., Ltd.	20,000	$949,732
Novartis AG	50,000	2,907,314
Roche Holding AG	33,500	6,313,778
		$10,170,824
Real Estate Management & Development — 0.6%
Sun Hung Kai Properties, Ltd.	155,000	$1,811,237
		$1,811,237
Road & Rail — 1.3%
Canadian Pacific Railway, Ltd.	61,000	$3,879,736
		$3,879,736
Semiconductors & Semiconductor Equipment — 0.3%
Samsung Electronics Co., Ltd.	1,570	$960,561
		$960,561
Software — 2.5%
Nintendo Co., Ltd.	18,000	$5,621,771
UbiSoft Entertainment SA(1)	40,000	1,984,371
		$7,606,142
Tobacco — 0.9%
British American Tobacco PLC	85,000	$2,631,018
		$2,631,018
Trading Companies & Distributors — 1.4%
Mitsubishi Corp.	200,000	$4,262,551
		$4,262,551
Wireless Telecommunication Services — 3.3%
Bouygues SA	20,000	$1,593,742
China Mobile, Ltd. ADR	55,000	2,475,550
Philippine Long Distance Telephone Co. ADR	60,300	3,220,623
Vodafone Group PLC ADR	95,000	2,729,350
		$10,019,265
Total Common Stocks (identified cost $195,349,627)		$297,976,404

Short-Term Investments — 2.3%
Security	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(2)	$6,940	$6,940,407
Total Short-Term Investments (at identified cost, $6,940,407)		$6,940,407
Total Investments — 100.0% (identified cost $202,290,034)		$304,916,811
Other Assets, Less Liabilities — 0.0%		$48,949
Net Assets — 100.0%		$304,965,760

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

See notes to financial statements
17

Tax-Managed International Equity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Japan	14.5%	$44,111,323
United Kingdom	13.0	39,627,833
France	10.3	31,433,882
Switzerland	8.0	24,326,733
Germany	7.8	23,803,648
Australia	4.5	13,838,970
Netherlands	4.3	13,184,404
Singapore	3.7	11,191,914
Norway	3.6	11,077,155
Italy	3.6	10,899,784
Mexico	3.1	9,502,575
Canada	2.9	8,838,895
Spain	2.7	8,190,877
Brazil	2.5	7,775,800
Republic of Korea	1.7	5,112,485
Belgium	1.5	4,488,913
Ireland	1.4	4,315,506
Sweden	1.2	3,529,956
Philippines	1.0	3,220,623
Russia	1.0	3,088,000
Malaysia	1.0	3,070,715
Finland	1.0	3,027,347
Argentina	0.9	2,781,600
China	0.8	2,475,550
Denmark	0.8	2,461,039
Hong Kong	0.6	1,811,237
Kazakhstan	0.2	573,000
Turkey	0.1	216,640
Total Common Stocks	97.7%	$297,976,404
Short-Term Investments	2.3%	$6,940,407

See notes to financial statements
18

Tax-Managed International Equity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated investments, at value (identified cost, $195,349,627)	$297,976,404
Affiliated investment, at value (identified cost, $6,940,407)	6,940,407
Foreign currency, at value (identified cost, $17,118)	17,096
Dividends receivable	937,486
Interest receivable from affiliated investment	19,400
Tax reclaims receivable	278,869
Total assets	$306,169,662
Liabilities
Payable for investments purchased	$888,374
Payable to affiliate for investment advisory fees	248,778
Payable to affiliate for Trustees' fees	1,124
Accrued expenses	65,626
Total liabilities	$1,203,902
Net Assets applicable to investors' interest in Portfolio	$304,965,760
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$202,330,114
Net unrealized appreciation (computed on the basis of identified cost)	102,635,646
Total	$304,965,760

Statement of Operations

For the Six Months
Ended April 30, 2007

Investment Income
Dividends (net of foreign taxes, $385,234)	$3,392,065
Interest and other income	32,317
Interest income allocated from affiliated investment	170,826
Expenses allocated from affiliated investment	(16,329)
Total investment income	$3,578,879
Expenses
Investment adviser fee	$1,328,662
Trustees' fees and expenses	6,913
Custodian fee	114,417
Legal and accounting services	15,704
Miscellaneous	1,110
Total expenses	$1,466,806
Deduct — Reduction of custodian fee	$13
Total expense reductions	$13
Net expenses	$1,466,793
Net investment income	$2,112,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$7,135,645
Foreign currency transactions	(112,972)
Net realized gain	$7,022,673
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$23,503,231
Foreign currency	4,327
Net change in unrealized appreciation (depreciation)	$23,507,558
Net realized and unrealized gain	$30,530,231
Net increase in net assets from operations	$32,642,317

See notes to financial statements
19

Tax-Managed International Equity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$2,112,086	$2,620,011
Net realized gain from investment transactions and foreign currency transactions	7,022,673	7,701,613
Net change in unrealized appreciation (depreciation) from investments and foreign currency	23,507,558	36,902,784
Net increase in net assets from operations	$32,642,317	$47,224,408
Capital transactions — Contributions	$56,251,174	$50,247,326
Withdrawals	(12,204,521)	(20,795,552)
Net increase in net assets from capital transactions	$44,046,653	$29,451,774
Net increase in net assets	$76,688,970	$76,676,182
Net Assets
At beginning of period	$228,276,790	$151,600,608
At end of period	$304,965,760	$228,276,790

See notes to financial statements
20

Tax-Managed International Equity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.11	%(1)	1.12%	1.16%	1.21%	1.23%	1.20%
Expenses after custodian fee reduction	1.11	%(1)	1.12%	1.16%	1.21%	1.23%	1.20%
Net investment income (loss)	1.58	%(1)	1.38%	1.42%	1.24%	1.15%	(0.01)%
Portfolio Turnover	12%		25%	39%	62%	100%	128%
Total Return	13.12%		29.54%	23.36%	15.04%	17.52%	(27.07)%
Net assets, end of period (000's omitted)	$304,966		$228,277	$151,601	$132,015	$108,454	$95,920

(1)  Annualized.

See notes to financial statements
21

Tax-Managed International Equity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Tax-Managed International Equity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 50.8% and 49.1% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service.

The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a

22

Tax-Managed International Equity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the

23

Tax-Managed International Equity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six-months ended April 30, 2007, the Portfolio's advisory fee totaled $1,344,569 of which $15,907 was allocated from Cash Management and $1,328,662 was paid or accrued directly by the Portfolio. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Eagle Global Advisors, L.L.C. ("Eagle"). BMR pays Eagle a monthly sub-advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and sub-adviser fees. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

  3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $74,778,749 and $30,257,818, respectively, for the six months ended April 30, 2007.

  4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$204,052,015
Gross unrealized appreciation	$101,573,980
Gross unrealized depreciation	(709,184)
Net unrealized appreciation	$100,864,796

The net unrealized appreciation on foreign currency at April 30, 2007 was $8,869.

  5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are

24

Tax-Managed International Equity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

considered. The Portfolio did not have any open financial instruments at April 30, 2007.

  6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

  7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

  8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

25

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

26

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed International Equity Portfolio, the portfolio in which the Eaton Vance Tax-Managed International Equity Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Eagle Global Advisors, LLC ("Eagle" or the "Sub-adviser") including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities, which aids the Adviser in supervising Eagle's management of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into consideration the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing international equity portfolios, as well as recent changes in personnel.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, and of the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

27

Eaton Vance Tax-Managed International Equity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser's profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

28

Eaton Vance Tax-Managed International Equity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed International Equity Fund

Officers
Thomas E. Faust, Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

29

Eaton Vance Tax-Managed International Equity Fund

INVESTMENT MANAGEMENT CONT'D

Tax-Managed International Equity Portfolio

Officers
Duncan W. Richardson
President
Edward R. Allen, III
Vice President and
Co-Portfolio Manager
Thomas N. Hunt, III
Vice President and
Co-Portfolio Manager
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust, Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Tax-Managed International Equity Portfolio
Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930
Houston, TX 77057

Administrator of Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed International Equity Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

038-6/07  IGSRC

Semiannual Report April 30, 2007

EATON VANCE
TAX-MANAGED
MID-CAP
CORE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

INVESTMENT UPDATE

William R. Hackney, III, CFA

Co-Portfolio Manager

William O. Bell, IV, CFA

Co-Portfolio Manager

Marilyn Robinson Irvin, CFA

Co-Portfolio Manager

The Fund

Performance for the Past Six Months

•       For the six months ended April 30, 2007, the Fund’s Class A shares had a total return of 10.86%. This return was the result of an increase in net asset value (NAV) per share to $14.60 on April 30, 2007, from $13.89 on October 31, 2006, and the distribution of $0.740 per share in capital gains.(1)

•       The Fund’s Class B shares had a total return of 10.40% during the same period, the result of an increase in NAV per share to $14.02 from $13.42, and the distribution of $0.740 per share in capital gains.(1)

•       The Fund’s Class C shares had a total return of 10.40% during the same period, the result of an increase in NAV per share to $14.02 from $13.42, and the distribution of $0.740 per share in capital gains.(1)

•       For comparison, the S&P MidCap 400 Index (the S&P MidCap 400), a broad-based, unmanaged index commonly used to measure U.S. mid-cap stock performance, had a total return of 11.98% during the same period, while the average return of funds in the Lipper Mid-Cap Core Classification was 12.02%.(2)

See pages 2 and 4 for more performance information, including after-tax returns.

Management Discussion

•       Despite a housing-led U.S. economic slowdown, a crisis in the subprime mortgage market, and a 12% rise in crude oil prices, equity markets posted solid gains for the six months ended April 30, 2007. Mid-cap stocks continued to outpace the larger-cap S&P 500 Index.(2)

•       All 10 economic sectors in the S&P MidCap 400 recorded gains, with eight of the 10 sectors posting double-digit gains during the period. The best performance was seen in the economically sensitive materials sector, up 27.8%, followed by the more defensive consumer staples sector, which was up 18.8%. Given the problems being experienced with subprime mortgage lending, it is not surprising that the smallest gains were posted in the financials sector, which posted a more modest return of 5.8%.(2)

•       During the past six months, the Fund recorded positive returns, but moderately lagged the returns of its benchmark, the S&P MidCap 400.(2) The Fund currently invests its assets in a separate registered investment company, Tax-Managed Mid-Cap Core Portfolio (the “Portfolio”), with the same objectives and policies as the Fund. Lagging returns among the Portfolio’s holdings in the consumer discretionary and industrial sectors accounted for the majority of the Fund’s underperformance versus its benchmark.(3)

•       The strongest performance within the Portfolio during the period was found in the energy sector, which benefited from a rise in commodity prices, increased capital spending, and increased production.(3)

•       Over the course of the past six months, eight stocks were eliminated from the Portfolio and nine stocks were added. New positions were established in the casual dining, education, coal, oil field equipment and services, financial services, medical and surgical supplies and products, distribution and electrical components industries. As a result of these changes,

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)	Sector weightings are subject to change due to active management.

1

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

FUND PERFORMANCE

the Portfolio held 76 stocks, representing nine of the 10 economic sectors, on April 30, 2007. The sector weights of the Portfolio were roughly aligned with those of its benchmark, so Fund performance differences from its benchmark are typically attributable to stock selection rather than sector weighting.*

•          During the six months ended April 30, 2007, management tried to identify companies with foreign sales exposure that would be likely to benefit as global economies continue to outpace projected growth rates of the U.S. economy and would also be likely to benefit from a relatively weak U.S. dollar. Given the many pressures on the consumer during the period, management also de-emphasized companies dependent only on U.S. consumer spending for big ticket and discretionary items.

* Sector weightings are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	10.86%	10.40%	10.40%
One Year	11.58	10.73	10.73
Five Years	8.40	7.59	7.59
Life of Fund†	8.82	8.01	8.01
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	4.46%	5.40%	9.40%
One Year	5.18	5.73	9.73
Five Years	7.13	7.29	7.59
Life of Fund†	7.58	7.87	8.01

†Inception date of all Classes: 3/4/02

(1)

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

Total Annual Operating Expenses(2)	Class A	Class B	Class C
Gross Expense Ratio	1.77%	2.52%	2.52%
Net Expense Ratio	1.70%	2.45%	2.44%

(2)  From the Fund’s prospectus dated 3/1/07. The Net Expense Ratio reflects a voluntary expense allocation to the Fund’s administrator and sub-adviser of the Portfolio, which can be discontinued at any time. Without this expense allocation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

PORTFOLIO INFORMATION

Common Stock Investments by Sector*

By net assets

*                 As a percentage of the Portfolio’s net assets as of April 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Holdings**

By net assets

Universal Corp./Richmond, VA	2.7%
Holly Corp.	2.1%
Affiliated Managers Group, Inc.	2.1%
FMC Technologies, Inc.	2.0%
Respironics, Inc.	1.9%
CDW Corp.	1.9%
Amphenol Corp., Class A	1.8%
Jack Henry & Associates, Inc. Class A	1.8%
Zebra Technologies Corp., Class A	1.7%
Diebold, Inc.	1.7%

**   Top Ten Holdings represented 19.7% of Portfolio net assets as of April 30, 2007. Holdings are subject to change due to active management.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(for the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	11.58%	8.40%	8.82%
Return After Taxes on Distributions	10.71	8.22	8.65
Return After Taxes on Distributions and Sale of Fund Shares	8.56	7.27	7.66

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	5.18%	7.13%	7.58%
Return After Taxes on Distributions	4.36	6.94	7.41
Return After Taxes on Distributions and Sale of Fund Shares	4.34	6.15	6.56

Average Annual Total Returns

(for the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	10.73%	7.59%	8.01%
Return After Taxes on Distributions	9.84	7.40	7.82
Return After Taxes on Distributions and Sale of Fund Shares	8.04	6.56	6.93

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	9.73%	7.59%	8.01%
Return After Taxes on Distributions	8.84	7.40	7.82
Return After Taxes on Distributions and Sale of Fund Shares	7.39	6.56	6.93

Average Annual to Total Returns

(for the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	10.73%	7.59%	8.01%
Return After Taxes on Distributions	9.84	7.40	7.82
Return After Taxes on Distributions and Sale of Fund Shares	8.04	6.56	6.93

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	5.73%	7.29%	7.87%
Return After Taxes on Distributions	4.84	7.10	7.68
Return After Taxes on Distributions and Sale of Fund Shares	4.79	6.29	6.81

Class A, Class B, and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not. Absent an allocation of certain expenses to the administrator of the Fund and sub-advisor of the Portfolio, the returns would be lower.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Mid-Cap Core Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,108.60	$8.89	**
Class B	$1,000.00	$1,104.00	$12.78	**
Class C	$1,000.00	$1,104.00	$12.73	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.40	$8.50	**
Class B	$1,000.00	$1,012.60	$12.23	**
Class C	$1,000.00	$1,012.70	$12.18	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.70% for Class A shares, 2.45% for Class B shares, and 2.44% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Tax-Managed Mid-Cap Core Portfolio, at value (identified cost, $25,586,595)	$34,829,959
Receivable for Fund shares sold	12,410
Receivable from affiliate	2,818
Total assets	$34,845,187
Liabilities
Payable for Fund shares redeemed	$60,695
Payable to affiliate for distribution and service fees	16,086
Payable to affiliate for administration fees	4,264
Payable to affiliate for Trustees' fees	277
Other accrued expenses	14,095
Total liabilities	$95,417
Net Assets	$34,749,770
Sources of Net Assets
Paid-in capital	$24,319,010
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,307,851
Accumulated net investment loss	(120,455)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	9,243,364
Total	$34,749,770
Class A Shares
Net Assets	$20,294,352
Shares Outstanding	1,390,463
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.60
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.60)	$15.49
Class B Shares
Net Assets	$6,501,212
Shares Outstanding	463,639
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.02
Class C Shares
Net Assets	$7,954,206
Shares Outstanding	567,353
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$14.02

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicawble contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends allocated from Portfolio	$203,755
Interest allocated from Portfolio	4,936
Expenses allocated from Portfolio	(146,992)
Net investment income from Portfolio	$61,699
Expenses
Administration fee	$24,528
Trustees' fees and expenses	123
Distribution and service fees
Class A	23,393
Class B	32,829
Class C	37,121
Registration fees	21,050
Transfer and dividend disbursing agent fees	18,947
Legal and accounting services	9,516
Custodian fee	8,083
Printing and postage	4,002
Miscellaneous	6,098
Total expenses	$185,690
Deduct — Allocation of Fund expenses to affiliate	$2,818
Total expense reductions	$2,818
Net expenses	$182,872
Net investment loss	$(121,173)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,348,495
Net realized gain	$1,348,495
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$2,119,913
Net change in unrealized appreciation (depreciation)	$2,119,913
Net realized and unrealized gain	$3,468,408
Net increase in net assets from operations	$3,347,235

See notes to financial statements
6

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment loss	$(121,173)	$(245,495)
Net realized gain from investment transactions	1,348,495	1,740,586
Net change in unrealized appreciation (depreciation) of investments	2,119,913	1,876,307
Net increase in net assets from operations	$3,347,235	$3,371,398
Distributions to shareholders — From net realized gain Class A	$(947,771)	$(74,592)
Class B	(355,120)	(34,859)
Class C	(393,590)	(33,382)
Total distributions to shareholders	$(1,696,481)	$(142,833)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,860,755	$3,860,518
Class B	162,688	916,692
Class C	699,248	1,208,244
Net asset value of shares issued to shareholders in payment of distributions declared Class A	818,042	64,988
Class B	324,495	32,163
Class C	323,252	28,293
Cost of shares redeemed Class A	(1,410,299)	(2,262,728)
Class B	(556,724)	(1,037,730)
Class C	(468,479)	(917,815)
Net asset value of shares exchanged Class A	314,628	486,142
Class B	(314,628)	(486,142)
Net increase in net assets from Fund share transactions	$1,752,978	$1,892,625
Net increase in net assets	$3,403,732	$5,121,190
Net Assets
At beginning of period	$31,346,038	$26,224,848
At end of period	$34,749,770	$31,346,038
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(120,455)	$718

See notes to financial statements
7

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended
	(Unaudited)		2006	2005	2004	2003	October 31, 2002(1)
Net asset value — Beginning of period	$13.890		$12.360	$11.270	$10.670	$8.530	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.029)		$(0.067)	$(0.108)	$(0.102)	$(0.087)	$(0.047)
Net realized and unrealized gain (loss)	1.479		1.663	1.198	0.702	2.227	(1.423)
Total income (loss) from operations	$1.450		$1.596	$1.090	$0.600	$2.140	$(1.470)
Less distributions
From net realized gain	$(0.740)		$(0.066)	$—	$—	$—	$—
Total distributions	$(0.740)		$(0.066)	$—	$—	$—	$—
Net asset value — End of period	$14.600		$13.890	$12.360	$11.270	$10.670	$8.530
Total Return(3)	10.86%		12.96%	9.67%	5.62%	25.09%	(14.70)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$20,294		$17,718	$13,761	$11,226	$7,054	$4,394
Ratios (As a percentage of average daily net assets):
Expenses(4)(5)	1.70	%(6)	1.70%	1.70%	1.70%	1.70%	1.65	%(6)
Net investment loss	(0.42	)%(6)	(0.50)%	(0.89)%	(0.93)%	(0.93)%	(0.80	)%(6)
Portfolio Turnover of the Portfolio	15%		55%	53%	42%	50%	13%

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.02%, 0.07%, 0.16%, 0.22%, 0.73% and 3.13% of average daily net assets for the six months ended April 30, 2007, and for each of the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended
	(Unaudited)		2006	2005	2004	2003	October 31, 2002(1)
Net asset value — Beginning of period	$13.420		$12.030	$11.050	$10.540	$8.490	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.078)		$(0.161)	$(0.194)	$(0.182)	$(0.158)	$(0.089)
Net realized and unrealized gain (loss)	1.418		1.617	1.174	0.692	2.208	(1.421)
Total income (loss) from operations	$1.340		$1.456	$0.980	$0.510	$2.050	$(1.510)
Less distributions
From net realized gain	$(0.740)		$(0.066)	$—	$—	$—	$—
Total distributions	$(0.740)		$(0.066)	$—	$—	$—	$—
Net asset value — End of period	$14.020		$13.420	$12.030	$11.050	$10.540	$8.490
Total Return(3)	10.40%		12.15%	8.87%	4.84%	24.15%	(15.10)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,501		$6,577	$6,436	$5,741	$4,139	$1,254
Ratios (As a percentage of average daily net assets):
Expenses(4)(5)	2.45	%(6)	2.45%	2.45%	2.45%	2.45%	2.40	%(6)
Net investment loss	(1.17	)%(6)	(1.25)%	(1.64)%	(1.67)%	(1.69)%	(1.52	)%(6)
Portfolio Turnover of the Portfolio	15%		55%	53%	42%	50%	13%

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.02%, 0.07%, 0.16%, 0.22%, 0.73% and 3.13% of average daily net assets for the six months ended April 30, 2007, and for each of the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended
	(Unaudited)		2006	2005	2004	2003	October 31, 2002(1)
Net asset value — Beginning of period	$13.420		$12.030	$11.050	$10.540	$8.490	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.079)		$(0.161)	$(0.194)	$(0.182)	$(0.157)	$(0.090)
Net realized and unrealized gain (loss)	1.419		1.617	1.174	0.692	2.207	(1.420)
Total income (loss) from operations	$1.340		$1.456	$0.980	$0.510	$2.050	$(1.510)
Less distributions
From net realized gain	$(0.740)		$(0.066)	$—	$—	$—	$—
Total distributions	$(0.740)		$(0.066)	$—	$—	$—	$—
Net asset value — End of period	$14.020		$13.420	$12.030	$11.050	$10.540	$8.490
Total Return(3)	10.40%		12.15%	8.87%	4.84%	24.15%	(15.10)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,954		$7,051	$6,027	$5,450	$4,056	$1,575
Ratios (As a percentage of average daily net assets):
Expenses(4)(5)	2.44	%(6)	2.45%	2.45%	2.45%	2.45%	2.40	%(6)
Net investment loss	(1.17	)%(6)	(1.25)%	(1.64)%	(1.68)%	(1.70)%	(1.52	)%(6)
Portfolio Turnover of the Portfolio	15%		55%	53%	42%	50%	13%

(1)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser waived a portion of its investment advisory fee and the administrator subsidized certain operating expenses (equal to 0.02%, 0.07%, 0.16%, 0.22%, 0.73% and 3.13% of average daily net assets for the six months ended April 30, 2007, and for each of the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (33.1% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	132,439	291,430
Issued to shareholders electing to receive payments of distributions in Fund shares	60,372	5,069
Redemptions	(100,013)	(171,032)
Exchanges from Class B shares	21,877	36,594
Net increase	114,675	162,061
Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	12,166	71,659
Issued to shareholders electing to receive payments of distributions in Fund shares	24,865	2,581
Redemptions	(40,800)	(81,383)
Exchanges to Class A shares	(22,725)	(37,711)
Net decrease	(26,494)	(44,854)

Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	51,617	93,800
Issued to shareholders electing to receive payments of distributions in Fund shares	24,770	2,271
Redemptions	(34,563)	(71,657)
Net increase	41,824	24,414

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2007, the administration fee amounted to $24,528. Pursuant to an expense reimbursement, EVM and Atlanta Capital Management LLC (Atlanta Capital), a majority owned subsidiary of EVM and sub-adviser to the Portfolio, were allocated $881 and $1,937, respectively, of the Fund's operating expenses for the six months ended April 30, 2007. Prior to April 23, 2007, this expense reimbursement was voluntary and could be terminated at any time. Effective April 23, 2007, EVM and Atlanta Capital have agreed to reimburse the Fund's expenses to the extent that the Total Annual Operating Expenses exceeded 1.60% for Class A shares and 2.35% for Class B and Class C shares. This expense reimbursement will continue through April 30, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2007, EVM received approximately $1,700 in sub-transfer agent fees.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,499 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $23,393 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act (collectively, "the Plans"). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended April 30, 2007 amounted to $24,622 and $27,841 for Class B and Class C shares, respectively. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $110,000 and $410,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $8,207, and $9,280, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received approximately $3,000 and $500 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended April 30, 2007. EVD did not receive any CDSC on Class A shares for the six months ended April 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2007 aggregated $3,039,473 and $3,110,790, respectively.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification,

Eaton Vance Tax-Managed Mid-Cap Core Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the first required financials reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Air Freight & Logistics — 1.9%
C.H. Robinson Worldwide, Inc.	18,200	$972,972
Expeditors International of Washington, Inc.	23,300	973,940
		$1,946,912
Airlines — 1.3%
SkyWest, Inc.	51,000	$1,387,710
		$1,387,710
Automobiles — 0.9%
Thor Industries, Inc.	25,000	$995,750
		$995,750
Capital Markets — 5.4%
A.G. Edwards, Inc.	14,800	$1,072,260
Affiliated Managers Group, Inc.(1)	18,800	2,211,444
Federated Investors, Inc., Class B	28,000	1,068,480
SEI Investments Co.	22,300	1,360,969
		$5,713,153
Chemicals — 2.8%
Albemarle Corp.	35,200	$1,494,240
RPM International, Inc.	70,000	1,488,900
		$2,983,140
Commercial Banks — 5.0%
City National Corp.	22,000	$1,610,840
Cullen/Frost Bankers, Inc.	21,700	1,110,389
Synovus Financial Corp.	41,600	1,312,896
TCF Financial Corp.	45,000	1,218,600
		$5,252,725
Computer Peripherals — 1.7%
Diebold, Inc.	38,500	$1,835,295
		$1,835,295
Construction & Engineering — 1.6%
Jacobs Engineering Group, Inc.(1)	33,000	$1,664,190
		$1,664,190

Security	Shares	Value
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	9,000	$1,312,380
		$1,312,380
Containers & Packaging — 1.6%
Sonoco Products Co.	40,300	$1,718,392
		$1,718,392
Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A(1)	11,500	$543,950
		$543,950
Electric Utilities — 1.7%
DPL, Inc.	56,600	$1,774,410
		$1,774,410
Electrical Equipment — 5.0%
AMETEK, Inc.	42,000	$1,523,760
Cooper Industries Ltd. Class A	35,200	1,751,552
Genlyte Group, Inc. (The)(1)	10,000	780,100
Hubbell, Inc., Class B	23,000	1,188,870
		$5,244,282
Electronic Equipment & Instruments — 5.1%
Amphenol Corp., Class A	55,000	$1,931,050
CDW Corp.	27,300	1,965,873
National Instruments Corp.	51,000	1,420,860
		$5,317,783
Energy Equipment & Services — 5.5%
FMC Technologies, Inc.(1)	29,000	$2,055,520
Grant Prideco, Inc.(1)	15,000	773,100
Hydril Co.(1)	18,000	1,742,760
National Oilwell Varco, Inc.(1)	14,000	1,187,900
		$5,759,280
Food & Staples Retailing — 1.0%
Ruddick Corp.	36,000	$1,081,080
		$1,081,080

See notes to financial statements
15

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products — 1.8%
Hormel Foods Corp.	35,000	$1,333,150
Tootsie Roll Industries, Inc.	19,806	574,176
		$1,907,326
Gas Utilities — 4.8%
AGL Resources, Inc.	41,100	$1,789,494
Piedmont Natural Gas Co., Inc.	61,200	1,615,068
Questar Corp.	17,000	1,651,210
		$5,055,772
Health Care Equipment & Supplies — 8.8%
Beckman Coulter, Inc.	24,900	$1,563,969
Biomet, Inc.	8,000	345,600
C.R. Bard, Inc.	15,800	1,313,454
DENTSPLY International, Inc.	45,800	1,530,178
Mentor Corp.	25,000	972,750
Respironics, Inc.(1)	48,500	1,976,860
Varian Medical Systems, Inc.(1)	36,000	1,519,560
		$9,222,371
Health Care Providers & Services — 1.3%
Owens & Minor, Inc.	38,000	$1,343,300
		$1,343,300
Hotels, Restaurants & Leisure — 3.9%
Applebee's International, Inc.	43,000	$1,168,740
Brinker International, Inc.	15,000	466,500
International Speedway Corp. Class A	25,200	1,244,880
Sonic Corp.(1)	53,850	1,208,394
		$4,088,514
Household Durables — 2.0%
Harman International Industries, Inc.	11,000	$1,340,790
Mohawk Industries, Inc.(1)	8,500	766,360
		$2,107,150
Insurance — 3.7%
Cincinnati Financial Corp.	26,000	$1,176,240
Markel Corp.(1)	3,500	1,606,185
Protective Life Corp.	24,000	1,125,600
		$3,908,025

Security	Shares	Value
IT Services — 2.3%
Cognizant Technology Solutions Corp., Class A(1)	15,000	$1,341,000
Fiserv, Inc.(1)	20,200	1,074,034
		$2,415,034
Machinery — 2.7%
Dover Corp.	30,300	$1,458,036
Graco, Inc.	34,200	1,350,900
		$2,808,936
Media — 2.4%
E.W. Scripps Co.	20,900	$904,970
Washington Post Co. (The), Class B	2,200	1,636,800
		$2,541,770
Multiline Retail — 1.1%
Family Dollar Stores, Inc.	37,000	$1,178,080
		$1,178,080
Multi-Utilities — 2.7%
NSTAR	33,000	$1,184,700
OGE Energy Corp.	42,300	1,626,012
		$2,810,712
Office Electronics — 1.8%
Zebra Technologies Corp. Class A(1)	46,225	$1,839,293
		$1,839,293
Oil, Gas & Consumable Fuels — 3.0%
Holly Corp.	35,000	$2,226,000
Peabody Energy Corp.	20,000	959,600
		$3,185,600
Real Estate Investment Trusts (REITs) — 1.6%
Developers Diversified Realty Corp.	25,300	$1,647,030
		$1,647,030
Semiconductors & Semiconductor Equipment — 3.1%
Microchip Technology, Inc.	42,050	$1,696,297
Varian Semiconductor Equipment Associates, Inc.(1)	23,750	1,576,050
		$3,272,347

See notes to financial statements
16

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software — 3.6%
ANSYS, Inc.(1)	18,100	$926,720
Citrix Systems, Inc.(1)	31,500	1,026,900
Jack Henry & Associates, Inc. Class A	78,500	1,864,375
		$3,817,995
Specialty Retail — 2.5%
O'Reilly Automotive, Inc.(1)	45,000	$1,602,000
Ross Stores, Inc.	32,500	1,077,375
		$2,679,375
Tobacco — 2.7%
Universal Corp./Richmond, VA	46,000	$2,883,280
		$2,883,280
Trading Companies & Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	23,000	$1,121,020
		$1,121,020
Total Common Stocks (identified cost $76,287,361)		$104,363,362
Total Investments — 99.1% (identified cost $76,287,361)		$104,363,362
Other Assets, Less Liabilities — 0.9%		$953,272
Net Assets — 100.0%		$105,316,634

(1)  Non-income producing security.

See notes to financial statements
17

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investments, at value (identified cost, $76,287,361)	$104,363,362
Cash	715,849
Receivable for investments sold	917,760
Dividends and interest receivable	89,077
Total assets	$106,086,048
Liabilities
Payable for investments purchased	$667,007
Payable to affiliate for investment advisory fees	69,729
Payable to affiliate for Trustees' fees	1,160
Other accrued expenses	31,518
Total liabilities	$769,414
Net Assets applicable to investors' interest in Portfolio	$105,316,634
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$77,240,633
Net unrealized appreciation (computed on the basis of identified cost)	28,076,001
Total	$105,316,634

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends	$625,330
Interest	15,158
Total investment income	$640,488
Expenses
Investment adviser fee	$404,807
Trustees' fees and expenses	3,620
Custodian fee	27,117
Legal and accounting services	13,802
Miscellaneous	2,157
Total expenses	$451,503
Deduct — Reduction of investment adviser fee	$988
Total expense reductions	$988
Net expenses	$450,515
Net investment income	$189,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$4,127,087
Net realized gain	$4,127,087
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$6,470,753
Net change in unrealized appreciation (depreciation)	$6,470,753
Net realized and unrealized gain	$10,597,840
Net increase in net assets from operations	$10,787,813

See notes to financial statements
18

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$189,973	$261,470
Net realized gain from investment transactions	4,127,087	4,855,443
Net change in unrealized appreciation (depreciation) of investments	6,470,753	6,129,045
Net increase in net assets from operations	$10,787,813	$11,245,958
Capital transactions — Contributions	$3,039,473	$16,793,678
Withdrawals	(6,387,404)	(6,253,468)
Net increase (decrease) in net assets from capital transactions	$(3,347,931)	$10,540,210
Net increase in net assets	$7,439,882	$21,786,168
Net Assets
At beginning of period	$97,876,752	$76,090,584
At end of period	$105,316,634	$97,876,752

See notes to financial statements
19

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended
	(Unaudited)		2006	2005	2004	2003	October 31, 2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses(2)	0.90	%(3)	0.91%	0.91%	0.93%	0.99%	1.68	%(3)
Net investment income (loss)	0.38	%(3)	0.29%	(0.11)%	(0.15)%	(0.22)%	(0.81	)%(3)
Portfolio Turnover	15%		55%	53%	42%	50%	13%
Total Return(4)	11.30%		13.85%	10.54%	6.43%	25.97%	(14.72)%
Net assets, end of period (000's omitted)	$105,317		$97,877	$76,091	$67,130	$46,112	$17,149

(1)  For the period from the start of business, March 1, 2002, to October 31, 2002.

(2)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of the average daily net assets for the six months ended April 30, 2007 and for each of the years ended October 31, 2006, 2005, and 2004). A portion of the waiver was borne by the sub-advisor.

(3)  Annualized.

(4)  Total return is not computed on an annualized basis.

See notes to financial statements
20

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Tax-Managed Mid-Cap Core Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 33.1% and 66.9% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices, or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

21

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket security will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly-acquired stock.

Exposure to loss on an index or basket security sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or basket security sold short are not held by the Portfolio. Such losses may be substantial.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

K  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising

22

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2007, the advisory fee amounted to $404,807. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. BMR and Atlanta Capital have agreed to reduce their respective investment advisory fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the six months ended April 30, 2007, BMR waived $988 of its advisory fee. Atlanta Capital, in return, waived $988 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee and sub-adviser fees. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $14,905,763 and $17,420,119, respectively, for the six months ended April 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$76,287,361
Gross unrealized appreciation	$28,243,712
Gross unrealized depreciation	(167,711)
Net unrealized appreciation	$28,076,001

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2007.

23

Tax-Managed Mid-Cap Core Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2007.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

24

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

25

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Mid-Cap Core Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Mid-Cap Core Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Atlanta Capital Management (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

26

Eaton Vance Tax-Managed Mid-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three- year periods ended September 30, 2006 for the Fund. The Board noted that action was taken during 2006 to improve the performance of the Fund and concluded that such actions were effective.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser waived fees and/or paid expenses for the Fund and had agreed to waive fees and/or pay expenses in an additional amount for the next three years.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance Tax-Managed Mid-Cap Core Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Mid-Cap Core Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

28

Eaton Vance Tax-Managed Mid-Cap Core Fund

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Mid-Cap Core Portfolio

Officers
James B. Hawkes
President and Trustee
William O. Bell, IV
Vice President and
Co-Portfolio Manager
Thomas E. Faust Jr.
Vice President and Trustee
William R. Hackney, III
Vice President and
Co-Portfolio Manager
Marilyn Robinson Irvin
Vice President and
Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

29

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Investment Adviser of Tax-Managed Mid-Cap Core Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of Tax-Managed Mid-Cap Core Portfolio
Atlanta Capital Management Company L.L.C.

1349 West Peachtree Street

Suite 1600

Atlanta, GA 30309

Administrator of Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Mid-Cap Core Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective, risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1301-6/07  TMMCCSRC

Semiannual Report April 30, 2007

EATON VANCE
TAX-MANAGED
MULTI-CAP
OPPORTUNITY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

I N V E S T M E N T  U P D A T E

Arieh Coll

Portfolio Manager

The Fund

Performance For The Past Six Months

•      During the six months ended April 30, 2007, the Fund’s Class A shares had a total return of 17.39%. This return was the result of an increase in net asset value (NAV) per share to $14.69 on April 30, 2007, from $12.75 on October 31, 2006, plus the reinvestment of $0.2529 per share in distributions from net realized gains.(1)

•      The Fund’s Class B shares had a total return of 16.95% during the same period, the result of an increase in NAV per share to $13.84 from $12.07, plus the reinvestment of $0.2529 per share in distributions from net realized gains.(1)

•      The Fund’s Class C shares had a total return of 16.93% during the same period, the result of an increase in NAV per share to $13.86 from $12.09, plus the reinvestment of $0.2529 per share in distributions from net realized gains.(1)

•      For comparison, the Fund’s benchmark, the S&P 500 Index – a broad-based, unmanaged market index of common stocks – had a total return of 8.60% during the same period. The Russell Mid-Cap Growth Index, an unmanaged market index of mid-cap growth stocks that more closely tracks the Fund’s investments, had a total return of 11.77%. The Fund’s peer group, the Lipper Mid-Cap Growth Funds Classification, had an average return of 11.52% for the same period.(2)

See pages 2 and 3 for more performance information, including after-tax returns.

Management Discussion

•      Stock selection was the key driver of the Fund’s performance during the six-month period, helping it to outperform the broader stock market, as measured by the S&P 500 Index, as well as the Russell Mid-Cap Growth Index. The Fund also outperformed the average return of funds in its Lipper peer group by a significant margin.(2) The Fund currently invests its assets in a separate registered investment company, Tax-Managed Multi-Cap Opportunity Portfolio (the “Portfolio”), with the same objective and policies as the Fund.

•      During the six months ended April 30, 2007, U.S. stock markets generally performed well, amid continued optimism about the economy, inflation, interest rates and corporate profits. The period saw an increase in volatility, however, with significant declines in both U.S. and international equity markets from late February through mid March 2007. However, markets recovered late in the period, as lower first-quarter GDP growth in the U.S. was offset by better-than-expected corporate profit reports.

•      During the period, the Portfolio benefited from strong stock selection in several sectors. Portfolio holdings in the information technology sector continued to shine, with stocks in the semiconductor and communications industries performing especially well. The Portfolio’s holdings in the industrials sector, especially in the construction and engineering industry, performed well, as did metals and mining stocks within the materials sector.(3)

•      In the consumer staples and telecommunications sectors, the Portfolio was overweighted, relative to the Russell Mid-Cap Growth Index, and stock selection was advantageous.(2) In consumer staples, Portfolio holdings in the tobacco and food products industries performed well, while in the telecommuncations sector, wireless stocks continued to show impressive gains.(3)

•      The Fund’s strong performance for the period reflects its continued strategy of focusing on companies that management expects to have earnings growth over the long term that is faster than the growth rates of the U.S. economy and the stock market as a whole.

•      Effective July 1, 2007, the Fund will change its name to Eaton Vance Tax-Managed Multi-Cap Growth Fund, and the Portfolio in which it invests will change its name to Tax-Managed Multi-Cap Growth Portfolio.

(1)   These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)   It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)   Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

1

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

F U N D  P E R FO R M A N C E

Performance(1)

	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	17.39%	16.95%	16.93%
One Year	17.66	16.86	16.83
Five Years	9.38	8.55	8.56
Life of Fund†	6.39	5.51	5.53

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	10.62%	11.95%	15.93%
One Year	10.87	11.86	15.83
Five Years	8.10	8.26	8.56
Life of Fund†	5.47	5.51	5.53

†      Inception Dates – Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00

(1)  Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual Operating Expenses(2)

	Class A	Class B	Class C

Expense Ratio	1.50%	2.25%	2.25%

(2)   From the Fund’s prospectus dated 3/1/07

Top Ten Holdings(3)

By net assets

Foster Wheeler, Ltd.	4.9%
Blue Pearl Mining, Ltd.	4.1
Carolina Group	3.7
SXR Uranium One, Inc.	3.5
Celgene Corp.	3.1
Pilgrim’s Pride Corp.	3.1
Shire PLC (ADS)	3.0
CommScope, Inc.	3.0
NII Holdings, Inc.	2.6
Rogers Communications, Inc.	2.5

(3)   Top Ten Holdings represented 33.5% of Portfolio net assets as of 4/30/07. Holdings are subject to change due to active management.

Common Stock Investments by Sector(4)

By net assets

(4)   As a percentage of the Portfolio’s net assets as of 4/30/07. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns (For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	17.66%	9.38%	6.39%
Return After Taxes on Distributions	17.34	9.25	6.30
Return After Taxes on Distributions and Sale of Fund Shares	11.86	8.14	5.55

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	10.87%	8.10%	5.47%
Return After Taxes on Distributions	10.56	7.98	5.38
Return After Taxes on Distributions and Sale of Fund Shares	7.42	7.01	4.73

Average Annual Total Returns (For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	16.83%	8.56%	5.53%
Return After Taxes on Distributions	16.49	8.43	5.45
Return After Taxes on Distributions and Sale of Fund Shares	11.34	7.41	4.79

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	15.83%	8.56%	5.53%
Return After Taxes on Distributions	15.49	8.43	5.45
Return After Taxes on Distributions and Sale of Fund Shares	10.69	7.41	4.79

Average Annual Total Returns (For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	16.86%	8.55%	5.51%
Return After Taxes on Distributions	16.51	8.42	5.43
Return After Taxes on Distributions and Sale of Fund Shares	11.36	7.41	4.77

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	11.86%	8.26%	5.51%
Return After Taxes on Distributions	11.51	8.13	5.43
Return After Taxes on Distributions and Sale of Fund Shares	8.11	7.15	4.77

Class A of the Fund commenced investment operations on 6/30/00. Class B and Class C of the Fund commenced investment operations on 7/10/00. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,173.90	$8.03
Class B	$1,000.00	$1,169.50	$12.05
Class C	$1,000.00	$1,169.30	$12.05
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.45
Class B	$1,000.00	$1,013.70	$11.18
Class C	$1,000.00	$1,013.70	$11.18

* Expenses are equal to the Fund's annualized expense ratio of 1.49% for Class A shares, 2.24% for Class B shares and 2.24% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Tax-Managed Multi-Cap Opportunity Portfolio, at value (identified cost, $53,594,978)	$71,070,499
Receivable for Fund shares sold	28,814
Total assets	$71,099,313
Liabilities
Payable for Fund shares redeemed	$241,862
Payable to affiliate for distribution and service fees	39,044
Payable to affiliate for Administration fees	8,676
Payable to affiliate for Trustees' fees	140
Accrued expenses	35,990
Total liabilities	$325,712
Net Assets	$70,773,601
Sources of Net Assets
Paid-in capital	$44,160,519
Undistributed net realized gain from Portfolio (computed on the basis of identified cost)	8,776,690
Undistributed net investment income	360,871
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	17,475,521
Total	$70,773,601
Class A Shares
Net Assets	$30,781,793
Shares Outstanding	2,095,408
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.69
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.69)	$15.59
Class B Shares
Net Assets	$18,535,032
Shares Outstanding	1,339,499
Net Asset Value and Offering Price Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.84
Class C Shares
Net Assets	$21,456,776
Shares Outstanding	1,547,816
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.86
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $1,664)	$855,021
Interest allocated from Portfolio	104,565
Security lending income allocated from Portfolio, net	31,603
Expenses allocated from Portfolio	(245,183)
Net investment income from Portfolio	$746,006
Expenses
Administration fee	$49,260
Trustees' fees and expenses	834
Distribution and service fees Class A	34,859
Class B	90,312
Class C	98,652
Transfer and dividend disbursing agent fees	42,565
Registration fees	31,191
Legal and accounting services	11,327
Printing and postage	10,664
Custodian fee	9,587
Miscellaneous	5,884
Total expenses	$385,135
Net investment income	$360,871
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$8,922,755
Foreign currency transactions	(1,300)
Net realized gain	$8,921,455
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,151,387
Foreign currency	(861)
Net change in unrealized appreciation (depreciation)	$1,150,526
Net realized and unrealized gain	$10,071,981
Net increase in net assets from operations	$10,432,852

See notes to financial statements
5

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income (loss)	$360,871	$(356,940)
Net realized gain from investment transactions, and foreign currency transactions	8,921,455	2,047,034
Net change in unrealized appreciation from investments and foreign currency transactions	1,150,526	8,858,896
Net increase in net assets from operations	$10,432,852	$10,548,990
Distributions to shareholders — From net realized gain Class A	$(505,546)	$(447,887)
Class B	(360,203)	(395,639)
Class C	(382,895)	(366,402)
Total distributions to shareholders	$(1,248,644)	$(1,209,928)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$2,710,191	$3,970,806
Class B	286,056	898,574
Class C	1,089,401	1,548,690
Net asset value of shares issued to shareholders in payment of distributions declared Class A	454,534	398,777
Class B	304,962	337,218
Class C	296,062	287,811
Cost of shares redeemed Class A	(2,394,566)	(5,412,727)
Class B	(1,873,773)	(4,094,237)
Class C	(863,945)	(3,042,799)
Net asset value of shares exchanged Class A	472,865	827,803
Class B	(472,865)	(827,803)
Net increase (decrease) in net assets from Fund share transactions	$8,922	$(5,467,887)
Net increase in net assets	$9,193,130	$3,781,175
Net Assets
At beginning of period	$61,580,471	$57,709,296
At end of period	$70,773,601	$61,580,471
Undistributed net investment income included in net assets
At end of period	$360,871	$—

See notes to financial statements
6

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$12.750		$10.850	$10.060	$9.690	$7.250	$8.380
Income (loss) from operations
Net investment income (loss)	$0.105		$(0.019)	$(0.072)	$(0.083)	$(0.116)	$(0.114)
Net realized and unrealized gain (loss)	2.088		2.144	0.862	0.453	2.556	(1.016)
Total income (loss) from operations	$2.193		$2.125	$0.790	$0.370	$2.440	$(1.130)
Less distributions
From net realized gain	$(0.253)		$(0.225)	$—	$—	$—	$—
Total distributions	$(0.253)		$(0.225)	$—	$—	$—	$—
Net asset value — End of period	$14.690		$12.750	$10.850	$10.060	$9.690	$7.250
Total Return(2)	17.39%		19.84%	7.85%	3.82%	33.66%	(13.48)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$30,782		$25,559	$21,998	$23,462	$19,884	$14,289
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.49	%(4)	1.49%	1.55%	1.52%	1.66%	1.60%
Expenses after custodian fee reduction(3)	1.49	%(4)	1.49%	1.55%	1.52%	1.66%	1.60%
Net investment income (loss)	1.54	%(4)	(0.16)%	(0.67)%	(0.84)%	(1.42)%	(1.35)%
Portfolio Turnover	75%		181%	217%	239%	224%	225%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualised basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses. The Portfolio's advisor voluntarily waived a portion of its investment advisory fee (equal to 0.01%, 0.01%, and 0.07% of average net assets for 2006, 2004, and 2002, respectively).

(4)  Annualized.

See notes to financial statements
7

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$12.070		$10.350	$9.680	$9.390	$7.080	$8.260
Income (loss) from operations
Net investment income (loss)	$0.049		$(0.096)	$(0.146)	$(0.153)	$(0.173)	$(0.175)
Net realized and unrealized gain (loss)	1.974		2.041	0.816	0.443	2.483	(1.005)
Total income (loss) from operations	$2.023		$1.945	$0.670	$0.290	$2.310	$(1.180)
Less distributions
From net realized gain	$(0.253)		$(0.225)	$—	$—	$—	$—
Total distributions	$(0.253)		$(0.225)	$—	$—	$—	$—
Net asset value — End of period	$13.840		$12.070	$10.350	$9.680	$9.390	$7.080
Total Return(2)	16.95%		19.04%	6.92%	3.09%	32.63%	(14.29)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,535		$17,797	$18,653	$20,928	$20,868	$11,939
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	2.24	%(4)	2.24%	2.30%	2.27%	2.41%	2.35%
Expenses after custodian fee reduction(3)	2.24	%(4)	2.24%	2.30%	2.27%	2.41%	2.35%
Net investment income (loss)	0.77	%(4)	(0.85)%	(1.42)%	(1.60)%	(2.16)%	(2.10)%
Portfolio Turnover	75%		181%	217%	239%	224%	225%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualised basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses. The Portfolio's advisor voluntarily waived a portion of its investment advisory fee (equal to 0.01%, 0.01%, and 0.07% of average net assets for 2006, 2004, and 2002, respectively).

(4)  Annualized

See notes to financial statements
8

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)	2003(1)	2002(1)
Net asset value — Beginning of period	$12.090		$10.370	$9.700	$9.410	$7.090	$8.270
Income (loss) from operations
Net investment income (loss)	$0.050		$(0.100)	$(0.146)	$(0.151)	$(0.172)	$(0.175)
Net realized and unrealized gain (loss)	1.973		2.045	0.816	0.441	2.492	(1.005)
Total income (loss) from operations	$2.023		$1.945	$0.670	$0.290	$2.320	$(1.180)
Less distributions
From net realized gain	$(0.253)		$(0.225)	$—	$—	$—	$—
Total distributions	$(0.253)		$(0.225)	$—	$—	$—	$—
Net asset value — End of period	$13.860		$12.090	$10.370	$9.700	$9.410	$7.090
Total Return(2)	16.93%		19.01%	6.91%	3.08%	32.72%	(14.27)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,457		$18,224	$17,058	$18,373	$15,902	$11,432
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	2.24	%(4)	2.24%	2.30%	2.27%	2.41%	2.35%
Expenses after custodian fee reduction(3)	2.24	%(4)	2.24%	2.30%	2.27%	2.41%	2.35%
Net investment income (loss)	0.78	%(4)	(0.89)%	(1.42)%	(1.57)%	(2.16)%	(2.10)%
Portfolio Turnover	75%		181%	217%	239%	224%	225%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualised basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses. The Portfolio's advisor voluntarily waived a portion of its investment advisory fee (equal to 0.01%, 0.01%, and 0.07% of average net assets for 2006, 2004, and 2002, respectively).

(4)  Annualized

See notes to financial statements
9

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.3%) at April 30, 2007. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the

10

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December ) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and those on a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	197,097	329,204
Issued to shareholders electing to receive payments of distributions in Fund shares	33,895	35,104
Redemptions	(174,901)	(457,212)
Exchange From Class B shares	34,699	69,376
Net increase (decrease)	90,790	(23,528)

Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	22,165	78,552
Issued to shareholders electing to receive payments of distributions in Fund shares	24,070	31,138
Redemptions	(144,624)	(363,548)
Exchange to Class A shares	(36,742)	(73,046)
Net decrease	(135,131)	(326,904)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	83,574	137,125
Issued to shareholders electing to receive payments of distributions in Fund shares	23,330	26,551
Redemptions	(66,426)	(301,010)
Net increase (decrease)	40,478	(137,334)

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2007, the administration fee amounted to $49,260. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2007, EVM received $3,801 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,147 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

11

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $34,859 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $67,734 and $73,989 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $602,000 and $981,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $22,578 and $24,663, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to CDSC up to 1% if redeemed within two years of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $13,000 and $200 of CDSC paid by shareholders for Class B and Class C shares, respectively for the six months ended April 30, 2007. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2007, aggregated $4,627,910 and $6,030,710, respectively.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification,

12

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

13

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Biotechnology — 5.9%
Arena Pharmaceuticals, Inc.(1)	1,000	$13,030
Celgene Corp.(1)	88,000	5,382,080
Cephalon, Inc.(1)(2)	46,000	3,662,060
Gilead Sciences, Inc.(1)	12,500	1,021,500
		$10,078,670
Capital Markets — 1.3%
E*Trade Financial Corp.(1)	67,000	$1,479,360
FCStone Group, Inc.(1)	15,779	711,002
		$2,190,362
Chemicals — 0.0%
Potash Corporation of Saskatchewan, Inc.	500	$89,760
		$89,760
Commercial Services & Supplies — 0.5%
Copart, Inc.(1)	27,734	$803,731
		$803,731
Communications Equipment — 6.3%
CommScope, Inc.(1)	109,000	$5,084,850
Research in Motion, Ltd.(1)	25,455	3,349,369
Riverbed Technology, Inc.(1)(2)	74,000	2,361,340
		$10,795,559
Computer Peripherals — 3.2%
Apple, Inc.(1)	24,000	$2,395,200
Brocade Communications Systems, Inc.(1)	316,000	3,087,320
		$5,482,520
Construction & Engineering — 5.4%
Fluor Corp.	8,800	$841,456
Foster Wheeler, Ltd.(1)	122,600	8,438,558
		$9,280,014
Containers & Packaging — 1.5%
Owens-Illinois, Inc.(1)	86,100	$2,590,749
		$2,590,749

Security	Shares	Value
Diversified Consumer Services — 2.8%
Apollo Group, Inc., Class A(1)(2)	52,000	$2,459,600
Bright Horizons Family Solutions, Inc.(1)	100	3,862
Capella Education Co.(1)	100	3,495
DeVry, Inc.	71,000	2,342,290
		$4,809,247
Diversified Telecommunication Services — 0.0%
BigBand Networks, Inc.(1)	893	$18,280
		$18,280
Electrical Equipment — 0.6%
General Cable Corp.(1)	18,000	$1,033,920
		$1,033,920
Electronic Equipment & Instruments — 0.5%
Daktronics, Inc.(2)	36,000	$820,080
		$820,080
Energy Equipment & Services — 1.5%
Diamond Offshore Drilling, Inc.	20,000	$1,712,000
Hornbeck Offshore Services, Inc.(1)	30,000	948,900
		$2,660,900
Food & Staples Retailing — 1.6%
Shoppers Drug Mart Corp.	33,000	$1,510,628
Susser Holdings Corp.(1)(2)	77,232	1,170,065
		$2,680,693
Food Products — 4.6%
Dean Foods Co.	72,000	$2,622,960
Pilgrim's Pride Corp.	146,000	5,330,460
		$7,953,420
Health Care Equipment & Supplies — 1.2%
American Medical Systems Holdings, Inc.(1)(2)	47,000	$833,310
Thoratec Corp.(1)	60,625	1,189,462
		$2,022,772

See notes to financial statements
14

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 1.4%
DaVita, Inc.(1)(2)	16,075	$877,856
Henry Schein, Inc.(1)	28,000	1,459,640
		$2,337,496
Hotels, Restaurants & Leisure — 1.7%
Cheesecake Factory, Inc.(1)(2)	45,000	$1,242,000
Scientific Games Corp., Class A(1)(2)	53,000	1,764,370
		$3,006,370
Insurance — 0.0%
Progressive Corp.	400	$9,228
		$9,228
Internet Software & Services — 4.3%
Ariba, Inc.(1)	223,307	$1,969,568
DealerTrack Holdings, Inc.(1)	32,500	1,072,500
Equinix, Inc.(1)(2)	500	41,735
Google, Inc., Class A(1)	6,642	3,130,906
Skillsoft PLC Sponsored ADR(1)	150,000	1,210,500
Switch and Data Facilities Co., Inc.(1)(2)	3,448	63,202
		$7,488,411
IT Services — 2.1%
MasterCard, Inc., Class A(2)	12,000	$1,340,160
MoneyGram International, Inc.(2)	80,996	2,302,716
WNS Holdings, Ltd. ADR(1)	52	1,382
		$3,644,258
Life Sciences Tools & Services — 1.9%
Cambrex Corp.	133,000	$3,226,580
		$3,226,580
Machinery — 1.2%
Titan International, Inc.(2)	75,000	$2,113,500
		$2,113,500
Media — 2.3%
Comcast Corp., Class A(1)	117,000	$3,119,220
Virgin Media, Inc.	34,000	857,820
		$3,977,040

Security	Shares	Value
Metals & Mining — 10.1%
Aber Diamond Corp.(2)	16,927	$613,434
Blue Pearl Mining, Ltd.(1)	430,000	7,003,574
Bolnisi Gold NL(1)	100	259
Freeport-McMoRan Copper & Gold, Inc.	25,500	1,712,580
Gammon Lake Resources, Inc.(1)	237,000	3,827,550
Golden Star Resources, Ltd.(1)(2)	885,867	3,888,956
United States Steel Corp.	1,000	101,540
Western Copper Corp.(1)	110,000	196,082
		$17,343,975
Multiline Retail — 0.6%
Bon-Ton Stores, Inc. (The)(2)	21,000	$1,043,070
		$1,043,070
Oil, Gas & Consumable Fuels — 9.7%
CNX Gas Corp.(1)	40,000	$1,122,400
ConocoPhillips	23,000	1,595,050
Goodrich Petroleum Corp.(1)(2)	1,000	35,130
Hess Corp.	61,400	3,484,450
Occidental Petroleum Corp.	21,000	1,064,700
Quicksilver Resources, Inc.(1)(2)	61,000	2,553,460
Rosetta Resources, Inc.(1)	40,000	860,400
SXR Uranium One, Inc.(1)(2)	398,909	6,009,894
W&T Offshore, Inc.	1,000	30,350
		$16,755,834
Personal Products — 2.7%
Herbalife, Ltd.	70,730	$2,835,566
Playtex Products, Inc.(1)	118,000	1,795,960
		$4,631,526
Pharmaceuticals — 4.9%
Abbott Laboratories	30,000	$1,698,600
Elan Corp. PLC Sponsored ADR(1)(2)	54,000	749,520
Flamel Technologies SA Sponsored ADR(1)	100	2,891
Ipsen SA	14,500	768,651
Shire Pharmaceuticals Group PLC ADR	75,000	5,241,750
		$8,461,412

See notes to financial statements
15

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.(2)	43,210	$687,471
MFA Mortgage Investments, Inc.	1,000	7,300
		$694,771
Real Estate Management & Development — 0.0%
Move, Inc.(1)	1,013	$4,700
		$4,700
Semiconductors & Semiconductor Equipment — 2.8%
Applied Micro Circuits Corp.(1)	555,000	$1,559,550
Atheros Communications, Inc.(1)(2)	69,000	1,848,510
MEMC Electronic Materials, Inc.(1)	27,000	1,481,760
Tessera Technologies, Inc.(1)(2)	500	21,395
		$4,911,215
Software — 3.3%
Glu Mobile, Inc.(1)	7,143	$80,252
i2 Technologies, Inc.(1)(2)	133,000	3,386,180
Transaction Systems Architects, Inc., Class A(1)	27,000	856,710
Veraz Networks, Inc.(1)(2)	204,032	1,415,982
		$5,739,124
Specialty Retail — 2.0%
GameStop Corp., Class A(1)	72,000	$2,388,240
OfficeMax, Inc.	20,500	1,009,010
		$3,397,250
Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc.(1)(2)	4,871	$161,133
		$161,133
Thrifts & Mortgage Finance — 0.9%
BankUnited Financial Corp., Class A(2)	500	$10,825
IndyMac Bancorp, Inc.(2)	49,000	1,481,760
		$1,492,585
Tobacco — 3.7%
Lowes Corp. - Carolina Group	82,773	$6,334,618
		$6,334,618

Security	Shares	Value
Wireless Telecommunication Services — 5.1%
NII Holdings, Inc., Class B(1)(2)	58,000	$4,451,500
Philippine Long Distance Telephone Co. ADR	1,000	53,410
Rogers Communications, Inc., Class B(2)	114,000	4,350,240
		$8,855,150
Total Common Stocks (identified cost $127,542,822)		$168,939,923
Short-Term Investments — 25.1%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.29%(3)(4)	43,238	$43,238,478
Investment in Cash Management Portfolio, 4.70%(3)	52	51,706
Total Short-Term Investments (at identified cost, $43,290,184)		$43,290,184
Total Investments — 123.2% (identified cost $170,833,006)		$212,230,107
Other Assets, Less Liabilities — (23.2)%		$(40,034,254)
Net Assets — 100.0%		$172,195,853

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at April 30, 2007.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

(4)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral recieved for securities on loan as of April 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements
16

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated Investments, at value including $41,304,920 of securities on loan (identified cost, $127,542,822)	$168,939,923
Affiliated Investments, at value (identified cost $43,290,184)	43,290,184
Receivable for investments sold	7,409,516
Dividends and interest receivable	219,662
Interest receivable from affiliated investment	40,741
Total assets	$219,900,026
Liabilities
Collateral for securities loaned	$43,238,478
Payable for investments purchased	3,754,996
Demand note payable	400,000
Payable to affiliate for investment advisory fees	86,942
Payable to affiliate for Trustees' fees	729
Payable for open forward foreign currency contracts	8,640
Accrued expenses	214,388
Total liabilities	$47,704,173
Net Assets applicable to investors' interest in Portfolio	$172,195,853
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$130,800,822
Net unrealized appreciation (computed on the basis of identified cost)	41,395,031
Total	$172,195,853

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends (net of foreign taxes, $4,051)	$2,082,026
Interest	14,612
Security lending income, net	76,817
Interest income allocated from affiliated investments	239,862
Expenses allocated from affiliated investments	(22,795)
Total investment income	$2,390,522
Expenses
Investment adviser fee	$498,421
Trustees' fees and expenses	4,281
Custodian fee	53,748
Legal and accounting services	16,645
Miscellaneous	1,221
Total expenses	$574,316
Deduct — Reduction of custodian fee	$25
Total expense reductions	$25
Net expenses	$574,291
Net investment income	$1,816,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$20,888,044
Foreign currency transactions	(3,162)
Net realized gain	$20,884,882
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$3,615,478
Foreign currency	(2,070)
Net change in unrealized appreciation (depreciation)	$3,613,408
Net realized and unrealized gain	$24,498,290
Net increase in net assets from operations	$26,314,521

See notes to financial statements
17

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$1,816,231	$849,450
Net realized gain from investment transactions and foreign currency transactions	20,884,882	2,581,130
Net change in unrealized appreciation (depreciation) from investments and foreign currency transactions	3,613,408	23,593,390
Net increase in net assets from operations	$26,314,521	$27,023,970
Capital transactions — Contributions	$4,155,045	$8,380,760
Withdrawals	(8,836,409)	(20,616,323)
Net decrease in net assets from capital transactions	$(4,681,364)	$(12,235,563)
Net increase in net assets	$21,633,157	$14,788,407
Net Assets
At beginning of period	$150,562,696	$135,774,289
At end of period	$172,195,853	$150,562,696

See notes to financial statements
18

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.76	%(2)	0.76%	0.77%	0.76%	0.79%	0.82%
Expenses after custodian fee reduction(1)	0.76	%(2)	0.76%	0.77%	0.76%	0.79%	0.82%
Net investment income (loss)	2.27	%(2)	0.59%	0.10%	(0.06)%	(0.54)%	(0.58)%
Portfolio Turnover	75%		181%	217%	239%	224%	225%
Total Return(3)	17.81%		20.69%	8.71%	4.60%	34.80%	(12.80)%
Net assets, end of period (000's omitted)	$172,196		$150,563	$135,774	$108,894	$86,988	$48,896

(1)  The advisor voluntarily waived a portion of its investment advisory fee (equal to 0.01% of average net assets for 2006 and 2004, respectively).

(2)  Annualized.

(3)  Total return is not computed on an annualized basis.

See notes to financial statements
19

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2007, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 41.3% and 58.6% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Globaal Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral), both are affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral are valued at net asset value per share on the valuation date. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for

20

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Securities Sold Short — The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against the box) in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and

21

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended April 30, 2007, the Portfolio's advisory fee totaled $520,558, of which $22,137 was allocated from Cash Management and $498,421 was paid or accrued directly by the Portfolio. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $116,903,738 and $115,940,757, respectively, for the six months ended April 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007 as determined on a federal income tax basis, were as follows:

Aggregate cost	$171,370,408
Gross unrealized appreciation	$42,803,871
Gross unrealized depreciation	(1,944,172)
Net unrealized appreciation	$40,859,699

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2007, the Portfolio had a balance outstanding

22

Tax-Managed Multi-Cap Opportunity Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

pursuant to this line of credit of $400,000. The Portfolio did not have any significant borrowings or allocated fees furing the six months ended April 30, 2007.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2007 there were no outstanding obligations under these financial instruments.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $995,442 for the six months ended April 30, 2007. At April 30, 2007, the value of the securities loaned and the value of the collateral amounted to $41,304,920 and $43,238,478, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

23

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Multi-Cap Opportunity Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board concluded that performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

27

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Multi-Cap Opportunity Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

28

Investment Adviser of Tax-Managed Multi-Cap Opportunity Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Multi-Cap Opportunity Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

824-6/07  TMCAPSRC

Semiannual Report April 30, 2007

EATON VANCE
TAX-MANAGED
SMALL-CAP
GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission ("the SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

INVESTMENT UPDATE

Nancy B.Tooke, CFA
Portfolio Manager

The Fund

Performance for the Past Six Months

•       For the six months ended April 30, 2007, Eaton Vance Tax-Managed Small-Cap Growth Fund’s (the “Fund”) Class A shares had a total return of 15.02%. This return was the result of an increase in net asset value (NAV) per share to $14.40 on April 30, 2007, from $12.52 on October 31, 2006.(1)

•       The Fund’s Class B shares had a total return of 14.63% for the same period, the result of an increase in NAV per share to $13.40 from $11.69.(1)

•       The Fund’s Class C shares had a total return of 14.59% for the same period, the result of an increase in NAV per share to $13.35 from $11.65.(1)

•       For comparison, the Fund’s benchmark, the Russell 2000 Index – an unmanaged market index of smallcap stocks – had a total return of 6.86%, while the S&P SmallCap 600 Index – a broad-based, unmanaged market index of 600 small-capitalization stocks trading in the U.S. – had a total return of 8.41%.(2) The Fund’s peer group, the Lipper Small-Cap Growth Funds Classification, had an average total return of 9.12% for the same period.(2)

See pages 2 and 3 for more performance information, including after-tax returns.

Management Discussion

•       During the six months ended April 30, 2007, U.S. stock markets generally performed well, as investors continued to feel cautiously optimistic about the economy, inflation, interest rates and corporate profits. The period saw an increase in volatility, however, with significant declines in the U.S. and international equity markets from late February through mid-March 2007. However, markets recovered late in the period, as lower first-quarter Gross Domestic Product growth was offset by better-than-expected corporate profit reports.

•       For the six months ended April 30, 2007, the Fund strongly outperformed its benchmark and its Lipper peer group. The Fund invests its assets in Tax-Managed Small Cap Growth Portfolio (the “Portfolio”), a separate investment company with the same objectives and investment policies as the Fund. The Portfolio remained focused on companies that are reasonably priced relative to their fundamental value and, in management’s view, have a favorable earnings growth outlook.

•       Stock selection in the consumer discretionary and financial sectors contributed significantly to the Fund’s performance during the period. Among consumer discretionary stocks, producers of home products were additive, especially makers of branded home appliances and consumer products and producers of wireless control products used in home entertainment systems. Discount retailers also fared well, benefiting from strong sales of furniture and consumer electronics.(3)

•       In the financial area, the Portfolio saw favorable performance during the period from its asset manager and insurance stocks, as the increasing urgency of retirement planning resulted in strong asset growth. The Portfolio benefited from an underweighting of commercial banks and mortgage lenders. In the industrial sector, the Portfolio’s machinery stocks were good performers.(3) Manufacturers of earthmoving, construction and mining equipment enjoyed strong earnings growth as a result of robust global demand and the favorable weak-dollar effect on foreign earnings.

•       Some of the Portfolio’s lagging performers during the period ended April 30, 2007 were in the health care sector, most notably, health care equipment and biotechnology stocks with erratic earnings. The consumer staples sector was also a slight drag on performance, with some consumer staples retailers suffering from lower margins.(3)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)       Sector and industry weightings are subject to change due to active management.

1

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	15.02%	14.63%	14.59%
One Year	14.74	14.04	13.91
Five Years	7.27	6.46	6.46
Life of Fund†	3.87	3.10	3.06
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	8.43%	9.63%	13.59%
One Year	8.11	9.04	12.91
Five Years	6.00	6.14	6.46
Life of Fund†	3.23	3.10	3.06

† Inception Dates – Class A: 9/25/97; Class B: 9/29/97; Class C: 9/29/97

(1)  Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C
Expense Ratio	1.41%	2.16%	2.16%

(2)   From the Fund’s prospectus dated 3/1/07.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Top Ten Equity Holdings(3)

By net assets

Jarden Corp.	2.7%
Terra Industries, Inc.	2.4%
FLIR Systems, Inc.	2.1%
FTI Consulting, Inc.	2.1%
Central European Media Enterprises, Ltd.	2.1%
Dresser-Rand Group, Inc.	2.0%
Foster Wheeler Ltd.	2.0%
Sybase, Inc.	1.9%
Verigy, Ltd.	1.9%
Titan International, Inc.	1.9%

(3)          Top Ten Equity Holdings represented 21.1% of Portfolio net assets as of April 30, 2007. Holdings are subject to change due to active management.

Common Stock Investments by Sector(4)

By net assets

(4)          As a percentage of the Portfolio’s net assets as of 4/30/07. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

2

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	14.74%	7.27%	3.87%
Return After Taxes on Distributions	14.74	7.27	3.87
Return After Taxes on Distributions and Sale of Fund Shares	9.58	6.30	3.37

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	8.11%	6.00%	3.23%
Return After Taxes on Distributions	8.11	6.00	3.23
Return After Taxes on Distributions and Sale of Fund Shares	5.27	5.18	2.80

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	13.91%	6.46%	3.06%
Return After Taxes on Distributions	13.91	6.46	3.06
Return After Taxes on Distributions and Sale of Fund Shares	9.04	5.59	2.65

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	12.91%	6.46%	3.06%
Return After Taxes on Distributions	12.91	6.46	3.06
Return After Taxes on Distributions and Sale of Fund Shares	8.39	5.59	2.65

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	14.04%	6.46%	3.10%
Return After Taxes on Distributions	14.04	6.46	3.10
Return After Taxes on Distributions and Sale of Fund Shares	9.13	5.59	2.69

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	9.04%	6.14%	3.10%
Return After Taxes on Distributions	9.04	6.14	3.10
Return After Taxes on Distributions and Sale of Fund Shares	5.88	5.31	2.69

Class A of the Fund commenced investment operations on 9/25/97, and Class B and Class C of the Fund commenced investment operations on 9/29/97. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge or applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from thise shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Small-Cap Growth Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,150.20	$7.20
Class B	$1,000.00	$1,146.30	$11.18
Class C	$1,000.00	$1,145.90	$11.17
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.76
Class B	$1,000.00	$1,014.40	$10.49
Class C	$1,000.00	$1,014.40	$10.49

* Expenses are equal to the Fund's annualized expense ratio of 1.35% for Class A shares, 2.10% for Class B shares and 2.10% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Tax-Managed Small-Cap Growth Portfolio, at value (identified cost, $103,786,194)	$123,993,671
Receivable for Fund shares sold	905,915
Total assets	$124,899,586
Liabilities
Payable for Fund shares redeemed	$117,045
Payable to affiliate for distribution and service fees	68,073
Payable to affiliate for Trustees' fees	510
Other accrued expenses	67,263
Total liabilities	$252,891
Net Assets	$124,646,695
Sources of Net Assets
Paid-in capital	$210,476,102
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(105,335,080)
Accumulated net investment loss	(701,804)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	20,207,477
Total	$124,646,695
Class A Shares
Net Assets	$55,120,794
Shares Outstanding	3,826,613
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.40
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.40)	$15.28
Class B Shares
Net Assets	$39,988,994
Shares Outstanding	2,984,704
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.40
Class C Shares
Net Assets	$29,536,907
Shares Outstanding	2,212,763
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.35
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $5,532)	$251,555
Interest allocated from Portfolio	95,452
Expenses allocated from Portfolio	(440,709)
Net investment loss from Portfolio	$(93,702)
Expenses
Trustees' fees and expenses	$2,045
Distribution and service fees Class A	62,317
Class B	204,372
Class C	135,442
Transfer and dividend disbursing agent fees	127,516
Printing and postage	22,636
Legal and accounting services	21,349
Registration fees	14,842
Custodian fee	10,605
Miscellaneous	6,978
Total expenses	$608,102
Net investment loss	$(701,804)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$9,546,180
Foreign currency transactions	503
Net realized gain	$9,546,683
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$7,591,108
Net change in unrealized appreciation (depreciation)	$7,591,108
Net realized and unrealized gain	$17,137,791
Net increase in net assets from operations	$16,435,987

See notes to financial statements
5

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment loss	$(701,804)	$(1,183,805)
Net realized gain from investment transactions and foreign currency transactions	9,546,683	18,110,402
Net change in unrealized appreciation (depreciation) of investments and foreign currency	7,591,108	(187,670)
Net increase in net assets from operations	$16,435,987	$16,738,927
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$2,802,859	$2,101,706
Class B	257,856	533,172
Class C	1,770,365	669,239
Issued in reorganization of Eaton Vance Tax-Managed Small-Cap Growth 1.2 Class A	—	13,881,608
Class B	—	12,235,505
Class C	—	10,183,286
Cost of shares redeemed Class A	(5,366,451)	(10,091,563)
Class B	(5,244,282)	(14,186,537)
Class C	(2,638,769)	(5,854,588)
Net asset value of shares exchanged Class A	3,681,435	10,671,193
Class B	(3,681,435)	(10,671,193)
Net increase (decrease) in net assets from Fund share transactions	$(8,418,422)	$9,471,828
Net increase in net assets	$8,017,565	$26,210,755
Net Assets
At beginning of period	$116,629,130	$90,418,375
At end of period	$124,646,695	$116,629,130
Accumulated net investment loss included in net assets
At end of period	$(701,804)	$—

See notes to financial statements
6

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value — Beginning of period	$12.520		$10.300		$9.470		$9.630		$7.620	$9.840
Income (loss) from operations
Net investment loss(1)	$(0.050)		$(0.073)		$(0.105)		$(0.107)		$(0.100)	$(0.095)
Net realized and unrealized gain (loss)	1.930		2.293		0.935		(0.053)		2.110	(2.125)
Total income (loss) from operations	$1.880		$2.220		$0.830		$(0.160)		$2.010	$(2.220)
Net asset value — End of period	$14.400		$12.520		$10.300		$9.470		$9.630	$7.620
Total Return(2)	15.02%		21.55%		8.76%		(1.66	)%(3)	26.38%	(22.56)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$55,121		$46,895		$24,855		$30,172		$40,514	$44,208
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.35	%(5)	1.41	%(6)	1.44	%(6)	1.37%		1.43%	1.24%
Expenses after custodian fee reduction(4)	1.35	%(5)	1.41	%(6)	1.44	%(6)	1.37%		1.43%	1.24%
Net investment loss	(0.76	)%(5)	(0.63)%		(1.04)%		(1.12)%		(1.23)%	(1.00)%
Portfolio Turnover of the Portfolio	52%		99%		223%		282%		248%	131%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in the net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2006 and 2005, respectively).

See notes to financial statements
7

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value — Beginning of period	$11.690		$9.680		$8.980		$9.190		$7.330	$9.540
Income (loss) from operations
Net investment loss(1)	$(0.093)		$(0.152)		$(0.170)		$(0.170)		$(0.155)	$(0.161)
Net realized and unrealized gain (loss)	1.803		2.162		0.870		(0.040)		2.015	(2.049)
Total income (loss) from operations	$1.710		$2.010		$0.700		$(0.210)		$1.860	$(2.210)
Net asset value — End of period	$13.400		$11.690		$9.680		$8.980		$9.190	$7.330
Total Return(2)	14.63%		20.76%		7.80%		(2.28	)%(3)	25.38%	(23.16)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$39,989		$43,053		$47,222		$62,553		$82,345	$81,353
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.10	%(5)	2.16	%(6)	2.19	%(6)	2.12%		2.18%	1.99%
Expenses after custodian fee reduction(4)	2.10	%(5)	2.16	%(6)	2.19	%(6)	2.12%		2.18%	1.99%
Net investment loss	(1.51	)%(5)	(1.40)%		(1.79)%		(1.87)%		(1.98)%	(1.75)%
Portfolio Turnover of the Portfolio	52%		99%		223%		282%		248%	131%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in the net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2006 and 2005, respectively).

See notes to financial statements
8

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value — Beginning of period	$11.650		$9.650		$8.940		$9.160		$7.310	$9.500
Income (loss) from operations
Net investment loss(1)	$(0.093)		$(0.150)		$(0.170)		$(0.170)		$(0.154)	$(0.161)
Net realized and unrealized gain (loss)	1.793		2.150		0.880		(0.050)		2.004	(2.029)
Total income (loss) from operations	$1.700		$2.000		$0.710		$(0.220)		$1.850	$(2.190)
Net asset value — End of period	$13.350		$11.650		$9.650		$8.940		$9.160	$7.310
Total Return(2)	14.59%		20.72%		7.94%		(2.40	)%(3)	25.31%	(23.05)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$29,537		$26,681		$18,341		$25,282		$35,855	$36,789
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.10	%(5)	2.16	%(6)	2.19	%(6)	2.12%		2.18%	1.99%
Expenses after custodian fee reduction(4)	2.10	%(5)	2.16	%(6)	2.19	%(6)	2.12%		2.18%	1.99%
Net investment loss	(1.51	)%(5)	(1.38)%		(1.79)%		(1.87)%		(1.97)%	(1.75)%
Portfolio Turnover of the Portfolio	52%		99%		223%		282%		248%	131%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in the net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  The effect of the Fund's net increase from payments by affiliate and net gains (losses), through its investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines amounted to less than $0.01 per share and had no effect on total return for the year ended October 31, 2004.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2006 and 2005, respectively).

See notes to financial statements
9

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Growth Fund (formerly Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1) (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (71.9% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

E  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryforward of $117,595,342 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2009, ($61,649,604), and on October 31, 2010, ($55,945,738).

A capital loss carryforward of $1,555,676, included in the number above, will be available to the Fund as a result of the reorganization of Tax-Managed Small-Cap Growth Fund 1.2 on April 28, 2006 (see Note 8). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund, or at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid–in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	207,894	175,888
Redemptions	(400,341)	(870,120)
Exchange from Class B shares	273,905	918,538
Issued to Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 shareholders	—	1,106,591
Net increase	81,458	1,330,897
Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	20,736	48,656
Redemptions	(425,105)	(1,302,068)
Exchange to Class A shares	(293,921)	(980,419)
Issued to Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 shareholders	—	1,040,817
Net decrease	(698,290)	(1,193,014)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	136,262	60,848
Redemptions	(214,539)	(540,263)
Issued to Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 shareholders	—	869,466
Net increase (decrease)	(78,277)	390,051

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2007, EVM received $10,323 in sub-transfer agent fees.

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,390 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the 1940 Act). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $62,317 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended April 30, 2007, amounted to $153,279 and $101,582 for Class B and Class C shares, respectively. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $6,300,000 and $9,600,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $51,093, and $33,860, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $16,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the six months ended April 30, 2007. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $7,662,629 and $17,657,446 respectively for the six months ended April 30, 2007.

Eaton Vance Tax-Managed Small-Cap Growth Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Transfer of Net Assets

At the close of business on April 28, 2006, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 acquired the net assets of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 pursuant to an Agreement and Plan of Reorganization dated November 14, 2005. In accordance with the agreement, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 issued 0.806895 shares of Class A, 0.829113 shares of Class B and 0.83155 shares of Class C for each share of Class A, Class B and Class C, respectively, of Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2. As a result, Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 issued 1,106,591 Class A shares, 1,040,817 Class B shares and 869,466 Class C shares having a total aggregate value of $36,300,399. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2's net assets at the date of the transaction amounted to $36,300,399, including $7,235,328 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 was $130,106,468 with a net asset value of $12.55, $11.75 and $11.72 for Class A, Class B and Class C, respectively.9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Aerospace & Defense — 5.7%
AAR Corp.(1)	43,010	$1,313,525
Alliant Techsystems, Inc.(1)	28,230	2,629,060
Armor Holdings, Inc.(1)	44,010	3,146,715
Ceradyne, Inc.(1)	45,230	2,661,785
		$9,751,085
Biotechnology — 1.4%
Martek Biosciences Corp.(1)	112,850	$2,436,431
		$2,436,431
Capital Markets — 5.7%
Affiliated Managers Group, Inc.(1)	21,790	$2,563,158
Greenhill & Co., Inc.	32,420	2,050,565
Lazard, Ltd., Class A(2)	56,310	3,049,186
Penson Worldwide, Inc.(1)	80,360	2,155,255
		$9,818,164
Chemicals — 4.3%
International Flavors & Fragrances, Inc.	57,230	$2,785,384
Scotts Miracle-Gro Co., Class A	9,810	441,156
Terra Industries, Inc.(1)	234,770	4,141,343
		$7,367,883
Commercial Services & Supplies — 2.8%
Clean Harbors, Inc.(1)	26,920	$1,252,318
FTI Consulting, Inc.(1)	99,430	3,656,041
		$4,908,359
Communications Equipment — 2.7%
3Com Corp.(1)	492,200	$1,983,566
Harris Stratex Networks, Inc., Class A(1)	135,030	2,692,498
		$4,676,064
Computer Peripherals — 1.2%
Brocade Communications Systems, Inc.(1)	83,660	$817,358
Stratasys, Inc.(1)	27,220	1,293,767
		$2,111,125

Security	Shares	Value
Construction & Engineering — 2.0%
Foster Wheeler, Ltd.(1)(2)	49,070	$3,377,488
		$3,377,488
Diversified Consumer Services — 1.4%
DeVry, Inc.	75,650	$2,495,693
		$2,495,693
Electric Utilities — 0.8%
ITC Holdings Corp.	34,536	$1,453,275
		$1,453,275
Electronic Equipment & Instruments — 5.7%
Daktronics, Inc.	57,680	$1,313,950
Excel Technology, Inc.(1)	88,250	2,325,388
FLIR Systems, Inc.(1)	90,340	3,657,867
Zygo Corp.(1)	156,050	2,498,361
		$9,795,566
Energy Equipment & Services — 5.8%
Dresser-Rand Group, Inc.(1)	108,807	$3,472,031
Hornbeck Offshore Services, Inc.(1)	45,425	1,436,793
Input/Output, Inc.(1)	207,670	2,905,303
Natco Group, Inc.(1)	59,250	2,263,350
		$10,077,477
Health Care Equipment & Supplies — 8.8%
Cooper Cos., Inc., (The)	51,850	$2,649,535
DJ Orthopedics, Inc.(1)	46,800	1,828,008
IDEXX Laboratories, Inc.(1)	14,900	1,343,533
Respironics, Inc.(1)	58,950	2,402,802
Sirona Dental Systems, Inc.	62,470	2,062,135
West Pharmaceutical Services, Inc.	57,840	2,878,697
Wright Medical Group, Inc.(1)	86,350	2,039,587
		$15,204,297
Health Care Providers & Services — 1.3%
MWI Veterninary Supply, Inc.(1)	23,430	$870,659
VCA Antech, Inc.(1)	34,050	1,342,592
		$2,213,251

See notes to financial statements
14

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.0%
Cheesecake Factory, Inc. (The)(1)	59,650	$1,646,340
		$1,646,340
Household Durables — 4.1%
Jarden Corp.(1)	111,690	$4,706,617
Universal Electronics, Inc.(1)	80,880	2,288,904
		$6,995,521
Household Products — 1.6%
Church & Dwight Co., Inc.	53,420	$2,709,997
		$2,709,997
Insurance — 2.9%
Protective Life Corp.	56,610	$2,655,009
Security Capital Assurance, Ltd.(2)	70,750	2,271,075
		$4,926,084
IT Services — 2.9%
Euronet Worldwide, Inc.(1)	94,260	$2,625,141
MoneyGram International, Inc.	86,300	2,453,509
		$5,078,650
Life Sciences Tools & Services — 0.6%
Bruker BioSciences Corp.(1)	86,030	$990,205
		$990,205
Machinery — 2.9%
Kadant, Inc.(1)	67,390	$1,849,856
Titan International, Inc.	114,230	3,219,001
		$5,068,857
Media — 3.3%
Central European Media Enterprises, Ltd.(1)(2)	40,300	$3,632,642
Courier Corp.	51,970	2,068,406
		$5,701,048
Metals & Mining — 3.0%
Aber Diamond Corp.(2)	87,650	$3,181,144
IAMGOLD Corp.(2)	143,126	1,162,183
Meridian Gold, Inc.(1)(2)	30,460	769,115
		$5,112,442

Security	Shares	Value
Multiline Retail — 1.5%
Big Lots, Inc.(1)	79,890	$2,572,458
		$2,572,458
Oil, Gas & Consumable Fuels — 8.3%
Denbury Resources, Inc.(1)	88,600	$2,931,774
Forest Oil Corp.(1)	77,860	2,743,786
Foundation Coal Holdings, Inc.	36,020	1,418,828
Petrohawk Energy Corp.(1)	205,670	2,971,932
Quicksilver Resources, Inc.(1)	30,995	1,297,451
Range Resources Corp.	79,215	2,895,308
		$14,259,079
Personal Products — 1.5%
Playtex Products, Inc.(1)	173,550	$2,641,431
		$2,641,431
Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	45,430	$1,221,158
Douglas Emmett, Inc.	45,440	1,183,712
Equity One, Inc.	31,310	874,488
		$3,279,358
Road & Rail — 2.0%
Kansas City Southern(1)	73,500	$2,730,525
Landstar System, Inc.	14,420	696,630
		$3,427,155
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc.(1)	18,410	$451,045
AMIS Holdings, Inc.(1)	114,000	1,322,400
Intersil Corp., Class A	32,120	956,855
Verigy, Ltd.(1)(2)	127,460	3,220,914
		$5,951,214
Software — 4.4%
i2 Technologies, Inc.(1)	46,950	$1,195,347
Parametric Technology Corp.(1)	171,650	3,050,221
Sybase, Inc.(1)	137,400	3,323,706
		$7,569,274

See notes to financial statements
15

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail — 0.9%
Barnes & Noble, Inc.	41,230	$1,629,822
		$1,629,822
Trading Companies & Distributors — 1.5%
GATX Corp.	54,450	$2,668,595
		$2,668,595
Wireless Telecommunication Services — 1.8%
NII Holdings, Inc., Class B(1)	39,500	$3,031,625
		$3,031,625
Total Common Stocks (identified cost $135,322,657)		$170,945,313
Special Warrants — 0.1%
Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000
Private Placements — 0.0%
Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Short-Term Investments — 1.4%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.70%(5)	$2,397	$2,396,877
Total Short-Term Investments (identified cost, $2,396,877)		$2,396,877
Total Investments — 100.6% (identified cost $138,279,534)		$173,578,190
Other Assets, Less Liabilities — (0.6)%		$(1,020,915)
Net Assets — 100.0%		$172,557,275

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Restricted security.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(5)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	88.0%	$152,734,442
Bermuda	7.1	12,330,392
Canada	3.0	5,292,442
Singapore	1.9	3,220,914
	100.0%	$173,578,190

See notes to financial statements
16

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffiliated Investments, at value (identified cost, $135,882,657)	$171,181,313
Affiliated Investment, at value (identified cost, $2,396,877)	2,396,877
Receivable for investments sold	1,890,339
Interest receivable from affiliated investment	13,024
Dividends and interest receivable	7,523
Total assets	$175,489,076
Liabilities
Payable for investments purchased	$2,785,905
Payable to affiliate for investment advisory fees	88,249
Payable to affiliate for Trustees' fees	938
Other accrued expenses	56,709
Total liabilities	$2,931,801
Net Assets applicable to investors' interest in Portfolio	$172,557,275
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$137,258,619
Net unrealized appreciation (computed on the basis of identified cost)	35,298,656
Total	$172,557,275

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends (net of foreign taxes, $7,629)	$346,040
Interest	5,435
Interest income allocated from affiliated investment	126,119
Expenses allocated from affiliated investment	(12,047)
Total investment income	$465,547
Expenses
Investment adviser fee	$500,729
Trustees' fees and expenses	5,663
Custodian fee	55,096
Legal and accounting services	25,985
Miscellaneous	7,436
Total expenses	$594,909
Deduct — Reduction of custodian fee	$1
Total expense reductions	$1
Net expenses	$594,908
Net investment loss	$(129,361)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$13,169,970
Foreign currency transactions	692
Net realized gain	$13,170,662
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$10,462,732
Net change in unrealized appreciation (depreciation)	$10,462,732
Net realized and unrealized gain	$23,633,394
Net increase in net assets from operations	$23,504,033

See notes to financial statements
17

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income (loss)	$(129,361)	$22,629
Net realized gain from investment transactions and foreign currency transactions	13,170,662	28,418,574
Net change in unrealized appreciation of investments and foreign currency	10,462,732	3,443,053
Net increase in net assets from operations	$23,504,033	$31,884,256
Capital transactions — Contributions	$7,662,629	$46,024,279
Withdrawals	(17,659,397)	(71,979,536)
Net decrease in net assets from capital transactions	$(9,996,768)	$(25,955,257)
Net increase in net assets	$13,507,265	$5,928,999
Net Assets
At beginning of period	$159,050,010	$153,121,011
At end of period	$172,557,275	$159,050,010

See notes to financial statements
18

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.75	%(1)	0.74	%(2)	0.74	%(2)	0.75%		0.73%	0.73%
Expenses after custodian fee reduction	0.75	%(1)	0.74	%(2)	0.74	%(2)	0.75%		0.73%	0.73%
Net investment income (loss)	(0.16	)%(1)	0.01%		(0.34)%		(0.50)%		(0.53)%	(0.49)%
Portfolio Turnover	52%		99%		223%		282%		248%	131%
Total Return	15.34%		22.33%		9.52%		(1.05	)%(3)	27.24%	(22.16)%
Net assets, end of period (000's omitted)	$172,557		$159,050		$153,121		$180,777		$226,702	$209,074

(1)  Annualized.

(2)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2006 and 2005, respectively).

(3)  The Portfolio's net increase from payments by affiliate and net gains (losses) realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended October 31, 2004.

See notes to financial statements
19

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Tax-Managed Small-Cap Growth Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 71.9% and 28.0% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate,

20

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contracts — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly acquired stocks. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may,

21

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended April 30, 2007, the Portfolio's advisory fee totaled $512,462, of which $11,733 was allocated from Cash Management and $500,729 was paid or accrued directly by the Portfolio.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $82,601,191 and $92,362,928, respectively, for the six months ended April 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$138,279,534
Gross unrealized appreciation	$37,102,920
Gross unrealized depreciation	(1,804,264)
Net unrealized appreciation	$35,298,656

5  Risk Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

22

Tax-Managed Small-Cap Growth Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2007.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

8  Restricted Securities

At April 30, 2007, the Portfolio owned the following securities (representing 0.15% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

23

Eaton Vance Tax-Managed Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance Tax-Managed Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Small-Cap Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Small-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-

25

Eaton Vance Tax-Managed Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

and five-year periods ended September 30, 2006 for the Fund. The Board noted that actions were taken during 2006 to improve the performance of the Fund and concluded that such actions were effective.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolio to continue to share such benefits equitably.

26

Eaton Vance Tax-Managed Small-Cap Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Small-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

27

Eaton Vance Tax-Managed Small-Cap Growth Fund

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Small-Cap Growth Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President and Portfolio Manager Michelle A. Green Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

28

Investment Adviser of Tax-Managed Small-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Small-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

130-6/07  MGSRC

Semiannual Report April 30, 2007

EATON VANCE
TAX-MANAGED
SMALL-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio will (if applicable) file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

investment update

Gregory R. Greene, CFA,

Lead Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended April 30, 2007, the Fund’s Class A shares had a total return of 10.83%. This return was the result of an increase in net asset value (NAV) per share to $15.84 on April 30, 2007, from $15.40 on October 31, 2006, and the distribution of $1.1492 per share in capital gains.(1)

•                  The Fund’s Class B shares had a total return of 10.39% for the same period, the result of an increase in NAV per share to $15.19 from $14.87 and the distribution of $1.1492 per share in capital gains.(1)

•                  The Fund’s Class C shares had a total return of 10.38% for the same period, the result of an increase in NAV per share to $15.20 from $14.88 and the distribution of $1.1492 per share in capital gains.(1)

•                  For comparison, the Fund’s benchmark, the Russell 2000 Value Index – a broad-based, unmanaged index of companies with lower price-to-book ratios and higher forecasted growth values – had a total return of 6.36% during the period, while the S&P Small Cap 600 Index – a broad-based, unmanaged market index of small-capitalization stocks – had a total return of 8.41%. The Fund’s peer group – the Lipper Small Cap Value Funds Classification – had a total return of 8.91% during the same period.(2)

See pages 2 and 3 for more performance information, including after-tax returns.

Management Discussion

•                  During the six months ended April 30, 2007, U.S. stock markets generally perfomed well, as investors continued to feel optimistic about the economy, inflation, interest rates and corporate profits. The period saw an increase in volatility, however, with significant declines in the U.S. and international equity markets from late February through mid March 2007. However, the Russell 2000 Value Index recovered late in the period, as lower first-quarter Gross Domestic Product growth was offset by better-than-expected corporate profit reports.

•                  The Fund invests its assets in Tax-Managed Small-Cap Value Portfolio (the “Portfolio”), a separate investment company with the same objectives and investment policies as the Fund. The Fund outperformed its benchmark during the six months ended April 30, 2007. In a period marked by increasing volatility and signs of a slowing economy, the Portfolio benefited from an emphasis on what management deemed higher quality stocks trading at discount valuations.

•                  The sectors that contributed most to Fund performance during the six-month period included consumer discretionary, information technology and consumer staples. Stock selection in the consumer discretionary sector was additive, as the Portfolio saw strong returns from household durables and from specialty retailers. In the information technology sector, the Portfolio benefited from the performance of a maker of power control semiconductors used in cellular phones, autos and appliances. An auto parts holding generated good earnings growth on robust foreign sales during the period. An overweighting in the consumer staples sector also generated significant returns.(3) A national producer of home cleansers and personal care products had strong revenue growth during the period, aided by a successful acquisition strategy.

•                  Financial stocks were among the Portfolio’s laggards during the period. Commercial banks continued to suffer from a flat yield curve, which pressured net interest margins. The Portfolio’s insurance holdings struggled with an increasingly competitive industry climate. In the industrial sector, a trucking company holding suffered an earnings decline during the period, as truckers were faced with lower freight volumes, higher fuel costs and competition from railroads.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

(3)       Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

fund performance

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	10.83%	10.39%	10.38%
One Year	8.85%	7.99%	7.99%
Five Years	10.69%	9.89%	9.90%
Life of Fund†	12.10%	11.29%	11.30%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	4.46%	5.39%	9.38%
One Year	2.57%	3.00%	6.99%
Five Years	9.40%	9.61%	9.90%
Life of Fund†	10.82%	11.17%	11.30%

†Inception Dates: 3/4/02 for all Classes.

(1)       Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C
Gross Expense Ratio	2.01%	2.76%	2.76%
Net Expense Ratio	1.75%	2.50%	2.50%

(2)          From the Fund’s prospectus dated 3/1/07. The Net Expense Ratio reflects a voluntary expense allocation to the Fund’s administrator and the sub-advisor of the Portfolio, which can be discontinued at any time. Without this expense allocation, performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Common Stock Investments by Sector(3)

By net assets

(3)          As a percentage of the Portfolio’s net assets as of April 30, 2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Equity Holdings(4)

By net assets

Church & Dwight, Co., Inc.	3.4%
Piedmont Natural Gas Co., Inc.	3.3
AptarGroup, Inc.	3.0
Tupperware Brands Corp.	2.9
Owens & Minor, Inc.	2.8
Protective Life Corp.	2.8
ON Semiconductor Corp.	2.8
Stage Stores, Inc.	2.7
Carter’s, Inc.	2.6
IPC Holdings Ltd.	2.5

(4)          Top Ten Equity Holdings represented 28.8% of Portfolio net assets as of April 30, 2007. Holdings are subject to change due to active management.

2

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares.

“Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	8.85%	10.69%	12.10%
Return After Taxes on Distributions	7.68%	10.27%	11.69%
Return After Taxes on Distributions and Sale of Fund Shares	7.17%	9.28%	10.55%

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	2.57%	9.40%	10.82%
Return After Taxes on Distributions	1.47%	8.98%	10.42%
Return After Taxes on Distributions and Sale of Fund shares	3.01%	8.12%	9.41%

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	7.99%	9.90%	11.30%
Return After Taxes on Distributions	6.78%	9.47%	10.88%
Return After Taxes on Distributions and Sale of Fund Shares	6.65%	8.57%	9.84%

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	6.99%	9.90%	11.30%
Return After Taxes on Distributions	5.78%	9.47%	10.88%
Return After Taxes on Distributions and Sale of Fund Shares	6.00%	8.57%	9.84%

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	7.99%	9.89%	11.29%
Return After Taxes on Distributions	6.78%	9.46%	10.87%
Return After Taxes on Distributions and Sale of Fund Shares	6.66%	8.56%	9.83%

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes Return	3.00%	9.61%	11.17%
After Taxes on Distributions	1.79%	9.18%	10.74%
Return After Taxes on Distributions and Sale of Fund Shares	3.41%	8.32%	9.71%

Class A, Class B and Class C of the Fund commenced investment operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not. Absent an allocation of certain expenses to the administrator of the Fund and the sub-adviser of the Portfolio, the returns would be lower.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Small-Cap Value Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,108.30	$9.15	**
Class B	$1,000.00	$1,103.90	$12.99	**
Class C	$1,000.00	$1,103.80	$12.99	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.10	$8.75	**
Class B	$1,000.00	$1,012.40	$12.42	**
Class C	$1,000.00	$1,012.40	$12.42	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.75% for Class A shares, 2.49% for Class B shares, and 2.49% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

4

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $25,346,065)	$32,495,332
Receivable for Fund shares sold	25,333
Receivable from affiliate	45,648
Total assets	$32,566,313
Liabilities
Payable to affiliate for distribution and service fees	$15,971
Payable for Fund shares redeemed	5,766
Payable to affiliate for administration fees	3,996
Payable to affiliate for Trustees' fees	94
Accrued expenses	17,299
Total liabilities	$43,126
Net Assets	$32,523,187
Sources of Net Assets
Paid-in capital	$21,798,277
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	3,688,834
Accumulated net investment loss	(113,191)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	7,149,267
Total	$32,523,187
Class A Shares
Net Assets	$17,450,432
Shares Outstanding	1,101,898
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.84
Maximum Offering Price Per Share (100 ÷ 94.25 of $15.84)	$16.81
Class B Shares
Net Assets	$7,014,520
Shares Outstanding	461,879
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.19
Class C Shares
Net Assets	$8,058,235
Shares Outstanding	530,074
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.20
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charges.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends allocated from Portfolio	$178,287
Interest allocated from Portfolio	34,891
Expenses allocated from Portfolio	(177,841)
Net investment income from Portfolio	$35,337
Expenses
Administration fee	$23,273
Trustees' fees and expenses	123
Distribution and service fees Class A	20,270
Class B	34,628
Class C	39,444
Registration fees	25,117
Transfer and dividend disbursing agent fees	21,750
Legal and accounting services	9,461
Custodian fee	8,225
Printing and postage	7,285
Miscellaneous	4,600
Total expenses	$194,176
Deduct — Allocation of Fund expenses to affiliate	$45,648
Total expense reductions	$45,648
Net expenses	$148,528
Net investment loss	$(113,191)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,746,148
Net realized gain	$3,746,148
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(475,370)
Net change in unrealized appreciation (depreciation)	$(475,370)
Net realized and unrealized gain	$3,270,778
Net increase in net assets from operations	$3,157,587

See notes to financial statements
5

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment loss	$(113,191)	$(249,921)
Net realized gain from investment transactions	3,746,148	2,237,106
Net change in unrealized appreciation (depreciation) of investments	(475,370)	1,093,600
Net increase in net assets from operations	$3,157,587	$3,080,785
Distributions to shareholders — From net realized gain Class A	$(1,148,098)	$(796,154)
Class B	(528,019)	(431,201)
Class C	(594,043)	(397,691)
Total distributions to shareholders	$(2,270,160)	$(1,625,046)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,582,432	$3,354,218
Class B	244,050	734,067
Class C	694,679	1,540,274
Net asset value of shares issued to shareholders in payment of distributions declared Class A	978,525	656,068
Class B	401,815	330,817
Class C	408,179	285,407
Cost of shares redeemed Class A	(1,626,766)	(4,136,432)
Class B	(541,678)	(1,432,137)
Class C	(1,038,035)	(1,328,126)
Net asset value of shares exchanged Class A	283,866	723,254
Class B	(283,866)	(723,254)
Net increase in net assets from Fund share transactions	$1,103,201	$4,156
Net increase in net assets	$1,990,628	$1,459,895
Net Assets
At beginning of period	$30,532,559	$29,072,664
At end of period	$32,523,187	$30,532,559
Accumulated net investment loss included in net assets
At end of period	$(113,191)	$—

See notes to financial statements
6

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended
	(Unaudited)		2006	2005	2004	2003	October 31, 2002(2)
Net asset value — Beginning of period	$15.400		$14.640	$13.010	$11.420	$8.860	$10.000
Income (loss) from operations
Net investment loss(1)	$(0.028)		$(0.066)	$(0.087)	$(0.082)	$(0.061)	$(0.046)
Net realized and unrealized gain (loss)	1.617		1.644	1.717	1.672	2.621	(1.094)
Total income (loss) from operations	$1.589		$1.578	$1.630	$1.590	$2.560	$(1.140)
Less distributions
From net realized gain	$(1.149)		$(0.818)	$—	$—	$—	$—
Total distributions	$(1.149)		$(0.818)	$—	$—	$—	$—
Net asset value — End of period	$15.840		$15.400	$14.640	$13.010	$11.420	$8.860
Total Return(3)	10.83%		11.24%	12.53%	13.92%	28.89%	(11.40)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,450		$15,695	$14,303	$10,772	$7,509	$3,105
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.75	%(6)	1.75%	1.75%	1.75%	1.75%	1.75	%(6)
Expenses after custodian fee reduction(4)(5)	1.75	%(6)	1.75%	1.75%	1.75%	1.75%	1.75	%(6)
Net investment loss	(0.37	)%(6)	(0.44)%	(0.61)%	(0.67)%	(0.62)%	(0.74	)%(6)
Portfolio Turnover of the Portfolio	29%		49%	24%	12%	21%	5%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The administrator subsidized certain operating expenses (equal to 0.29%, 0.26%, 0.28%, 0.35%, 0.85%, and 2.66% of average daily net assets for the six months ended April 30, 2007 and for each of the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio.

(6)  Annualized.

See notes to financial statements
7

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended
	(Unaudited)		2006	2005	2004	2003	October 31, 2002(2)
Net asset value — Beginning of period	$14.870		$14.260	$12.770	$11.290	$8.820	$10.000
Income (loss) from operations
Net investment loss(1)	$(0.082)		$(0.174)	$(0.189)	$(0.171)	$(0.132)	$(0.091)
Net realized and unrealized gain (loss)	1.551		1.602	1.679	1.651	2.602	(1.089)
Total income (loss) from operations	$1.469		$1.428	$1.490	$1.480	$2.470	$(1.180)
Less distributions
From net realized gain	$(1.149)		$(0.818)	$—	$—	$—	$—
Total distributions	$(1.149)		$(0.818)	$—	$—	$—	$—
Net asset value — End of period	$15.190		$14.870	$14.260	$12.770	$11.290	$8.820
Total Return(3)	10.39%		10.45%	11.67%	13.11%	28.00%	(11.80)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,015		$7,033	$7,802	$7,784	$5,961	$2,323
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.49	%(6)	2.50%	2.50%	2.50%	2.50%	2.50	%(6)
Expenses after custodian fee reduction(4)(5)	2.49	%(6)	2.50%	2.50%	2.50%	2.50%	2.50	%(6)
Net investment loss	(1.12	)%(6)	(1.20)%	(1.36)%	(1.41)%	(1.36)%	(1.47	)%(6)
Portfolio Turnover of the Portfolio	29%		49%	24%	12%	21%	5%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The administrator subsidized certain operating expenses (equal to 0.30%, 0.26%, 0.28%, 0.35%, 0.85%, and 2.66% of average daily net assets for the six months ended April 30, 2007 and for each of the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio.

(6)  Annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,				Period Ended
	(Unaudited)		2006	2005	2004	2003	October 31, 2002(2)
Net asset value — Beginning of period	$14.880		$14.270	$12.780	$11.290	$8.820	$10.000
Income (loss) from operations
Net investment loss(1)	$(0.082)		$(0.174)	$(0.189)	$(0.171)	$(0.131)	$(0.092)
Net realized and unrealized gain (loss)	1.551		1.602	1.679	1.661	2.601	(1.088)
Total income (loss) from operations	$1.469		$1.428	$1.490	$1.490	$2.470	$(1.180)
Less distributions
From net realized gain	$(1.149)		$(0.818)	$—	$—	$—	$—
Total distributions	$(1.149)		$(0.818)	$—	$—	$—	$—
Net asset value — End of period	$15.200		$14.880	$14.270	$12.780	$11.290	$8.820
Total Return(3)	10.38%		10.44%	11.66%	13.20%	28.00%	(11.80)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,058		$7,805	$6,968	$5,179	$3,870	$1,862
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	2.49	%(6)	2.50%	2.50%	2.50%	2.50%	2.50	%(6)
Expenses after custodian fee reduction(4)(5)	2.49	%(6)	2.50%	2.50%	2.50%	2.50%	2.50	%(6)
Net investment loss	(1.12	)%(6)	(1.19)%	(1.36)%	(1.42)%	(1.35)%	(1.48	)%(6)
Portfolio Turnover of the Portfolio	29%		49%	24%	12%	21%	5%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, March 4, 2002, to October 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The administrator subsidized certain operating expenses (equal to 0.30%, 0.26%, 0.28%, 0.35%, 0.85%, and 2.66% of average daily net assets for the six months ended April 30, 2007 and for each of the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively). A portion of the subsidy was borne by the sub-adviser of the Portfolio.

(6)  Annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (55.1% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

10

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Interim Financial Staments — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	103,064	222,934
Issued to shareholders electing to receive payments of distributions in Fund shares	66,027	46,072
Redemptions	(104,577)	(274,772)
Exchanges from Class B shares	18,423	48,007
Net increase	82,937	42,241

Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	16,698	50,495
Issued to shareholders electing to receive payments of distributions in Fund shares	28,198	23,920
Redemptions	(36,840)	(98,844)
Exchanges to Class A shares	(19,175)	(49,502)
Net decrease	(11,119)	(73,931)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	47,240	107,147
Issued to shareholders electing to receive payments of distributions in Fund shares	28,624	20,622
Redemptions	(70,242)	(91,520)
Net increase	5,622	36,249

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2007, the administration fee amounted to $23,273. Pursuant to an expense reimbursement, EVM and Fox Asset Management LLC (Fox), a majority owned subsidiary of EVM and sub-adviser to the Portfolio, were allocated $11,412 and $34,236, respectively, of the Fund's operating expenses for the six months ended April 30, 2007. Prior to April 23, 2007, this expense reimbursement was voluntary and could be terminated at any time. Effective April 23, 2007, EVM and Fox have agreed to reimburse the Fund's expenses to the extent that the Total Annual Operating Expenses exceeded 1.65% for Class A shares and 2.40% for Class B and Class C shares. This expense reimbursement will continue through April 30, 2010. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.) EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those

11

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

services. For the six months ended April 30, 2007, EVM received $1,875 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,112 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2007.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 of the 1940 Act (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $20,270 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 of the 1940 Act (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. Distribution fees paid or accrued for the six months ended April 30, 2007 amounted to $25,971 and $29,583 for Class B and Class C shares, respectively. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $122,000 and $384,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $8,657, and $9,861, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within two years of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $2,000 and $1,000 of CDSC paid by shareholders of Class B shares and Class C shares, respectively, for the six months ended April 30, 2007. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2007.

12

Eaton Vance Tax-Managed Small-Cap Value Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $2,561,750 and $3,871,986 respectively, for the six months ended April 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

13

Tax-Managed Small-Cap Value Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%
Security	Shares	Value
Aerospace & Defense — 1.4%
K&F Industries Holdings, Inc.(1)	30,700	$817,234
		$817,234
Auto Components — 1.3%
BorgWarner, Inc.	9,700	$755,727
		$755,727
Chemicals — 2.0%
RPM International, Inc.	55,000	$1,169,850
		$1,169,850
Commercial Banks — 11.5%
Boston Private Financial Holdings, Inc.	43,500	$1,209,735
First Midwest Bancorp, Inc.	32,500	1,168,050
Hanmi Financial Corp.	61,300	1,005,933
Provident Bankshares Corp.	35,900	1,150,236
UCBH Holdings, Inc.	63,300	1,136,868
Umpqua Holdings Corp.	45,100	1,124,794
		$6,795,616
Commercial Services & Supplies — 2.4%
Pike Electric Corp.(1)	69,800	$1,421,826
		$1,421,826
Construction & Engineering — 1.2%
Granite Construction, Inc.	12,000	$722,880
		$722,880
Containers & Packaging — 3.0%
AptarGroup, Inc.	24,500	$1,794,625
		$1,794,625
Electric Utilities — 1.0%
Cleco Corp.	21,700	$608,902
		$608,902
Electrical Equipment — 1.6%
A.O. Smith Corp.	25,000	$952,500
		$952,500

Security	Shares	Value
Electronic Equipment & Instruments — 3.9%
Aeroflex, Inc.(1)	92,100	$1,293,084
Technitrol, Inc.	38,000	1,019,540
		$2,312,624
Energy Equipment & Services — 6.1%
Bristow Group, Inc.(1)	15,400	$579,040
Lone Star Technologies, Inc.(1)	10,600	703,946
Oil States International, Inc.(1)	43,900	1,489,527
Parker Drilling Co.(1)	76,000	825,360
		$3,597,873
Food & Staples Retailing — 3.7%
BJ's Wholesale Club, Inc.(1)	36,000	$1,243,080
Performance Food Group Co.(1)	30,700	959,375
		$2,202,455
Food Products — 2.4%
Chiquita Brands International, Inc.	95,500	$1,416,265
		$1,416,265
Gas Utilities — 4.3%
Piedmont Natural Gas Co., Inc.	74,000	$1,952,860
Questar Corp.	6,200	602,206
		$2,555,066
Health Care Equipment & Supplies — 4.1%
PolyMedica Corp.	25,600	$1,035,264
West Pharmaceutical Services, Inc.	28,200	1,403,514
		$2,438,778
Health Care Providers & Services — 2.8%
Owens & Minor, Inc.	47,500	$1,679,125
		$1,679,125
Hotels, Restaurants & Leisure — 2.4%
Applebee's International, Inc.	28,500	$774,630
CBRL Group, Inc.	13,800	615,204
		$1,389,834

See notes to financial statements
14

Tax-Managed Small-Cap Value Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 2.9%
Tupperware Brands Corp.	60,000	$1,687,200
		$1,687,200
Household Products — 3.4%
Church & Dwight Co., Inc.	39,000	$1,978,470
		$1,978,470
Industrial Conglomerates — 2.0%
Teleflex, Inc.	16,000	$1,149,280
		$1,149,280
Insurance — 5.4%
IPC Holdings Ltd.	50,100	$1,501,998
Protective Life Corp.	35,500	1,664,950
		$3,166,948
Leisure Equipment & Products — 2.2%
RC2 Corp.(1)	32,000	$1,275,520
		$1,275,520
Machinery — 5.3%
Albany International Corp., Class A	25,300	$968,990
CLARCOR, Inc.	35,700	1,125,978
Mueller Water Products, Inc., Class A	72,300	1,041,120
		$3,136,088
Oil, Gas & Consumable Fuels — 2.0%
OMI Corp.	16,200	$470,934
Penn Virginia Corp.	8,500	680,425
		$1,151,359
Personal Products — 1.6%
Chattem, Inc.(1)	16,000	$914,240
		$914,240
Road & Rail — 3.0%
Arkansas Best Corp.	32,500	$1,280,500
YRC Worldwide, Inc.(1)	12,800	509,312
		$1,789,812

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.3%
Diodes, Inc.(1)	24,400	$900,848
ON Semiconductor Corp.(1)	153,300	1,641,843
		$2,542,691
Software — 1.0%
Epicor Software Corp.(1)	40,600	$588,700
		$588,700
Specialty Retail — 5.1%
Claire's Stores, Inc.	24,900	$810,993
Stage Stores, Inc.	72,300	1,594,215
Tween Brands, Inc.(1)	15,600	610,896
		$3,016,104
Textiles, Apparel & Luxury Goods — 2.6%
Carter's, Inc.(1)	58,900	$1,543,180
		$1,543,180
Total Common Stocks (identified cost $41,355,854)		$56,570,772
Total Investments — 95.9% (identified cost $41,355,854)		$56,570,772
Other Assets, Less Liabilities — 4.1%		$2,405,882
Net Assets — 100.0%		$58,976,654

(1)  Non-income producing security.

See notes to financial statements
15

Tax-Managed Small-Cap Value Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investments, at value (identified cost, $41,355,854)	$56,570,772
Cash	2,431,760
Dividends and interest receivable	54,877
Total assets	$59,057,409
Liabilities
Payable to affiliate for investment advisory fees	$48,922
Payable to affiliate for Trustees' fees	1,160
Accrued expenses	30,673
Total liabilities	$80,755
Net Assets applicable to investors' interest in Portfolio	$58,976,654
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$43,761,736
Net unrealized appreciation (computed on the basis of identified cost)	15,214,918
Total	$58,976,654

Statement of Operations

For the Six Months
Ended April 30, 2007

Investment Income
Dividends	$321,976
Interest	63,008
Total investment income	$384,984
Expenses
Investment adviser fee	$282,582
Trustees' fees and expenses	3,620
Custodian fee	19,613
Legal and accounting services	13,645
Miscellaneous	1,598
Total expenses	$321,058
Deduct — Reduction of custodian fee	$1
Total expense reductions	$1
Net expenses	$321,057
Net investment income	$63,927
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$6,757,678
Net realized gain	$6,757,678
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(865,850)
Net change in unrealized appreciation (depreciation)	$(865,850)
Net realized and unrealized gain	$5,891,828
Net increase in net assets from operations	$5,955,755

See notes to financial statements
16

Tax-Managed Small-Cap Value Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$63,927	$88,774
Net realized gain from investment transactions	6,757,678	4,818,587
Net change in unrealized appreciation (depreciation) of investments	(865,850)	1,030,544
Net increase in net assets from operations	$5,955,755	$5,937,905
Capital transactions — Contributions	$2,561,750	$5,563,481
Withdrawals	(3,871,986)	(7,961,150)
Net decrease in net assets from capital transactions	$(1,310,236)	$(2,397,669)
Net increase in net assets	$4,645,519	$3,540,236
Net Assets
At beginning of period	$54,331,135	$50,790,899
At end of period	$58,976,654	$54,331,135

See notes to financial statements
17

Tax-Managed Small-Cap Value Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,					Period Ended
	(Unaudited)		2006	2005		2004	2003	October 31, 2002(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.15	%(2)	1.14%	1.15%		1.14%	1.18%	1.77	%(2)
Expenses after custodian fee reduction	1.15	%(2)	1.14%	1.15%		1.14%	1.18%	1.77	%(2)
Net investment income (loss)	0.23	%(2)	0.17%	(0.00	)%(3)	(0.06)%	(0.04)%	(0.74	)%(2)
Portfolio Turnover	29%		49%	24%		12%	21%	5%
Total Return(4)	11.18%		11.91%	13.20%		14.62%	29.62%	(11.41)%
Net assets, end of period (000's omitted)	$58,977		$54,331	$50,791		$53,226	$41,903	$17,340

(1)  For the period from the start of business, March 1, 2002, to October 31, 2002.

(2)  Annualized.

(3)  Amounts to less than (0.01)%.

(4)  Total Return is not computed on an annualized basis.

See notes to financial statements
18

Tax-Managed Small-Cap Value Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Tax-Managed Small-Cap Value Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 55.1% and 44.9% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the accrual basis.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent

19

Tax-Managed Small-Cap Value Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket security will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its covered short sales by delivering newly-acquired stock.

Exposure to loss on an index or basket security sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or basket security sold short are not held by the Portfolio. Such losses may be substantial.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an

20

Tax-Managed Small-Cap Value Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2007, the advisory fee amounted to $282,582. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $15,471,787 and $15,762,809, respectively, for the six months ended April 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,429,182
Gross unrealized appreciation	$15,742,102
Gross unrealized depreciation	(600,512)
Net unrealized appreciation	$15,141,590

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2007.

21

Tax-Managed Small-Cap Value Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2007.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

22

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

23

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Small-Cap Value Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Small-Cap Value Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), and the sub-advisory agreement with Fox Asset Management LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board specifically noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios, as well as recent changes in personnel. The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement, respectively.

24

Eaton Vance Tax-Managed Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2006 for the Fund. The Board noted that action continued to be taken to improve the performance of the Fund and concluded that it was appropriate to allow reasonable time to evaluate the effectiveness of this action.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund and had agreed to increase the amount of such waiver or expense payment to reduce further the Fund's expense ratios.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund and the Portfolio to continue to share such benefits equitably.

25

Eaton Vance Tax-Managed Small-Cap Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Small-Cap Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

26

Eaton Vance Tax-Managed Small-Cap Value Fund

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Small-Cap Value Portfolio

Officers
James B. Hawkes
President and Trustee
Thomas E. Faust Jr.
Vice President and Trustee
Gregory R. Greene
Vice President and Co-Portfolio
Manager
Robert J. Milmore
Vice President and Co-Portfolio Manager
J. Bradley Ohlmuller
Vice President and Co-Portfolio Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

27

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Small-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Tax-Managed Small-Cap Value Portfolio

Fox Asset Management LLC
331 Newman Springs Road
Red Bank, NJ 07701

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1300-6/07  TMSCVSRC

Semiannual Report April 30, 2007

EATON VANCE
TAX-MANAGED
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

I N V E S T M E N T  U P D A T E

Michael R. Mach, CFA
Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended April 30, 2007, the Fund’s Class A shares had a total return of 10.70%. This return was the result of an increase in net asset value (NAV) per share to $20.59 on April 30, 2007, from $18.77 on October 31, 2006, plus the reinvestment of $0.177 per share in distributions paid.(1)

•                  The Fund’s Class B shares had a total return of 10.28% for the same period, the result of an increase in NAV per share to $19.40 from $17.63, plus the reinvestment of $0.039 per share in distributions paid.(1)

•                  The Fund’s Class C shares had a total return of 10.28% for the same period, the result of an increase in NAV per share to $19.91 from $18.10, plus the reinvestment of $0.049 per share in distributions paid.(1)

•                  For comparison, the Fund’s benchmark, the Russell 1000 Value Index – a broad-based, unmanaged index of value stocks – had a total return of 9.79% during the period. The Fund’s peer group, the Lipper Large-Cap Value Funds Classification, had an average total return of 9.17% for the same period.(2)

See pages 2 and 4 for more performance information, including after-tax returns.

Management Discussion

•                  For the six months ended April 30, 2007, Eaton Vance Tax-Managed Value Fund’s (the “Fund”) performance exceeded that of its primary benchmark, the Russell 1000 Value Index, and that of the broader market as represented by the S&P 500 Index, which returned 8.6% for the six months ended April 30, 2007 (2) The Fund currently invests its assets in a separate registered investment company, Tax-Managed Value Portfolio (the “Portfolio”), with the same objective and policies as the Fund.

•                  Major U.S. equity indices posted impressive six-month returns for the period ended April 30, 2007, despite increased global market volatility and concerns about the U.S. subprime mortgage market. Better-than-expected corporate earnings results, coupled with continued strength in merger and acquisition activity, helped to offset worries about inflation and increased oil prices. The Fed’s decision to keep interest rates steady provided additional relief to the markets. On average during the last six months, mid-cap and small-cap stocks continued to outperform their larger-cap counterparts.

•                  On a sector level, each of the 10 sectors in the Portfolio had positive returns during the period, while eight of the 10 sectors outperformed their counter-parts in the Russell 1000 Value Index on a relative basis. Top-performing sectors for the Portfolio included materials, utilities, and industrials. At the security level, among the strongest contributors to relative performance were Portfolio holdings in the financial, consumer staples, and information technology sectors. Certain Portfolio investments in large U.S. pharmaceuticals and biotechnology firms were among the biggest detractors from Fund performance for the period. (2), (3)

•                  In these discussions, we believe that, along with recent results, it is important to review longer-term performance. The Fund has outperformed its peer group average, the Lipper Large-Cap Value Funds Classification, for the 1-, 3-, and 5-year periods ended April 30, 2007, and its Class A shares have annualized returns of 15.88%, 17.34%, and 10.96%, respectively, for these periods. The average annual returns for the Lipper Large-Cap Value Funds classification for the 1-, 3- and 5-year periods ended April 30, 2007, were 15.68%, 13.68%, and 9.36%, respectively. (1), (2)

(1)

These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index returns are available as of month end only. The Lipper Average is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund. Lipper Averages are available as of month end only.

(3)	Sector weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

F U N D  P E R F O R M A N C E

•                  In addition, it is important to consider the Fund’s tax-managed strategy of balancing investment and tax considerations. The goal in managing a tax-managed fund is not to avoid taxes, but rather to maximize after-tax returns. Investment decisions are made from the perspective of long-term, tax-paying shareholders interested in the level of Fund pre-tax returns and how tax-efficiently fund returns are achieved. The Fund’s after-tax return information can be found on page 4 of this report.

•                  The Fund remains committed to its strategy of investing in companies that are considered to be attractive in their long-term investment prospects, are favorably priced in relation to their fundamental value, and will grow in value over time on an after-tax basis. The Fund’s research-driven investment process and commitment to a long-term investment perspective are designed to help the Fund meet its objective.

•                  In closing, I would like to thank you, my fellow shareholders, for your continued confidence and participation in the Fund.

Performance*

	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
Six Months	10.70%	10.28%	10.28%
One Year	15.88	15.04	15.05
Five Years	10.96	10.12	10.14
Life of Fund†	10.89	9.66	10.08

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	4.30%	5.28%	9.28%
One Year	9.24	10.04	14.05
Five Years	9.66	9.85	10.14
Life of Fund†	9.99	9.66	10.08

†Inception Dates – Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00

*

Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual

Operating expenses **

	Class A	Class B	Class C
Expense Ratio	1.18%	1.93%	1.93%

**From the Fund’s prospectus dated 3/1/07.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

PO R T F O L I O  I N F O R M A T I O N

Common Stock Investments by Sector*

By net assets

*	As a percentage of the Portfolio’s net assets as of 4/30/2007. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Top Ten Equity Holdings**

By net assets

Wyeth	2.60%
JP Morgan Chase & Co.	2.44%
Goldman Sachs, Inc.	2.36%
Exxon Mobil Corp.	2.29%
Exelon Corp.	2.17%
Hewlett-Packard Co.	2.12%
Citigroup Inc.	2.12%
Bank of America Corp.	2.11%
International Business Machines Co.	2.02%
American International Group, Inc.	2.01%

**	Top Ten Equity Holdings represented 22.24% of Portfolio net assets as of April 30, 2007. Holdings are subject to change due to active management.

3

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

F U N D  P E R F O R M A N C E

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund

Return Before Taxes	15.88%	10.96%	10.89%
Return After Taxes on Distributions	15.72	10.84	10.80
Return After Taxes on Distributions and Sale of Fund Shares	10.51	9.55	9.62

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund

Return Before Taxes	9.24%	9.66%	9.99%
Return After Taxes on Distributions	9.09	9.54	9.91
Return After Taxes on Distributions and Sale of Fund Shares	6.19	8.39	8.80

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund

Return Before Taxes	15.05%	10.14%	10.08%
Return After Taxes on Distributions	15.01	10.11	10.06
Return After Taxes on Distributions and Sale of Fund Shares	9.84	8.84	8.89

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund

Return Before Taxes	14.05%	10.14%	10.08%
Return After Taxes on Distributions	14.01	10.11	10.06
Return After Taxes on Distributions and Sale of Fund Shares	9.19	8.84	8.89

Average Annual Total Returns

(For the periods ended April 30, 2007)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund

Return Before Taxes	15.04%	10.12%	9.66%
Return After Taxes on Distributions	15.00	10.09	9.64
Return After Taxes on Distributions and Sale of Fund Shares	9.82	8.82	8.51

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund

Return Before Taxes	10.04%	9.85%	9.66%
Return After Taxes on Distributions	10.00	9.82	9.64
Return After Taxes on Distributions and Sale of Fund Shares	6.57	8.58	8.51

Class A, Class B, and Class C of the Fund commenced investment operations on 12/27/99, 1/18/00, and 1/24/00, respectively. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 – April 30, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Value Fund

	Beginning Account Value (11/1/06)	Ending Account Value (4/30/07)	Expenses Paid During Period* (11/1/06 – 4/30/07)
Actual
Class A	$1,000.00	$1,107.00	$6.06
Class B	$1,000.00	$1,102.80	$9.96
Class C	$1,000.00	$1,102.80	$9.96
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.81
Class B	$1,000.00	$1,015.30	$9.54
Class C	$1,000.00	$1,015.30	$9.54

* Expenses are equal to the Fund's annualized expense ratio of 1.16% for Class A shares, 1.91% for Class B shares and 1.91% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investment in Tax-Managed Value Portfolio, at value (identified cost, $769,913,415)	$1,240,172,774
Receivable for Fund shares sold	2,884,525
Total assets	$1,243,057,299
Liabilities
Payable for Fund shares redeemed	$2,542,243
Payable to affiliate for service fees	611,927
Payable to affiliate for administration fees	150,703
Payable to affiliate for Trustees' fees	291
Accrued expenses	212,919
Total liabilities	$3,518,083
Net Assets	$1,239,539,216
Sources of Net Assets
Paid-in capital	$804,907,625
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(38,352,872)
Undistributed net investment income	2,725,104
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	470,259,359
Total	$1,239,539,216
Class A Shares
Net Assets	$648,997,071
Shares Outstanding	31,522,232
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.59
Maximum Offering Price Per Share (100 ÷ 94.25 of $20.59)	$21.85
Class B Shares
Net Assets	$255,735,082
Shares Outstanding	13,180,926
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.40
Class C Shares
Net Assets	$334,807,063
Shares Outstanding	16,817,335
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.91
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*  Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $91,977)	$12,382,202
Interest allocated from Portfolio	588,915
Security lending income allocated from Portfolio, net	115,455
Expenses allocated from Portfolio	(3,795,483)
Net investment income from Portfolio	$9,291,089
Expenses
Administration fee	$859,295
Trustees' fees and expenses	1,972
Distribution and service fees Class A	727,354
Class B	1,255,088
Class C	1,564,131
Transfer and dividend disbursing agent fees	411,754
Printing and postage	60,689
Legal and accounting services	43,818
Registration fees	23,962
Custodian fee	19,979
Miscellaneous	14,087
Total expenses	$4,982,129
Net investment income	$4,308,960
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$15,778,106
Foreign currency transactions	(1,621)
Net realized gain	$15,776,485
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$95,435,353
Foreign currency	6,394
Net change in unrealized appreciation (depreciation)	$95,441,747
Net realized and unrealized gain	$111,218,232
Net increase in net assets from operations	$115,527,192

See notes to financial statements
6

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$4,308,960	$7,412,891
Net realized gain from investment transactions and foreign currency	15,776,485	27,543,380
Net change in unrealized appreciation (depreciation) from investments and foreign currency	95,441,747	126,661,128
Net increase in net assets from operations	$115,527,192	$161,617,399
Distributions to shareholders — From net investment income Class A	$(5,102,900)	$(3,358,252)
Class B	(548,213)	(487,483)
Class C	(809,000)	(561,668)
Total distributions to shareholders	$(6,460,113)	$(4,407,403)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$92,494,805	$144,383,450
Class B	3,649,192	12,703,645
Class C	20,586,944	37,379,842
Net asset value of shares issued to shareholders in payment of distributions declared Class A	4,219,394	2,773,537
Class B	409,092	362,257
Class C	566,033	390,508
Cost of shares redeemed Class A	(37,774,014)	(63,623,564)
Class B	(16,310,268)	(33,373,795)
Class C	(13,945,282)	(31,140,765)
Net asset value of shares exchanged Class A	6,280,433	9,424,654
Class B	(6,280,433)	(9,424,654)
Net increase in net assets from Fund share transactions	$53,895,896	$69,855,115
Net increase in net assets	$162,962,975	$227,065,111
Net Assets
At beginning of period	$1,076,576,241	$849,511,130
At end of period	$1,239,539,216	$1,076,576,241
Undistributed net investment income included in net assets
At end of period	$2,725,104	$4,876,257

See notes to financial statements
7

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value — Beginning of period	$18.770		$15.920	$13.950	$12.460	$10.770	$11.770
Income (loss) from operations
Net investment income	$0.108		$0.189	$0.122	$0.135	$0.101	$0.051
Net realized and unrealized gain (loss)	1.889		2.805	1.984	1.471	1.594	(1.051)
Total income (loss) from operations	$1.997		$2.994	$2.106	$1.606	$1.695	$(1.000)
Less distributions
From net investment income	$(0.177)		$(0.144)	$(0.136)	$(0.116)	$(0.005)	$—
Total distributions	$(0.177)		$(0.144)	$(0.136)	$(0.116)	$(0.005)	$—
Net asset value — End of period	$20.590		$18.770	$15.920	$13.950	$12.460	$10.770
Total Return(1)	10.70%		18.92%	15.17%	12.96%	15.74%	(8.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$648,997		$529,073	$363,527	$269,908	$211,918	$181,588
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	1.16	%(3)	1.18%	1.21%	1.22%	1.27%	1.26%
Expenses after custodian fee reduction(2)	1.16	%(3)	1.18%	1.21%	1.22%	1.27%	1.26%
Net investment income	1.11	%(3)	1.16%	0.86%	1.03%	0.91%	0.44%
Portfolio Turnover of the Portfolio	9%		26%	40%	44%	76%	213%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distriubtions revinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value — Beginning of period	$17.630		$14.970	$13.130	$11.740	$10.220	$11.250
Income (loss) from operations
Net investment income (loss)	$0.035		$0.073	$0.018	$0.035	$0.017	$(0.034)
Net realized and unrealized gain (loss)	1.774		2.618	1.862	1.384	1.503	(0.996)
Total income (loss) from operations	$1.809		$2.691	$1.880	$1.419	$1.520	$(1.030)
Less distributions
From net investment income	$(0.039)		$(0.031)	$(0.040)	$(0.029)	$—	$—
Total distributions	$(0.039)		$(0.031)	$(0.040)	$(0.029)	$—	$—
Net asset value — End of period	$19.400		$17.630	$14.970	$13.130	$11.740	$10.220
Total Return(1)	10.28%		18.00%	14.34%	12.10%	14.87%	(9.16)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$255,735		$250,030	$239,392	$227,778	$203,665	$174,951
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	1.91	%(3)	1.93%	1.96%	1.97%	2.02%	2.01%
Expenses after custodian fee reduction(2)	1.91	%(3)	1.93%	1.96%	1.97%	2.02%	2.01%
Net investment income (loss)	0.38	%(3)	0.44%	0.13%	0.29%	0.16%	(0.31)%
Portfolio Turnover of the Portfolio	9%		26%	40%	44%	76%	213%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distriubtions revinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value — Beginning of period	$18.100		$15.370	$13.470	$12.050	$10.490	$11.550
Income (loss) from operations
Net investment income (loss)	$0.035		$0.071	$0.018	$0.038	$0.018	$(0.034)
Net realized and unrealized gain (loss)	1.824		2.694	1.915	1.412	1.542	(1.026)
Total income (loss) from operations	$1.859		$2.765	$1.933	$1.450	$1.560	$(1.060)
Less distributions
From net investment income	$(0.049)		$(0.035)	$(0.033)	$(0.030)	$—	$—
Total distributions	$(0.049)		$(0.035)	$(0.033)	$(0.030)	$—	$—
Net asset value — End of period	$19.910		$18.100	$15.370	$13.470	$12.050	$10.490
Total Return(1)	10.28%		18.02%	14.37%	12.05%	14.87%	(9.18)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$334,807		$297,473	$246,593	$216,066	$197,385	$173,306
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	1.91	%(3)	1.93%	1.96%	1.97%	2.02%	2.01%
Expenses after custodian fee reduction(2)	1.91	%(3)	1.93%	1.96%	1.97%	2.02%	2.01%
Net investment income (loss)	0.37	%(3)	0.43%	0.12%	0.29%	0.16%	(0.31)%
Portfolio Turnover of the Portfolio	9%		26%	40%	44%	76%	213%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distriubtions revinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (89.3% at April 30, 2007). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $52,986,546 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in shares of the Fund of the same class at the net asset value as of the close of business on the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and those on a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	4,721,614	8,295,338
Issued to shareholders electing to receive payments of distributions in Fund shares	217,382	167,282
Redemptions	(1,926,380)	(3,642,704)
Exchange to Class B shares	317,028	542,412
Net increase	3,329,644	5,362,328

Class B	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	197,068	782,720
Issued to shareholders electing to receive payments of distributions in Fund shares	22,306	23,103
Redemptions	(885,677)	(2,038,546)
Exchange to Class A shares	(336,213)	(575,596)
Net decrease	(1,002,516)	(1,808,319)
Class C	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Sales	1,087,808	2,227,927
Issued to shareholders electing to receive payments of distributions in Fund shares	30,076	24,270
Redemptions	(738,496)	(1,857,731)
Net increase	379,388	394,466

4  Transactions with Affiliates

The administrative fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2007, the administration fee amounted to $859,295. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees earned by EVM and BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $88,118 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2007. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2007, EVM received $32,437 in sub-transfer agent fees from the Fund.

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $727,354 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $941,316 and $1,173,098 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2007, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $2,211,000 and $22,082,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $313,772, and $391,033, for Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending upon the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates, or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $94,000 and $11,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively for the six months ended April 30, 2007. EVD did not receive any CDSC for Class A shares for the six months ended April 30, 2007.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $115,738,267 and $75,444,692 respectively, for the six months ended April 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the

Eaton Vance Tax-Managed Value Fund as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Tax-Managed Value Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Aerospace & Defense — 2.7%
General Dynamics Corp.	200,000	$15,700,000
Northrop Grumman Corp.	200,000	14,722,000
United Technologies Corp.	100,000	6,713,000
		$37,135,000
Air Freight & Logistics — 0.6%
FedEx Corp.	75,000	$7,908,000
		$7,908,000
Auto Components — 0.7%
BorgWarner, Inc.	125,000	$9,738,750
		$9,738,750
Capital Markets — 6.6%
Bank of New York Co., Inc.	175,000	$7,084,000
Franklin Resources, Inc.	75,000	9,848,250
Goldman Sachs Group, Inc.	150,000	32,791,500
Lehman Brothers Holdings, Inc.	260,000	19,572,800
Merrill Lynch & Co., Inc.	250,000	22,557,500
		$91,854,050
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	$14,535,000
		$14,535,000
Commercial Banks — 4.9%
Marshall & Ilsley Corp.	125,000	$6,002,500
TCF Financial Corp.	300,000	8,124,000
U.S. Bancorp	200,000	6,870,000
Wachovia Corp.	400,000	22,216,000
Wells Fargo & Co.	700,000	25,123,000
		$68,335,500
Communications Equipment — 1.1%
Nokia Oyj Sponsored ADR(2)	625,000	$15,781,250
		$15,781,250

Security	Shares	Value
Computer Peripherals — 4.7%
Hewlett-Packard Co.	700,000	$29,498,000
International Business Machines Corp.	275,000	28,107,750
NCR Corp.(1)	160,000	8,064,000
		$65,669,750
Diversified Financial Services — 6.7%
Bank of America Corp.	575,000	$29,267,500
Citigroup, Inc.	550,000	29,491,000
J.P.Morgan Chase & Co.	650,000	33,865,000
		$92,623,500
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	700,000	$27,104,000
Verizon Communications, Inc.	600,000	22,908,000
Windstream Corp.	258,481	3,778,992
		$53,790,992
Electric Utilities — 5.3%
Entergy Corp.	200,000	$22,628,000
Exelon Corp.	400,000	30,164,000
FPL Group, Inc.	325,000	20,920,250
		$73,712,250
Energy Equipment & Services — 1.6%
GlobalSantaFe Corp.	150,000	$9,589,500
Transocean, Inc.(1)	150,000	12,930,000
		$22,519,500
Food & Staples Retailing — 2.8%
Kroger Co.	275,000	$8,115,250
Safeway, Inc.	400,000	14,520,000
Wal-Mart Stores, Inc.	350,000	16,772,000
		$39,407,250
Food Products — 2.3%
Kraft Foods, Inc., Class A	259,509	$8,685,766
Nestle SA(3)	60,000	23,772,772
		$32,458,538

See notes to financial statements
15

Tax-Managed Value Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.2%
McDonald's Corp.	350,000	$16,898,000
		$16,898,000
Household Durables — 0.5%
Lennar Corp., Class A(2)	150,000	$6,406,500
		$6,406,500
Household Products — 1.0%
Kimberly-Clark Corp.	200,000	$14,234,000
		$14,234,000
Insurance — 8.7%
Aetna, Inc.	150,000	$7,032,000
Allstate Corp.	125,000	7,790,000
American International Group, Inc.	400,000	27,964,000
AON Corp.	325,000	12,593,750
Chubb Corp. (The)	125,000	6,728,750
Hartford Financial Services Group, Inc.	250,000	25,300,000
MetLife, Inc.	100,000	6,570,000
Progressive Corp.	200,000	4,614,000
St. Paul Travelers Cos., Inc. (The)	400,000	21,640,000
		$120,232,500
Machinery — 3.3%
Caterpillar, Inc.	200,000	$14,524,000
Deere & Co.	200,000	21,880,000
Eaton Corp.	100,000	8,921,000
		$45,325,000
Media — 2.7%
Time Warner, Inc.	1,075,000	$22,177,250
Walt Disney Co.	425,000	14,866,500
		$37,043,750
Metals & Mining — 1.4%
Alcoa, Inc.	325,000	$11,534,250
Freeport-McMoRan Copper & Gold, Inc.	113,900	7,649,524
		$19,183,774

Security	Shares	Value
Multiline Retail — 2.1%
J.C. Penney Company, Inc.	300,000	$23,727,000
Target Corp.	100,000	5,937,000
		$29,664,000
Multi-Utilities — 1.6%
Dominion Resources, Inc.	250,000	$22,800,000
		$22,800,000
Oil, Gas & Consumable Fuels — 12.4%
Apache Corp.	200,000	$14,500,000
Chevron Corp.	300,000	23,337,000
ConocoPhillips	400,000	27,740,000
Exxon Mobil Corp.	400,000	31,752,000
Hess Corp.	125,000	7,093,750
Marathon Oil Corp.	100,000	10,155,000
Occidental Petroleum Corp.	500,000	25,350,000
Peabody Energy Corp.	300,000	14,394,000
Valero Energy Corp.	250,000	17,557,500
		$171,879,250
Paper and Forest Products — 1.1%
Weyerhaeuser Co.	200,000	$15,844,000
		$15,844,000
Pharmaceuticals — 7.3%
Abbott Laboratories	250,000	$14,155,000
Johnson & Johnson	300,000	19,266,000
Merck & Co., Inc.	200,000	10,288,000
Novartis AG ADR	250,000	14,522,500
Pfizer, Inc.	275,000	7,276,500
Wyeth	650,000	36,075,000
		$101,583,000
Real Estate Investment Trusts (REITs) — 2.8%
AMB Property Corp.	110,000	$6,700,100
AvalonBay Communities, Inc.	100,000	12,226,000
General Growth Properties, Inc.	100,000	6,385,000
Host Hotels & Resorts, Inc.	275,000	7,051,000
Public Storage, Inc.	75,000	6,999,000
		$39,361,100

See notes to financial statements
16

Tax-Managed Value Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Road & Rail — 1.6%
Burlington Northern Santa Fe Corp.	250,000	$21,885,000
		$21,885,000
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	514,995	$5,428,048
		$5,428,048
Specialty Retail — 1.1%
Home Depot, Inc.	200,000	$7,574,000
TJX Companies, Inc.	250,000	6,972,500
		$14,546,500
Thrifts & Mortgage Finance — 0.9%
Washington Mutual, Inc.(2)	300,000	$12,594,000
		$12,594,000
Tobacco — 1.9%
Altria Group, Inc.	375,000	$25,845,000
		$25,845,000
Wireless Telecommunication Services — 1.1%
Alltel Corp.	250,000	$15,672,500
		$15,672,500
Total Common Stocks (identified cost $840,758,588)		$1,361,895,252

Short-Term Investments — 3.9%
Description	Shares/ Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund LLC, 5.29%(4)(5)	$28,925	$28,925,058
Investment in Cash Management Portfolio, 4.70%(4)	25,315	25,315,393
Total Short-Term Investments (identified cost, $54,240,451)		$54,240,451
Total Investments — 102.0% (identified cost $894,999,039)		$1,416,135,703
Other Assets, Less Liabilities — (2.0)%		$(27,666,759)
Net Assets — 100.0%		$1,388,468,944

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at April 30, 2007.

(3)  Foreign security.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2007.

(5)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements
17

Tax-Managed Value Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Unaffliliated Investments, at value including $27,601,244 of securities on loan (identified cost, $840,758,588)	$1,361,895,252
Affiliated Investments, at value (identified cost, $54,240,451)	54,240,451
Dividends and interest receivable	1,754,892
Interest receivable from affiliated investment	92,081
Tax reclaim receivable	349,822
Total assets	$1,418,332,498
Liabilities
Collateral for securities loaned	$28,925,058
Payable to affiliate for investment advisory fees	696,357
Payable to affiliate for Trustees' fees	2,238
Accrued expenses	239,901
Total liabilities	$29,863,554
Net Assets applicable to investors' interest in Portfolio	$1,388,468,944
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$867,318,873
Net unrealized appreciation (computed on the basis of identified cost)	521,150,071
Total	$1,388,468,944

Statement of Operations

For the Six Months Ended
April 30, 2007

Investment Income
Dividends (net of foreign taxes, $102,992)	$13,891,280
Interest	37,518
Interest income allocated from affiliated investments	623,271
Security lending income, net	129,289
Expenses allocated from affiliated investments	(58,998)
Total investment income	$14,622,360
Expenses
Investment adviser fee	$3,984,098
Trustees' fees and expenses	14,969
Custodian fee	161,421
Legal and accounting services	34,795
Miscellaneous	3,066
Total expenses	$4,198,349
Net investment income	$10,424,011
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$17,686,460
Foreign currency transactions	(1,815)
Net realized gain	$17,684,645
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$107,069,245
Foreign currency	7,169
Net change in unrealized appreciation (depreciation)	$107,076,414
Net realized and unrealized gain	$124,761,059
Net increase in net assets from operations	$135,185,070

See notes to financial statements
18

Tax-Managed Value Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
From operations — Net investment income	$10,424,011	$18,135,849
Net realized gain from investment transactions and foreign currency	17,684,645	30,315,383
Net change in unrealized appreciation (depreciation) from investments and foreign currency	107,076,414	142,148,590
Net increase in net assets from operations	$135,185,070	$190,599,822
Capital transactions — Contributions	$115,738,267	$223,007,191
Withdrawals	(75,450,270)	(146,685,668)
Net increase in net assets from capital transactions	$40,287,997	$76,321,523
Net increase in net assets	$175,473,067	$266,921,345
Net Assets
At beginning of period	$1,212,995,877	$946,074,532
At end of period	$1,388,468,944	$1,212,995,877

See notes to financial statements
19

Tax-Managed Value Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.66	%(2)	0.67%	0.68%	0.69%	0.70%	0.72%
Expenses after custodian fee reduction(1)	0.66	%(2)	0.67%	0.68%	0.69%	0.70%	0.72%
Net investment income	1.62	%(2)	1.67%	1.40%	1.57%	1.47%	0.99%
Portfolio Turnover	9%		26%	40%	44%	76%	213%
Total Return(3)	10.96%		19.53%	15.76%	13.55%	16.40%	(7.99)%
Net assets, end of period (000's omitted)	$1,388,469		$1,212,996	$946,075	$797,423	$673,412	$562,361

(1)  The advisor voluntarily waived a portion of its investment advisory fee (equal to an amount less than 0.005% of average net assets, for 2006 and 2005, respectively).

(2)  Annualized.

(3)  Total return not computed on an annualized basis.

See notes to financial statements
20

Tax-Managed Value Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held approximately 89.3% and 10.6%, respectively, of the interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at net asset value per share on the valuation date. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of

21

Tax-Managed Value Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract — Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.650% annually of average daily net assets of the Portfolio up to $500 million, 0.625% of average net assets of $500 million but less than $1 billion , 0.600% of average net assets of $1 billion but less than $2 billion, 0.575% of average net assets of $2 billion but less than $5 billion, and 0.555% of average net assets of $5 billion and over. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended April 30, 2007, the Portfolio's advisory fee totaled $4,041,932, of which $57,834 was allocated from Cash Management and $3,984,098 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.628% of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer

22

Tax-Managed Value Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $158,337,039 and $110,780,864, respectively, for the six months ended April 30, 2007.

4  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $1,529,848 for the six months ended April 30, 2007. At April 30, 2007, the value of the securities loaned and the value of the collateral amounted to $27,601,244 and $28,925,058, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$896,444,327
Gross unrealized appreciation	$519,745,906
Gross unrealized depreciation	(54,530)
Net unrealized appreciation	$519,691,376

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2007.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2007.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value

23

Tax-Managed Value Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

24

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

25

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Value Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Value Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board concluded that the Fund's performance is satisfactory.

26

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees, including administrative fees, and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and Portfolio to continue to share such benefits equitably.

27

Eaton Vance Tax-Managed Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Value Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

28

Eaton Vance Tax-Managed Value Fund

INVESTMENT MANAGEMENT CONT'D

Tax-Managed Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

29

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Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Tax-Managed Value Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

501-6/07  TVSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	June 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 13, 2007

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	June 13, 2007